UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)

Princor Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2013
Date of reporting period:	September 30, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

COMMON STOCKS - 63.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.10%				Beverages - 0.03%
Publicis Groupe SA ADR	1,245	$25		Coca-Cola Co/The	430		$16
WPP PLC ADR	238	24
		$49		Biotechnology - 2.33%
Aerospace & Defense - 1.26%				Amgen Inc	1,068		120
Alliant Techsystems Inc	3,303	322		Ariad Pharmaceuticals Inc (a)	780		14
BAE Systems PLC ADR	787	23		BIND Therapeutics Inc (a)	1,240		17
Boeing Co/The	1,710	201		Biogen Idec Inc (a)	690		166
Esterline Technologies Corp (a)	530	42		Celgene Corp (a)	1,624		250
European Aeronautic Defence and Space Co	322	21		Cellular Dynamics International Inc (a)	1,076		20
NV ADR				CSL Ltd ADR	815		24
Safran SA ADR	274	17		Exact Sciences Corp (a)	975		12
		$626		Gilead Sciences Inc (a)	7,791		490
				Medicines Co/The (a)	610		20
Agriculture - 0.50%				NPS Pharmaceuticals Inc (a)	716		23
Altria Group Inc	3,025	104		Sunesis Pharmaceuticals Inc (a)	1,400		7
British American Tobacco PLC ADR	473	50					$1,163
Philip Morris International Inc	1,080	93
		$247		Building Materials - 0.64%
				HeidelbergCement AG ADR	1,777		27
Airlines - 0.15%				Lafarge SA ADR	1,008		17
Delta Air Lines Inc	1,974	46		Lennox International Inc	1,816		137
Ryanair Holdings PLC ADR	321	16		Masco Corp	6,431		137
US Airways Group Inc (a)	720	14
							$318
		$76
				Chemicals - 1.30%
Apparel - 0.63%				Agrium Inc	335		28
Hanesbrands Inc	5,021	313		Givaudan SA ADR	684		20
				LyondellBasell Industries NV	4,344		318
Automobile Manufacturers - 0.79%				Monsanto Co	1,028		107
Ford Motor Co	3,141	53		OM Group Inc (a)	1,680		57
Fuji Heavy Industries Ltd ADR	645	36		Westlake Chemical Corp	1,127		118
Mazda Motor Corp ADR(a)	185	8					$648
Oshkosh Corp (a)	5,189	254
				Commercial Services - 1.64%
Toyota Motor Corp ADR	319	41		ABM Industries Inc	2,160		58
		$392		Barrett Business Services Inc	1,055		71
Automobile Parts & Equipment - 1.42%				CoreLogic Inc/United States (a)	1,787		48
Delphi Automotive PLC	788	46		Huron Consulting Group Inc (a)	950		50
Johnson Controls Inc	4,984	207		KAR Auction Services Inc	1,637		46
Lear Corp	3,492	250		Korn/Ferry International (a)	2,960		63
Tower International Inc (a)	1,960	39		Manpowergroup Inc	2,522		184
Visteon Corp (a)	633	48		PAREXEL International Corp (a)	920		46
WABCO Holdings Inc (a)	1,399	118		Service Corp International/US	10,027		187
				Vantiv Inc (a)	2,218		62
		$708
							$815
Banks - 5.98%
Australia & New Zealand Banking Group Ltd	943	27		Computers - 4.63%
ADR				Accenture PLC - Class A	2,653		195
Citigroup Inc	2,970	144		Apple Inc	1,268		604
DBS Group Holdings Ltd ADR	419	22		CACI International Inc (a)	410		28
Fifth Third Bancorp	14,547	262		Computer Sciences Corp	1,074		56
First Interstate Bancsystem Inc	2,380	58		EMC Corp/MA	8,166		209
Goldman Sachs Group Inc/The	2,711	429		Hewlett-Packard Co	4,131		87
Hanmi Financial Corp	2,610	43		International Business Machines Corp	253		47
HSBC Holdings PLC ADR	301	16		Manhattan Associates Inc (a)	1,958		187
JP Morgan Chase & Co	14,138	731		NetApp Inc	5,996		255
Lloyds Banking Group PLC ADR(a)	4,065	20		Netscout Systems Inc (a)	1,530		39
Mitsubishi UFJ Financial Group Inc ADR	2,599	17		SanDisk Corp	3,187		190
Nordea Bank AB ADR	2,605	31		Synopsys Inc (a)	5,022		189
Regions Financial Corp	29,811	276		Western Digital Corp	3,531		224
Royal Bank of Canada	285	18					$2,310
Sumitomo Mitsui Financial Group Inc ADR	2,710	26		Consumer Products - 1.15%
Sumitomo Mitsui Trust Holdings Inc ADR	2,602	13		Avery Dennison Corp	5,095		222
Susquehanna Bancshares Inc	4,430	56		Jarden Corp (a)	1,614		78
Svenska Handelsbanken AB ADR	1,270	27		Kimberly-Clark Corp	2,173		205
Swedbank AB ADR	1,640	38		Prestige Brands Holdings Inc (a)	2,300		69
Webster Financial Corp	1,940	50					$574
Wells Fargo & Co	16,423	679
		$2,983		Cosmetics & Personal Care - 0.01%
				Procter & Gamble Co/The	65		5

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services - 1.70%				Home Builders - 0.04%
Daiwa Securities Group Inc ADR	1,933	$18		KB Home	1,120		$20
Discover Financial Services	9,606	485
Medley Capital Corp	3,110	43
ORIX Corp ADR	279	23		Home Furnishings - 0.63%
Piper Jaffray Cos (a)	1,240	43		Whirlpool Corp	2,135		313
Waddell & Reed Financial Inc	4,589	236
		$848		Insurance - 3.18%
				Allianz SE ADR	1,354		21
Electric - 0.48%				Allstate Corp/The	10,655		539
Avista Corp	1,101	29		American Equity Investment Life Holding Co	3,569		76
DTE Energy Co	1,079	71		American Financial Group Inc/OH	802		43
NRG Energy Inc	1,582	43		Everest Re Group Ltd	437		64
Pinnacle West Capital Corp	477	26		Hannover Rueck SE ADR	460		17
Tenaga Nasional Bhd ADR	1,581	17		Horace Mann Educators Corp	2,410		68
UNS Energy Corp	1,124	53		Lincoln National Corp	6,403		269
		$239		Muenchener Rueckversicherungs AG ADR	899		18
Electrical Components & Equipment - 0.49%				Protective Life Corp	1,304		55
Emerson Electric Co	2,273	147		Prudential PLC ADR	424		16
EnerSys Inc	1,290	78		Sampo ADR	1,054		23
Hitachi Ltd ADR	298	20		Travelers Cos Inc/The	3,743		317
		$245		Validus Holdings Ltd	1,572		58
							$1,584
Electronics - 1.05%
Honeywell International Inc	5,834	484		Internet - 2.71%
Tyco International Ltd	1,112	39		CDW Corp/DE (a)	2,499		57
				FireEye Inc (a)	1,011		42
		$523		Google Inc (a)	504		441
Energy - Alternate Sources - 0.09%				Splunk Inc (a)	1,158		70
Pattern Energy Group Inc	1,860	44		Stamps.com Inc (a)	701		32
				Symantec Corp	15,147		375
Engineering & Construction - 0.20%				Tencent Holdings Ltd ADR	421		22
				Travelzoo Inc (a)	1,190		32
EMCOR Group Inc	1,290	51		Yahoo! Inc (a)	8,472		281
Fluor Corp	470	33
Vinci SA ADR	1,204	17					$1,352
		$101		Machinery - Diversified - 0.08%
Entertainment - 0.23%				Albany International Corp	1,063		38
Regal Entertainment Group	6,107	116
				Media - 1.75%
Food - 1.66%				Comcast Corp - Class A	16,849		761
				Cumulus Media Inc (a)	7,436		39
General Mills Inc	5,785	277
Kroger Co/The	8,529	344		ITV PLC ADR	602		17
Nestle SA ADR	236	17		Time Warner Cable Inc	473		53
Sprouts Farmers Market Inc (a)	850	38					$870
Tyson Foods Inc	4,607	130		Metal Fabrication & Hardware - 0.08%
Unilever NV - NY shares	609	23		Worthington Industries Inc	1,130		39
		$829
Forest Products & Paper - 0.32%				Mining - 0.07%
International Paper Co	3,507	157		US Silica Holdings Inc	1,499		37
Gas - 0.37%				Miscellaneous Manufacturing - 1.12%
Atmos Energy Corp	1,057	45		Crane Co	1,785		110
NiSource Inc	3,298	102		General Electric Co	11,110		266
Vectren Corp	1,043	35		Ingersoll-Rand PLC	2,484		161
		$182		ITT Corp	650		23
Healthcare - Products - 0.03%							$560
STAAR Surgical Co (a)	670	9		Oil & Gas - 5.46%
Symmetry Medical Inc (a)	870	7		Anadarko Petroleum Corp	3,718		346
		$16		Canadian Natural Resources Ltd	531		17
Healthcare - Services - 1.84%				Chevron Corp	15		2
Aetna Inc	3,487	223		Cimarex Energy Co	2,929		282
Centene Corp (a)	530	34		ConocoPhillips	8,525		593
				Denbury Resources Inc (a)	8,170		150
Cigna Corp	3,965	305
Envision Healthcare Holdings Inc (a)	3,452	90		EOG Resources Inc	2,268		384
				EPL Oil & Gas Inc (a)	1,840		68
HCA Holdings Inc	3,340	143
HealthSouth Corp	1,730	60		Exxon Mobil Corp	2,314		199
WellPoint Inc	772	64		Hess Corp	4,297		332
				Kodiak Oil & Gas Corp (a)	4,370		53
		$919		Marathon Petroleum Corp	551		36

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Retail (continued)
Oasis Petroleum Inc (a)	1,227	$60		Office Depot Inc (a)	12,161	$59
Repsol SA ADR	336	8		Red Robin Gourmet Burgers Inc (a)	807	57
Seadrill Ltd	464	21		Rite Aid Corp (a)	51,743	246
Whiting Petroleum Corp (a)	2,889	173		Stein Mart Inc	2,528	35
		$2,724		Wal-Mart Stores Inc	6,346	469
				Wendy's Co/The	1,950	17
Packaging & Containers - 0.28%						$2,696
Amcor Ltd/Australia ADR	431	17
Packaging Corp of America	1,713	98		Savings & Loans - 0.07%
Rexam PLC ADR	630	25		Oritani Financial Corp	2,046	34
		$140
Pharmaceuticals - 4.68%				Semiconductors - 0.49%
AbbVie Inc	11,594	519		ARM Holdings PLC ADR	658	32
Achillion Pharmaceuticals Inc (a)	970	3		Entegris Inc (a)	3,900	40
AmerisourceBergen Corp	997	61		Freescale Semiconductor Ltd (a)	3,875	64
Array BioPharma Inc (a)	4,360	27		KLA-Tencor Corp	668	41
Bayer AG ADR	238	28		Marvell Technology Group Ltd	3,171	36
Clovis Oncology Inc (a)	120	7		NVIDIA Corp	2,027	31
Eli Lilly & Co	10,156	511		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Herbalife Ltd	467	33				$244
Johnson & Johnson	489	42
Keryx Biopharmaceuticals Inc (a)	1,390	14		Software - 2.19%
				Activision Blizzard Inc	7,117	119
McKesson Corp	2,498	320		Acxiom Corp (a)	2,260	64
Medivation Inc (a)	180	11
				Aspen Technology Inc (a)	1,740	60
Mylan Inc/PA (a)	6,835	261
				CA Inc	8,571	254
Novartis AG ADR	270	21		CommVault Systems Inc (a)	570	50
Novo Nordisk A/S ADR	252	43		Electronic Arts Inc (a)	7,715	197
Omnicare Inc	3,138	174		MedAssets Inc (a)	1,690	43
Onyx Pharmaceuticals Inc (a)	110	14
Pfizer Inc	2,527	73		Microsoft Corp	7,040	234
Pharmacyclics Inc (a)	90	12		Oracle Corp	868	29
				Rocket Fuel Inc (a)	796	43
Roche Holding AG ADR	822	55
Sanofi ADR	366	19				$1,093
Shire PLC ADR	270	32		Telecommunications - 2.44%
Zoetis Inc	1,695	53		ARRIS Group Inc (a)	2,800	48
		$2,333		AT&T Inc	2,385	81
				BT Group PLC ADR	494	27
Pipelines - 0.05%				Cisco Systems Inc	21,525	504
TransCanada Corp	540	24		KDDI Corp ADR	2,478	32
				Nippon Telegraph & Telephone Corp ADR	1,024	27
Publicly Traded Investment Fund - 0.08%				Plantronics Inc	940	43
iShares Russell 1000 Growth ETF	497	39		RF Micro Devices Inc (a)	8,020	45
				Softbank Corp ADR	1,078	37
Real Estate - 0.13%				Verizon Communications Inc	7,967	372
Brookfield Asset Management Inc	1,300	49				$1,216
Mitsubishi Estate Co Ltd ADR	590	17		Textiles - 0.50%
		$66		G&K Services Inc	360	22
				Mohawk Industries Inc (a)	1,736	226
REITS - 0.57%
Camden Property Trust	648	40				$248
CBL & Associates Properties Inc	1,580	30		Transportation - 0.27%
Extra Space Storage Inc	1,585	72		Canadian National Railway Co	376	38
First Industrial Realty Trust Inc	3,000	49		Canadian Pacific Railway Ltd	244	30
RLJ Lodging Trust	2,910	68		East Japan Railway Co ADR	1,179	17
Westfield Group ADR	1,145	24		Gulfmark Offshore Inc	1,000	51
		$283				$136
Retail - 5.41%				TOTAL COMMON STOCKS		$31,551
ANN Inc (a)	1,350	49			Principal
Best Buy Co Inc	2,765	104		BONDS- 19.44%	Amount (000's)	Value(000	's)
Brinker International Inc	2,050	83		Advertising - 0.02%
Cie Financiere Richemont SA ADR	3,434	34		Interpublic Group of Cos Inc/The
Conn's Inc (a)	1,040	52		4.00%, 03/15/2022	$5	$5
CVS Caremark Corp	4,568	259		6.25%, 11/15/2014	5	5
Gap Inc/The	4,716	190				$10
Haverty Furniture Cos Inc	2,130	52
Home Depot Inc/The	6,684	507		Aerospace & Defense - 0.13%
Lowe's Cos Inc	3,926	187		Air 2 US
Macy's Inc	1,753	76		8.03%, 10/01/2020(c),(d)	32	32
Nu Skin Enterprises Inc	2,298	220		EADS Finance BV
				2.70%, 04/17/2023(d)	25	23

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Aerospace & Defense (continued)				Banks (continued)
Northrop Grumman Corp				Associated Banc-Corp
4.75%, 06/01/2043	$10	$10		5.13%, 03/28/2016	$65	$70
		$65		Banco de Credito del Peru
				4.25%, 04/01/2023(d)	25	22
Agriculture - 0.18%				Bank of America Corp
Altria Group Inc				2.00%, 01/11/2018	50	49
2.85%, 08/09/2022	20	18		Bank of New York Mellon Corp/The
4.50%, 05/02/2043	15	13		4.50%, 12/31/2049(e)	10	9
Philip Morris International Inc				BBVA US Senior SAU
2.50%, 05/16/2016	15	16		4.66%, 10/09/2015	200	208
4.13%, 03/04/2043	15	13		Citigroup Inc
6.38%, 05/16/2038	15	18		4.05%, 07/30/2022	45	44
Pinnacle Operating Corp				5.38%, 08/09/2020	5	6
9.00%, 11/15/2020(d)	10	10
				5.50%, 09/13/2025	40	41
		$88		City National Corp/CA
Airlines - 0.02%				5.25%, 09/15/2020	35	38
US Airways 2001-1G Pass Through Trust				Goldman Sachs Group Inc/The
7.08%, 09/20/2022	2	2		1.60%, 11/23/2015	15	15
US Airways 2013-1 Class A Pass Through				2.38%, 01/22/2018	45	45
Trust				5.38%, 03/15/2020	35	39
3.95%, 11/15/2025(c)	10	10		6.75%, 10/01/2037	20	21
		$12		HBOS Capital Funding LP
				6.07%, 06/29/2049(d),(e)	5	5
Automobile Asset Backed Securities - 0.38%				JP Morgan Chase & Co
AmeriCredit Automobile Receivables Trust				5.15%, 12/29/2049(e)	90	79
2012-1				5.63%, 08/16/2043	20	20
0.91%, 10/08/2015(e)	9	9		6.00%, 12/29/2049(e)	45	42
AmeriCredit Automobile Receivables Trust				Morgan Stanley
2012-3				1.55%, 04/25/2018(e)	75	75
0.71%, 12/08/2015(e)	21	21		1.75%, 02/25/2016	15	15
Nissan Auto Lease Trust				2.13%, 04/25/2018	20	19
0.34%, 07/15/2014(e)	6	6		3.75%, 02/25/2023	20	19
Nissan Auto Receivables 2013-A Owner				4.10%, 05/22/2023	20	19
Trust				4.88%, 11/01/2022	85	85
0.37%, 09/15/2015	72	73		6.38%, 07/24/2042	20	23
Santander Drive Auto Receivables Trust 2013-				RBS Capital Trust III
1				5.51%, 09/29/2049	10	9
0.48%, 02/16/2016	79	79		Regions Financial Corp
		$188		5.75%, 06/15/2015	50	54
Automobile Floor Plan Asset Backed Securities - 0.68%				Royal Bank of Scotland Group PLC
Ally Master Owner Trust				6.10%, 06/10/2023	75	76
1.05%, 01/15/2016(e)	100	100		6.13%, 12/15/2022	60	60
GE Dealer Floorplan Master Note Trust				Santander US Debt SAU
				2.99%, 10/07/2013(d)	100	100
0.78%, 07/20/2016(e)	200	200
Nissan Master Owner Trust Receivables				State Street Corp
0.65%, 05/15/2017(e)	40	40		3.10%, 05/15/2023	25	23
		$340		Wells Fargo & Co
				4.13%, 08/15/2023	40	39
Automobile Manufacturers - 0.09%						$1,410
Ford Motor Co
4.75%, 01/15/2043	25	22		Beverages - 0.36%
7.40%, 11/01/2046	15	18		Anheuser-Busch InBev Worldwide Inc
Navistar International Corp				1.38%, 07/15/2017	15	15
8.25%, 11/01/2021	5	5		2.50%, 07/15/2022	55	51
		$45		5.38%, 01/15/2020	30	34
				Coca-Cola Co/The
Automobile Parts & Equipment - 0.02%				1.15%, 04/01/2018	35	34
Dana Holding Corp				Constellation Brands Inc
6.00%, 09/15/2023	5	5		3.75%, 05/01/2021	5	5
Titan International Inc				4.25%, 05/01/2023	5	5
6.88%, 10/01/2020(c),(d),(f)	5	5		Corp Lindley SA
		$10		6.75%, 11/23/2021(d)	15	16
				6.75%, 11/23/2021	20	21
Banks- 2.83%						$181
Abbey National Treasury Services
PLC/London				Biotechnology - 0.30%
3.05%, 08/23/2018	25	25		Amgen Inc
Ally Financial Inc				5.15%, 11/15/2041	5	5
5.50%, 02/15/2017	5	5		5.38%, 05/15/2043	25	25
8.00%, 03/15/2020	10	11

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Biotechnology (continued)			Diversified Financial Services (continued)
Celgene Corp			Icahn Enterprises LP / Icahn Enterprises
1.90%, 08/15/2017	$20	$20	Finance Corp
3.25%, 08/15/2022	10	9	8.00%, 01/15/2018	$15	$16
4.00%, 08/15/2023	30	30	International Lease Finance Corp
5.25%, 08/15/2043	20	20	6.25%, 05/15/2019	5	5
Genzyme Corp			8.62%, 09/15/2015(e)	5	5
5.00%, 06/15/2020	15	17	John Deere Capital Corp
Gilead Sciences Inc			0.88%, 04/17/2015	15	15
3.05%, 12/01/2016	10	10	Merrill Lynch & Co Inc
5.65%, 12/01/2041	10	11	6.88%, 04/25/2018	15	18
		$147	MPH Intermediate Holding Co 2
			8.38%, PIK 9.13%, 08/01/2018(d),(g)	5	5
Building Materials - 0.07%			National Rural Utilities Cooperative Finance
CRH America Inc			Corp
8.13%, 07/15/2018	25	30	4.75%, 04/30/2043(e)	10	9
Owens Corning			SquareTwo Financial Corp
4.20%, 12/15/2022	5	5	11.63%, 04/01/2017	10	10
		$35			$155
Chemicals - 0.12%			Electric - 0.75%
Dow Chemical Co/The			Alabama Power Co
7.38%, 11/01/2029	10	12	3.85%, 12/01/2042	10	9
Eagle Spinco Inc			Baltimore Gas & Electric Co
4.63%, 02/15/2021(d)	5	5
			2.80%, 08/15/2022	15	14
LYB International Finance BV			CMS Energy Corp
4.00%, 07/15/2023	20	20	4.70%, 03/31/2043	5	5
NOVA Chemicals Corp			5.05%, 03/15/2022	20	21
5.25%, 08/01/2023(d)	5	5
			Commonwealth Edison Co
Taminco Global Chemical Corp			3.80%, 10/01/2042	5	4
9.75%, 03/31/2020(d)	15	17
			4.60%, 08/15/2043	10	10
		$59	DTE Energy Co
Commercial Services - 0.03%			6.38%, 04/15/2033	15	17
BakerCorp International Inc			Duke Energy Carolinas LLC
8.25%, 06/01/2019	5	5	4.00%, 09/30/2042	15	14
ERAC USA Finance LLC			Dynegy Inc
2.75%, 03/15/2017(d)	10	10	5.88%, 06/01/2023(d)	10	9
		$15	Edison International
			3.75%, 09/15/2017	10	11
Computers - 0.27%			Elwood Energy LLC
Affiliated Computer Services Inc			8.16%, 07/05/2026	17	18
5.20%, 06/01/2015	35	37	Energy Future Intermediate Holding Co LLC /
Apple Inc			EFIH Finance Inc
1.00%, 05/03/2018	45	43	12.25%, 03/01/2022(d),(e)	15	17
Hewlett-Packard Co			FirstEnergy Corp
3.00%, 09/15/2016	5	5	7.38%, 11/15/2031	15	15
NCR Corp			Florida Power & Light Co
4.63%, 02/15/2021	5	5	4.05%, 06/01/2042	20	19
Seagate HDD Cayman			4.13%, 02/01/2042	5	5
4.75%, 06/01/2023(d)	5	5	Mirant Mid Atlantic Pass Through Trust C
6.88%, 05/01/2020	35	38	10.06%, 12/30/2028	24	26
		$133	Northern States Power Co/MN
Consumer Products - 0.01%			3.40%, 08/15/2042	5	4
Sun Products Corp/The			NRG Energy Inc
7.75%, 03/15/2021(d)	5	5	8.25%, 09/01/2020	10	11
			Oncor Electric Delivery Co LLC
			5.25%, 09/30/2040	10	10
Diversified Financial Services - 0.31%			Pacific Gas & Electric Co
Aircastle Ltd			4.45%, 04/15/2042	5	5
7.63%, 04/15/2020	5	5	PacifiCorp
9.75%, 08/01/2018	15	17	3.85%, 06/15/2021	10	11
Credit Acceptance Corp			PPL Electric Utilities Corp
9.13%, 02/01/2017	10	11	3.00%, 09/15/2021	5	5
Denali Borrower LLC / Denali Finance Corp			4.75%, 07/15/2043	5	5
5.63%, 10/15/2020(d),(f)	10	10	PPL WEM Holdings PLC
General Electric Capital Corp			3.90%, 05/01/2016(d)	25	26
5.25%, 06/29/2049(e)	20	19	Public Service Co of Colorado
General Motors Financial Co Inc			4.75%, 08/15/2041	15	15
3.25%, 05/15/2018(d)	10	10	Public Service Electric & Gas Co
			2.30%, 09/15/2018	20	20
			3.65%, 09/01/2042	5	4

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)			Gas- 0.07%
Puget Energy Inc			Sempra Energy
5.63%, 07/15/2022	$5	$5	2.88%, 10/01/2022	$35	$33
San Diego Gas & Electric Co
4.30%, 04/01/2042	5	5
Southern California Edison Co			Healthcare - Products - 0.10%
4.05%, 03/15/2042	15	14	Boston Scientific Corp
Virginia Electric and Power Co			2.65%, 10/01/2018	30	30
			4.13%, 10/01/2023	10	10
4.00%, 01/15/2043	5	4	Universal Hospital Services Inc
4.65%, 08/15/2043	15	15	7.63%, 08/15/2020	10	10
		$373			$50
Electronics - 0.03%
Viasystems Inc			Healthcare - Services - 0.16%
7.88%, 05/01/2019(d)	15	16	Centene Corp
			5.75%, 06/01/2017	10	11
			Fresenius Medical Care US Finance II Inc
Entertainment - 0.12%			5.88%, 01/31/2022(d)	5	5
CCM Merger Inc			HCA Inc
9.13%, 05/01/2019(d)	20	21	4.75%, 05/01/2023	5	5
Cinemark USA Inc			7.25%, 09/15/2020	25	27
4.88%, 06/01/2023	5	5	MultiPlan Inc
DreamWorks Animation SKG Inc			9.88%, 09/01/2018(d)	5	5
6.88%, 08/15/2020(d)	5	5	Radnet Management Inc
Peninsula Gaming LLC / Peninsula Gaming			10.38%, 04/01/2018	10	11
Corp			Ventas Realty LP
8.38%, 02/15/2018(d)	5	5	1.55%, 09/26/2016	15	15
Regal Entertainment Group					$79
5.75%, 02/01/2025	5	5
9.13%, 08/15/2018	6	7	Holding Companies - Diversified - 0.01%
WMG Acquisition Corp			Nielsen Co Luxembourg SARL/The
			5.50%, 10/01/2021(d)	5	5
6.00%, 01/15/2021(d)	3	3
11.50%, 10/01/2018	10	11
		$62	Home Builders - 0.13%
			Ashton Woods USA LLC / Ashton Woods
Environmental Control - 0.05%			Finance Co
Republic Services Inc			6.88%, 02/15/2021(d)	10	10
3.80%, 05/15/2018	25	27	Beazer Homes USA Inc
			7.25%, 02/01/2023	5	5
Food- 0.30%			Brookfield Residential Properties Inc /
Ingles Markets Inc			Brookfield Residential US Corp
5.75%, 06/15/2023(d)	5	5	6.13%, 07/01/2022(d)	5	5
Kraft Foods Group Inc			Lennar Corp
3.50%, 06/06/2022	15	15	4.13%, 12/01/2018	5	4
5.00%, 06/04/2042	15	15	4.75%, 11/15/2022(e)	15	14
6.13%, 08/23/2018	25	29	MDC Holdings Inc
6.50%, 02/09/2040	10	12	6.00%, 01/15/2043	15	13
Kroger Co/The			Standard Pacific Corp
3.85%, 08/01/2023	15	15	6.25%, 12/15/2021	5	5
5.15%, 08/01/2043	5	5	WCI Communities Inc
Mondelez International Inc			6.88%, 08/15/2021(d)	5	5
6.13%, 02/01/2018	20	23	Woodside Homes Co LLC / Woodside Homes
6.50%, 11/01/2031	20	23	Finance Inc
Pinnacle Foods Finance LLC / Pinnacle Foods			6.75%, 12/15/2021(d)	5	5
Finance Corp					$66
4.88%, 05/01/2021(d)	5	4
Sun Merger Sub Inc			Home Equity Asset Backed Securities - 0.05%
5.88%, 08/01/2021(d)	5	5	Specialty Underwriting & Residential Finance
		$151	Trust Series 2004-BC1
			0.94%, 02/25/2035(e)	21	20
Forest Products & Paper - 0.04%			Wells Fargo Home Equity Trust
Georgia-Pacific LLC			0.47%, 08/25/2035(e)	5	5
3.73%, 07/15/2023(d)	10	10			$25
Resolute Forest Products Inc
5.88%, 05/15/2023(d)	5	4	Insurance - 0.67%
Sappi Papier Holding GmbH			Allstate Corp/The
			5.75%, 08/15/2053(e)	5	5
7.50%, 06/15/2032(d)	5	4
		$18	American International Group Inc
			3.38%, 08/15/2020	30	30
			3.80%, 03/22/2017	25	27
			4.88%, 09/15/2016	35	38
			6.40%, 12/15/2020	35	41

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Media (continued)
American International Group Inc			DISH DBS Corp
(continued)			4.25%, 04/01/2018	$5	$5
8.18%, 05/15/2068	$5	$6	5.00%, 03/15/2023	20	19
Fidelity & Guaranty Life Holdings Inc			5.88%, 07/15/2022	20	20
6.38%, 04/01/2021(d)	5	5	6.75%, 06/01/2021	10	11
ING US Inc			7.88%, 09/01/2019	10	11
2.90%, 02/15/2018	75	75	Grupo Televisa SAB
5.50%, 07/15/2022	15	16	6.63%, 01/15/2040	25	27
5.65%, 05/15/2053(e)	40	37	NBCUniversal Media LLC
Liberty Mutual Group Inc			2.88%, 01/15/2023	15	14
5.00%, 06/01/2021(d)	15	16	4.45%, 01/15/2043	25	23
7.00%, 03/15/2037(d),(e)	15	15	5.15%, 04/30/2020	40	45
Prudential Financial Inc			6.40%, 04/30/2040	10	12
5.63%, 06/15/2043(e)	20	19	News America Inc
XL Group PLC			3.00%, 09/15/2022	30	28
6.50%, 12/31/2049(e)	5	5	4.00%, 10/01/2023(d)	5	5
		$335	5.40%, 10/01/2043(d)	20	20
			RCN Telecom Services LLC / RCN Capital
Internet - 0.05%			Corp
Equinix Inc			8.50%, 08/15/2020(d)	5	5
4.88%, 04/01/2020	5	5	Time Warner Cable Inc
5.38%, 04/01/2023	5	5	5.88%, 11/15/2040	10	8
Zayo Group LLC / Zayo Capital Inc			Time Warner Inc
8.13%, 01/01/2020	5	5	6.25%, 03/29/2041	20	22
10.13%, 07/01/2020	10	12	7.63%, 04/15/2031	5	6
		$27	Univision Communications Inc
Iron & Steel - 0.26%			8.50%, 05/15/2021(d)	10	11
AK Steel Corp			Viacom Inc
8.38%, 04/01/2022	30	25	4.25%, 09/01/2023	20	20
ArcelorMittal			4.38%, 03/15/2043	29	23
7.50%, 10/15/2039	30	28	WideOpenWest Finance LLC /
Bluescope Steel Ltd / Bluescope Steel			WideOpenWest Capital Corp
Finance			13.38%, 10/15/2019	15	17
7.13%, 05/01/2018(d)	5	5			$504
Glencore Funding LLC			Mining - 0.40%
1.70%, 05/27/2016(d)	35	35
			Barrick Gold Corp
Vale Overseas Ltd			2.50%, 05/01/2018(d)	25	24
4.38%, 01/11/2022	35	34	4.10%, 05/01/2023(d)	10	9
		$127	BHP Billiton Finance USA Ltd
Lodging - 0.10%			2.05%, 09/30/2018	30	30
Caesars Entertainment Operating Co Inc			3.85%, 09/30/2023	5	5
11.25%, 06/01/2017	15	15	5.00%, 09/30/2043	15	15
MGM Resorts International			FMG Resources August 2006 Pty Ltd
6.63%, 12/15/2021	5	5	8.25%, 11/01/2019(d)	15	16
10.00%, 11/01/2016	5	6	Freeport-McMoRan Copper & Gold Inc
Wyndham Worldwide Corp			3.10%, 03/15/2020(d)	45	42
2.50%, 03/01/2018	25	25	5.45%, 03/15/2043(d)	5	5
		$51	Rio Tinto Finance USA PLC
			2.00%, 03/22/2017	20	20
Media- 1.01%			Teck Resources Ltd
Cablevision Systems Corp			5.20%, 03/01/2042	5	4
8.00%, 04/15/2020	5	6	Volcan Cia Minera SAA
CBS Corp			5.38%, 02/02/2022(d)	2	2
3.38%, 03/01/2022	10	10	Xstrata Finance Canada Ltd
4.85%, 07/01/2042	15	13	1.80%, 10/23/2015(d)	15	15
5.75%, 04/15/2020	15	17	2.45%, 10/25/2017(d)	10	10
Comcast Corp					$197
4.25%, 01/15/2033	5	5
5.65%, 06/15/2035	15	16	Miscellaneous Manufacturing - 0.15%
6.40%, 05/15/2038	5	6	General Electric Co
Cumulus Media Holdings Inc			4.13%, 10/09/2042	5	4
7.75%, 05/01/2019	15	16	Ingersoll-Rand Global Holding Co Ltd
DIRECTV Holdings LLC / DIRECTV			2.88%, 01/15/2019(d)	10	10
Financing Co Inc			Textron Inc
3.80%, 03/15/2022	25	23	6.20%, 03/15/2015	10	11
5.15%, 03/15/2042	25	21	Tyco Electronics Group SA
6.00%, 08/15/2040	5	5	1.60%, 02/03/2015	15	15
Discovery Communications LLC			3.50%, 02/03/2022	35	34
4.88%, 04/01/2043	15	14			$74

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities - 1.62%			Oil & Gas - 1.58%
Banc of America Commercial Mortgage Trust			Anadarko Petroleum Corp
2006-3			5.95%, 09/15/2016	$30	$34
5.89%, 07/10/2044	$15	$17	6.45%, 09/15/2036	5	6
BCRR Trust 2009-1			Antero Resources Finance Corp
5.86%, 07/17/2040(d)	25	28	6.00%, 12/01/2020	15	15
CD 2006-CD3 Mortgage Trust			BP Capital Markets PLC
5.62%, 10/15/2048	35	38	2.24%, 09/26/2018	15	15
COMM 2013-CCRE6 Mortgage Trust			Carrizo Oil & Gas Inc
3.10%, 03/10/2046(e)	10	10	8.63%, 10/15/2018	35	38
Credit Suisse Commercial Mortgage Trust			Chaparral Energy Inc
Series 2006-C4			7.63%, 11/15/2022	10	10
5.47%, 09/15/2039	62	68	Chesapeake Energy Corp
Credit Suisse First Boston Mortgage Securities			5.75%, 03/15/2023	5	5
Corp			6.13%, 02/15/2021	5	5
0.96%, 11/15/2037(d),(e)	928	7	Chevron Corp
4.77%, 07/15/2037	20	21	1.72%, 06/24/2018	15	15
CSMC Series 2009-RR3			2.36%, 12/05/2022	5	5
5.34%, 12/15/2043(d),(e)	25	27	Concho Resources Inc
Fannie Mae			7.00%, 01/15/2021	5	5
5.82%, 06/25/2018(e)	110	9	ConocoPhillips
Fannie Mae REMICS			5.75%, 02/01/2019	15	17
2.00%, 08/25/2041	2	2	Continental Resources Inc/OK
6.57%, 11/25/2036(e)	44	7	4.50%, 04/15/2023	60	59
FHLMC Multifamily Structured Pass Through			5.00%, 09/15/2022	15	15
Certificates			Devon Energy Corp
2.22%, 12/25/2018(e)	30	30	3.25%, 05/15/2022	10	10
Freddie Mac			Ecopetrol SA
3.50%, 02/15/2025(e)	459	46	5.88%, 09/18/2023	75	78
Freddie Mac REMICS			Encana Corp
0.78%, 08/15/2018(e)	15	15	5.15%, 11/15/2041	10	9
GS Mortgage Securities Trust 2013-GCJ12			EP Energy LLC / EP Energy Finance Inc
3.78%, 06/10/2046(e)	25	24	9.38%, 05/01/2020	30	34
JP Morgan Chase Commercial Mortgage			Gazprom OAO Via Gaz Capital SA
Securities Trust 2004-LN2			8.63%, 04/28/2034	15	18
5.12%, 07/15/2041	20	20	Halcon Resources Corp
JP Morgan Chase Commercial Mortgage			8.88%, 05/15/2021	10	10
Securities Trust 2005-LDP3			9.25%, 02/15/2022(d)	5	5
5.17%, 08/15/2042(e)	25	26	Kerr-McGee Corp
JP Morgan Chase Commercial Mortgage			6.95%, 07/01/2024	5	6
Securities Trust 2006-CIBC17			7.88%, 09/15/2031	15	19
5.43%, 12/12/2043	25	27	Kodiak Oil & Gas Corp
LB-UBS Commercial Mortgage Trust 2005-			5.50%, 01/15/2021(d)	5	5
C7			8.13%, 12/01/2019	5	5
5.32%, 11/15/2040	45	47	Linn Energy LLC / Linn Energy Finance
LB-UBS Commercial Mortgage Trust 2007-			Corp
C2			6.25%, 11/01/2019(d)	5	5
5.43%, 02/15/2040	8	9	Nabors Industries Inc
Morgan Stanley Capital I Trust 2007-HQ12			2.35%, 09/15/2016(d)	10	10
5.76%, 04/12/2049(e)	25	27	Oasis Petroleum Inc
5.76%, 04/12/2049(e)	60	61	6.50%, 11/01/2021	10	11
RBSCF Trust 2009-RR1			PDC Energy Inc
5.95%, 09/17/2039(d),(e)	50	51	7.75%, 10/15/2022	10	11
UBS Commercial Mortgage Trust 2012-C1			Petrobras Global Finance BV
3.40%, 05/10/2045(e)	55	54	2.00%, 05/20/2016	15	15
UBS-Barclays Commercial Mortgage Trust			3.00%, 01/15/2019	20	19
2013-C5			Petrobras International Finance Co
3.18%, 03/10/2046(e)	15	14	5.38%, 01/27/2021	60	60
Wachovia Bank Commercial Mortgage Trust			Petro-Canada
Series 2007-C34			5.95%, 05/15/2035	15	16
5.68%, 05/15/2046(e)	110	123	Petroleos Mexicanos
		$808	3.50%, 07/18/2018	10	10
			4.88%, 01/24/2022	30	31
Office & Business Equipment - 0.02%			6.50%, 06/02/2041	10	10
Xerox Corp			Plains Exploration & Production Co
2.95%, 03/15/2017	5	5	6.50%, 11/15/2020	25	27
6.75%, 02/01/2017	5	6	6.88%, 02/15/2023	5	5
		$11	RKI Exploration & Production LLC / RKI
			Finance Corp
			8.50%, 08/01/2021(d)	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals - 0.60%
Rowan Cos Inc			AbbVie Inc
5.00%, 09/01/2017	$15	$16	1.20%, 11/06/2015	$10	$10
Statoil ASA			1.75%, 11/06/2017	35	35
1.20%, 01/17/2018	15	15	Actavis Inc
Talisman Energy Inc			1.88%, 10/01/2017	5	5
5.50%, 05/15/2042	5	5	3.25%, 10/01/2022	5	5
Total Capital International SA			5.00%, 08/15/2014	20	21
1.50%, 02/17/2017	15	15	Express Scripts Holding Co
Total Capital SA			2.75%, 11/21/2014	25	25
2.13%, 08/10/2018	15	15	3.13%, 05/15/2016	45	47
Transocean Inc			3.90%, 02/15/2022	5	5
6.38%, 12/15/2021	5	6	4.75%, 11/15/2021	10	11
6.50%, 11/15/2020	25	28	6.13%, 11/15/2041	15	17
6.80%, 03/15/2038	5	5	GlaxoSmithKline Capital Inc
7.35%, 12/15/2041	5	6	5.38%, 04/15/2034	5	5
		$789	McKesson Corp
			3.25%, 03/01/2016	20	21
Oil & Gas Services - 0.25%			Merck & Co Inc
Basic Energy Services Inc			1.30%, 05/18/2018	20	19
7.75%, 10/15/2022	4	4	Teva Pharmaceutical Finance Co BV
Cameron International Corp			2.95%, 12/18/2022	30	28
1.60%, 04/30/2015	20	20	Valeant Pharmaceuticals International
6.38%, 07/15/2018	25	29	7.50%, 07/15/2021(d)	15	16
7.00%, 07/15/2038	5	6	Wyeth LLC
Forum Energy Technologies Inc			6.00%, 02/15/2036	5	6
6.25%, 10/01/2021(d),(f)	5	5
			Zoetis Inc
Halliburton Co			1.15%, 02/01/2016(d)	5	5
4.75%, 08/01/2043	10	10	4.70%, 02/01/2043(d)	20	19
Hornbeck Offshore Services Inc					$300
5.00%, 03/01/2021(d)	10	10
Key Energy Services Inc			Pipelines - 0.48%
6.75%, 03/01/2021	5	5	Access Midstream Partners LP / ACMP
Weatherford International LLC			Finance Corp
6.35%, 06/15/2017	5	6	5.88%, 04/15/2021	5	5
Weatherford International Ltd/Bermuda			DCP Midstream LLC
4.50%, 04/15/2022	10	10	5.85%, 05/21/2043(d),(e)	10	9
5.95%, 04/15/2042	10	9	El Paso Pipeline Partners Operating Co LLC
6.50%, 08/01/2036	10	10	4.70%, 11/01/2042	15	13
		$124	5.00%, 10/01/2021	10	11
			Energy Transfer Partners LP
Other Asset Backed Securities - 1.06%			3.60%, 02/01/2023	5	5
Carrington Mortgage Loan Trust Series 2005-			5.95%, 10/01/2043	10	10
FRE1			6.05%, 06/01/2041	20	20
0.46%, 12/25/2035(e)	113	112
			Enterprise Products Operating LLC
Citigroup Mortgage Loan Trust 2007-WFH2			6.45%, 09/01/2040	5	6
0.33%, 03/25/2037(e)	19	19
			Kinder Morgan Energy Partners LP
Countrywide Asset-Backed Certificates			2.65%, 02/01/2019	15	15
0.43%, 03/25/2036(e)	66	47
1.78%, 01/25/2034(e)	86	69	5.00%, 03/01/2043	10	9
			5.63%, 09/01/2041	10	10
First Horizon ABS Trust 2006 - HE2			MarkWest Energy Partners LP / MarkWest
0.31%, 10/25/2026(e)	58	53
			Energy Finance Corp
John Deere Owner Trust			6.25%, 06/15/2022	8	8
0.55%, 01/15/2016(e)	150	150
			ONEOK Partners LP
JP Morgan Mortgage Acquisition Trust 2007-			3.25%, 02/01/2016	25	26
CH3			Spectra Energy Partners LP
0.33%, 03/25/2037(e)	70	65
			4.75%, 03/15/2024	30	31
Marriott Vacation Club Owner Trust 2007-1			5.95%, 09/25/2043	5	5
5.52%, 05/20/2029(d),(e)	6	6
			Tesoro Logistics LP / Tesoro Logistics Finance
MSDWCC Heloc Trust 2005-1			Corp
0.37%, 07/25/2017(e)	9	9
			6.13%, 10/15/2021	5	5
		$530	Western Gas Partners LP
Packaging & Containers - 0.10%			2.60%, 08/15/2018	30	30
Crown Cork & Seal Co Inc			4.00%, 07/01/2022	20	19
7.38%, 12/15/2026	8	9			$237
Exopack Holding Corp			Real Estate - 0.03%
10.00%, 06/01/2018	5	5	Crescent Resources LLC / Crescent Ventures
Rock Tenn Co			Inc
3.50%, 03/01/2020	30	30	10.25%, 08/15/2017(d)	10	11
4.00%, 03/01/2023	5	5
		$49

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Real Estate (continued)			Savings & Loans - 0.16%
Mattamy Group Corp			Santander Holdings USA Inc/PA
6.50%, 11/15/2020(d)	$5	$5	3.00%, 09/24/2015	$45	$46
		$16	4.63%, 04/19/2016	30	32
REITS- 0.50%					$78
Boston Properties LP			Semiconductors - 0.03%
3.13%, 09/01/2023	10	9	Intel Corp
DDR Corp			4.25%, 12/15/2042	5	5
4.63%, 07/15/2022	20	20	Jazz Technologies Inc
DuPont Fabros Technology LP			8.00%, 06/30/2015	10	9
5.88%, 09/15/2021(d)	5	5			$14
ERP Operating LP
3.00%, 04/15/2023	20	18	Software - 0.08%
HCP Inc			Activision Blizzard Inc
			5.63%, 09/15/2021(d)	5	5
2.63%, 02/01/2020	25	24
iStar Financial Inc			Oracle Corp
4.88%, 07/01/2018	5	5	2.38%, 01/15/2019	20	20
7.13%, 02/15/2018	5	5	3.63%, 07/15/2023	15	15
9.00%, 06/01/2017	5	6			$40
Kimco Realty Corp			Sovereign - 0.35%
3.13%, 06/01/2023	10	9	Mexico Government International Bond
Liberty Property LP			3.63%, 03/15/2022	40	40
4.40%, 02/15/2024	30	30	6.05%, 01/11/2040	20	22
ProLogis LP			Poland Government International Bond
2.75%, 02/15/2019	20	20	3.00%, 03/17/2023	25	23
4.25%, 08/15/2023	20	20	Russian Foreign Bond - Eurobond
UDR Inc			7.50%, 03/31/2030(e)	25	29
3.70%, 10/01/2020	20	20	7.50%, 03/31/2030(d)	41	48
Ventas Realty LP / Ventas Capital Corp			Venezuela Government International Bond
2.70%, 04/01/2020	45	43	5.75%, 02/26/2016	5	4
4.75%, 06/01/2021	15	16	12.75%, 08/23/2022	10	10
		$250			$176
Retail - 0.49%			Student Loan Asset Backed Securities - 0.66%
Building Materials Holding Corp			SLM Private Education Loan Trust 2012-E
9.00%, 09/15/2018(d)	5	5	0.93%, 06/15/2016(d),(e)	107	107
Claire's Stores Inc			SLM Private Education Loan Trust 2013-1
8.88%, 03/15/2019	15	16	0.78%, 08/15/2022(d),(e)	153	152
CVS Caremark Corp			SLM Student Loan Trust 2008-5
5.75%, 05/15/2041	10	11	1.57%, 01/25/2018(e)	25	25
CVS Pass-Through Trust			SLM Student Loan Trust 2008-6
5.77%, 01/10/2033(d)	19	20	0.82%, 10/25/2017(e)	46	46
5.93%, 01/10/2034(d)	10	10
7.51%, 01/10/2032(d)	5	6			$330
Home Depot Inc/The			Telecommunications - 0.99%
2.25%, 09/10/2018	25	25	AT&T Inc
4.88%, 02/15/2044	5	5	1.40%, 12/01/2017	60	59
Landry's Holdings II Inc			1.70%, 06/01/2017	30	30
10.25%, 01/01/2018(d)	15	16	4.35%, 06/15/2045	49	40
Lowe's Cos Inc			CC Holdings GS V LLC / Crown Castle GS III
5.00%, 09/15/2043	10	10	Corp
Macy's Retail Holdings Inc			3.85%, 04/15/2023	20	18
5.75%, 07/15/2014	5	5	Cellco Partnership / Verizon Wireless Capital
5.90%, 12/01/2016	36	41	LLC
6.38%, 03/15/2037	10	11	8.50%, 11/15/2018	5	6
Michaels FinCo Holdings LLC / Michaels			Cisco Systems Inc
FinCo Inc			5.90%, 02/15/2039	10	12
7.50%, PIK 8.25%, 08/01/2018(d),(g)	5	5	Clearwire Communications LLC/Clearwire
New Academy Finance Co LLC / New			Finance Inc
Academy Finance Corp			12.00%, 12/01/2015(d)	10	11
8.00%, PIK 8.75%, 06/15/2018(d),(g)	20	21	Embarq Corp
Petco Holdings Inc			8.00%, 06/01/2036	5	5
8.50%, PIK 9.25%, 10/15/2017(d),(g)	20	20	Goodman Networks Inc
Suburban Propane Partners LP/Suburban			13.12%, 07/01/2018(d),(e)	5	5
Energy Finance Corp			Intelsat Jackson Holdings SA
7.38%, 03/15/2020	10	11	5.50%, 08/01/2023(d)	10	9
Wal-Mart Stores Inc			Intelsat Luxembourg SA
5.00%, 10/25/2040	5	5	7.75%, 06/01/2021(d)	20	21
		$243	8.13%, 06/01/2023(d)	15	16

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
Telecommunications (continued)
Level 3 Communications Inc
11.88%, 02/01/2019		$12	$13	6.00%, 07/01/2038	$30	$33
Level 3 Financing Inc				6.50%, 06/01/2017	10	11
8.13%, 07/01/2019		5	5	6.50%, 05/01/2031	4	4
MetroPCS Wireless Inc				6.50%, 06/01/2031	9	10
6.25%, 04/01/2021 (d)		10	10	6.50%, 11/01/2031	4	4
NII Capital Corp				6.50%, 10/01/2035	28	32
				7.00%, 12/01/2027	13	15
7.63%, 04/01/2021		10	7	7.50%, 08/01/2030	2	2
Qwest Corp
6.75%, 12/01/2021		30	32	8.00%, 12/01/2030	38	45
SBA Tower Trust						$975
4.25%, 04/15/2040(d),(e)		25	26	Federal National Mortgage Association (FNMA) - 5.32%
Sprint Capital Corp				2.35%, 07/01/2034(e)	7	7
6.88%, 11/15/2028		10	9	2.49%, 03/01/2035(e)	14	15
Sprint Communications Inc				2.50%, 10/01/2028(h)	155	156
6.00%, 11/15/2022		5	5	2.52%, 04/01/2037(e)	16	17
7.00%, 08/15/2020		20	20	3.00%, 06/01/2027	221	231
9.13%, 03/01/2017		3	4	3.00%, 10/01/2043(h)	670	654
Sprint Corp				3.50%, 03/01/2042	22	22
7.88%, 09/15/2023(d)		5	5	3.50%, 06/01/2042	47	48
Telefonica Emisiones SAU				3.50%, 10/01/2042	77	77
5.46%, 02/16/2021		10	10	3.50%, 02/01/2043	177	178
Verizon Communications Inc				3.50%, 04/01/2043	25	25
3.50%, 11/01/2021		5	5	3.50%, 05/01/2043	69	70
3.65%, 09/14/2018		10	11	4.00%, 08/01/2020	11	11
5.15%, 09/15/2023		20	21	4.00%, 10/01/2026(h)	100	106
6.40%, 09/15/2033		45	50	4.00%, 02/01/2031	10	11
6.55%, 09/15/2043		15	17	4.00%, 05/01/2031	21	22
7.75%, 12/01/2030		10	12	4.00%, 06/01/2031	25	27
			$494	4.00%, 01/01/2041	63	66
				4.00%, 03/01/2041	41	43
Transportation - 0.17%				4.00%, 10/01/2041(h)	150	157
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043		25	23	4.50%, 05/01/2040	24	26
				4.50%, 05/01/2040	121	131
CSX Corp				4.50%, 07/01/2040	23	25
5.50%, 04/15/2041		10	11
6.25%, 03/15/2018		15	17	4.50%, 01/01/2041	145	156
				4.50%, 01/01/2041	19	21
Navios Maritime Acquisition Corp / Navios				5.50%, 04/01/2035	5	5
Acquisition Finance US Inc
8.63%, 11/01/2017		16	16	5.50%, 07/01/2038	97	106
				5.50%, 05/01/2040	65	72
Swift Services Holdings Inc				5.70%, 02/01/2036(e)	8	9
10.00%, 11/15/2018		15	17	6.00%, 02/01/2025	40	44
			$84	6.00%, 11/01/2037	37	41
TOTAL BONDS			$9,691	6.00%, 03/01/2038	20	22
SENIOR FLOATING RATE INTERESTS -	Principal			6.50%, 02/01/2032	10	11
0.01%	Amount (000's) Value (000's)			6.50%, 07/01/2037	6	7
Forest Products & Paper - 0.01%				6.50%, 07/01/2037	6	7
Caraustar Industries Inc, Term Loan B				6.50%, 02/01/2038	8	9
7.50%, 04/26/2019(e)		$5	$5	6.50%, 09/01/2038	16	18
						$2,653
TOTAL SENIOR FLOATING RATE INTERESTS			$5	Government National Mortgage Association (GNMA) -
U.S. GOVERNMENT & GOVERNMENT	Principal			2.98%
AGENCY OBLIGATIONS - 16.67%	Amount (000's) Value (000's)			1.63%, 01/20/2035(e)	56	58
				1.75%, 07/20/2034(e)	139	144
Federal Home Loan Mortgage Corporation (FHLMC) -				1.75%, 07/20/2035(e)	162	167
1.96%
3.50%, 04/01/2042		$37	$38	3.00%, 10/01/2043	75	74
				3.00%, 10/01/2043(h)	50	49
3.50%, 08/01/2042		71	72
4.00%, 12/01/2041		64	67	3.50%, 05/15/2042	95	98
4.50%, 04/01/2031		47	50	3.50%, 10/15/2042	49	51
				4.00%, 10/01/2040(h)	50	53
4.50%, 04/01/2041	180		192
5.00%, 06/01/2031		23	25	4.00%, 10/15/2041	81	86
5.00%, 08/01/2040	156		169	4.00%, 07/20/2042	63	67
5.00%, 06/01/2041		63	68	4.50%, 01/20/2040	38	41
5.50%, 12/01/2022		11	12	4.50%, 08/20/2040	73	79
5.50%, 05/01/2036		32	35	4.50%, 10/20/2040	28	31
6.00%, 01/01/2029		8	9	4.50%, 11/15/2040	224	244
6.00%, 10/01/2036(e)		19	21	5.00%, 02/15/2039	109	122
6.00%, 08/01/2037		46	50	5.00%, 06/20/2042	32	35
6.00%, 01/01/2038(e)		10	11	6.00%, 09/20/2026	12	14

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2013 (unaudited)

				(c) Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
U.S. GOVERNMENT & GOVERNMENT	Principal			Board of Directors. At the end of the period, the fair value of these
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	securities totaled $47 or 0.09% of net assets.
Government National Mortgage Association (GNMA)				(d)	Security exempt from registration under Rule 144A of the Securities Act of
(continued)				1933. These securities may be resold in transactions exempt from
6.00%, 01/15/2029	$44	$49		registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 06/15/2032	2	2		indicated, these securities are not considered illiquid. At the end of the
7.00%, 05/15/2031	8	9		period, the value of these securities totaled $1,461 or 2.93% of net assets.
7.00%, 02/20/2032	11	13		(e) Variable Rate. Rate shown is in effect at September 30, 2013.
		$1,486		(f) Security purchased on a when-issued basis.
U.S. Treasury - 6.41%				(g)	Payment in kind; the issuer has the option of paying additional securities
0.25%, 05/15/2015	15	15		in lieu of cash.
0.50%, 06/15/2016	570	570		(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.88%, 04/30/2017	50	50		Notes to Financial Statements for additional information.
1.00%, 08/31/2016	295	298
1.00%, 03/31/2017	200	201
1.00%, 05/31/2018	300	296		Portfolio Summary (unaudited)
1.25%, 10/31/2015	300	306		Sector	Percent
1.50%, 07/31/2016	205	210		Financial	18 .22%
1.75%, 05/15/2023	200	185		Consumer, Non-cyclical	15 .90%
2.00%, 02/15/2022	100	97		Mortgage Securities	11 .88%
2.63%, 02/29/2016	350	368		Consumer, Cyclical	10 .77%
3.13%, 01/31/2017	350	377		Communications	9.07%
3.13%, 05/15/2019	45	49		Energy	7.91%
3.13%, 11/15/2041	30	27		Technology	7.72%
3.13%, 02/15/2042	15	14		Government	6.77%
3.63%, 08/15/2043	50	49		Industrial	6.17%
4.38%, 05/15/2040	75	85		Asset Backed Securities	2.83%
		$3,197		Basic Materials	2.52%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Utilities	1.66%
OBLIGATIONS		$8,311		Exchange Traded Funds	0.08%
	Maturity			Diversified	0.01%
REPURCHASE AGREEMENTS - 2.09%	Amount (000's)	Value(000	's)	Liabilities in Excess of Other Assets, Net	(1.51)%
Banks- 2.09%				TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Barclays $	300	$300
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $306,009; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	210	210
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $214,206; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	83	83
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $84,458; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	270	270
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $275,843; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	180	180
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $183,605; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$1,043
TOTAL REPURCHASE AGREEMENTS		$1,043
Total Investments		$50,601
Liabilities in Excess of Other Assets, Net - (1.51)%		$(752)
TOTAL NET ASSETS - 100.00%		$49,849

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes.

Schedule of Investments Balanced Account September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2013	Long	2	$169	$167	$(2)
Total					$(2)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—	2013-1
PREFERRED STOCKS - 0.28%	Shares Held	Value (000's)	0.49%, 06/08/2016	$1,641	$1,640
			Capital Auto Receivables Asset Trust / Ally
Banks- 0.28%			0.62%, 07/20/2016	300	299
Ally Financial Inc (d)	200	191
			0.79%, 06/20/2017	675	673
BB&T Corp	10,000	196	Nissan Auto Lease Trust
Morgan Stanley (a)	20,000	504	0.34%, 07/15/2014(e)	112	112
		$891	Nissan Auto Receivables 2013-A Owner
TOTAL PREFERRED STOCKS		$891	Trust
	Principal		0.37%, 09/15/2015	521	521
BONDS- 57.74%	Amount (000's)	Value (000's)	Santander Drive Auto Receivables Trust 2010-
Advertising - 0.08%			1
			1.48%, 05/15/2017(d)	92	92
Interpublic Group of Cos Inc/The
4.00%, 03/15/2022	$165	$159	Santander Drive Auto Receivables Trust 2012-
6.25%, 11/15/2014	100	105	2
			0.91%, 05/15/2015(e)	592	592
		$264	Santander Drive Auto Receivables Trust 2012-
Aerospace & Defense - 0.16%			4
Air 2 US			0.79%, 08/17/2015	329	329
8.63%, 10/01/2020(d)	52	52	Santander Drive Auto Receivables Trust 2013-
EADS Finance BV			1
2.70%, 04/17/2023(d)	285	263	0.48%, 02/16/2016	552	552
Northrop Grumman Corp					$6,583
4.75%, 06/01/2043	215	203
		$518	Automobile Floor Plan Asset Backed Securities - 1.50%
			Ally Master Owner Trust
Agriculture - 0.44%			0.81%, 05/15/2016(e)	2,100	2,104
Altria Group Inc			1.05%, 01/15/2016(e)	940	941
2.85%, 08/09/2022	485	444	GE Dealer Floorplan Master Note Trust
4.25%, 08/09/2042	15	13	0.78%, 07/20/2016(e)	1,000	1,001
4.50%, 05/02/2043	390	337	Nissan Master Owner Trust Receivables
Japan Tobacco Inc			0.65%, 05/15/2017(e)	785	787
2.10%, 07/23/2018(d)	215	215			$4,833
Philip Morris International Inc
2.50%, 05/16/2016	175	182	Automobile Manufacturers - 1.04%
3.88%, 08/21/2042	5	4	Daimler Finance North America LLC
			1.25%, 01/11/2016(d)	670	670
4.13%, 03/04/2043	125	111	1.30%, 07/31/2015(d)	495	497
6.38%, 05/16/2038	5	6	1.45%, 08/01/2016(d)	450	451
Pinnacle Operating Corp			2.38%, 08/01/2018(d)	630	631
9.00%, 11/15/2020(d)	90	92
		$1,404	Ford Motor Co
			4.75%, 01/15/2043	190	170
Airlines - 0.08%			7.40%, 11/01/2046	175	209
US Airways 2001-1G Pass Through Trust			Jaguar Land Rover Automotive PLC
7.08%, 09/20/2022	48	51	5.63%, 02/01/2023(d)	150	147
US Airways 2013-1 Class A Pass Through			7.75%, 05/15/2018(d)	150	162
Trust			Navistar International Corp
3.95%, 11/15/2025(c)	210	194	8.25%, 11/01/2021	155	157
		$245	Volkswagen International Finance NV
			1.60%, 11/20/2017(d)	270	266
Apparel - 0.00%					$3,360
Quiksilver Inc / QS Wholesale Inc
7.88%, 08/01/2018(d)	5	5	Automobile Parts & Equipment - 0.19%
10.00%, 08/01/2020(d)	5	6	Dana Holding Corp
		$11	5.38%, 09/15/2021	30	29
			6.00%, 09/15/2023	60	60
Automobile Asset Backed Securities - 2.05%			Gajah Tunggal Tbk PT
Ally Auto Receivables Trust 2011-5			7.75%, 02/06/2018(d)	250	241
0.99%, 11/16/2015(e)	429	430
			Schaeffler Holding Finance BV
AmeriCredit Automobile Receivables Trust			6.88%, PIK 7.63%, 08/15/2018(d),(f)	200	210
0.51%, 01/08/2016	367	367	Titan International Inc
AmeriCredit Automobile Receivables Trust			6.88%, 10/01/2020(c),(d),(g)	60	60
2012-1					$600
0.91%, 10/08/2015(e)	321	321
AmeriCredit Automobile Receivables Trust			Banks- 7.96%
2012-2			Abbey National Treasury Services
0.76%, 10/08/2015	230	230	PLC/London
AmeriCredit Automobile Receivables Trust			3.05%, 08/23/2018	470	477
2012-3			Ally Financial Inc
0.71%, 12/08/2015(e)	425	425	5.50%, 02/15/2017	130	136

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Ally Financial Inc (continued)				Royal Bank of Scotland Group PLC
8.00%, 03/15/2020	$135	$155		6.10%, 06/10/2023	$805	$812
Associated Banc-Corp				6.13%, 12/15/2022	305	307
5.13%, 03/28/2016	955	1,031		Russian Agricultural Bank OJSC Via RSHB
Banco de Credito e Inversiones				Capital SA
4.00%, 02/11/2023(d)	300	273		5.10%, 07/25/2018(d)	225	228
Bancolombia SA				Santander US Debt SAU
5.95%, 06/03/2021	100	102		2.99%, 10/07/2013(d)	600	600
Bank of America Corp				State Street Corp
3.30%, 01/11/2023	670	628		3.10%, 05/15/2023	395	368
5.88%, 02/07/2042	340	378		Sumitomo Mitsui Banking Corp
Bank of New York Mellon Corp/The				1.45%, 07/19/2016	250	251
4.50%, 12/31/2049(e)	175	151		UBS AG/Stamford CT
Bank of Tokyo-Mitsubishi UFJ Ltd/The				7.63%, 08/17/2022	250	276
1.55%, 09/09/2016(d)	405	407		VTB Bank OJSC Via VTB Capital SA
2.70%, 09/09/2018(d)	700	711		6.88%, 05/29/2018	125	134
BBVA Banco Continental SA				Wells Fargo & Co
5.00%, 08/26/2022(d)	150	144		4.13%, 08/15/2023	855	837
BBVA Bancomer SA/Texas				7.98%, 12/31/2049(e)	425	468
6.75%, 09/30/2022(d)	505	523				$25,608
BBVA US Senior SAU
4.66%, 10/09/2015	670	698		Beverages - 1.47%
BPCE SA				Ajecorp BV
2.38%, 10/04/2013(d)	950	950		6.50%, 05/14/2022	250	243
Capital One Financial Corp				Anadolu Efes Biracilik Ve Malt Sanayii AS
				3.38%, 11/01/2022(d)	200	163
1.00%, 11/06/2015	280	279
CIT Group Inc				Anheuser-Busch InBev Worldwide Inc
5.00%, 08/15/2022	15	15		1.38%, 07/15/2017	190	189
Citigroup Inc				2.50%, 07/15/2022	660	611
4.05%, 07/30/2022	310	301		5.38%, 01/15/2020	35	40
5.38%, 08/09/2020	120	134		Constellation Brands Inc
5.50%, 09/13/2025	800	823		3.75%, 05/01/2021	75	69
City National Corp/CA				4.25%, 05/01/2023	85	78
5.25%, 09/15/2020	515	554		Corp Lindley SA
				4.63%, 04/12/2023(d)	275	249
Commonwealth Bank of Australia				6.75%, 11/23/2021(d)	100	105
2.50%, 09/20/2018	310	313
Cooperatieve Centrale Raiffeisen-				6.75%, 11/23/2021	250	262
Boerenleenbank BA/Netherlands				Pernod Ricard SA
				4.45%, 01/15/2022(d)	620	637
11.00%, 12/29/2049(d),(e)	281	365
				5.75%, 04/07/2021(d)	810	904
Goldman Sachs Group Inc/The
1.60%, 11/23/2015	255	257		SABMiller Holdings Inc
				2.20%, 08/01/2018(d)	375	374
2.38%, 01/22/2018	305	303		2.45%, 01/15/2017(d)	420	432
3.63%, 02/07/2016	295	310		3.75%, 01/15/2022(d)	385	388
5.38%, 03/15/2020	640	705
5.75%, 01/24/2022	295	327				$4,744
6.45%, 05/01/2036	170	173		Biotechnology - 0.66%
6.75%, 10/01/2037	195	204		Amgen Inc
HBOS Capital Funding LP				5.15%, 11/15/2041	110	107
6.07%, 06/29/2049(d),(e)	65	64		5.38%, 05/15/2043	335	334
ING Bank NV				Celgene Corp
5.80%, 09/25/2023(d)	1,465	1,480		1.90%, 08/15/2017	185	185
Intesa Sanpaolo SpA				3.25%, 08/15/2022	200	190
3.13%, 01/15/2016	1,365	1,363		4.00%, 08/15/2023	615	613
JP Morgan Chase & Co				5.25%, 08/15/2043	300	297
1.17%, 01/25/2018(e)	85	86		Genzyme Corp
1.88%, 03/20/2015	595	604		5.00%, 06/15/2020	230	258
5.15%, 12/29/2049(e)	1,080	945		Gilead Sciences Inc
6.00%, 12/29/2049(e)	855	802		3.05%, 12/01/2016	135	142
LBG Capital No.1 PLC						$2,126
8.00%, 12/29/2049(d),(e)	240	251
Morgan Stanley				Building Materials - 0.15%
1.55%, 04/25/2018(e)	1,175	1,179		Boise Cascade Co
1.75%, 02/25/2016	230	231		6.38%, 11/01/2020	45	47
2.13%, 04/25/2018	270	263		6.38%, 11/01/2020(d)	10	10
3.75%, 02/25/2023	545	525		Cemex Espana Luxembourg
4.88%, 11/01/2022	80	80		9.25%, 05/12/2020(e)	100	107
5.50%, 07/24/2020	610	673		CRH America Inc
Regions Financial Corp				8.13%, 07/15/2018	185	225
5.75%, 06/15/2015	890	954

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Distribution & Wholesale - 0.04%
Owens Corning			HD Supply Inc
4.20%, 12/15/2022	$90	$88	7.50%, 07/15/2020(d)	$111	$115
		$477
Chemicals - 0.50%			Diversified Financial Services - 2.26%
Axiall Corp			Aircastle Ltd
4.88%, 05/15/2023(d)	20	19	7.63%, 04/15/2020	45	50
Cornerstone Chemical Co			9.75%, 08/01/2018	160	177
9.38%, 03/15/2018(d)	40	42	Compiler Finance Sub Inc
9.38%, 03/15/2018	30	31	7.00%, 05/01/2021(d)	70	69
Dow Chemical Co/The			Credit Acceptance Corp
7.38%, 11/01/2029	155	195	9.13%, 02/01/2017	230	244
Eagle Spinco Inc			Denali Borrower LLC / Denali Finance Corp
4.63%, 02/15/2021(d)	100	96	5.63%, 10/15/2020(d),(g)	165	160
LYB International Finance BV			DTEK Finance PLC
4.00%, 07/15/2023	345	342	7.88%, 04/04/2018(d)	200	170
5.25%, 07/15/2043	25	25	Ford Motor Credit Co LLC
Mexichem SAB de CV			1.70%, 05/09/2016	335	335
4.88%, 09/19/2022(d)	200	194	5.88%, 08/02/2021	485	539
4.88%, 09/19/2022	250	244	8.00%, 12/15/2016	335	396
NOVA Chemicals Corp			General Electric Capital Corp
5.25%, 08/01/2023(d)	55	55	1.60%, 11/20/2017	460	457
Taminco Global Chemical Corp			5.25%, 06/29/2049(e)	1,200	1,112
9.75%, 03/31/2020(d)	335	378	6.25%, 12/15/2049(e)	800	808
		$1,621	General Motors Financial Co Inc
			3.25%, 05/15/2018(d)	125	121
Commercial Services - 0.11%			Icahn Enterprises LP / Icahn Enterprises
BakerCorp International Inc			Finance Corp
8.25%, 06/01/2019	70	70	8.00%, 01/15/2018	220	230
ERAC USA Finance LLC			International Lease Finance Corp
2.75%, 03/15/2017(d)	155	158
			6.25%, 05/15/2019	125	131
3.30%, 10/15/2022(d)	50	48	8.62%, 09/15/2015(e)	135	149
Igloo Holdings Corp			John Deere Capital Corp
8.25%, PIK 9.00%, 12/15/2017(d),(f)	60	61
			0.88%, 04/17/2015	105	106
		$337	Merrill Lynch & Co Inc
Computers - 0.56%			6.88%, 04/25/2018	705	831
Affiliated Computer Services Inc			MPH Intermediate Holding Co 2
			8.38%, PIK 9.13%, 08/01/2018(d),(f)	115	118
5.20%, 06/01/2015	470	498
Apple Inc			National Rural Utilities Cooperative Finance
1.00%, 05/03/2018	65	62	Corp
			4.75%, 04/30/2043(e)	125	116
3.85%, 05/04/2043	445	373
Hewlett-Packard Co			SquareTwo Financial Corp
3.00%, 09/15/2016	75	77	11.63%, 04/01/2017	135	142
NCR Corp			Vesey Street Investment Trust I
			4.40%, 09/01/2016(e)	765	820
4.63%, 02/15/2021	117	110
Seagate HDD Cayman					$7,281
4.75%, 06/01/2023(d)	115	111
			Electric - 2.21%
6.88%, 05/01/2020	530	580	Alabama Power Co
		$1,811	3.85%, 12/01/2042	125	108
Consumer Products - 0.26%			Baltimore Gas & Electric Co
Reynolds Group Issuer Inc / Reynolds Group			2.80%, 08/15/2022	220	208
Issuer LLC / Reynolds Group Issuer			3.35%, 07/01/2023	475	463
(Luxembourg) S.A.			CMS Energy Corp
5.75%, 10/15/2020	55	55	4.70%, 03/31/2043	135	125
7.13%, 04/15/2019	335	356	5.05%, 03/15/2022	285	305
7.88%, 08/15/2019	200	220	Commonwealth Edison Co
9.88%, 08/15/2019	100	108	3.80%, 10/01/2042	115	99
Sun Products Corp/The			4.60%, 08/15/2043	200	197
7.75%, 03/15/2021(d)	90	83	DTE Energy Co
		$822	6.38%, 04/15/2033	435	502
			Duke Energy Carolinas LLC
Credit Card Asset Backed Securities - 0.50%			4.00%, 09/30/2042	320	289
Citibank Omni Master Trust			Dynegy Inc
2.93%, 08/15/2018(d),(e)	600	613	5.88%, 06/01/2023(d)	90	82
Discover Card Execution Note Trust			Edison International
0.38%, 01/16/2018(e)	1,000	1,000	3.75%, 09/15/2017	160	169
		$1,613	Elwood Energy LLC
			8.16%, 07/05/2026	153	160

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
Energy Future Intermediate Holding Co LLC /			WMG Acquisition Corp
EFIH Finance Inc			6.00%, 01/15/2021(d)	$44	$46
12.25%, 03/01/2022(d),(e)	$310	$349	11.50%, 10/01/2018	90	104
FirstEnergy Corp			WMG Holdings Corp
7.38%, 11/15/2031	235	237	13.75%, 10/01/2019	60	71
Florida Power & Light Co					$1,040
4.05%, 06/01/2042	370	342
4.13%, 02/01/2042	120	113	Environmental Control - 0.21%
Indiantown Cogeneration LP			Republic Services Inc
9.77%, 12/15/2020	121	132	3.80%, 05/15/2018	400	426
Mirant Mid Atlantic Pass Through Trust C			Waste Management Inc
10.06%, 12/30/2028	399	429	7.75%, 05/15/2032	200	263
Northern States Power Co/MN					$689
3.40%, 08/15/2042	40	33	Food- 0.85%
NRG Energy Inc			Alicorp SAA
8.25%, 09/01/2020	125	137	3.88%, 03/20/2023(d)	450	398
Oncor Electric Delivery Co LLC			ConAgra Foods Inc
5.25%, 09/30/2040	160	167	1.30%, 01/25/2016	50	50
Pacific Gas & Electric Co			Ingles Markets Inc
4.45%, 04/15/2042	105	95	5.75%, 06/15/2023(d)	120	116
PacifiCorp			Kraft Foods Group Inc
3.85%, 06/15/2021	150	158	5.00%, 06/04/2042	250	248
4.10%, 02/01/2042	120	110	6.13%, 08/23/2018	445	523
PPL Electric Utilities Corp			6.50%, 02/09/2040	210	247
3.00%, 09/15/2021	80	79	Kroger Co/The
4.75%, 07/15/2043	115	117	3.85%, 08/01/2023	195	192
PPL WEM Holdings PLC			5.15%, 08/01/2043	90	88
3.90%, 05/01/2016(d)	390	409	Mondelez International Inc
Public Service Co of Colorado			6.13%, 02/01/2018	280	324
4.75%, 08/15/2041	250	257	6.50%, 11/01/2031	365	420
Public Service Electric & Gas Co			Pinnacle Foods Finance LLC / Pinnacle Foods
2.30%, 09/15/2018	400	407	Finance Corp
3.65%, 09/01/2042	55	47	4.88%, 05/01/2021(d)	45	42
Puget Energy Inc			Sun Merger Sub Inc
5.63%, 07/15/2022	115	122	5.25%, 08/01/2018(d)	40	41
San Diego Gas & Electric Co			5.88%, 08/01/2021(d)	60	61
4.30%, 04/01/2042	125	122			$2,750
Southern California Edison Co
4.05%, 03/15/2042	260	237	Forest Products & Paper - 0.14%
Virginia Electric and Power Co			Georgia-Pacific LLC
4.00%, 01/15/2043	65	58	3.73%, 07/15/2023(d)	155	151
4.65%, 08/15/2043	235	233	Resolute Forest Products Inc
		$7,097	5.88%, 05/15/2023(d)	85	75
			Sappi Papier Holding GmbH
Electronics - 0.06%			7.50%, 06/15/2032(d)	155	119
Viasystems Inc			Verso Paper Holdings LLC / Verso Paper Inc
7.88%, 05/01/2019(d)	185	197	11.75%, 01/15/2019	95	98
					$443
Engineering & Construction - 0.09%			Gas- 0.18%
Odebrecht Offshore Drilling Finance Ltd			Sempra Energy
6.75%, 10/01/2022(d)	250	256
			2.88%, 10/01/2022	615	571
Weekley Homes LLC / Weekley Finance
Corp
6.00%, 02/01/2023(d)	45	43	Healthcare - Products - 0.37%
		$299	Boston Scientific Corp
			2.65%, 10/01/2018	560	560
Entertainment - 0.32%			4.13%, 10/01/2023	240	239
Choctaw Resort Development Enterprise			ConvaTec Finance International SA
7.25%, 11/15/2019(d)	322	317	8.25%, PIK 9.00%, 01/15/2019(d),(f)	200	200
Cinemark USA Inc			Universal Hospital Services Inc
4.88%, 06/01/2023	115	106	7.63%, 08/15/2020	200	206
DreamWorks Animation SKG Inc					$1,205
6.88%, 08/15/2020(d)	115	119
Peninsula Gaming LLC / Peninsula Gaming			Healthcare - Services - 0.43%
Corp			Centene Corp
8.38%, 02/15/2018(d)	130	140	5.75%, 06/01/2017	135	142
Regal Entertainment Group			Fresenius Medical Care US Finance II Inc
5.75%, 02/01/2025	30	28	5.88%, 01/31/2022(d)	85	87
9.13%, 08/15/2018	99	109	Fresenius Medical Care US Finance Inc
			6.50%, 09/15/2018(d)	55	60

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
HCA Inc			Fidelity & Guaranty Life Holdings Inc
4.75%, 05/01/2023	$295	$278	6.38%, 04/01/2021(d)	$60	$61
7.25%, 09/15/2020	60	65	ING US Inc
8.50%, 04/15/2019	155	167	2.90%, 02/15/2018	550	552
MultiPlan Inc			5.50%, 07/15/2022	250	269
9.88%, 09/01/2018(d)	110	122	5.65%, 05/15/2053(e)	605	553
Radnet Management Inc			Liberty Mutual Group Inc
10.38%, 04/01/2018	130	138	4.25%, 06/15/2023(d)	255	249
Ventas Realty LP			5.00%, 06/01/2021(d)	320	339
1.55%, 09/26/2016	315	315	7.00%, 03/15/2037(d),(e)	215	218
		$1,374	MetLife Capital Trust IV
			7.88%, 12/15/2067(d)	260	293
Holding Companies - Diversified - 0.09%			Metropolitan Life Global Funding I
Nielsen Co Luxembourg SARL/The			1.88%, 06/22/2018(d)	195	193
5.50%, 10/01/2021(d)	115	115
			Prudential Financial Inc
Tenedora Nemak SA de CV			5.63%, 06/15/2043(e)	340	320
5.50%, 02/28/2023(d)	200	189
			XL Group PLC
		$304	6.50%, 12/31/2049(e)	70	67
Home Builders - 0.27%					$5,237
Ashton Woods USA LLC / Ashton Woods			Internet - 0.21%
Finance Co			Baidu Inc
6.88%, 02/15/2021(d)	55	54
			3.25%, 08/06/2018	250	250
Beazer Homes USA Inc			Equinix Inc
7.25%, 02/01/2023	30	29	4.88%, 04/01/2020	35	34
Brookfield Residential Properties Inc /			5.38%, 04/01/2023	115	108
Brookfield Residential US Corp			Zayo Group LLC / Zayo Capital Inc
6.13%, 07/01/2022(d)	130	127
			8.13%, 01/01/2020	65	71
Lennar Corp			10.13%, 07/01/2020	175	201
4.13%, 12/01/2018	115	110			$664
4.75%, 11/15/2022(e)	210	193
MDC Holdings Inc			Iron & Steel - 0.54%
6.00%, 01/15/2043	155	135	AK Steel Corp
Standard Pacific Corp			8.38%, 04/01/2022	135	114
6.25%, 12/15/2021	60	60	ArcelorMittal
WCI Communities Inc			7.50%, 10/15/2039	345	327
6.88%, 08/15/2021(d)	90	86	Bluescope Steel Ltd / Bluescope Steel
Woodside Homes Co LLC / Woodside Homes			Finance
Finance Inc			7.13%, 05/01/2018(d)	60	62
6.75%, 12/15/2021(d)	85	85	Commercial Metals Co
		$879	4.88%, 05/15/2023	80	72
			Evraz Group SA
Home Equity Asset Backed Securities - 0.07%			6.50%, 04/22/2020(d)	200	184
New Century Home Equity Loan Trust 2005-			Glencore Funding LLC
1			1.70%, 05/27/2016(d)	610	601
0.47%, 03/25/2035(e)	25	24
			Samarco Mineracao SA
Saxon Asset Securities Trust 2004-1			4.13%, 11/01/2022(d)	350	304
1.87%, 03/25/2035(e)	127	67
			Vale Overseas Ltd
Specialty Underwriting & Residential Finance			4.38%, 01/11/2022	75	72
Trust Series 2004-BC1					$1,736
0.94%, 02/25/2035(e)	123	114
Wells Fargo Home Equity Trust			Lodging - 0.26%
0.47%, 08/25/2035(e)	35	35	Caesars Entertainment Operating Co Inc
		$240	11.25%, 06/01/2017	230	233
			MGM Resorts International
Home Furnishings - 0.07%			6.63%, 12/15/2021	55	57
Arcelik AS			10.00%, 11/01/2016	100	119
5.00%, 04/03/2023(d)	250	215
			Wyndham Worldwide Corp
			2.50%, 03/01/2018	425	421
Insurance - 1.63%					$830
Allstate Corp/The
5.75%, 08/15/2053(e)	140	137	Machinery - Construction & Mining - 0.06%
			Ferreycorp SAA
American International Group Inc			4.88%, 04/26/2020(d)	200	184
3.38%, 08/15/2020	550	550
3.80%, 03/22/2017	235	250
4.88%, 09/15/2016	190	208	Media- 2.81%
6.40%, 12/15/2020	650	766	Cablevision Systems Corp
8.18%, 05/15/2068	145	170	8.00%, 04/15/2020	170	190
CNO Financial Group Inc			CBS Corp
6.38%, 10/01/2020(d)	40	42	3.38%, 03/01/2022	260	248
			4.85%, 07/01/2042	215	192

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Mining (continued)
CBS Corp	(continued)			FMG Resources August 2006 Pty Ltd
5.75%, 04/15/2020		$380	$424	6.88%, 02/01/2018(d)	$55	$57
7.88%, 07/30/2030		25	30	8.25%, 11/01/2019(d)	130	140
Comcast Corp				Freeport-McMoRan Copper & Gold Inc
4.25%, 01/15/2033		60	57	3.10%, 03/15/2020(d)	740	696
5.65%, 06/15/2035		240	262	5.45%, 03/15/2043(d)	80	72
6.40%, 05/15/2038		105	125	Midwest Vanadium Pty Ltd
CSC Holdings LLC				11.50%, 02/15/2018(d)	110	91
6.75%, 11/15/2021		45	48	Rio Tinto Finance USA PLC
Cumulus Media Holdings Inc				2.00%, 03/22/2017	300	302
7.75%, 05/01/2019		140	145	4.75%, 03/22/2042	50	46
DIRECTV Holdings LLC / DIRECTV				St Barbara Ltd
Financing Co Inc				8.88%, 04/15/2018(d)	200	174
3.80%, 03/15/2022		420	392	Taseko Mines Ltd
5.15%, 03/15/2042		245	208	7.75%, 04/15/2019	10	10
6.00%, 08/15/2040		110	104	Teck Resources Ltd
DISH DBS Corp				5.20%, 03/01/2042	90	77
4.25%, 04/01/2018		60	60	Volcan Cia Minera SAA
5.00%, 03/15/2023		40	37	5.38%, 02/02/2022(d)	38	36
5.88%, 07/15/2022		160	158	5.38%, 02/02/2022	75	70
6.75%, 06/01/2021		225	237	Xstrata Finance Canada Ltd
7.88%, 09/01/2019		274	312	1.80%, 10/23/2015(d)	270	271
Grupo Televisa SAB				2.45%, 10/25/2017(d)	185	184
6.63%, 01/15/2040		250	270			$3,974
NBCUniversal Enterprise Inc
0.95%, 04/15/2018(d),(e)		195	196	Miscellaneous Manufacturing - 0.47%
1.66%, 04/15/2018(d)		485	478	GE Capital Trust I
1.97%, 04/15/2019(d)		425	413	6.38%, 11/15/2067	150	159
NBCUniversal Media LLC				General Electric Co
2.88%, 01/15/2023		355	338	4.13%, 10/09/2042	15	14
4.45%, 01/15/2043		455	421	Ingersoll-Rand Global Holding Co Ltd
				2.88%, 01/15/2019(d)	150	149
5.15%, 04/30/2020		390	442
6.40%, 04/30/2040		180	213	Textron Inc
News America Inc				6.20%, 03/15/2015	365	390
3.00%, 09/15/2022		375	351	Tyco Electronics Group SA
4.00%, 10/01/2023(d)		105	105	1.60%, 02/03/2015	205	206
5.40%, 10/01/2043(d)		365	365	3.50%, 02/03/2022	580	557
6.15%, 02/15/2041		120	132	7.13%, 10/01/2037	20	24
RCN Telecom Services LLC / RCN Capital						$1,499
Corp				Mortgage Backed Securities - 5.99%
8.50%, 08/15/2020(d)		95	93	Banc of America Commercial Mortgage Trust
Time Warner Cable Inc				2006-3
4.50%, 09/15/2042		60	44	5.89%, 07/10/2044	210	231
5.88%, 11/15/2040		205	175	Banc of America Commercial Mortgage Trust
Time Warner Inc				2007-3
6.25%, 03/29/2041		290	319	0.46%, 06/10/2049(d),(e)	300	285
7.63%, 04/15/2031		135	168	BB-UBS Trust
Univision Communications Inc				2.89%, 06/05/2030(d),(e)	350	332
6.88%, 05/15/2019(d)		45	48	BCRR Trust 2009-1
8.50%, 05/15/2021(d)		180	197	5.86%, 07/17/2040(d)	220	247
Viacom Inc				CD 2006-CD3 Mortgage Trust
4.25%, 09/01/2023		370	368	5.62%, 10/15/2048	505	554
4.38%, 03/15/2043		402	325	CHL Mortgage Pass-Through Trust 2005-6
5.85%, 09/01/2043		80	81	5.00%, 04/25/2035	6	6
WideOpenWest Finance LLC /				Citigroup Commercial Mortgage Trust 2006-
WideOpenWest Capital Corp				C5
13.38%, 10/15/2019		245	278	0.74%, 10/15/2049(e)	8,147	5
			$9,049	COMM 2006-C7 Mortgage Trust
				5.95%, 06/10/2046(e)	160	175
Mining - 1.24%
Barrick Gold Corp				COMM 2007-C9 Mortgage Trust
				5.99%, 12/10/2049(e)	1,000	950
2.50%, 05/01/2018(d)		405	386
4.10%, 05/01/2023(d)		175	154	COMM 2013-CCRE6 Mortgage Trust
				3.10%, 03/10/2046(e)	240	229
BHP Billiton Finance USA Ltd
2.05%, 09/30/2018		700	701	Credit Suisse Commercial Mortgage Trust
3.85%, 09/30/2023		45	45	Series 2006-C4
5.00%, 09/30/2043		255	260	5.47%, 09/15/2039	911	995
Corp Nacional del Cobre de Chile				Credit Suisse Commercial Mortgage Trust
4.50%, 08/13/2023(d)		200	202	Series 2006-C5
				0.27%, 12/15/2039(e)	3,275	55

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C3				Securities Trust 2011-C5
5.87%, 06/15/2039(e)	$381	$419		3.15%, 08/15/2046	$350	$364
Credit Suisse Commercial Mortgage Trust				LB-UBS Commercial Mortgage Trust 2005-
Series 2007-C4				C3
5.95%, 09/15/2039(e)	300	300		4.74%, 07/15/2030	525	547
Credit Suisse First Boston Mortgage Securities				LB-UBS Commercial Mortgage Trust 2005-
Corp				C7
0.96%, 11/15/2037(d),(e)	9,592	67		5.32%, 11/15/2040	350	368
1.03%, 01/15/2037(d),(e)	7,186	28		LB-UBS Commercial Mortgage Trust 2007-
4.77%, 07/15/2037	335	349		C1
CSMC Series 2009-RR1				0.61%, 02/15/2040(e)	17,919	259
5.38%, 02/15/2040(d)	385	420		LB-UBS Commercial Mortgage Trust 2007-
CSMC Series 2009-RR3				C2
5.34%, 12/15/2043(d),(e)	340	372		5.43%, 02/15/2040	282	310
Fannie Mae REMIC Trust 2005-W2				Merrill Lynch Mortgage Trust 2005-CIP1
0.38%, 05/25/2035(b),(e)	203	201		5.05%, 07/12/2038	150	159
Fannie Mae REMICS				Morgan Stanley Capital I Trust 2007-HQ12
0.43%, 03/25/2035(e)	9	9		5.76%, 04/12/2049(e)	225	243
2.00%, 08/25/2041	31	30		5.76%, 04/12/2049(e)	1,462	1,490
2.25%, 07/25/2040	621	614		Morgan Stanley Capital I Trust 2007-IQ13
3.50%, 09/25/2027(e)	1,003	140		5.36%, 03/15/2044(e)	105	116
3.50%, 11/25/2027(e)	542	78		Morgan Stanley Reremic Trust
3.50%, 07/25/2040	443	452		4.97%, 04/16/2040(d)	525	541
6.32%, 03/25/2022(e)	204	25		MSBAM Commercial Mortgage Securities
6.57%, 11/25/2036(e)	666	110		Trust 2012-CKSV
6.92%, 09/25/2031(e)	48	1		1.30%, 10/15/2022(d),(e)	3,832	305
FHLMC Multifamily Structured Pass Through				3.28%, 10/15/2022(d)	505	469
Certificates				RBSCF Trust 2009-RR1
2.22%, 12/25/2018(e)	100	101		5.95%, 09/17/2039(d),(e)	150	152
Freddie Mac REMICS				Residential Asset Securitization Trust 2004-
0.63%, 06/15/2023(e)	33	33		A10
0.78%, 08/15/2018(e)	211	214		5.50%, 02/25/2035	108	110
2.75%, 03/15/2041	317	319		UBS Commercial Mortgage Trust 2012-C1
3.00%, 10/15/2027(e)	320	43		3.40%, 05/10/2045(e)	150	148
3.50%, 10/15/2027(e)	617	86		UBS-Barclays Commercial Mortgage Trust
4.50%, 10/15/2035(e)	1,240	107		2012-C3
6.52%, 09/15/2026(e)	711	127		3.09%, 08/10/2049(e)	255	245
6.52%, 02/15/2036(e)	328	55		UBS-Barclays Commercial Mortgage Trust
6.87%, 07/15/2031(e)	685	34		2012-C4
GE Capital Commercial Mortgage Corp Series				2.04%, 12/10/2045(d),(e)	1,488	174
2007-C1 Trust				UBS-Barclays Commercial Mortgage Trust
0.34%, 12/10/2049(e)	15,372	17		2013-C5
Ginnie Mae				3.18%, 03/10/2046(e)	335	321
5.22%, 05/20/2041(e)	982	161		4.23%, 03/10/2046(d),(e)	175	142
6.34%, 01/16/2038(e)	114	18		Wachovia Bank Commercial Mortgage Trust
GS Mortgage Securities Trust 2012-GCJ7				Series 2007-C30
2.79%, 05/10/2045(e)	2,950	397		0.00%, 12/15/2043(a)	250	97
GS Mortgage Securities Trust 2013-GCJ12				Washington Mutual Mortgage Pass-Through
3.78%, 06/10/2046(e)	250	236		Certificates WMALT Series 2006-AR1 Trust
HomeBanc Mortgage Trust 2005-5				0.43%, 02/25/2036(e)	158	109
0.52%, 01/25/2036(e)	852	678				$19,268
JP Morgan Chase Commercial Mortgage
Securities Corp				Office & Business Equipment - 0.03%
2.10%, 12/15/2047(e)	3,980	435		Xerox Corp
3.35%, 12/15/2047(d),(e)	325	310		2.95%, 03/15/2017	80	82
JP Morgan Chase Commercial Mortgage				6.75%, 02/01/2017	10	12
Securities Trust 2004-LN2						$94
5.12%, 07/15/2041	220	225		Oil & Gas - 4.34%
JP Morgan Chase Commercial Mortgage				Afren PLC
Securities Trust 2005-LDP3				10.25%, 04/08/2019	200	229
5.17%, 08/15/2042(e)	495	523		Anadarko Petroleum Corp
JP Morgan Chase Commercial Mortgage				5.95%, 09/15/2016	470	528
Securities Trust 2006-CIBC17				6.45%, 09/15/2036	130	149
5.43%, 12/12/2043	370	404		Antero Resources Finance Corp
JP Morgan Chase Commercial Mortgage				6.00%, 12/01/2020	150	151
Securities Trust 2009-IWST				BP Capital Markets PLC
5.63%, 12/05/2027(d)	350	397		2.24%, 09/26/2018	235	235

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Oil & Gas (continued)
Carrizo Oil & Gas Inc				Petrobras Global Finance BV
7.50%, 09/15/2020	$125	$132		2.00%, 05/20/2016	$300	$298
8.63%, 10/15/2018	120	131		3.00%, 01/15/2019	200	188
Chaparral Energy Inc				Petrobras International Finance Co
7.63%, 11/15/2022	40	41		5.38%, 01/27/2021	265	266
9.88%, 10/01/2020	90	101		Petro-Canada
Chesapeake Energy Corp				5.95%, 05/15/2035	320	350
5.75%, 03/15/2023	110	110		Petroleos Mexicanos
6.13%, 02/15/2021	95	99		3.50%, 07/18/2018	300	304
Chevron Corp				Plains Exploration & Production Co
1.10%, 12/05/2017	365	360		6.50%, 11/15/2020	105	113
1.72%, 06/24/2018	240	239		6.88%, 02/15/2023	105	113
2.36%, 12/05/2022	45	41		QGOG Constellation SA
CNOOC Finance 2013 Ltd				6.25%, 11/09/2019(d)	250	237
3.00%, 05/09/2023	350	315		RKI Exploration & Production LLC / RKI
Concho Resources Inc				Finance Corp
7.00%, 01/15/2021	120	131		8.50%, 08/01/2021(d)	110	111
ConocoPhillips				Rosneft Oil Co via Rosneft International
5.75%, 02/01/2019	130	152		Finance Ltd
Continental Resources Inc/OK				4.20%, 03/06/2022(d)	250	231
4.50%, 04/15/2023	745	731		Rowan Cos Inc
5.00%, 09/15/2022	420	423		5.00%, 09/01/2017	340	370
Devon Energy Corp				Seadrill Ltd
3.25%, 05/15/2022	195	187		5.63%, 09/15/2017(d)	220	222
Dolphin Energy Ltd				Sibur Securities Ltd
5.50%, 12/15/2021	250	274		3.91%, 01/31/2018(d)	400	380
Ecopetrol SA				Statoil ASA
5.88%, 09/18/2023	400	416		1.20%, 01/17/2018	245	240
Encana Corp				Talisman Energy Inc
5.15%, 11/15/2041	150	138		5.50%, 05/15/2042	60	56
EP Energy LLC / EP Energy Finance Inc				Thai Oil PCL
9.38%, 05/01/2020	135	152		3.63%, 01/23/2023(d)	300	269
GeoPark Latin America Ltd Agencia en Chile				Total Capital International SA
7.50%, 02/11/2020(d)	400	399		1.50%, 02/17/2017	260	262
GS Caltex Corp				1.55%, 06/28/2017	45	45
3.25%, 10/01/2018(d),(g)	250	249		Total Capital SA
Halcon Resources Corp				2.13%, 08/10/2018	235	237
8.88%, 05/15/2021	120	123		Transocean Inc
9.25%, 02/15/2022(d)	50	52		2.50%, 10/15/2017	5	5
9.75%, 07/15/2020	15	16		6.38%, 12/15/2021	80	89
KazMunayGas National Co JSC				6.50%, 11/15/2020	525	586
4.40%, 04/30/2023(d)	350	326		6.80%, 03/15/2038	90	96
7.00%, 05/05/2020	130	147		7.35%, 12/15/2041	65	75
Kerr-McGee Corp						$13,976
6.95%, 07/01/2024	125	146
7.88%, 09/15/2031	255	322		Oil & Gas Services - 0.59%
Kodiak Oil & Gas Corp				Basic Energy Services Inc
5.50%, 01/15/2021(d)	115	113		7.75%, 02/15/2019	60	61
5.50%, 02/01/2022(d)	40	39		Cameron International Corp
8.13%, 12/01/2019	90	98		1.60%, 04/30/2015	350	353
Linn Energy LLC / Linn Energy Finance				4.50%, 06/01/2021	55	59
Corp				6.38%, 07/15/2018	380	447
6.25%, 11/01/2019(d)	80	75		7.00%, 07/15/2038	45	56
Nabors Industries Inc				Forum Energy Technologies Inc
				6.25%, 10/01/2021(d),(g)	35	35
2.35%, 09/15/2016(d)	170	172
National JSC Naftogaz of Ukraine				Halliburton Co
9.50%, 09/30/2014	100	93		4.75%, 08/01/2043	165	163
Oasis Petroleum Inc				Hornbeck Offshore Services Inc
				5.00%, 03/01/2021(d)	65	62
6.50%, 11/01/2021	65	69
6.88%, 03/15/2022(d)	45	47		Key Energy Services Inc
6.88%, 01/15/2023	140	148		6.75%, 03/01/2021	100	99
Pacific Drilling SA				Weatherford International LLC
5.38%, 06/01/2020(d)	150	146		6.35%, 06/15/2017	125	140
Pacific Rubiales Energy Corp				Weatherford International Ltd/Bermuda
5.13%, 03/28/2023(d)	250	224		4.50%, 04/15/2022	175	173
7.25%, 12/12/2021(d)	175	184		5.95%, 04/15/2042	115	110
PDC Energy Inc				6.50%, 08/01/2036	150	151
7.75%, 10/15/2022	170	180				$1,909

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities - 1.57%			Pipelines - 1.30%
Countrywide Asset-Backed Certificates			Access Midstream Partners LP / ACMP
0.43%, 03/25/2036(e)	$397	$280	Finance Corp
0.70%, 06/25/2035(e)	151	148	5.88%, 04/15/2021	$45	$46
GE Dealer Floorplan Master Note Trust			DCP Midstream LLC
0.62%, 10/20/2017(e)	400	400	5.85%, 05/21/2043(d),(e)	125	114
GE Equipment Midticket LLC			El Paso Pipeline Partners Operating Co LLC
0.47%, 01/22/2015	947	947	4.70%, 11/01/2042	220	191
GE Equipment Transportation LLC Series			5.00%, 10/01/2021	220	234
2011-1			Energy Transfer Partners LP
1.33%, 05/20/2019	600	601	3.60%, 02/01/2023	55	51
JP Morgan Mortgage Acquisition Trust 2007-			5.20%, 02/01/2022	25	26
CH3			5.95%, 10/01/2043	170	169
0.33%, 03/25/2037(e)	670	629	6.05%, 06/01/2041	345	346
Marriott Vacation Club Owner Trust 2007-1			6.50%, 02/01/2042	45	48
5.52%, 05/20/2029(d),(e)	59	60	Kinder Morgan Energy Partners LP
MSDWCC Heloc Trust 2005-1			2.65%, 02/01/2019	290	288
0.37%, 07/25/2017(e)	58	56	5.00%, 03/01/2043	155	140
Nationstar Mortgage Advance Receivables			5.63%, 09/01/2041	135	134
Trust 2013-T2			MarkWest Energy Partners LP / MarkWest
1.68%, 06/20/2046(d),(e)	475	474	Energy Finance Corp
Volvo Financial Equipment LLC Series 2013-			6.25%, 06/15/2022	106	112
1			6.50%, 08/15/2021	31	33
0.53%, 11/16/2015(d),(e)	1,000	1,000	ONEOK Partners LP
Washington Mutual Asset-Backed Certificates			3.25%, 02/01/2016	340	354
WMABS Series 2006-HE1 Trust			Spectra Energy Partners LP
0.36%, 04/25/2036(e)	480	443	4.75%, 03/15/2024	575	593
		$5,038	5.95%, 09/25/2043	115	121
			Tesoro Logistics LP / Tesoro Logistics Finance
Packaging & Containers - 0.31%			Corp
Crown Cork & Seal Co Inc			6.13%, 10/15/2021	45	45
7.38%, 12/15/2026	142	156	Transportadora de Gas Internacional SA ESP
Exopack Holding Corp			5.70%, 03/20/2022	250	251
10.00%, 06/01/2018	160	169	Western Gas Partners LP
Rock Tenn Co			2.60%, 08/15/2018	585	585
3.50%, 03/01/2020	565	559	4.00%, 07/01/2022	295	286
4.00%, 03/01/2023	120	116			$4,167
		$1,000
			Real Estate - 0.06%
Pharmaceuticals - 1.02%			Crescent Resources LLC / Crescent Ventures
AbbVie Inc			Inc
1.20%, 11/06/2015	330	331	10.25%, 08/15/2017(d)	110	118
1.75%, 11/06/2017	165	164	Mattamy Group Corp
Actavis Inc			6.50%, 11/15/2020(d)	75	74
1.88%, 10/01/2017	125	124			$192
3.25%, 10/01/2022	40	37
4.63%, 10/01/2042	45	40	REITS- 1.26%
5.00%, 08/15/2014	315	326	Boston Properties LP
CFR International SpA			3.13%, 09/01/2023	180	165
5.13%, 12/06/2022(d)	200	184	DDR Corp
Express Scripts Holding Co			4.63%, 07/15/2022	275	280
2.75%, 11/21/2014	370	378	DuPont Fabros Technology LP
3.90%, 02/15/2022	125	127	5.88%, 09/15/2021(d)	65	65
4.75%, 11/15/2021	200	214	ERP Operating LP
6.13%, 11/15/2041	290	332	3.00%, 04/15/2023	265	244
GlaxoSmithKline Capital Inc			HCP Inc
5.38%, 04/15/2034	55	61	2.63%, 02/01/2020	395	375
McKesson Corp			iStar Financial Inc
3.25%, 03/01/2016	115	121	4.88%, 07/01/2018	60	58
Par Pharmaceutical Cos Inc			7.13%, 02/15/2018	90	97
7.38%, 10/15/2020(d)	50	52	9.00%, 06/01/2017	80	91
Valeant Pharmaceuticals International			Kimco Realty Corp
7.50%, 07/15/2021(d)	195	210	3.13%, 06/01/2023	110	101
Wyeth LLC			Liberty Property LP
6.00%, 02/15/2036	90	104	4.40%, 02/15/2024	520	518
Zoetis Inc			ProLogis LP
1.15%, 02/01/2016(d)	75	75	2.75%, 02/15/2019	355	355
4.70%, 02/01/2043(d)	420	391	4.25%, 08/15/2023	400	398
		$3,271	6.88%, 03/15/2020	112	132
			UDR Inc
			3.70%, 10/01/2020	370	372

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)			Software (continued)
Ventas Realty LP / Ventas Capital Corp			Oracle Corp (continued)
2.70%, 04/01/2020	$520	$495	3.63%, 07/15/2023	$260	$259
4.75%, 06/01/2021	280	295			$751
		$4,041	Sovereign - 0.34%
Retail - 1.12%			Brazilian Government International Bond
Building Materials Holding Corp			2.63%, 01/05/2023	250	220
9.00%, 09/15/2018(d)	60	61	Russian Foreign Bond - Eurobond
Claire's Stores Inc			3.50%, 01/16/2019(d)	400	403
6.13%, 03/15/2020(d)	60	59	Venezuela Government International Bond
7.75%, 06/01/2020(d)	30	29	5.75%, 02/26/2016	325	293
8.88%, 03/15/2019	55	59	12.75%, 08/23/2022	175	176
9.00%, 03/15/2019(d)	90	100			$1,092
CVS Caremark Corp
4.13%, 05/15/2021	145	152	Student Loan Asset Backed Securities - 2.36%
5.75%, 05/15/2041	240	263	SLM Private Education Loan Trust 2012-A
			1.58%, 08/15/2025(d),(e)	100	101
CVS Pass-Through Trust
5.77%, 01/10/2033(d)	280	303	SLM Private Education Loan Trust 2012-B
			1.28%, 12/15/2021(d),(e)	1,743	1,748
5.93%, 01/10/2034(d)	183	197
7.51%, 01/10/2032(d)	55	67	SLM Private Education Loan Trust 2012-C
			1.28%, 08/15/2023(d),(e)	200	201
Gymboree Corp/The
9.13%, 12/01/2018	15	15	SLM Private Education Loan Trust 2012-E
			0.93%, 06/15/2016(d),(e)	686	685
Home Depot Inc/The
2.25%, 09/10/2018	405	409	SLM Private Education Loan Trust 2013-1
			0.78%, 08/15/2022(d),(e)	2,868	2,849
4.88%, 02/15/2044	30	30
Landry's Holdings II Inc			SLM Student Loan Trust
			0.49%, 05/25/2018(e)	775	775
10.25%, 01/01/2018(d)	120	126
Landry's Inc			SLM Student Loan Trust 2008-5
			1.37%, 10/25/2016(e)	201	201
9.38%, 05/01/2020(d)	105	111
Lowe's Cos Inc			SLM Student Loan Trust 2008-6
			0.82%, 10/25/2017(e)	413	413
5.00%, 09/15/2043	215	216
Macy's Retail Holdings Inc			SLM Student Loan Trust 2012-7
			0.34%, 02/27/2017(e)	611	611
5.75%, 07/15/2014	180	187
5.90%, 12/01/2016	420	474			$7,584
6.38%, 03/15/2037	185	205	Telecommunications - 3.65%
6.90%, 04/01/2029	25	29	America Movil SAB de CV
Michaels FinCo Holdings LLC / Michaels			3.13%, 07/16/2022	200	184
FinCo Inc			AT&T Inc
7.50%, PIK 8.25%, 08/01/2018(d),(f)	90	91	1.40%, 12/01/2017	160	156
New Academy Finance Co LLC / New			1.70%, 06/01/2017	290	289
Academy Finance Corp			4.35%, 06/15/2045	1,014	837
8.00%, PIK 8.75%, 06/15/2018(d),(f)	155	159	CC Holdings GS V LLC / Crown Castle GS III
Petco Holdings Inc			Corp
8.50%, PIK 9.25%, 10/15/2017(d),(f)	110	112	3.85%, 04/15/2023	370	334
Suburban Propane Partners LP/Suburban			Cellco Partnership / Verizon Wireless Capital
Energy Finance Corp			LLC
7.38%, 03/15/2020	135	144	8.50%, 11/15/2018	65	83
Wal-Mart Stores Inc			Clearwire Communications LLC/Clearwire
5.00%, 10/25/2040	20	21	Finance Inc
		$3,619	12.00%, 12/01/2015(d)	165	173
Savings & Loans - 0.40%			Digicel Group Ltd
			8.25%, 09/30/2020(d)	200	207
Santander Holdings USA Inc/PA			10.50%, 04/15/2018(d)	150	162
3.00%, 09/24/2015	770	792
4.63%, 04/19/2016	470	498	Digicel Ltd
		$1,290	8.25%, 09/01/2017	400	414
			Eileme 2 AB
Semiconductors - 0.09%			11.63%, 01/31/2020(d)	200	232
Intel Corp			Embarq Corp
4.25%, 12/15/2042	120	107	8.00%, 06/01/2036	100	102
Jazz Technologies Inc			Goodman Networks Inc
8.00%, 06/30/2015	212	196	13.12%, 07/01/2018(d),(e)	80	84
		$303	12.13%, 07/01/2018(d)	95	101
			Intelsat Jackson Holdings SA
Software - 0.23%			5.50%, 08/01/2023(d)	210	196
Activision Blizzard Inc			7.25%, 10/15/2020	55	59
5.63%, 09/15/2021(d)	75	75
6.13%, 09/15/2023(d)	30	30	Intelsat Luxembourg SA
			7.75%, 06/01/2021(d)	380	393
Oracle Corp			8.13%, 06/01/2023(d)	285	301
2.38%, 01/15/2019	385	387	Level 3 Financing Inc
			8.13%, 07/01/2019	155	166

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		3.75%	Amount (000's)	Value(000's)
Telecommunications (continued)			Aerospace & Defense - 0.02%
Level 3 Financing Inc (continued)			TransDigm Inc, Term Loan C
10.00%, 02/01/2018	$100	$107	0.00%, 02/28/2020(e),(h)	$55	$55
MetroPCS Wireless Inc
6.25%, 04/01/2021(d)	145	146
NII Capital Corp			Apparel - 0.08%
			Calceus Acquisition Inc, Term Loan B
7.63%, 04/01/2021	145	103	5.75%, 01/30/2020(e)	65	64
NII International Telecom SCA
7.88%, 08/15/2019(d)	30	27	Calceus Acquisition Inc, Term Loan B1
			0.00%, 09/24/2020(e),(h)	184	184
11.38%, 08/15/2019(d)	30	31
Qtel International Finance Ltd					$248
3.25%, 02/21/2023	250	227	Automobile Manufacturers - 0.04%
Qwest Corp			Chrysler Group LLC, Term Loan B
6.75%, 12/01/2021	455	489	4.25%, 05/24/2017(e)	137	138
SBA Tower Trust
4.25%, 04/15/2040(d),(e)	415	423
Softbank Corp			Automobile Parts & Equipment - 0.12%
4.50%, 04/15/2020(d)	455	437	Federal-Mogul Corp, Term Loan B-EXIT
			2.12%, 12/29/2014(e)	72	71
Sprint Capital Corp
6.88%, 11/15/2028	85	76	Federal-Mogul Corp, Term Loan C-EXIT
			2.12%, 12/28/2015(e)	36	35
Sprint Communications Inc
6.00%, 11/15/2022	115	106	Schaeffler AG, Term Loan C
			4.25%, 01/20/2017(e)	280	281
7.00%, 08/15/2020	235	239
9.00%, 11/15/2018(d)	45	53			$387
9.13%, 03/01/2017	25	29	Building Materials - 0.04%
Sprint Corp			CPG International Inc, Term Loan B
7.88%, 09/15/2023(d)	105	107	0.00%, 09/30/2020(e),(h)	115	114
Telefonica Emisiones SAU
3.19%, 04/27/2018	265	261
5.13%, 04/27/2020	640	655	Chemicals - 0.31%
5.46%, 02/16/2021	195	200	AIlnex Luxembourg & CY SCA, Term Loan
			8.25%, 03/12/2020(e)	240	246
6.42%, 06/20/2016	95	104
UPCB Finance VI Ltd			AZ Chem US Inc, Term Loan B
6.88%, 01/15/2022(d)	150	159	5.29%, 02/21/2017(e)	93	93
Verizon Communications Inc			Eagle Spinco Inc, Term Loan B
			3.50%, 01/28/2017(e)	124	124
0.70%, 11/02/2015	35	35
3.50%, 11/01/2021	375	369	Ineos US Finance LLC, Term Loan B
			4.00%, 05/04/2018(e)	186	184
3.65%, 09/14/2018	190	200
5.15%, 09/15/2023	440	471	MacDermid Inc, Term Loan
			4.00%, 06/05/2020(e)	50	50
6.25%, 04/01/2037	25	27	7.75%, 12/04/2020(e)	219	221
6.40%, 09/15/2033	820	911
6.55%, 09/15/2043	310	350	Taminco Global Chemical Corp, Term Loan
7.75%, 12/01/2030	35	43	B
			4.25%, 02/15/2019(e)	94	94
VimpelCom Holdings BV
5.20%, 02/13/2019(d)	400	397			$1,012
7.50%, 03/01/2022	200	211	Commercial Services - 0.14%
Wind Acquisition Finance SA			Envision Healthcare Corp, Term Loan B
11.75%, 07/15/2017(d)	120	127	4.00%, 05/25/2018(e)	35	35
Wind Acquisition Holdings Finance SA			Interactive Data Corp, Term Loan B
12.25%, PIK 12.25%, 07/15/2017(d),(f)	153	151	3.75%, 02/11/2018(e)	201	200
		$11,744	ISS A/S, Term Loan B
			3.75%, 04/18/2018(e)	224	224
Transportation - 0.49%
Burlington Northern Santa Fe LLC					$459
4.45%, 03/15/2043	340	309	Computers - 0.10%
CHC Helicopter SA			Dell Inc, Term Loan B
9.38%, 06/01/2021	100	99	0.00%, 03/24/2020(e),(h)	225	221
CSX Corp			Spansion LLC, Term Loan B
5.50%, 04/15/2041	185	196	5.25%, 12/11/2018(e)	114	115
6.25%, 03/15/2018	200	234			$336
7.38%, 02/01/2019	170	209
Navios Maritime Acquisition Corp / Navios			Consumer Products - 0.09%
Acquisition Finance US Inc			Sun Products Corp/The, Term Loan B
8.63%, 11/01/2017	202	210	5.50%, 03/21/2020(e)	299	290
Navios South American Logistics Inc / Navios
Logistics Finance US Inc			Distribution & Wholesale - 0.03%
9.25%, 04/15/2019	35	38	American Builders & Contractors Supply Co
Swift Services Holdings Inc			Inc, Term Loan B
10.00%, 11/15/2018	260	289	3.50%, 04/05/2020(e)	110	109
		$1,584
TOTAL BONDS		$185,772

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)Value (000's)		(continued)	Amount (000's) Value (000's)
Diversified Financial Services - 0.04%			Lodging (continued)
Springleaf Financial Funding Co, Term Loan			Hilton Worldwide Finance LLC, Term Loan
B			B
5.50%, 05/28/2017(e)	$46	$46	0.00%, 09/23/2020(e),(h)	$65	$65
Springleaf Financial Funding Co, Term Loan					$407
B2
0.00%, 09/25/2019(e),(h)	95	95	Machinery - Diversified - 0.06%
		$141	Edwards Cayman Islands II Ltd, Term Loan
			B
Electric - 0.10%			4.75%, 03/26/2020(e)	178	178
Dynegy Inc, Term Loan B2
4.00%, 04/16/2020(e)	125	124
Texas Competitive Electric Holdings Co LLC,			Media- 0.38%
Term Loan NONEXT			Charter Communications Operating LLC,
3.71%, 10/10/2014(e)	285	193	Term Loan E
			3.00%, 04/10/2020(e)	118	117
		$317	Clear Channel Communications Inc, Term
Entertainment - 0.34%			Loan D-EXT
CCM Merger Inc, Term Loan			0.00%, 01/30/2019(e),(h)	60	56
5.00%, 02/01/2017(e)	450	452	Cumulus Media Holdings Inc, Term Loan
Lions Gate Entertainment Corp, Term Loan			7.50%, 01/14/2019(e)	82	83
5.00%, 07/17/2020(e)	75	75	Cumulus Media Holdings Inc, Term Loan B
Peninsula Gaming LLC, Term Loan B			4.50%, 09/17/2018(e)	46	46
4.25%, 11/30/2017(e)	153	153	NEP Broadcasting LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			4.75%, 01/03/2020(e)	223	224
3.75%, 07/07/2020(e)	407	405	Univision Communications Inc, Term Loan
		$1,085	C1
			4.50%, 02/28/2020(e)	87	86
Food- 0.04%			Univision Communications Inc, Term Loan
HJ Heinz Co, Term Loan B2			C2
3.50%, 03/27/2020(e)	139	140	4.50%, 02/22/2020(e)	358	356
			Univision Communications Inc, Term Loan
Forest Products & Paper - 0.17%			C3
Caraustar Industries Inc, Term Loan B			4.00%, 03/01/2020(e)	25	25
7.50%, 04/26/2019(e)	168	169	Virgin Media Investment Holdings Ltd, Term
Exopack LLC, Term Loan B			Loan B
5.00%, 05/31/2017(e)	371	372	3.50%, 02/15/2020(e)	110	109
		$541	WideOpenWest Finance LLC, Term Loan B
			4.75%, 03/27/2019(e)	123	124
Healthcare - Products - 0.03%					$1,226
Kinetic Concepts Inc, Term Loan D1
4.50%, 05/04/2018(e)	104	104	Oil & Gas - 0.13%
			Chesapeake Energy Corp, Term Loan B
			5.75%, 12/02/2017(e)	325	330
Healthcare - Services - 0.05%			EP Energy LLC, Term Loan B3
MultiPlan Inc, Term Loan B			3.50%, 05/24/2018(e)	83	83
4.03%, 08/26/2017(e)	150	150
					$413
			Pharmaceuticals - 0.22%
Insurance - 0.18%			Grifols Inc, Term Loan B
Asurion LLC, Term Loan B1			4.25%, 06/01/2017(e)	88	88
4.50%, 05/24/2019(e)	323	319
			NBTY Inc, Term Loan B2
Asurion LLC, Term Loan B2			3.50%, 10/01/2017(e)	38	38
3.50%, 06/19/2020(e)	66	64
			Par Pharmaceutical Cos Inc, Term Loan B
CNO Financial Group Inc, Term Loan B2			4.25%, 09/28/2019(e)	382	380
3.75%, 09/28/2018(e)	83	84
			Valeant Pharmaceuticals International Inc,
Lonestar Intermediate Super Holdings LLC,			Term Loan BE
Term Loan			4.50%, 06/26/2020(e)	203	205
11.00%, 08/07/2019(e)	105	109
					$711
		$576
			Pipelines - 0.03%
Internet - 0.10%			NGPL PipeCo LLC, Term Loan B
Zayo Group LLC, Term Loan B			6.75%, 05/04/2017(e)	106	94
4.50%, 07/02/2019(e)	323	322
			REITS- 0.09%
Lodging - 0.13%			iStar Financial Inc, Term Loan
Caesars Entertainment Operating Co Inc, Term			0.00%, 10/15/2017(e),(h)	45	45
Loan B4			iStar Financial Inc, Term Loan A2
9.50%, 10/31/2016(e)	85	84
			7.00%, 06/30/2014(e)	245	250
Caesars Entertainment Operating Co Inc, Term					$295
Loan B6
5.43%, 01/28/2018(e)	285	258

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Retail - 0.42%				(continued)
Academy Ltd, Term Loan B
4.50%, 08/03/2018(e)	$164	$165		6.50%, 05/01/2032	$14	$16
DineEquity Inc, Term Loan B2				6.50%, 04/01/2035	38	43
3.75%, 10/19/2017(e)	62	62		7.00%, 12/01/2029	32	36
Dunkin' Brands Inc, Term Loan B3				7.00%, 06/01/2030	8	9
3.75%, 02/14/2020 (e)	343	342		7.00%, 12/01/2030	4	5
Michaels Stores Inc, Term Loan B				7.00%, 01/01/2031	7	8
3.75%, 01/24/2020(e)	204	204		7.00%, 01/01/2031	2	2
Neiman Marcus Group Inc/The, Term Loan B				7.00%, 02/01/2031	3	3
4.00%, 05/16/2018(e)	494	493		7.00%, 12/01/2031	39	40
Serta Simmons Holdings LLC, Term Loan B				7.50%, 04/01/2030	8	9
5.00%, 09/19/2019 (e)	69	70		7.50%, 09/01/2030	7	7
				7.50%, 03/01/2031	31	38
		$1,336		8.00%, 09/01/2030	83	93
Semiconductors - 0.04%						$9,915
Freescale Semiconductor Inc, Term Loan B4
5.00%, 02/13/2020(e)	138	138		Federal National Mortgage Association (FNMA) - 16.54%
				2.29%, 07/01/2034(e)	5	6
				2.35%, 07/01/2034(e)	45	47
Software - 0.05%				2.49%, 03/01/2035(e)	96	102
Activision Blizzard Inc, Term Loan B				2.50%, 10/01/2028(i)	3,180	3,198
0.00%, 07/26/2020(e),(h)	160	160		3.00%, 10/01/2026(i)	2,550	2,640
				3.00%, 11/01/2042	1,735	1,696
				3.00%, 05/01/2043	1,489	1,456
Telecommunications - 0.13%				3.00%, 10/01/2043(i)	5,750	5,617
Altice Financing SA, Delay-Draw Term Loan				3.50%, 04/01/2027	925	977
DD
0.00%, 07/03/2019(e),(h)	110	108		3.50%, 01/01/2041	84	86
Integra Telecom Holdings Inc, Term Loan				3.50%, 03/01/2042	1,411	1,440
5.25%, 02/19/2020(e)	164	168		3.50%, 06/01/2042	1,410	1,438
9.75%, 02/19/2020(e)	50	51		3.50%, 11/01/2042	1,891	1,931
Level 3 Financing Inc, Term Loan BIII				3.50%, 02/01/2043	2,845	2,865
4.00%, 08/01/2019(e)	85	85		3.50%, 05/01/2043	1,676	1,708
				4.00%, 10/01/2019	112	119
		$412		4.00%, 08/01/2020	521	553
Transportation - 0.05%				4.00%, 02/01/2031	157	168
State Class Tankers II LLC, Term Loan B				4.00%, 05/01/2031	355	379
6.75%, 06/19/2020(e)	175	175		4.00%, 06/01/2031	560	597
				4.00%, 11/01/2040	3,224	3,391
TOTAL SENIOR FLOATING RATE INTERESTS		$12,069		4.00%, 01/01/2041	1,885	1,983
U.S. GOVERNMENT & GOVERNMENT	Principal			4.00%, 10/01/2041(i)	1,200	1,259
AGENCY OBLIGATIONS - 39.88%	Amount (000's)	Value(000	's)	4.00%, 03/01/2043	495	520
Federal Home Loan Mortgage Corporation (FHLMC) -				4.50%, 07/01/2025	179	190
3.08%				4.50%, 04/01/2039	2,396	2,555
2.86%, 02/01/2034(e)	$6	$6		4.50%, 05/01/2040	427	461
3.50%, 04/01/2042	380	387		4.50%, 09/01/2040	546	583
3.50%, 08/01/2042	1,155	1,173		4.50%, 11/01/2040	2,072	2,224
4.00%, 12/01/2041	615	647		4.50%, 01/01/2041	1,118	1,201
4.50%, 07/01/2024	90	96		4.50%, 01/01/2041	607	652
4.50%, 04/01/2031	651	705		4.50%, 09/01/2041	492	526
4.50%, 05/01/2040	490	528		5.00%, 07/01/2035	59	64
4.50%, 06/01/2040	374	403		5.00%, 12/01/2039	93	102
4.50%, 08/01/2040	83	88		5.00%, 02/01/2040	493	539
5.00%, 05/01/2018	316	335		5.00%, 05/01/2041	340	375
5.00%, 06/01/2031	392	435		5.50%, 06/01/2019	69	73
5.00%, 10/01/2035	143	155		5.50%, 07/01/2019	15	16
5.00%, 06/01/2037	106	114		5.50%, 07/01/2019	45	49
5.00%, 06/01/2041	3,134	3,407		5.50%, 08/01/2019	55	58
5.50%, 06/01/2024	519	566		5.50%, 08/01/2019	14	15
5.56%, 02/01/2037(e)	44	47		5.50%, 10/01/2019	116	125
6.00%, 03/01/2031	18	20		5.50%, 10/01/2019	68	73
6.00%, 04/01/2031	2	2		5.50%, 12/01/2022	75	81
6.00%, 06/01/2032	76	83		5.50%, 07/01/2033	889	971
6.00%, 10/01/2032	47	51		5.50%, 04/01/2035	108	117
6.00%, 01/01/2038	229	252		5.50%, 08/01/2036	1,585	1,726
6.50%, 04/01/2016	5	6		5.50%, 02/01/2037	25	27
6.50%, 03/01/2029	10	11		5.50%, 01/01/2040	252	275
6.50%, 05/01/2029	16	18		5.50%, 05/01/2040	152	168
6.50%, 04/01/2031	8	9		5.50%, 05/01/2040	160	175
6.50%, 02/01/2032	16	18		5.50%, 07/01/2040	189	206
6.50%, 05/01/2032	39	44		5.50%, 07/01/2040	1,778	1,945

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
5.70%, 02/01/2036(e)	$62	$67	4.13%, 05/15/2015	$35	$37
6.00%, 05/01/2031	8	9	4.38%, 05/15/2040	1,900	2,150
6.00%, 07/01/2035	433	480			$39,518
6.00%, 02/01/2037	1,188	1,297	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/01/2038	245	269	OBLIGATIONS		$128,334
6.50%, 03/01/2032	28	31		Maturity
6.50%, 07/01/2037	95	105	REPURCHASE AGREEMENTS - 3.41%	Amount (000's)	Value(000	's)
6.50%, 07/01/2037	119	132
6.50%, 02/01/2038	100	110	Banks - 3.41%
6.50%, 03/01/2038	59	65	Investment in Joint Trading Account; Barclays $	3,158	$3,158
6.50%, 09/01/2038	788	874	Bank Repurchase Agreement; 0.06% dated
7.00%, 02/01/2032	19	20	09/30/2013 maturing 10/01/2013
		$53,207	(collateralized by US Government
Government National Mortgage Association (GNMA) -			Securities; $3,221,601; 0.63% - 2.50%;
7.98%			dated 03/31/15 - 07/15/16)
1.50%, 07/20/2043(e)	745	746	Investment in Joint Trading Account; Credit	2,211	2,211
1.63%, 01/20/2035(e)	60	62	Suisse Repurchase Agreement; 0.05%
2.00%, 04/20/2043(e)	1,030	1,046	dated 09/30/2013 maturing 10/01/2013
3.00%, 10/01/2043	1,500	1,482	(collateralized by US Government
3.00%, 10/01/2043(i)	1,000	986	Securities; $2,255,121; 0.00% - 10.63%;
3.50%, 10/01/2041(i)	6,000	6,168	dated 08/15/15 - 08/15/40)
3.50%, 05/15/2042	1,632	1,680	Investment in Joint Trading Account; Deutsche	872	872
3.50%, 10/15/2042	98	101	Bank Repurchase Agreement; 0.10% dated
4.00%, 10/01/2040(i)	2,750	2,900	09/30/2013 maturing 10/01/2013
4.00%, 10/15/2041	807	859	(collateralized by US Government
4.00%, 02/15/2042	412	437	Securities; $889,162; 0.00% - 5.41%; dated
4.00%, 07/20/2042	63	67	04/01/26 - 04/17/36)
4.50%, 09/15/2039	1,575	1,723	Investment in Joint Trading Account; Merrill	2,847	2,847
4.50%, 01/20/2040	417	455	Lynch Repurchase Agreement; 0.03%
4.50%, 08/20/2040	846	916	dated 09/30/2013 maturing 10/01/2013
4.50%, 10/20/2040	318	345	(collateralized by US Government
4.50%, 11/15/2040	344	375	Securities; $2,904,022; 0.00% - 5.50%;
5.00%, 02/15/2034	726	797	dated 03/15/14 - 09/15/39)
5.00%, 10/15/2034	255	280	Investment in Joint Trading Account; Morgan	1,895	1,895
5.00%, 10/20/2039	189	207	Stanley Repurchase Agreement; 0.02%
5.00%, 07/20/2040	102	111	dated 09/30/2013 maturing 10/01/2013
5.00%, 09/20/2041	483	526	(collateralized by US Government
5.00%, 11/20/2041	767	835	Securities; $1,932,960; 1.00% - 1.38%;
5.00%, 02/20/2042	482	528	dated 03/31/17 - 07/31/18)
5.00%, 06/20/2042	249	273			$10,983
5.50%, 12/20/2033	362	402	TOTAL REPURCHASE AGREEMENTS		$10,983
5.50%, 05/20/2035	42	47	Total Investments		$338,049
6.00%, 01/20/2029	65	74	Liabilities in Excess of Other Assets, Net - (5.06)%			$(16,273)
6.00%, 07/20/2029	11	12	TOTAL NET ASSETS - 100.00%		$321,776
6.00%, 12/15/2033	63	70
6.00%, 12/20/2036	243	268
6.50%, 03/20/2028	10	11	(a) Non-Income Producing Security
6.50%, 05/20/2029	9	10	(b) Security is Illiquid
6.50%, 12/15/2032	742	836	(c)		Fair value of these investments is determined in good faith by the
7.00%, 03/15/2031	19	24	Manager under procedures established and periodically reviewed by the
7.50%, 05/15/2029	21	21	Board of Directors. At the end of the period, the fair value of these
8.00%, 12/15/2030	11	14	securities totaled $254 or 0.08% of net assets.
		$25,694	(d)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
U.S. Treasury - 12.28%			registration, normally to qualified institutional buyers. Unless otherwise
0.25%, 05/15/2015	235	235	indicated, these securities are not considered illiquid. At the end of the
0.63%, 05/31/2017	3,585	3,545	period, the value of these securities totaled $49,703 or 15.45% of net
0.88%, 04/30/2017	200	200	assets.
1.00%, 08/31/2016(j)	6,320	6,387	(e)	Variable Rate. Rate shown is in effect at September 30, 2013.
1.00%, 03/31/2017(j)	3,475	3,491	(f)		Payment in kind; the issuer has the option of paying additional securities
1.00%, 05/31/2018	3,350	3,307	in lieu of cash.
1.25%, 10/31/2015	2,200	2,241	(g)	Security purchased on a when-issued basis.
1.50%, 07/31/2016	3,695	3,788	(h)		This Senior Floating Rate Note will settle after September 30, 2013, at
1.75%, 05/15/2023	3,400	3,150	which time the interest rate will be determined.
1.88%, 08/31/2017(j)	5,200	5,369	(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.63%, 01/31/2018	1,700	1,804	Notes to Financial Statements for additional information.
3.13%, 05/15/2019	1,150	1,246	(j)		Security or a portion of the security was pledged to cover margin
3.13%, 11/15/2041	125	113	requirements for swap and/or swaption contracts. At the end of the period,
3.13%, 02/15/2042	290	261	the value of these securities totaled $1,347 or 0.42% of net assets.
3.38%, 11/15/2019	2,000	2,194

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2013 (unaudited)

		Portfolio Summary (unaudited)
Sector			Percent
Mortgage Securities			33 .59%
Financial			17 .57%
Government			12 .62%
Asset Backed Securities			8.05%
Communications			7.36%
Energy			6.39%
Consumer, Non-cyclical			6.17%
Consumer, Cyclical			4.56%
Basic Materials			2.90%
Utilities			2.49%
Industrial			2.17%
Technology			1.10%
Diversified			0.09%
Liabilities in Excess of Other Assets, Net			(5.06)%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)		Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		CDX.EM.20	(5.00)%		12/20/2018	$4,050	$(390	) $		(423)	$33
Barclays Bank PLC		CDX.NA.HY.20	(5.00)%		06/20/2018	250	(14)			(12)	(2)
Barclays Bank PLC		CMBX.NA.AAA4	(0.35)%		02/17/2051	1,233	39			96	(57)
Deutsche Bank AG		CMBX.NA.AAA3	(0.08)%		12/13/2049	1,249	41			54	(13)
Total							$(324	) $		(285)	$(39)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Fair Value			Unrealized Appreciation/ (Depreciation)
		CDX.NA.HY.20	(5.00)%		06/20/2018	$7,000	$(412)		$		(191)
Total							$(412)		$		(191)

Amounts in thousands

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)				Unrealized Appreciation/(Depreciation)
Morgan Stanley & 3 Month LIBOR		Receive	2.38%	09/04/2032	$750	$120			$—		$120
Co
Total						$120			$—		$120

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS- 32.11%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.01%				Airlines (continued)
Omnicom Group Inc				Continental Airlines 2012-2 Class A Pass
4.45%, 08/15/2020	$128	$134		Through Trust
				4.00%, 04/29/2026(b)	$200		$193
				Delta Air Lines 2007-1 Class A Pass Through
Aerospace & Defense - 0.25%				Trust
Boeing Co/The				6.82%, 02/10/2024	86		96
3.75%, 11/20/2016	51	55		UAL 2009-2A Pass Through Trust
5.88%, 02/15/2040	154	186
7.95%, 08/15/2024	200	274		9.75%, 01/15/2017	170		194
				US Airways 2013-1 Class A Pass Through
Exelis Inc				Trust
4.25%, 10/01/2016	128	135		3.95%, 11/15/2025(b)	200		185
L-3 Communications Corp
4.95%, 02/15/2021	277	294					$895
Lockheed Martin Corp				Apparel - 0.03%
2.13%, 09/15/2016	100	103		NIKE Inc
3.35%, 09/15/2021	102	102		2.25%, 05/01/2023	200		183
4.07%, 12/15/2042	47	41		3.63%, 05/01/2043	200		173
Northrop Grumman Corp							$356
3.50%, 03/15/2021	277	280
Raytheon Co				Automobile Asset Backed Securities - 0.19%
3.13%, 10/15/2020	77	78		Ally Auto Receivables Trust 2012-3
				1.06%, 02/15/2017(a)	349		350
4.88%, 10/15/2040	154	155
United Technologies Corp				Ally Auto Receivables Trust 2012-4
3.10%, 06/01/2022	200	197		0.59%, 01/17/2017	150		150
4.50%, 04/15/2020	74	82		Ford Credit Auto Owner Trust
				1.35%, 12/15/2016(a)	129		130
4.50%, 06/01/2042	200	194
4.88%, 05/01/2015	200	214		Ford Credit Auto Owner Trust 2012-A
5.38%, 12/15/2017	102	117		1.15%, 06/15/2017	500		504
5.70%, 04/15/2040	51	58		Ford Credit Auto Owner Trust 2012-B
6.13%, 07/15/2038	18	22		1.00%, 09/15/2017	400		402
6.70%, 08/01/2028	175	219		Honda Auto Receivables 2012-4 Owner Trust
				0.52%, 08/18/2016(a)	500		500
		$2,806
				Nissan Auto Receivables 2012-A Owner
Agriculture - 0.31%				Trust
Altria Group Inc				1.00%, 07/16/2018	150		151
4.13%, 09/11/2015	36	38					$2,187
4.75%, 05/05/2021	128	136
9.25%, 08/06/2019	192	254		Automobile Manufacturers - 0.04%
9.70%, 11/10/2018	77	102		Daimler Finance North America LLC
9.95%, 11/10/2038	175	261		8.50%, 01/18/2031	102		146
10.20%, 02/06/2039	210	320		Ford Motor Co
Archer-Daniels-Midland Co				4.75%, 01/15/2043	200		179
4.48%, 03/01/2021(a)	128	137		7.45%, 07/16/2031	100		122
5.38%, 09/15/2035	51	54					$447
Bunge Ltd Finance Corp				Automobile Parts & Equipment - 0.02%
4.10%, 03/15/2016	77	81		Johnson Controls Inc
Lorillard Tobacco Co				3.75%, 12/01/2021	77		77
6.88%, 05/01/2020	500	575		5.00%, 03/30/2020	64		70
8.13%, 06/23/2019	36	44		5.25%, 12/01/2041	128		126
8.13%, 05/01/2040	25	30					$273
Philip Morris International Inc
1.13%, 08/21/2017	100	98		Banks- 4.96%
2.50%, 05/16/2016	128	133		Abbey National Treasury Services
2.90%, 11/15/2021	51	49		PLC/London
4.38%, 11/15/2041	51	47		3.05%, 08/23/2018	500		508
4.50%, 03/26/2020	131	144		American Express Centurion Bank
4.50%, 03/20/2042	400	374		0.88%, 11/13/2015	400		400
5.65%, 05/16/2018	25	29		Bank of America Corp
6.38%, 05/16/2038	100	119		1.25%, 01/11/2016	100		100
Reynolds American Inc				1.50%, 10/09/2015	200		201
4.85%, 09/15/2023	350	364		2.00%, 01/11/2018	500		492
7.63%, 06/01/2016	90	106		3.30%, 01/11/2023	100		94
		$3,495		3.63%, 03/17/2016	180		189
				3.70%, 09/01/2015	130		136
Airlines - 0.08%				3.88%, 03/22/2017	200		213
American Airlines 2011-1 Class A Pass				4.50%, 04/01/2015	165		173
Through Trust				4.75%, 08/01/2015	25		27
5.25%, 07/31/2022(b)	171	179
				5.42%, 03/15/2017	201		221
Continental Airlines 2010-1 Class A Pass				5.63%, 07/01/2020	180		202
Through Trust				5.65%, 05/01/2018	255		288
4.75%, 01/12/2021(b)	45	48

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)					Banks (continued)
Bank of America Corp	(continued)				Commonwealth Bank of Australia/New York
5.70%, 01/24/2022		$180	$201		NY
5.88%, 02/07/2042		228	253		1.25%, 09/18/2015	$200	$202
6.00%, 09/01/2017		265	300		Cooperatieve Centrale Raiffeisen-
6.50%, 08/01/2016		890	1,009		Boerenleenbank BA/Netherlands
7.63%, 06/01/2019		300	368		3.38%, 01/19/2017	128	136
Bank of Montreal					3.88%, 02/08/2022	328	328
1.45%, 04/09/2018		300	293		3.95%, 11/09/2022	300	288
2.50%, 01/11/2017		228	235		4.50%, 01/11/2021	51	54
Bank of New York Mellon Corp/The					5.25%, 05/24/2041	300	312
0.70%, 10/23/2015		150	150		Credit Suisse/New York NY
1.20%, 02/20/2015		180	182		3.50%, 03/23/2015	1,000	1,042
2.10%, 08/01/2018		300	301		5.40%, 01/14/2020	200	219
3.55%, 09/23/2021		51	52		Deutsche Bank AG/London
5.50%, 12/01/2017		32	36		3.45%, 03/30/2015	78	81
Bank of Nova Scotia					6.00%, 09/01/2017	344	395
1.85%, 01/12/2015		51	52		Discover Bank/Greenwood DE
2.90%, 03/29/2016		302	315		2.00%, 02/21/2018	200	196
3.40%, 01/22/2015		400	415		Export-Import Bank of Korea
Barclays Bank PLC					4.00%, 01/11/2017	300	319
2.75%, 02/23/2015		328	337		5.00%, 04/11/2022	200	219
6.75%, 05/22/2019		200	239		5.88%, 01/14/2015	251	266
BB&T Corp					Fifth Third Bancorp
1.60%, 08/15/2017		200	199		5.45%, 01/15/2017	51	56
3.95%, 04/29/2016		29	31		8.25%, 03/01/2038	385	498
5.20%, 12/23/2015		125	136		Goldman Sachs Group Inc/The
6.85%, 04/30/2019		18	22		1.60%, 11/23/2015	380	383
BBVA US Senior SAU					3.30%, 05/03/2015	200	207
4.66%, 10/09/2015		200	208		3.63%, 02/07/2016	257	270
BNP Paribas SA					5.25%, 07/27/2021	502	542
2.38%, 09/14/2017		200	203		5.38%, 03/15/2020	300	330
3.25%, 03/11/2015		400	414		5.50%, 11/15/2014	257	270
5.00%, 01/15/2021		77	83		5.63%, 01/15/2017	282	311
Branch Banking & Trust Co					5.75%, 01/24/2022	228	253
1.45%, 10/03/2016		200	201		6.13%, 02/15/2033	212	231
Canadian Imperial Bank of					6.15%, 04/01/2018	821	939
Commerce/Canada					6.25%, 02/01/2041	328	367
1.35%, 07/18/2016		300	302		6.45%, 05/01/2036	251	255
2.35%, 12/11/2015		151	156		6.75%, 10/01/2037	373	389
Capital One Financial Corp					HSBC Holdings PLC
2.15%, 03/23/2015		254	258		4.00%, 03/30/2022	128	130
3.50%, 06/15/2023(c)		84	79		5.10%, 04/05/2021	228	251
5.50%, 06/01/2015		51	55		6.10%, 01/14/2042	154	182
Citigroup Inc					6.50%, 09/15/2037	500	567
1.70%, 07/25/2016		300	301		HSBC USA Inc
2.25%, 08/07/2015		170	173		1.63%, 01/16/2018	300	294
2.65%, 03/02/2015		128	131		2.38%, 02/13/2015	128	131
3.50%, 05/15/2023		200	180		2.63%, 09/24/2018	200	203
3.95%, 06/15/2016		257	274		Intesa Sanpaolo SpA
4.05%, 07/30/2022		200	194		3.13%, 01/15/2016	100	100
4.45%, 01/10/2017		154	167		JP Morgan Chase & Co
4.50%, 01/14/2022		154	161		1.13%, 02/26/2016	300	300
4.59%, 12/15/2015		64	68		1.63%, 05/15/2018	300	291
4.88%, 05/07/2015		100	105		1.88%, 03/20/2015	300	305
5.88%, 02/22/2033		200	199		2.60%, 01/15/2016	257	265
5.88%, 01/30/2042		328	365		3.25%, 09/23/2022	300	283
6.00%, 10/31/2033		115	116		3.45%, 03/01/2016	277	292
6.01%, 01/15/2015		16	17		3.70%, 01/20/2015	205	212
6.13%, 11/21/2017		328	377		4.40%, 07/22/2020	162	171
6.13%, 05/15/2018		300	347		4.50%, 01/24/2022	257	268
6.38%, 08/12/2014		139	146		4.63%, 05/10/2021	257	274
6.63%, 06/15/2032		112	121		4.95%, 03/25/2020	57	62
6.88%, 03/05/2038		9	11		5.25%, 05/01/2015	88	94
8.13%, 07/15/2039		128	178		5.40%, 01/06/2042	102	107
8.50%, 05/22/2019		728	930		5.60%, 07/15/2041	154	166
Commonwealth Bank of Australia					5.63%, 08/16/2043	350	348
2.50%, 09/20/2018		200	202		6.30%, 04/23/2019	300	351
					6.40%, 05/15/2038	200	236

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
JP Morgan Chase Bank NA				Royal Bank of Canada
6.00%, 10/01/2017	$1,000	$1,144		2.20%, 07/27/2018	$400	$401
KeyCorp				2.63%, 12/15/2015	151	157
3.75%, 08/13/2015	279	293		2.88%, 04/19/2016	251	263
5.10%, 03/24/2021	102	112		Royal Bank of Scotland Group PLC
KFW				2.55%, 09/18/2015	300	306
0.00%, 04/18/2036(d)	200	80		Royal Bank of Scotland PLC/The
0.50%, 09/30/2015	500	501		5.63%, 08/24/2020	167	184
0.63%, 04/24/2015	385	387		State Street Corp
1.25%, 02/15/2017	257	259		3.10%, 05/15/2023	300	280
2.63%, 03/03/2015	257	265		5.38%, 04/30/2017	18	20
2.63%, 02/16/2016	257	269		Sumitomo Mitsui Banking Corp
2.63%, 01/25/2022	1,257	1,246		1.35%, 07/18/2015	100	101
2.75%, 10/21/2014	141	145		1.45%, 07/19/2016	300	301
2.75%, 09/08/2020	300	307		2.50%, 07/19/2018	300	304
4.00%, 01/27/2020	847	939		3.20%, 07/18/2022	100	96
4.13%, 10/15/2014	334	347		SunTrust Bank/Atlanta GA
4.38%, 03/15/2018	295	333		2.75%, 05/01/2023	200	182
4.50%, 07/16/2018	102	116		SunTrust Banks Inc
4.88%, 01/17/2017	500	563		3.60%, 04/15/2016	102	108
4.88%, 06/17/2019	282	327		Toronto-Dominion Bank/The
5.13%, 03/14/2016	277	308		2.38%, 10/19/2016	180	186
Korea Development Bank/The				2.63%, 09/10/2018	350	358
1.00%, 01/22/2016	400	395		UBS AG/Stamford CT
3.25%, 03/09/2016	300	312		4.88%, 08/04/2020	200	224
Korea Finance Corp				5.88%, 12/20/2017	150	173
2.88%, 08/22/2018	350	351		UBS Preferred Funding Trust V
Landwirtschaftliche Rentenbank				6.24%, 05/29/2049	300	319
0.88%, 09/12/2017	200	197		US Bancorp/MN
2.38%, 09/13/2017	200	209		1.65%, 05/15/2017	205	206
3.13%, 07/15/2015	202	212		2.45%, 07/27/2015	102	105
5.00%, 11/08/2016	102	115		2.95%, 07/15/2022	200	188
Lloyds Bank PLC				3.00%, 03/15/2022	128	125
4.88%, 01/21/2016	180	195		4.13%, 05/24/2021	77	82
6.38%, 01/21/2021	51	59		Wachovia Bank NA
Mellon Funding Corp				6.60%, 01/15/2038	250	302
5.00%, 12/01/2014	77	80		Wachovia Corp
Morgan Stanley				5.75%, 02/01/2018	280	323
1.75%, 02/25/2016	200	201		Wells Fargo & Co
3.75%, 02/25/2023	200	193		1.25%, 07/20/2016	200	200
3.80%, 04/29/2016	278	293		1.50%, 01/16/2018	300	295
4.00%, 07/24/2015	200	209		2.10%, 05/08/2017	450	459
4.75%, 03/22/2017	400	432		3.45%, 02/13/2023	200	187
5.63%, 09/23/2019	321	358		3.50%, 03/08/2022	180	180
5.75%, 01/25/2021	1,050	1,166		3.63%, 04/15/2015	268	280
6.00%, 04/28/2015	164	176		3.68%, 06/15/2016(a)	277	295
6.25%, 08/28/2017	375	427		3.75%, 10/01/2014	154	159
6.38%, 07/24/2042	100	113		4.60%, 04/01/2021	102	111
7.25%, 04/01/2032	15	18		Wells Fargo Bank NA
National Australia Bank Ltd/New York				0.75%, 07/20/2015	300	300
1.30%, 07/25/2016	400	402		Wells Fargo Capital X
1.60%, 08/07/2015	150	152		5.95%, 12/15/2036	200	189
2.30%, 07/25/2018	400	403		Westpac Banking Corp
Oesterreichische Kontrollbank AG				1.13%, 09/25/2015	150	151
1.13%, 07/06/2015	200	202		3.00%, 08/04/2015	230	240
2.00%, 06/03/2016	400	413		3.00%, 12/09/2015	77	81
PNC Bank NA				4.20%, 02/27/2015	208	218
1.30%, 10/03/2016	350	351		4.88%, 11/19/2019	225	252
3.80%, 07/25/2023	400	391				$56,229
PNC Financial Services Group Inc/The
4.85%, 05/29/2049	350	301		Beverages - 0.46%
PNC Funding Corp				Anheuser-Busch Cos LLC
2.70%, 09/19/2016	228	237		5.50%, 01/15/2018	90	104
3.63%, 02/08/2015	264	274		Anheuser-Busch InBev Finance Inc
4.38%, 08/11/2020	51	55		0.80%, 01/15/2016	100	100
5.13%, 02/08/2020	25	28		Anheuser-Busch InBev Worldwide Inc
5.63%, 02/01/2017	102	114		0.80%, 07/15/2015	300	301
6.70%, 06/10/2019	25	30		2.50%, 07/15/2022	300	278
				3.75%, 07/15/2042	100	87
				4.13%, 01/15/2015	15	16

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Beverages (continued)				Chemicals (continued)
Anheuser-Busch InBev Worldwide Inc				Dow Chemical Co/The
(continued)				2.50%, 02/15/2016	$177		$183
5.00%, 04/15/2020	$38	$43		4.13%, 11/15/2021	201		205
5.38%, 11/15/2014	154	162		4.38%, 11/15/2042	200		173
5.38%, 01/15/2020	68	78		7.38%, 11/01/2029	150		189
6.38%, 01/15/2040	251	311		8.55%, 05/15/2019	144		184
6.88%, 11/15/2019	51	63		9.40%, 05/15/2039	51		74
7.75%, 01/15/2019	478	602		Eastman Chemical Co
8.20%, 01/15/2039	51	75		3.00%, 12/15/2015	51		53
Beam Inc				3.60%, 08/15/2022	100		97
5.38%, 01/15/2016	2	2		4.50%, 01/15/2021	51		54
Coca-Cola Co/The				4.80%, 09/01/2042	100		95
0.75%, 03/13/2015	102	102		Ecolab Inc
1.50%, 11/15/2015	77	79		1.45%, 12/08/2017	300		294
1.65%, 03/14/2018	200	200		4.35%, 12/08/2021	102		107
1.80%, 09/01/2016	77	79		5.50%, 12/08/2041	307		329
3.15%, 11/15/2020	128	132		EI du Pont de Nemours & Co
Diageo Capital PLC				2.75%, 04/01/2016	77		80
1.50%, 05/11/2017	200	200		2.80%, 02/15/2023	200		188
4.83%, 07/15/2020	51	57		3.25%, 01/15/2015	77		80
5.88%, 09/30/2036	219	252		4.15%, 02/15/2043	100		90
Diageo Finance BV				4.25%, 04/01/2021	177		189
3.25%, 01/15/2015	41	42		4.63%, 01/15/2020	25		28
Diageo Investment Corp				LyondellBasell Industries NV
2.88%, 05/11/2022	200	192		5.00%, 04/15/2019	300		330
Dr Pepper Snapple Group Inc				Potash Corp of Saskatchewan Inc
2.60%, 01/15/2019	277	279		4.88%, 03/30/2020	51		56
PepsiAmericas Inc				PPG Industries Inc
4.88%, 01/15/2015	25	26		3.60%, 11/15/2020	251		255
PepsiCo Inc				Praxair Inc
0.70%, 08/13/2015	200	200		2.20%, 08/15/2022	300		273
2.50%, 05/10/2016	51	53		5.38%, 11/01/2016	51		57
2.75%, 03/05/2022	128	122		Sherwin-Williams Co/The
3.10%, 01/15/2015	23	24		3.13%, 12/15/2014	11		11
3.13%, 11/01/2020	128	130					$4,180
4.50%, 01/15/2020	51	56
4.88%, 11/01/2040	128	130		Commercial Services - 0.01%
5.00%, 06/01/2018	300	340		McGraw Hill Financial Inc
5.50%, 01/15/2040	51	56		6.55%, 11/15/2037	51		50
7.90%, 11/01/2018	158	201		Western Union Co/The
		$5,174		5.25%, 04/01/2020	25		27
				Yale University
Biotechnology - 0.16%				2.90%, 10/15/2014	16		16
Amgen Inc							$93
1.88%, 11/15/2014	77	78
2.13%, 05/15/2017	300	304		Computers - 0.45%
4.10%, 06/15/2021	501	518		Affiliated Computer Services Inc
5.15%, 11/15/2041	77	75		5.20%, 06/01/2015	51		54
5.38%, 05/15/2043	100	100		Apple Inc
5.70%, 02/01/2019	12	14		0.45%, 05/03/2016	300		298
5.75%, 03/15/2040	25	26		1.00%, 05/03/2018	300		289
5.85%, 06/01/2017	279	318		2.40%, 05/03/2023	300		272
6.40%, 02/01/2039	12	13		3.85%, 05/04/2043	300		251
6.90%, 06/01/2038	90	107		Computer Sciences Corp
Celgene Corp				2.50%, 09/15/2015	170		174
2.45%, 10/15/2015	51	53		4.45%, 09/15/2022	100		98
Genentech Inc				6.50%, 03/15/2018	302		349
4.75%, 07/15/2015	167	179		EMC Corp/MA
Gilead Sciences Inc				1.88%, 06/01/2018	300		299
4.40%, 12/01/2021	77	82		Hewlett-Packard Co
		$1,867		2.13%, 09/13/2015	77		78
				2.60%, 09/15/2017	154		156
Chemicals - 0.37%				2.65%, 06/01/2016	200		205
Airgas Inc				3.00%, 09/15/2016	128		132
2.38%, 02/15/2020	200	191		4.65%, 12/09/2021	180		177
2.95%, 06/15/2016	77	80		6.00%, 09/15/2041	154		142
CF Industries Inc				International Business Machines Corp
6.88%, 05/01/2018	100	118		0.45%, 05/06/2016	200		198
7.13%, 05/01/2020	100	117		0.55%, 02/06/2015	328		328
				0.88%, 10/31/2014	300		302

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Computers (continued)				Diversified Financial Services (continued)
International Business Machines Corp				Caterpillar Financial Services Corp
(continued)				1.10%, 05/29/2015	$100	$101
1.25%, 02/08/2018	$500	$492		1.63%, 06/01/2017	150	150
1.63%, 05/15/2020	200	188		2.45%, 09/06/2018	200	204
5.60%, 11/30/2039	92	104		2.65%, 04/01/2016	77	80
5.70%, 09/14/2017	180	208		7.05%, 10/01/2018	200	245
5.88%, 11/29/2032	200	236		7.15%, 02/15/2019	113	139
6.22%, 08/01/2027	51	62		Charles Schwab Corp/The
		$5,092		2.20%, 07/25/2018	300	303
				CME Group Inc/IL
Consumer Products - 0.06%				5.30%, 09/15/2043	200	206
Avery Dennison Corp				Countrywide Financial Corp
5.38%, 04/15/2020	25	26		6.25%, 05/15/2016	56	62
Clorox Co/The				Credit Suisse USA Inc
3.80%, 11/15/2021	128	129		7.13%, 07/15/2032	300	391
Kimberly-Clark Corp				Ford Motor Credit Co LLC
2.40%, 03/01/2022	257	244		2.75%, 05/15/2015	200	205
2.40%, 06/01/2023	150	139		3.98%, 06/15/2016	300	317
3.70%, 06/01/2043	150	131		4.25%, 02/03/2017	200	214
7.50%, 11/01/2018	18	23		4.25%, 09/20/2022	200	200
		$692		4.38%, 08/06/2023	350	350
Cosmetics & Personal Care - 0.16%				5.00%, 05/15/2018	200	219
Colgate-Palmolive Co				5.88%, 08/02/2021	200	222
2.95%, 11/01/2020	154	158		8.70%, 10/01/2014	100	107
Procter & Gamble Co/The				Franklin Resources Inc
2.30%, 02/06/2022	411	392		3.13%, 05/20/2015	166	172
3.10%, 08/15/2023	350	346		General Electric Capital Corp
3.50%, 02/15/2015	700	728		2.15%, 01/09/2015	257	262
4.70%, 02/15/2019	77	88		2.30%, 04/27/2017	257	264
4.85%, 12/15/2015	25	27		3.15%, 09/07/2022	400	378
5.55%, 03/05/2037	51	59		3.50%, 06/29/2015	77	80
		$1,798		3.75%, 11/14/2014	205	213
				4.63%, 01/07/2021	77	83
Credit Card Asset Backed Securities - 0.15%				5.30%, 02/11/2021	308	335
Capital One Multi-Asset Execution Trust				5.38%, 10/20/2016	554	618
5.75%, 07/15/2020	476	551		5.50%, 01/08/2020	295	334
Chase Issuance Trust				5.63%, 09/15/2017	154	175
0.54%, 10/16/2017(a)	650	649		5.63%, 05/01/2018	300	344
Citibank Credit Card Issuance Trust				5.88%, 01/14/2038	266	294
4.90%, 12/12/2016	500	526		6.00%, 08/07/2019	181	211
		$1,726		6.15%, 08/07/2037	155	176
				6.38%, 11/15/2067(a)	300	320
Distribution & Wholesale - 0.04%
Arrow Electronics Inc				6.75%, 03/15/2032	381	454
3.00%, 03/01/2018	300	302		6.88%, 01/10/2039	200	245
4.50%, 03/01/2023	200	198		Goldman Sachs Capital I
		$500		6.35%, 02/15/2034	54	52
				HSBC Finance Corp
Diversified Financial Services - 1.62%				5.00%, 06/30/2015	300	319
American Express Co				6.68%, 01/15/2021	99	113
4.05%, 12/03/2042	233	202		Jefferies Group LLC
6.15%, 08/28/2017	128	149		3.88%, 11/09/2015	102	106
7.00%, 03/19/2018	282	340		6.50%, 01/20/2043	200	198
American Express Credit Corp				6.88%, 04/15/2021	27	30
2.80%, 09/19/2016	835	874		8.50%, 07/15/2019	12	14
Ameriprise Financial Inc				John Deere Capital Corp
4.00%, 10/15/2023	200	202		0.70%, 09/04/2015	200	200
Bear Stearns Cos LLC/The				0.88%, 04/17/2015	152	153
5.55%, 01/22/2017	51	57		1.20%, 10/10/2017	200	197
6.40%, 10/02/2017	328	383		1.40%, 03/15/2017	180	179
7.25%, 02/01/2018	444	532		2.25%, 06/07/2016	77	80
BlackRock Inc				2.75%, 03/15/2022	1,128	1,079
3.38%, 06/01/2022	200	199		Merrill Lynch & Co Inc
3.50%, 12/10/2014	38	39		5.30%, 09/30/2015	25	27
5.00%, 12/10/2019	25	28		6.05%, 05/16/2016	144	159
Boeing Capital Corp				6.11%, 01/29/2037	450	463
4.70%, 10/27/2019	33	37		6.88%, 04/25/2018	205	242
Capital One Bank USA NA				Murray Street Investment Trust I
3.38%, 02/15/2023	300	281		4.65%, 03/09/2017(a)	257	274

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Diversified Financial Services (continued)				Electric (continued)
NASDAQ OMX Group Inc/The				Duke Energy Ohio Inc
4.00%, 01/15/2015	$51	$53		5.45%, 04/01/2019	$128	$148
National Rural Utilities Cooperative Finance				Entergy Arkansas Inc
Corp				3.75%, 02/15/2021	25	26
3.05%, 02/15/2022	102	100		Entergy Corp
3.88%, 09/16/2015	128	136		4.70%, 01/15/2017	128	137
5.45%, 04/10/2017	400	453		5.13%, 09/15/2020	89	93
10.38%, 11/01/2018	218	299		Exelon Corp
Nomura Holdings Inc				4.90%, 06/15/2015	38	40
4.13%, 01/19/2016	154	162		Exelon Generation Co LLC
6.70%, 03/04/2020	129	148		5.20%, 10/01/2019	102	112
ORIX Corp				6.25%, 10/01/2039	344	354
4.71%, 04/27/2015	120	126		FirstEnergy Solutions Corp
Private Export Funding Corp				6.80%, 08/15/2039	101	101
3.05%, 10/15/2014	25	26		Florida Power & Light Co
Toyota Motor Credit Corp				5.13%, 06/01/2041	154	167
0.88%, 07/17/2015	300	302		5.63%, 04/01/2034	25	29
1.25%, 10/05/2017	400	394		5.69%, 03/01/2040	48	56
2.05%, 01/12/2017	77	79		Georgia Power Co
2.63%, 01/10/2023	100	93		0.75%, 08/10/2015	300	300
3.20%, 06/17/2015	38	40		3.00%, 04/15/2016	77	80
3.30%, 01/12/2022	77	77		4.25%, 12/01/2019	77	85
		$18,369		4.30%, 03/15/2042	228	205
				Great Plains Energy Inc
Electric - 1.46%				4.85%, 06/01/2021	77	82
Ameren Illinois Co				Hydro-Quebec
2.70%, 09/01/2022	300	285		1.38%, 06/19/2017	300	300
Appalachian Power Co				8.05%, 07/07/2024	102	139
6.70%, 08/15/2037	77	90		Iberdrola International BV
7.00%, 04/01/2038	20	24		6.75%, 07/15/2036	128	136
Arizona Public Service Co				LG&E and KU Energy LLC
4.50%, 04/01/2042	77	73		3.75%, 11/15/2020	77	78
Baltimore Gas & Electric Co				Louisville Gas & Electric Co
5.90%, 10/01/2016	69	78		5.13%, 11/15/2040	51	55
Commonwealth Edison Co				MidAmerican Energy Holdings Co
4.00%, 08/01/2020	10	11		6.13%, 04/01/2036	156	175
5.80%, 03/15/2018	212	247		Mississippi Power Co
Consolidated Edison Co of New York Inc				4.25%, 03/15/2042	100	88
4.20%, 03/15/2042	128	119		Nevada Power Co
5.85%, 03/15/2036	51	59		5.45%, 05/15/2041	150	165
6.65%, 04/01/2019	51	62		6.50%, 05/15/2018	77	92
6.75%, 04/01/2038	125	160		7.13%, 03/15/2019	12	15
Constellation Energy Group Inc				NextEra Energy Capital Holdings Inc
4.55%, 06/15/2015	15	16		1.20%, 06/01/2015	280	281
Consumers Energy Co				2.60%, 09/01/2015	1,000	1,030
3.95%, 05/15/2043	300	270		4.50%, 06/01/2021	51	54
5.50%, 08/15/2016	73	82		Nisource Finance Corp
Dominion Resources Inc/VA				5.25%, 09/15/2017	70	78
4.90%, 08/01/2041	77	76		5.95%, 06/15/2041	25	26
5.15%, 07/15/2015	51	55		6.40%, 03/15/2018	215	249
8.88%, 01/15/2019	400	518		Northern States Power Co/MN
DTE Electric Co				5.25%, 03/01/2018	41	47
3.45%, 10/01/2020	5	5		5.35%, 11/01/2039	82	92
Duke Energy Carolinas LLC				Ohio Edison Co
4.00%, 09/30/2042	100	90		8.25%, 10/15/2038	119	169
5.30%, 10/01/2015	154	168		Ohio Power Co
5.30%, 02/15/2040	12	13		6.00%, 06/01/2016	81	91
Duke Energy Corp				Oncor Electric Delivery Co LLC
3.35%, 04/01/2015	215	223		5.25%, 09/30/2040	51	53
Duke Energy Florida Inc				6.80%, 09/01/2018	174	208
0.65%, 11/15/2015	300	300		Pacific Gas & Electric Co
4.55%, 04/01/2020	77	85		3.50%, 10/01/2020	25	25
5.65%, 06/15/2018	128	149		4.45%, 04/15/2042	102	92
5.65%, 04/01/2040	25	28		5.40%, 01/15/2040	128	132
6.40%, 06/15/2038	66	80		6.05%, 03/01/2034	452	503
Duke Energy Indiana Inc				PacifiCorp
3.75%, 07/15/2020	37	39		5.65%, 07/15/2018	70	82
4.20%, 03/15/2042	128	119		5.75%, 04/01/2037	400	460
6.12%, 10/15/2035	77	83		6.25%, 10/15/2037	92	111
6.45%, 04/01/2039	300	369

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000's)
Electric (continued)				Electronics (continued)
Peco Energy Co				Jabil Circuit Inc
2.38%, 09/15/2022	$100	$93		4.70%, 09/15/2022	$100	$96
4.80%, 10/15/2043	250	255		Koninklijke Philips NV
PPL Capital Funding Inc				5.00%, 03/15/2042	128	126
3.40%, 06/01/2023	300	280		5.75%, 03/11/2018	10	11
4.70%, 06/01/2043	100	89		Thermo Fisher Scientific Inc
PPL Electric Utilities Corp				3.20%, 05/01/2015	200	207
2.50%, 09/01/2022	200	187		4.70%, 05/01/2020	51	54
4.75%, 07/15/2043	300	306				$1,051
PPL Energy Supply LLC
5.70%, 10/15/2035	46	49		Engineering & Construction - 0.01%
Progress Energy Inc				ABB Finance USA Inc
3.15%, 04/01/2022	128	122		2.88%, 05/08/2022	100	97
7.75%, 03/01/2031	136	174
PSEG Power LLC				Entertainment - 0.02%
2.75%, 09/15/2016	77	80		International Game Technology
Public Service Co of Colorado				5.35%, 10/15/2023	200	204
3.95%, 03/15/2043	100	90
4.75%, 08/15/2041	550	566
Public Service Co of New Mexico				Environmental Control - 0.11%
7.95%, 05/15/2018	154	185		Republic Services Inc
Public Service Electric & Gas Co				4.75%, 05/15/2023	51	54
3.50%, 08/15/2020	73	77		5.25%, 11/15/2021	200	219
3.65%, 09/01/2042	200	172		5.50%, 09/15/2019	104	118
Puget Sound Energy Inc				6.20%, 03/01/2040	59	67
4.43%, 11/15/2041	77	74		Waste Management Inc
5.80%, 03/15/2040	51	59		6.38%, 03/11/2015	77	83
San Diego Gas & Electric Co				7.00%, 07/15/2028	515	633
5.35%, 05/15/2040	84	95		7.38%, 03/11/2019	77	93
South Carolina Electric & Gas Co						$1,267
5.45%, 02/01/2041	77	84		Federal & Federally Sponsored Credit - 0.09%
Southern California Edison Co				Federal Farm Credit Banks
4.05%, 03/15/2042	318	289		0.50%, 06/23/2015	500	502
5.50%, 03/15/2040	102	115		0.54%, 11/07/2016	200	198
5.95%, 02/01/2038	117	137		0.73%, 08/15/2016	100	100
Southern Power Co				1.50%, 11/16/2015	257	263
5.25%, 07/15/2043	200	199				$1,063
Southwestern Electric Power Co
6.20%, 03/15/2040	51	57		Finance - Mortgage Loan/Banker - 4.13%
6.45%, 01/15/2019	25	29		Fannie Mae
TransAlta Corp				0.00%, 06/01/2017(d)	154	146
6.50%, 03/15/2040	25	24		0.00%, 10/09/2019(d)	190	161
Union Electric Co				0.38%, 03/16/2015	257	257
6.40%, 06/15/2017	77	90		0.50%, 05/27/2015	500	501
Virginia Electric and Power Co				0.50%, 11/27/2015	500	500
2.75%, 03/15/2023	500	474		0.50%, 03/28/2016	350	349
4.65%, 08/15/2043	250	248		0.50%, 03/30/2016	525	524
6.00%, 05/15/2037	77	91		0.50%, 04/29/2016	415	413
8.88%, 11/15/2038	10	15		0.52%, 05/27/2016	500	498
Westar Energy Inc				0.55%, 02/27/2015	450	451
5.10%, 07/15/2020	167	188		0.57%, 04/18/2016	500	498
Xcel Energy Inc				0.63%, 10/30/2014	385	387
0.75%, 05/09/2016	500	496		0.75%, 12/19/2014	257	259
4.80%, 09/15/2041	100	98		0.88%, 08/28/2017	500	495
		$16,604		0.88%, 12/20/2017	800	786
				0.88%, 02/08/2018	1,000	978
Electrical Components & Equipment - 0.01%				0.88%, 05/21/2018	1,000	972
Emerson Electric Co				0.95%, 08/23/2017	700	692
2.63%, 02/15/2023	100	95		1.00%, 12/28/2017	500	490
4.88%, 10/15/2019	25	28		1.00%, 04/30/2018	575	560
		$123		1.01%, 02/14/2018	300	292
Electronics - 0.09%				1.05%, 08/26/2016	350	351
Agilent Technologies Inc				1.07%, 09/27/2017	300	297
6.50%, 11/01/2017	265	310		1.13%, 04/27/2017	500	502
Honeywell International Inc				1.13%, 03/28/2018	200	196
5.30%, 03/01/2018	128	146		1.15%, 02/28/2018	400	393
5.38%, 03/01/2041	77	87		1.25%, 09/28/2016	321	326
5.70%, 03/15/2037	12	14		1.25%, 01/30/2017	1,192	1,205
				1.38%, 11/15/2016	257	261
				1.55%, 10/29/2019	250	241

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Finance - Mortgage Loan/Banker (continued)				Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)				Freddie Mac (continued)
1.63%, 10/26/2015	$2,007	$2,056		5.13%, 11/17/2017	$180		$208
2.38%, 07/28/2015	102	106		5.25%, 04/18/2016	180		201
2.38%, 04/11/2016	180	188		5.50%, 07/18/2016	321		364
2.50%, 02/22/2023	500	461		5.50%, 08/23/2017	231		269
2.63%, 11/20/2014	628	646		6.25%, 07/15/2032	231		301
3.00%, 09/16/2014	462	475		6.75%, 03/15/2031	77		104
4.38%, 10/15/2015	102	110					$46,868
4.63%, 10/15/2014	38	40
5.00%, 03/15/2016	321	355		Food- 0.57%
5.00%, 02/13/2017	64	73		Campbell Soup Co
5.00%, 05/11/2017	64	73		3.05%, 07/15/2017	128		134
5.25%, 09/15/2016	701	794		4.25%, 04/15/2021	51		53
5.38%, 06/12/2017	321	370		ConAgra Foods Inc
5.63%, 07/15/2037	200	243		1.30%, 01/25/2016	200		200
6.00%, 04/18/2036	51	56		2.10%, 03/15/2018	200		198
6.63%, 11/15/2030	602	805		3.25%, 09/15/2022	100		96
7.13%, 01/15/2030	199	276		4.65%, 01/25/2043	100		91
7.25%, 05/15/2030	780	1,097		Delhaize Group SA
Federal Home Loan Banks				5.70%, 10/01/2040	102		100
0.25%, 01/16/2015	500	500		General Mills Inc
0.38%, 07/30/2015	205	205		3.15%, 12/15/2021	77		76
0.45%, 12/28/2015	200	199		5.65%, 02/15/2019	75		87
0.50%, 11/20/2015	500	500		5.70%, 02/15/2017	500		567
1.00%, 06/21/2017	500	500		Kellogg Co
1.13%, 06/26/2017	230	230		1.75%, 05/17/2017	1,000		1,004
1.25%, 02/28/2018	260	256		4.00%, 12/15/2020	177		187
1.63%, 06/14/2019	500	492		Kraft Foods Group Inc
2.75%, 12/12/2014	1,795	1,850		1.63%, 06/04/2015	300		305
2.75%, 03/13/2015	180	186		3.50%, 06/06/2022	300		296
2.88%, 06/12/2015	295	308		5.00%, 06/04/2042	200		198
4.50%, 02/18/2015	255	270		5.38%, 02/10/2020	95		108
4.75%, 12/16/2016	60	67		6.50%, 02/09/2040	75		88
4.88%, 05/17/2017	320	364		6.88%, 01/26/2039	161		197
5.00%, 11/17/2017	690	795		Kroger Co/The
5.38%, 05/18/2016	575	647		3.40%, 04/15/2022	154		150
5.38%, 09/30/2022	500	587		4.95%, 01/15/2015	77		81
5.50%, 07/15/2036	180	213		5.15%, 08/01/2043	300		294
5.63%, 06/11/2021	150	180		5.40%, 07/15/2040	25		25
Freddie Mac				6.15%, 01/15/2020	12		14
0.42%, 09/18/2015	750	750		6.40%, 08/15/2017	18		21
0.50%, 11/27/2015	750	749		7.50%, 04/01/2031	400		492
0.50%, 01/28/2016	350	349		Mondelez International Inc
0.50%, 05/13/2016	1,000	997		4.13%, 02/09/2016	115		123
0.63%, 12/29/2014	757	761		5.38%, 02/10/2020	188		212
0.75%, 01/12/2018	500	487		6.50%, 08/11/2017	257		299
0.88%, 03/07/2018	500	488		6.50%, 02/09/2040	200		235
1.00%, 03/08/2017	1,500	1,505		Safeway Inc
1.20%, 03/06/2017	205	206		3.40%, 12/01/2016	113		117
1.20%, 06/12/2018	640	626		3.95%, 08/15/2020	32		31
1.25%, 05/12/2017	257	259		Unilever Capital Corp
1.25%, 08/01/2019	500	480		2.20%, 03/06/2019	250		252
1.25%, 10/02/2019	500	478		5.90%, 11/15/2032	100		123
1.40%, 08/22/2019	500	473					$6,454
1.75%, 09/10/2015	564	579		Forest Products & Paper - 0.10%
2.00%, 08/25/2016	500	518		Georgia-Pacific LLC
2.25%, 03/13/2020	350	347		7.75%, 11/15/2029	51		65
2.38%, 01/13/2022	757	737		8.00%, 01/15/2024	228		293
2.50%, 05/27/2016	180	189		International Paper Co
2.88%, 02/09/2015	878	909		7.30%, 11/15/2039	25		31
3.00%, 01/18/2028	205	179		7.50%, 08/15/2021	136		167
3.75%, 03/27/2019	1,052	1,158		7.95%, 06/15/2018	300		372
4.38%, 07/17/2015	51	55		9.38%, 05/15/2019	61		80
4.50%, 01/15/2015	64	68		MeadWestvaco Corp
4.75%, 11/17/2015	564	615		7.38%, 09/01/2019	100		117
4.75%, 01/19/2016	231	253		Plum Creek Timberlands LP
4.88%, 06/13/2018	212	244		4.70%, 03/15/2021	51		53
5.00%, 02/16/2017	102	116					$1,178
5.00%, 04/18/2017	257	292

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Gas- 0.04%				Healthcare - Services (continued)
Atmos Energy Corp				WellPoint Inc (continued)
4.95%, 10/15/2014	$51	$53		5.25%, 01/15/2016	$33	$36
CenterPoint Energy Inc						$3,412
6.50%, 05/01/2018	77	91
National Grid PLC				Home Furnishings - 0.01%
6.30%, 08/01/2016	41	47		Whirlpool Corp
Sempra Energy				4.85%, 06/15/2021	77	82
6.00%, 10/15/2039	112	123
6.15%, 06/15/2018	120	140		Insurance - 0.99%
		$454		Aegon NV
				4.63%, 12/01/2015	23	25
Hand & Machine Tools - 0.02%				Aflac Inc
Stanley Black & Decker Inc				3.45%, 08/15/2015	220	231
2.90%, 11/01/2022	200	188		6.45%, 08/15/2040	132	157
				8.50%, 05/15/2019	12	15
Healthcare - Products - 0.24%				Allstate Corp/The
Baxter International Inc				5.55%, 05/09/2035	200	222
1.85%, 06/15/2018	500	500		American International Group Inc
2.40%, 08/15/2022	250	232		3.00%, 03/20/2015	128	132
4.25%, 03/15/2020	51	55		4.88%, 06/01/2022	250	268
5.90%, 09/01/2016	18	20		5.60%, 10/18/2016	77	86
Becton Dickinson and Co				5.85%, 01/16/2018	154	175
5.00%, 11/12/2040	51	53		6.25%, 05/01/2036	300	343
Boston Scientific Corp				6.40%, 12/15/2020	228	269
4.13%, 10/01/2023	350	348		8.25%, 08/15/2018	313	390
6.00%, 01/15/2020	51	58		Aon Corp
6.25%, 11/15/2015	51	56		5.00%, 09/30/2020	128	141
7.38%, 01/15/2040	51	63		Aon PLC
Covidien International Finance SA				4.45%, 05/24/2043	300	267
6.00%, 10/15/2017	123	142		AXA SA
Medtronic Inc				8.60%, 12/15/2030	38	46
2.75%, 04/01/2023	200	188		Berkshire Hathaway Finance Corp
3.00%, 03/15/2015	128	133		1.30%, 05/15/2018	300	293
4.45%, 03/15/2020	102	112		2.00%, 08/15/2018	500	501
St Jude Medical Inc				4.25%, 01/15/2021	102	109
3.25%, 04/15/2023	600	570		4.30%, 05/15/2043	300	272
Stryker Corp				5.75%, 01/15/2040	115	127
4.10%, 04/01/2043	200	180		Berkshire Hathaway Inc
4.38%, 01/15/2020	25	27		1.90%, 01/31/2017	128	130
		$2,737		3.20%, 02/11/2015	178	185
				3.40%, 01/31/2022	205	206
Healthcare - Services - 0.30%				Chubb Corp/The
Aetna Inc				6.50%, 05/15/2038	10	12
1.50%, 11/15/2017	100	98		CNA Financial Corp
4.13%, 06/01/2021	102	107		5.75%, 08/15/2021	77	87
4.13%, 11/15/2042	100	87		Fidelity National Financial Inc
6.63%, 06/15/2036	105	126		6.60%, 05/15/2017	51	57
6.75%, 12/15/2037	112	137		Genworth Holdings Inc
Cigna Corp				4.90%, 08/15/2023	500	502
2.75%, 11/15/2016	128	133		7.70%, 06/15/2020	25	29
5.38%, 02/15/2042	128	134		Hartford Financial Services Group Inc
Coventry Health Care Inc				5.38%, 03/15/2017	177	195
5.45%, 06/15/2021	500	555		6.63%, 03/30/2040	25	30
Howard Hughes Medical Institute				ING US Inc
3.50%, 09/01/2023	400	399		5.50%, 07/15/2022	350	377
Quest Diagnostics Inc				5.70%, 07/15/2043(c)	300	298
4.70%, 04/01/2021	102	108		Lincoln National Corp
4.75%, 01/30/2020	3	3		7.00%, 06/15/2040	47	59
5.45%, 11/01/2015	18	20		8.75%, 07/01/2019	141	183
UnitedHealth Group Inc				Loews Corp
0.85%, 10/15/2015	160	160		2.63%, 05/15/2023	200	183
1.40%, 10/15/2017	400	395		4.13%, 05/15/2043	200	172
2.88%, 03/15/2022	180	171		Markel Corp
4.70%, 02/15/2021	90	98		5.00%, 03/30/2043	200	186
6.50%, 06/15/2037	77	93		Marsh & McLennan Cos Inc
6.88%, 02/15/2038	141	177		5.75%, 09/15/2015	10	11
WellPoint Inc				MetLife Inc
3.30%, 01/15/2023	300	283		4.37%, 09/15/2023(a)	200	209
4.65%, 01/15/2043	100	92		5.70%, 06/15/2035	164	182

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining - 0.04%
MetLife Inc (continued)				Caterpillar Inc
6.40%, 12/15/2066(a)	$38	$38		3.80%, 08/15/2042	$105		$90
6.75%, 06/01/2016	257	294		6.05%, 08/15/2036	332		380
7.72%, 02/15/2019	225	282					$470
PartnerRe Finance B LLC
5.50%, 06/01/2020	25	27		Machinery - Diversified - 0.04%
Progressive Corp/The				Deere & Co
3.75%, 08/23/2021	277	286		4.38%, 10/16/2019	56		62
Protective Life Corp				Rockwell Automation Inc
8.45%, 10/15/2039	51	64		6.25%, 12/01/2037	51		61
Prudential Financial Inc				Roper Industries Inc
3.00%, 05/12/2016	600	627		1.85%, 11/15/2017	300		299
3.88%, 01/14/2015	180	187					$422
4.50%, 11/16/2021	128	137		Media- 1.00%
4.75%, 09/17/2015	51	55		CBS Corp
5.70%, 12/14/2036	25	27		1.95%, 07/01/2017	200		201
5.80%, 11/16/2041	51	56		4.85%, 07/01/2042	200		179
5.88%, 09/15/2042(a)	100	98		5.75%, 04/15/2020	65		73
6.00%, 12/01/2017	77	89		7.88%, 07/30/2030	178		216
6.63%, 12/01/2037	126	151		Comcast Corp
7.38%, 06/15/2019	350	433		2.85%, 01/15/2023	100		95
Reinsurance Group of America Inc				4.25%, 01/15/2033	100		94
4.70%, 09/15/2023	200	205		4.65%, 07/15/2042	100		95
Travelers Cos Inc/The				5.15%, 03/01/2020	274		310
5.90%, 06/02/2019	350	417		5.90%, 03/15/2016	128		143
6.25%, 06/15/2037	12	15		6.30%, 11/15/2017	128		151
6.75%, 06/20/2036	51	66		6.40%, 03/01/2040	449		537
Unum Group				6.45%, 03/15/2037	60		72
7.13%, 09/30/2016	77	88		6.95%, 08/15/2037	274		345
Validus Holdings Ltd				COX Communications Inc
8.88%, 01/26/2040	51	64		5.45%, 12/15/2014	82		87
Willis Group Holdings PLC				5.50%, 10/01/2015	25		27
4.13%, 03/15/2016	128	134		DIRECTV Holdings LLC / DIRECTV
WR Berkley Corp				Financing Co Inc
6.25%, 02/15/2037	29	32		1.75%, 01/15/2018	600		578
		$11,234		2.40%, 03/15/2017	200		201
Internet - 0.08%				3.55%, 03/15/2015	199		206
Amazon.com Inc				3.80%, 03/15/2022	102		95
0.65%, 11/27/2015	200	200		4.60%, 02/15/2021	171		172
1.20%, 11/29/2017	100	98		5.88%, 10/01/2019	56		63
2.50%, 11/29/2022	100	91		6.00%, 08/15/2040	163		155
eBay Inc				Discovery Communications LLC
1.63%, 10/15/2015	51	52		3.25%, 04/01/2023	200		188
2.60%, 07/15/2022	100	93		3.70%, 06/01/2015	32		33
4.00%, 07/15/2042	100	84		5.05%, 06/01/2020	51		56
Expedia Inc				5.63%, 08/15/2019	51		58
7.46%, 08/15/2018	128	149		6.35%, 06/01/2040	43		47
Google Inc				Historic TW Inc
2.13%, 05/19/2016	51	53		6.88%, 06/15/2018	25		30
3.63%, 05/19/2021	51	53		NBCUniversal Media LLC
		$873		3.65%, 04/30/2015	129		135
				4.38%, 04/01/2021	151		163
Iron & Steel - 0.12%				5.15%, 04/30/2020	75		85
Allegheny Technologies Inc				5.95%, 04/01/2041	100		113
5.88%, 08/15/2023	350	354		6.40%, 04/30/2040	251		297
Cliffs Natural Resources Inc				News America Inc
4.88%, 04/01/2021	128	121		4.50%, 02/15/2021	200		212
Nucor Corp				5.65%, 08/15/2020	51		58
5.75%, 12/01/2017	12	14		6.15%, 02/15/2041	77		85
Vale Overseas Ltd				6.20%, 12/15/2034	54		58
5.63%, 09/15/2019	46	50		6.40%, 12/15/2035	128		141
6.25%, 01/23/2017	351	393		6.90%, 03/01/2019	154		185
6.88%, 11/21/2036	367	372		Reed Elsevier Capital Inc
8.25%, 01/17/2034	38	44		3.13%, 10/15/2022	125		116
		$1,348		Thomson Reuters Corp
				0.88%, 05/23/2016	300		298
Lodging - 0.03%				4.50%, 05/23/2043	300		259
Wyndham Worldwide Corp				5.70%, 10/01/2014	23		24
3.90%, 03/01/2023	300	285		5.85%, 04/15/2040	25		26

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Mining (continued)
Time Warner Cable Inc				Freeport-McMoRan Copper & Gold Inc
3.50%, 02/01/2015	$25	$26		(continued)
4.00%, 09/01/2021	180	168		3.55%, 03/01/2022	$302		$278
5.50%, 09/01/2041	300	246		3.88%, 03/15/2023(c)	1,000		922
5.85%, 05/01/2017	51	55		Newmont Mining Corp
6.55%, 05/01/2037	51	47		3.50%, 03/15/2022	102		89
6.75%, 07/01/2018	51	57		5.13%, 10/01/2019	51		54
6.75%, 06/15/2039	77	72		6.25%, 10/01/2039	118		109
7.30%, 07/01/2038	300	298		Rio Tinto Alcan Inc
8.25%, 04/01/2019	154	178		5.75%, 06/01/2035	650		685
8.75%, 02/14/2019	48	56		6.13%, 12/15/2033	77		87
Time Warner Entertainment Co LP				Rio Tinto Finance USA Ltd
8.38%, 07/15/2033	95	104		2.25%, 09/20/2016	200		205
Time Warner Inc				3.75%, 09/20/2021	128		126
3.15%, 07/15/2015	79	82		6.50%, 07/15/2018	203		239
4.00%, 01/15/2022	180	182		7.13%, 07/15/2028	12		15
4.70%, 01/15/2021	81	87		9.00%, 05/01/2019	83		108
4.88%, 03/15/2020	42	46		Rio Tinto Finance USA PLC
5.38%, 10/15/2041	128	128		4.75%, 03/22/2042	328		304
5.88%, 11/15/2016	180	204		Southern Copper Corp
6.10%, 07/15/2040	43	46		5.38%, 04/16/2020	25		27
6.20%, 03/15/2040	51	56		6.75%, 04/16/2040	108		105
6.50%, 11/15/2036	20	22		Teck Resources Ltd
7.63%, 04/15/2031	295	367		2.50%, 02/01/2018	300		297
Viacom Inc				3.00%, 03/01/2019	102		101
2.50%, 12/15/2016	102	104		4.50%, 01/15/2021	200		198
3.25%, 03/15/2023	750	694		6.25%, 07/15/2041	154		149
3.88%, 12/15/2021	128	127					$5,845
4.25%, 09/15/2015	22	23
4.38%, 03/15/2043	100	81		Miscellaneous Manufacturing - 0.19%
6.88%, 04/30/2036	166	185		3M Co
Walt Disney Co/The				1.38%, 09/29/2016	128		130
0.45%, 12/01/2015	250	249		5.70%, 03/15/2037	38		44
0.88%, 12/01/2014	200	201		Danaher Corp
1.10%, 12/01/2017	100	98		5.63%, 01/15/2018	128		148
1.35%, 08/16/2016	51	52		Dover Corp
2.75%, 08/16/2021	102	100		5.38%, 03/01/2041	77		85
3.70%, 12/01/2042	100	86		Eaton Corp
				0.95%, 11/02/2015(c)	200		200
7.00%, 03/01/2032	51	67		1.50%, 11/02/2017(c)	100		99
		$11,356		2.75%, 11/02/2022(c)	100		93
Metal Fabrication & Hardware - 0.06%				4.00%, 11/02/2032(c)	100		92
Precision Castparts Corp				4.15%, 11/02/2042(c)	50		44
0.70%, 12/20/2015	200	200		GE Capital Trust I
1.25%, 01/15/2018	200	195		6.38%, 11/15/2067	15		16
2.50%, 01/15/2023	100	92		General Electric Co
3.90%, 01/15/2043	175	155		0.85%, 10/09/2015	100		100
		$642		2.70%, 10/09/2022	300		283
				4.13%, 10/09/2042	300		275
Mining - 0.52%				5.25%, 12/06/2017	300		342
Alcoa Inc				Parker Hannifin Corp
5.40%, 04/15/2021	51	50		3.50%, 09/15/2022	77		77
5.90%, 02/01/2027	51	49		Textron Inc
6.15%, 08/15/2020	12	13		6.20%, 03/15/2015	9		10
6.50%, 06/15/2018	167	180		Tyco Electronics Group SA
Barrick Gold Corp				6.55%, 10/01/2017	112		129
2.90%, 05/30/2016	177	179		7.13%, 10/01/2037	14		17
4.10%, 05/01/2023(c)	150	132
6.95%, 04/01/2019	200	228					$2,184
Barrick PD Australia Finance Pty Ltd				Mortgage Backed Securities - 1.56%
4.95%, 01/15/2020	60	60		Banc of America Commercial Mortgage Trust
5.95%, 10/15/2039	90	78		2006-3
BHP Billiton Finance USA Ltd				5.89%, 07/10/2044	15		17
1.13%, 11/21/2014	77	78		Banc of America Commercial Mortgage Trust
1.63%, 02/24/2017	128	129		2006-5
3.25%, 11/21/2021	128	127		5.41%, 09/10/2047(a)	514		564
4.13%, 02/24/2042	128	115		Banc of America Commercial Mortgage Trust
6.50%, 04/01/2019	23	28		2007-2
Freeport-McMoRan Copper & Gold Inc				5.63%, 04/10/2049	11		11
1.40%, 02/13/2015	300	301

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2008-1				Securities Trust 2006-CIBC17
6.40%, 02/10/2051(a)	$41	$47		5.43%, 12/12/2043	$305	$333
Banc of America Merrill Lynch Commercial				JP Morgan Chase Commercial Mortgage
Mortgage Inc				Securities Trust 2006-LDP7
5.36%, 09/10/2047(a)	129	138		6.06%, 04/15/2045(a)	257	283
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2005-PWR10				Securities Trust 2006-LDP8
5.41%, 12/11/2040	125	133		5.44%, 05/15/2045(a)	17	18
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR12				Securities Trust 2006-LDP9
5.86%, 09/11/2038(a)	99	109		5.34%, 05/15/2047	342	376
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR13				Securities Trust 2007-LDP10
5.54%, 09/11/2041	129	141		5.42%, 01/15/2049	154	170
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR14				Securities Trust 2011-C5
5.20%, 12/11/2038	500	549		4.17%, 08/15/2046	257	271
Bear Stearns Commercial Mortgage Securities				LB Commercial Mortgage Trust 2007-C3
Trust 2006-TOP24				6.08%, 07/15/2044(a)	63	71
5.54%, 10/12/2041	194	214		LB-UBS Commercial Mortgage Trust 2005-
CD 2006-CD3 Mortgage Trust				C3
5.62%, 10/15/2048	82	90		4.79%, 07/15/2040(a)	257	269
CD 2007-CD4 Commercial Mortgage Trust				4.84%, 07/15/2040	180	187
5.29%, 12/11/2049(a)	500	511		LB-UBS Commercial Mortgage Trust 2005-
COMM 2007-C9 Mortgage Trust				C5
5.99%, 12/10/2049(a)	129	146		5.02%, 09/15/2040	142	151
COMM 2013-LC6 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2005-
2.94%, 01/10/2046	500	474		C7
Commercial Mortgage Loan Trust 2008-LS1				5.20%, 11/15/2030	629	669
6.21%, 12/10/2049(a)	89	100		LB-UBS Commercial Mortgage Trust 2006-
Commercial Mortgage Pass Through				C3
Certificates				5.66%, 03/15/2039	129	140
2.82%, 11/15/2045(a)	500	472		LB-UBS Commercial Mortgage Trust 2007-
Commercial Mortgage Trust 2007-GG11				C2
5.74%, 12/10/2049	386	433		5.43%, 02/15/2040	1,079	1,187
Commercial Mortgage Trust 2007-GG9				LB-UBS Commercial Mortgage Trust 2007-
5.44%, 03/10/2039(a)	217	240		C6
Credit Suisse Commercial Mortgage Trust				5.86%, 07/15/2040(a)	44	48
Series 2006-C4				Merrill Lynch Mortgage Trust 2005-CKI1
5.47%, 09/15/2039	477	521		5.46%, 11/12/2037(a)	538	574
Credit Suisse Commercial Mortgage Trust				Merrill Lynch Mortgage Trust 2006-C2
Series 2007-C4				5.74%, 08/12/2043	792	870
5.95%, 09/15/2039(a)	96	103		Merrill Lynch Mortgage Trust 2007-C1
Credit Suisse First Boston Mortgage Securities				6.04%, 06/12/2050(a)	77	87
Corp				Morgan Stanley Capital I Trust 2006-HQ8
4.83%, 11/15/2037	206	213		5.60%, 03/12/2044(a)	257	276
5.01%, 02/15/2038	244	252		Morgan Stanley Capital I Trust 2007-HQ12
GE Capital Commercial Mortgage Corp				5.76%, 04/12/2049(a)	135	135
5.49%, 11/10/2045(a)	26	28		5.76%, 04/12/2049(a)	278	301
GMAC Commercial Mortgage Securities Inc				Morgan Stanley Capital I Trust 2007-IQ13
Series 2006-C1 Trust				5.36%, 03/15/2044(a)	100	111
5.24%, 11/10/2045	800	847		Morgan Stanley Capital I Trust 2007-IQ16
GS Mortgage Securities Corp II Series 2005-				5.81%, 12/12/2049	500	563
GG4				Morgan Stanley Capital I Trust 2007-TOP25
4.76%, 07/10/2039(a)	1,000	1,045		5.51%, 11/12/2049	257	286
GS Mortgage Securities Trust 2007-GG10				UBS Commercial Mortgage Trust 2012-C1
5.99%, 08/10/2045(a)	50	51		3.40%, 05/10/2045(a)	500	495
5.99%, 08/10/2045(a)	514	571		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2005-C22
Securities Corp				5.47%, 12/15/2044(a)	129	138
4.88%, 01/15/2042	136	141		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2006-C23
Securities Trust 2005-LDP2				5.42%, 01/15/2045	193	210
4.74%, 07/15/2042	90	94		Wachovia Bank Commercial Mortgage Trust
4.78%, 07/15/2042	77	81		Series 2006-C27
JP Morgan Chase Commercial Mortgage				5.80%, 07/15/2045	287	314
Securities Trust 2005-LDP5
5.41%, 12/15/2044(a)	700	757

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust				Ecopetrol SA
Series 2007-C34				4.25%, 09/18/2018	$250	$257
5.68%, 05/15/2046(a)	$90	$101		5.88%, 09/18/2023	250	260
		$17,727		Encana Corp
				3.90%, 11/15/2021	200	200
Office & Business Equipment - 0.04%				5.90%, 12/01/2017	25	29
Pitney Bowes Inc				6.50%, 02/01/2038	66	72
5.75%, 09/15/2017	177	195		Ensco PLC
Xerox Corp				3.25%, 03/15/2016	51	53
2.95%, 03/15/2017	154	158		4.70%, 03/15/2021	200	212
4.25%, 02/15/2015	48	50		EOG Resources Inc
4.50%, 05/15/2021	51	53		2.63%, 03/15/2023	200	184
5.63%, 12/15/2019	21	23		4.40%, 06/01/2020	51	55
		$479		EQT Corp
Oil & Gas - 2.00%				6.50%, 04/01/2018	127	144
Alberta Energy Co Ltd				Hess Corp
7.38%, 11/01/2031	77	90		5.60%, 02/15/2041	51	52
Anadarko Finance Co				7.13%, 03/15/2033	200	237
7.50%, 05/01/2031	77	96		7.30%, 08/15/2031	38	46
Anadarko Petroleum Corp				8.13%, 02/15/2019	25	31
5.95%, 09/15/2016	178	200		Husky Energy Inc
6.20%, 03/15/2040	25	28		7.25%, 12/15/2019	550	673
6.38%, 09/15/2017	206	239		Marathon Oil Corp
6.45%, 09/15/2036	225	258		5.90%, 03/15/2018	251	289
Apache Corp				6.60%, 10/01/2037	23	27
3.63%, 02/01/2021	577	591		Marathon Petroleum Corp
4.75%, 04/15/2043	128	121		3.50%, 03/01/2016	77	81
5.10%, 09/01/2040	92	91		5.13%, 03/01/2021	77	83
BP Capital Markets PLC				Nabors Industries Inc
1.85%, 05/05/2017	200	202		2.35%, 09/15/2016(c)	300	303
2.50%, 11/06/2022	200	181		Nexen Inc
3.13%, 10/01/2015	151	158		6.40%, 05/15/2037	57	63
3.20%, 03/11/2016	102	107		7.50%, 07/30/2039	15	18
3.56%, 11/01/2021	200	199		Noble Energy Inc
3.88%, 03/10/2015	415	433		6.00%, 03/01/2041	102	115
4.74%, 03/11/2021	128	139		8.25%, 03/01/2019	400	500
4.75%, 03/10/2019	25	28		Noble Holding International Ltd
Canadian Natural Resources Ltd				2.50%, 03/15/2017	128	129
5.70%, 05/15/2017	516	583		3.45%, 08/01/2015	25	26
6.25%, 03/15/2038	164	183		6.20%, 08/01/2040	25	25
Cenovus Energy Inc				Occidental Petroleum Corp
5.70%, 10/15/2019	152	174		2.70%, 02/15/2023	300	277
6.75%, 11/15/2039	128	152		4.13%, 06/01/2016	77	83
Chevron Corp				PC Financial Partnership
2.36%, 12/05/2022	300	276		5.00%, 11/15/2014	25	26
4.95%, 03/03/2019	400	459		Pemex Project Funding Master Trust
CNOOC Finance 2013 Ltd				5.75%, 03/01/2018	141	156
1.13%, 05/09/2016	150	148		6.63%, 06/15/2035	136	144
1.75%, 05/09/2018	150	145		Petrobras Global Finance BV
3.00%, 05/09/2023	150	135		3.00%, 01/15/2019	200	188
4.25%, 05/09/2043	100	86		4.38%, 05/20/2023	200	183
Conoco Funding Co				5.63%, 05/20/2043	200	167
7.25%, 10/15/2031	200	265		Petrobras International Finance Co
ConocoPhillips				2.88%, 02/06/2015	228	231
4.60%, 01/15/2015	257	270		3.88%, 01/27/2016	377	389
6.00%, 01/15/2020	293	347		5.38%, 01/27/2021	205	206
6.50%, 02/01/2039	169	213		5.75%, 01/20/2020	238	247
ConocoPhillips Canada Funding Co I				5.88%, 03/01/2018	77	82
5.63%, 10/15/2016	77	87		6.75%, 01/27/2041	177	171
ConocoPhillips Holding Co				6.88%, 01/20/2040	25	25
6.95%, 04/15/2029	202	255		7.88%, 03/15/2019	116	134
Devon Energy Corp				Petro-Canada
1.88%, 05/15/2017	102	102		6.80%, 05/15/2038	12	14
5.60%, 07/15/2041	125	128		Petroleos Mexicanos
6.30%, 01/15/2019	154	180		3.50%, 07/18/2018	400	405
7.95%, 04/15/2032	92	120		4.88%, 03/15/2015	205	215
Devon Financing Corp LLC				4.88%, 01/24/2022	385	393
7.88%, 09/30/2031	128	165		5.50%, 01/21/2021	208	223
				5.50%, 06/27/2044	350	318

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Oil & Gas (continued)					Oil & Gas Services (continued)
Petroleos Mexicanos	(continued)				Weatherford International Ltd/Bermuda
8.00%, 05/03/2019		$31	$37		5.13%, 09/15/2020	$51	$53
Phillips 66					6.00%, 03/15/2018	12	14
1.95%, 03/05/2015		200	203		6.75%, 09/15/2040	51	53
2.95%, 05/01/2017		128	132		7.00%, 03/15/2038	400	424
4.30%, 04/01/2022		128	130		9.63%, 03/01/2019	164	207
5.88%, 05/01/2042		128	134				$1,360
Pioneer Natural Resources Co
3.95%, 07/15/2022		100	100		Other Asset Backed Securities - 0.01%
Pride International Inc					CenterPoint Energy Restoration Bond Co
6.88%, 08/15/2020		77	92		LLC
Rowan Cos Inc					3.46%, 08/15/2019	103	110
5.00%, 09/01/2017		23	25
Shell International Finance BV					Pharmaceuticals - 0.98%
1.13%, 08/21/2017		200	199		Abbott Laboratories
2.38%, 08/21/2022		100	92		5.30%, 05/27/2040	200	221
3.10%, 06/28/2015		159	166		AbbVie Inc
3.40%, 08/12/2023		500	494		1.20%, 11/06/2015	300	301
3.63%, 08/21/2042		100	87		1.75%, 11/06/2017	300	298
4.30%, 09/22/2019		651	719		2.00%, 11/06/2018	200	196
4.38%, 03/25/2020		25	28		2.90%, 11/06/2022	200	187
5.50%, 03/25/2040		25	28		4.40%, 11/06/2042	200	181
6.38%, 12/15/2038		43	54		Actavis Inc
Southwestern Energy Co					1.88%, 10/01/2017	200	199
4.10%, 03/15/2022		150	150		3.25%, 10/01/2022	150	141
Statoil ASA					4.63%, 10/01/2042	100	89
1.15%, 05/15/2018		400	389		6.13%, 08/15/2019	12	14
2.65%, 01/15/2024		400	370		AstraZeneca PLC
3.15%, 01/23/2022		102	101		1.95%, 09/18/2019	100	98
3.95%, 05/15/2043		200	177		4.00%, 09/18/2042	100	89
5.10%, 08/17/2040		263	276		5.90%, 09/15/2017	77	90
5.25%, 04/15/2019		23	26		6.45%, 09/15/2037	144	176
Suncor Energy Inc					Bristol-Myers Squibb Co
6.10%, 06/01/2018		128	150		0.88%, 08/01/2017	100	98
6.50%, 06/15/2038		126	147		3.25%, 08/01/2042	100	80
6.85%, 06/01/2039		5	6		5.88%, 11/15/2036	5	6
Talisman Energy Inc					6.80%, 11/15/2026	25	32
5.13%, 05/15/2015		9	10		Cardinal Health Inc
6.25%, 02/01/2038		248	251		1.70%, 03/15/2018	300	293
Total Capital International SA					3.20%, 03/15/2023	200	186
0.75%, 01/25/2016		300	299		4.60%, 03/15/2043	100	91
2.88%, 02/17/2022		128	123		Eli Lilly & Co
Total Capital SA					5.20%, 03/15/2017	164	184
3.00%, 06/24/2015		137	143		7.13%, 06/01/2025	220	287
3.13%, 10/02/2015		200	209		Express Scripts Holding Co
4.25%, 12/15/2021		51	55		3.13%, 05/15/2016	128	134
Transocean Inc					3.90%, 02/15/2022	200	203
5.05%, 12/15/2016		200	219		4.75%, 11/15/2021	77	82
6.00%, 03/15/2018		154	174		6.13%, 11/15/2041	77	88
6.38%, 12/15/2021		77	86		GlaxoSmithKline Capital Inc
6.80%, 03/15/2038		100	106		5.65%, 05/15/2018	202	235
Valero Energy Corp					6.38%, 05/15/2038	332	414
4.50%, 02/01/2015		7	7		GlaxoSmithKline Capital PLC
6.13%, 02/01/2020		138	159		0.75%, 05/08/2015	102	102
6.63%, 06/15/2037		34	37		1.50%, 05/08/2017	100	101
7.50%, 04/15/2032		15	18		2.85%, 05/08/2022	128	123
9.38%, 03/15/2019		128	166		Johnson & Johnson
			$22,649		2.95%, 09/01/2020	128	132
					4.95%, 05/15/2033	201	222
Oil & Gas Services - 0.12%					5.55%, 08/15/2017	128	148
Baker Hughes Inc					McKesson Corp
5.13%, 09/15/2040		281	300
7.50%, 11/15/2018		12	15		3.25%, 03/01/2016	500	527
					Medco Health Solutions Inc
Cameron International Corp					7.13%, 03/15/2018	169	204
6.38%, 07/15/2018		154	181
Halliburton Co					Merck & Co Inc
					0.70%, 05/18/2016	200	200
3.25%, 11/15/2021		51	51		1.10%, 01/31/2018	100	98
4.50%, 11/15/2041		51	49
7.45%, 09/15/2039		10	13		1.30%, 05/18/2018	200	195
					2.25%, 01/15/2016	51	53

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Pharmaceuticals (continued)				Pipelines (continued)
Merck & Co Inc (continued)				Kinder Morgan Energy Partners LP
2.40%, 09/15/2022	$100	$93		(continued)
2.80%, 05/18/2023	200	189		9.00%, 02/01/2019	$77	$99
3.60%, 09/15/2042	100	84		Magellan Midstream Partners LP
4.15%, 05/18/2043	200	185		4.20%, 12/01/2042	200	173
6.55%, 09/15/2037	187	237		ONEOK Partners LP
Merck Sharp & Dohme Corp				5.00%, 09/15/2023	250	257
5.00%, 06/30/2019	154	176		6.13%, 02/01/2041	128	129
Novartis Capital Corp				8.63%, 03/01/2019	20	25
2.90%, 04/24/2015	77	80		Panhandle Eastern Pipe Line Co LP
4.40%, 04/24/2020	77	85		6.20%, 11/01/2017	81	93
Novartis Securities Investment Ltd				Plains All American Pipeline LP / PAA
5.13%, 02/10/2019	564	646		Finance Corp
Pfizer Inc				2.85%, 01/31/2023	200	183
3.00%, 06/15/2023	500	479		3.65%, 06/01/2022	128	126
4.65%, 03/01/2018	51	57		3.95%, 09/15/2015	51	54
5.35%, 03/15/2015	251	268		4.30%, 01/31/2043	200	175
6.20%, 03/15/2019	280	337		5.75%, 01/15/2020	15	17
7.20%, 03/15/2039	151	205		Southern Natural Gas Co LLC
Sanofi				5.90%, 04/01/2017(a),(c)	12	14
1.25%, 04/10/2018	400	390		Southern Natural Gas Co LLC / Southern
2.63%, 03/29/2016	77	80		Natural Issuing Corp
Teva Pharmaceutical Finance Co LLC				4.40%, 06/15/2021	51	53
6.15%, 02/01/2036	51	59		Spectra Energy Capital LLC
Teva Pharmaceutical Finance II BV / Teva				8.00%, 10/01/2019	300	365
Pharmaceutical Finance III LLC				Spectra Energy Partners LP
3.00%, 06/15/2015	228	236		5.95%, 09/25/2043	200	211
Wyeth LLC				Sunoco Logistics Partners Operations LP
5.50%, 02/15/2016	77	86		3.45%, 01/15/2023	200	186
5.95%, 04/01/2037	91	106		4.95%, 01/15/2043	200	178
Zoetis Inc				5.50%, 02/15/2020	46	50
1.15%, 02/01/2016(c)	100	100		Tennessee Gas Pipeline Co LLC
3.25%, 02/01/2023(c)	100	95		7.50%, 04/01/2017	77	91
		$11,071		Texas Eastern Transmission LP
				7.00%, 07/15/2032	100	120
Pipelines - 0.76%				TransCanada PipeLines Ltd
ANR Pipeline Co				0.88%, 03/02/2015	600	602
9.63%, 11/01/2021	600	838		3.80%, 10/01/2020	128	134
Boardwalk Pipelines LP				6.10%, 06/01/2040	25	29
3.38%, 02/01/2023	200	184		6.50%, 08/15/2018	42	50
El Paso Pipeline Partners Operating Co LLC				7.25%, 08/15/2038	51	65
4.70%, 11/01/2042	200	174		7.63%, 01/15/2039	115	152
Enbridge Energy Partners LP				Williams Cos Inc/The
5.20%, 03/15/2020	9	10		7.50%, 01/15/2031	11	12
9.88%, 03/01/2019	87	114		7.88%, 09/01/2021	128	153
Energy Transfer Partners LP				Williams Partners LP
4.90%, 02/01/2024	350	356		3.80%, 02/15/2015	70	73
5.20%, 02/01/2022	102	107		5.25%, 03/15/2020	180	194
5.95%, 10/01/2043	350	347		6.30%, 04/15/2040	43	45
6.50%, 02/01/2042	102	108				$8,594
6.70%, 07/01/2018	23	27
9.00%, 04/15/2019	6	8		Regional Authority - 0.39%
Enterprise Products Operating LLC				Province of British Columbia
1.25%, 08/13/2015	70	70		2.10%, 05/18/2016	1,000	1,037
3.20%, 02/01/2016	51	53		2.65%, 09/22/2021	77	77
4.85%, 08/15/2042	100	94		6.50%, 01/15/2026	18	23
5.20%, 09/01/2020	77	86		Province of Manitoba Canada
6.13%, 10/15/2039	123	136		1.30%, 04/03/2017	280	282
6.45%, 09/01/2040	177	203		2.63%, 07/15/2015	77	80
6.50%, 01/31/2019	161	191		Province of Nova Scotia Canada
6.88%, 03/01/2033	15	18		5.13%, 01/26/2017	41	46
Kinder Morgan Energy Partners LP				Province of Ontario Canada
3.50%, 03/01/2016	180	189		0.95%, 05/26/2015	200	202
3.50%, 09/01/2023	200	186		1.00%, 07/22/2016	350	351
4.15%, 03/01/2022	300	302		2.70%, 06/16/2015	128	133
5.00%, 03/01/2043	100	90		2.95%, 02/05/2015	444	459
6.38%, 03/01/2041	128	139		3.15%, 12/15/2017	200	213
6.50%, 09/01/2039	112	122		4.00%, 10/07/2019	77	84
6.95%, 01/15/2038	112	126		4.40%, 04/14/2020	151	167
7.40%, 03/15/2031	177	208		4.95%, 11/28/2016	180	202

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Regional Authority (continued)					REITS (continued)
Province of Ontario Canada	(continued)				Ventas Realty LP / Ventas Capital Corp
5.45%, 04/27/2016		$302	$337		2.00%, 02/15/2018	$750		$735
Province of Quebec Canada					4.25%, 03/01/2022	128		129
2.75%, 08/25/2021		231	225		Vornado Realty LP
5.13%, 11/14/2016		351	395		4.25%, 04/01/2015	51		53
7.50%, 09/15/2029		64	87		Weyerhaeuser Co
Province of Saskatchewan Canada					7.38%, 03/15/2032	300		365
8.50%, 07/15/2022		6	8					$6,138
			$4,408		Retail - 0.80%
REITS- 0.54%					AutoZone Inc
American Tower Corp					4.00%, 11/15/2020	251		256
4.70%, 03/15/2022		128	124		Costco Wholesale Corp
7.00%, 10/15/2017		32	37		0.65%, 12/07/2015	500		500
AvalonBay Communities Inc					CVS Caremark Corp
2.95%, 09/15/2022		100	92		3.25%, 05/18/2015	18		19
BioMed Realty LP					4.13%, 05/15/2021	500		525
6.13%, 04/15/2020		6	7		5.75%, 06/01/2017	25		29
Boston Properties LP					6.13%, 09/15/2039	79		90
3.85%, 02/01/2023		200	195		6.25%, 06/01/2027	100		119
4.13%, 05/15/2021		77	79		Darden Restaurants Inc
5.63%, 11/15/2020		25	28		6.80%, 10/15/2037(a)	27		29
5.88%, 10/15/2019		750	864		Dollar General Corp
Brandywine Operating Partnership LP					1.88%, 04/15/2018	300		291
3.95%, 02/15/2023		200	189		Gap Inc/The
DDR Corp					5.95%, 04/12/2021	25		28
4.63%, 07/15/2022		200	204		Home Depot Inc/The
Digital Realty Trust LP					3.75%, 02/15/2024	350		354
4.50%, 07/15/2015		55	58		5.40%, 03/01/2016	164		182
Duke Realty LP					5.88%, 12/16/2036	237		270
3.88%, 10/15/2022		100	95		5.95%, 04/01/2041	351		411
7.38%, 02/15/2015		25	27		Kohl's Corp
EPR Properties					4.00%, 11/01/2021	177		178
7.75%, 07/15/2020		63	71		Lowe's Cos Inc
ERP Operating LP					3.80%, 11/15/2021	102		105
4.75%, 07/15/2020		51	55		4.63%, 04/15/2020	77		85
Federal Realty Investment Trust					5.80%, 04/15/2040	77		85
2.75%, 06/01/2023		150	134		6.65%, 09/15/2037	312		377
HCP Inc					Macy's Retail Holdings Inc
3.75%, 02/01/2016		51	54		2.88%, 02/15/2023	300		270
5.38%, 02/01/2021		51	56		4.30%, 02/15/2043	200		169
6.70%, 01/30/2018		15	17		5.90%, 12/01/2016	225		254
Health Care REIT Inc					6.65%, 07/15/2024	25		29
3.75%, 03/15/2023		200	189		6.90%, 04/01/2029	25		29
6.13%, 04/15/2020		115	131		McDonald's Corp
Hospitality Properties Trust					3.50%, 07/15/2020	151		158
5.00%, 08/15/2022		100	100		3.70%, 02/15/2042	128		111
6.70%, 01/15/2018		77	86		4.88%, 07/15/2040	9		9
Host Hotels & Resorts LP					5.35%, 03/01/2018	36		41
6.00%, 10/01/2021		200	218		6.30%, 10/15/2037	262		325
Kimco Realty Corp					Nordstrom Inc
3.13%, 06/01/2023		200	184		4.75%, 05/01/2020	36		40
Liberty Property LP					6.25%, 01/15/2018	12		14
3.38%, 06/15/2023		300	277		QVC Inc
ProLogis LP					4.38%, 03/15/2023	250		232
4.50%, 08/15/2017		200	216		Target Corp
6.88%, 03/15/2020		2	2		4.00%, 07/01/2042	300		267
Realty Income Corp					6.00%, 01/15/2018	149		175
4.65%, 08/01/2023		250	254		6.50%, 10/15/2037	200		246
5.88%, 03/15/2035		51	53		Walgreen Co
Simon Property Group LP					1.00%, 03/13/2015	100		100
2.15%, 09/15/2017		102	104		4.40%, 09/15/2042	100		89
4.13%, 12/01/2021		200	208		5.25%, 01/15/2019	30		34
5.65%, 02/01/2020		47	54		Wal-Mart Stores Inc
5.75%, 12/01/2015		180	197		0.60%, 04/11/2016	200		199
6.75%, 02/01/2040		25	30		2.25%, 07/08/2015	25		26
10.35%, 04/01/2019		90	122		2.55%, 04/11/2023	950		878
UDR Inc					2.80%, 04/15/2016	51		54
5.25%, 01/15/2015		43	45		3.25%, 10/25/2020	51		53
					3.63%, 07/08/2020	51		54

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Retail (continued)				Sovereign (continued)
Wal-Mart Stores Inc (continued)				Colombia Government International Bond
4.13%, 02/01/2019	$102	$112		(continued)
4.25%, 04/15/2021	51	55		8.13%, 05/21/2024	$51	$66
5.25%, 09/01/2035	200	214		11.75%, 02/25/2020	180	260
5.63%, 04/01/2040	38	43		10.38%, 01/28/2033	100	150
5.63%, 04/15/2041	280	315		Export Development Canada
5.80%, 02/15/2018	128	150		2.25%, 05/28/2015	25	26
6.20%, 04/15/2038	25	30		Israel Government AID Bond
6.50%, 08/15/2037	115	143		5.50%, 09/18/2023	25	30
7.55%, 02/15/2030	128	172		5.50%, 04/26/2024	25	30
Yum! Brands Inc				5.50%, 09/18/2033	12	14
6.25%, 03/15/2018	29	34		Israel Government International Bond
6.88%, 11/15/2037	24	28		5.13%, 03/26/2019	147	167
		$9,085		Italy Government International Bond
				3.13%, 01/26/2015	464	475
Semiconductors - 0.11%				5.25%, 09/20/2016	133	143
Intel Corp				5.38%, 06/15/2033	64	65
1.35%, 12/15/2017	300	296		6.88%, 09/27/2023	212	254
3.30%, 10/01/2021	177	176		Japan Bank for International
4.00%, 12/15/2032	200	184		Cooperation/Japan
4.25%, 12/15/2042	200	178		1.13%, 07/19/2017	100	99
4.80%, 10/01/2041	77	74		1.75%, 07/31/2018	650	648
National Semiconductor Corp				2.50%, 01/21/2016	300	312
3.95%, 04/15/2015	90	94		Mexico Government International Bond
Texas Instruments Inc				3.63%, 03/15/2022	300	298
0.45%, 08/03/2015	250	249		4.75%, 03/08/2044	506	458
		$1,251		5.13%, 01/15/2020	600	669
Software - 0.28%				5.63%, 01/15/2017	318	355
Adobe Systems Inc				5.95%, 03/19/2019	78	90
4.75%, 02/01/2020	51	56		6.05%, 01/11/2040	264	289
Fidelity National Information Services Inc				6.63%, 03/03/2015	110	119
2.00%, 04/15/2018	300	292		8.30%, 08/15/2031	238	325
Fiserv Inc				Panama Government International Bond
3.50%, 10/01/2022	100	95		5.20%, 01/30/2020	154	169
Microsoft Corp				6.70%, 01/26/2036	224	256
1.63%, 09/25/2015	300	307		8.88%, 09/30/2027	77	106
3.00%, 10/01/2020	600	611		Peruvian Government International Bond
4.20%, 06/01/2019	115	127		5.63%, 11/18/2050	128	132
4.50%, 10/01/2040	100	96		6.55%, 03/14/2037	26	31
5.30%, 02/08/2041	77	82		7.13%, 03/30/2019	30	36
Oracle Corp				7.35%, 07/21/2025	180	230
2.38%, 01/15/2019	200	201		8.75%, 11/21/2033	192	276
2.50%, 10/15/2022	750	691		Philippine Government International Bond
3.88%, 07/15/2020	77	82		5.00%, 01/13/2037	300	326
5.00%, 07/08/2019	48	54		6.50%, 01/20/2020	200	235
5.25%, 01/15/2016	77	85		8.88%, 03/17/2015	200	221
5.38%, 07/15/2040	186	202		9.38%, 01/18/2017	200	245
5.75%, 04/15/2018	180	210		9.50%, 02/02/2030	400	594
		$3,191		10.63%, 03/16/2025	400	606
				Poland Government International Bond
Sovereign - 1.55%				3.88%, 07/16/2015	77	81
Brazilian Government International Bond				5.00%, 03/23/2022	528	568
2.63%, 01/05/2023	300	263		5.13%, 04/21/2021	51	55
4.88%, 01/22/2021	257	276		6.38%, 07/15/2019	344	401
5.88%, 01/15/2019	102	115		Republic of Korea
7.13%, 01/20/2037	210	247		3.88%, 09/11/2023	250	255
8.00%, 01/15/2018	90	101		South Africa Government International Bond
8.25%, 01/20/2034	151	197		4.67%, 01/17/2024	200	194
8.88%, 10/14/2019	122	159		5.88%, 05/30/2022	200	216
8.88%, 04/15/2024	150	204		Svensk Exportkredit AB
12.75%, 01/15/2020	51	78		1.75%, 05/30/2017	200	204
12.25%, 03/06/2030	341	570		5.13%, 03/01/2017	218	247
11.00%, 08/17/2040	12	14		Tennessee Valley Authority
Canada Government International Bond				4.50%, 04/01/2018	51	57
0.88%, 02/14/2017	255	255		5.25%, 09/15/2039	51	56
Chile Government International Bond				5.38%, 04/01/2056	154	166
3.25%, 09/14/2021	180	178		6.75%, 11/01/2025	102	132
Colombia Government International Bond				Turkey Government International Bond
4.38%, 07/12/2021	100	103		3.25%, 03/23/2023	700	604
6.13%, 01/18/2041	200	218

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Sovereign (continued)				Supranational Bank (continued)
Turkey Government International Bond				International Finance Corp
(continued)				0.88%, 06/15/2018	$300	$291
4.88%, 04/16/2043	$800	$660		1.13%, 11/23/2016	328	330
6.75%, 04/03/2018	500	552		2.25%, 04/11/2016	300	312
7.00%, 09/26/2016	200	223		2.75%, 04/20/2015	200	207
7.25%, 03/15/2015	200	214		Nordic Investment Bank
8.00%, 02/14/2034	400	475		5.00%, 02/01/2017	354	401
Uruguay Government International Bond						$16,328
4.13%, 11/20/2045	100	79
6.88%, 09/28/2025	50	58		Telecommunications - 1.45%
8.00%, 11/18/2022	265	338		America Movil SAB de CV
		$17,618		2.38%, 09/08/2016	357	363
				3.13%, 07/16/2022	100	92
Supranational Bank - 1.44%				5.63%, 11/15/2017	15	17
African Development Bank				6.13%, 03/30/2040	102	107
1.25%, 09/02/2016	257	261		6.38%, 03/01/2035	200	214
Asian Development Bank				AT&T Inc
1.13%, 03/15/2017	428	430		1.60%, 02/15/2017	128	128
1.75%, 09/11/2018	500	504		1.70%, 06/01/2017	1,000	997
2.50%, 03/15/2016	305	319		2.50%, 08/15/2015	244	251
2.63%, 02/09/2015	395	407		3.00%, 02/15/2022	100	94
4.25%, 10/20/2014	51	53		3.88%, 08/15/2021	77	78
5.82%, 06/16/2028	15	18		4.30%, 12/15/2042	201	167
6.38%, 10/01/2028	51	65		4.35%, 06/15/2045	350	289
Corp Andina de Fomento				5.35%, 09/01/2040	198	192
3.75%, 01/15/2016	3	3		5.50%, 02/01/2018	102	116
4.38%, 06/15/2022	22	22		5.55%, 08/15/2041	177	176
Council Of Europe Development Bank				5.60%, 05/15/2018	438	500
1.13%, 05/31/2018	1,000	977		6.30%, 01/15/2038	79	85
1.50%, 02/22/2017	128	130		6.50%, 09/01/2037	21	23
2.75%, 02/10/2015	25	26		6.55%, 02/15/2039	125	139
European Bank for Reconstruction &				Bellsouth Capital Funding Corp
Development				7.88%, 02/15/2030	206	248
1.00%, 02/16/2017	357	357		British Telecommunications PLC
1.63%, 11/15/2018	300	299		5.95%, 01/15/2018	669	767
2.50%, 03/15/2016	77	80		9.62%, 12/15/2030(a)	77	114
2.75%, 04/20/2015	77	80		Cellco Partnership / Verizon Wireless Capital
European Investment Bank				LLC
1.00%, 07/15/2015	400	404		8.50%, 11/15/2018	249	319
1.00%, 03/15/2018	750	733		Cisco Systems Inc
1.13%, 09/15/2017	1,400	1,388		4.45%, 01/15/2020	102	112
1.63%, 09/01/2015	257	263		4.95%, 02/15/2019	233	264
1.75%, 03/15/2017	528	540		5.50%, 02/22/2016	180	200
2.25%, 03/15/2016	450	467		5.90%, 02/15/2039	180	209
2.50%, 05/16/2016	102	107		Corning Inc
2.75%, 03/23/2015	257	266		4.75%, 03/15/2042	102	100
2.88%, 09/15/2020	257	261		Deutsche Telekom International Finance BV
4.88%, 02/16/2016	1,007	1,108		5.75%, 03/23/2016	77	85
4.88%, 01/17/2017	400	450		8.75%, 06/15/2030(a)	141	195
4.88%, 02/15/2036	25	28		Embarq Corp
5.13%, 09/13/2016	154	173		7.08%, 06/01/2016	102	115
5.13%, 05/30/2017	102	116		Harris Corp
FMS Wertmanagement AoeR				4.40%, 12/15/2020	51	53
0.63%, 04/18/2016	300	300		Juniper Networks Inc
Inter-American Development Bank				3.10%, 03/15/2016	77	79
0.88%, 11/15/2016	350	351		Orange SA
1.13%, 03/15/2017	257	259		4.13%, 09/14/2021	128	129
1.75%, 08/24/2018	500	505		5.38%, 01/13/2042	102	98
2.25%, 07/15/2015	25	26		8.75%, 03/01/2031(a)	315	419
3.88%, 09/17/2019	77	85		Pacific Bell Telephone Co
3.88%, 02/14/2020	77	85		7.13%, 03/15/2026	377	453
4.25%, 09/14/2015	428	460		Qwest Corp
International Bank for Reconstruction &				7.25%, 10/15/2035	200	196
Development				7.50%, 10/01/2014	77	82
0.88%, 04/17/2017	400	399		Rogers Communications Inc
1.00%, 09/15/2016	257	259		6.80%, 08/15/2018	108	129
2.13%, 03/15/2016	800	829		7.50%, 03/15/2015	15	16
2.13%, 02/13/2023	650	611		Telecom Italia Capital SA
2.38%, 05/26/2015	257	266		6.38%, 11/15/2033	171	147
7.63%, 01/19/2023	12	17		7.00%, 06/04/2018	79	87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)					Transportation (continued)
Telecom Italia Capital SA	(continued)				United Parcel Service Inc
7.72%, 06/04/2038		$200	$192		1.13%, 10/01/2017	$400		$394
Telefonica Emisiones SAU					3.13%, 01/15/2021	128		130
3.99%, 02/16/2016		200	207		4.88%, 11/15/2040	25		26
4.95%, 01/15/2015		185	193		6.20%, 01/15/2038	23		28
5.13%, 04/27/2020		168	172					$4,677
7.05%, 06/20/2036		295	313
Verizon Communications Inc					Trucking & Leasing - 0.02%
0.70%, 11/02/2015		150	149		GATX Corp
1.10%, 11/01/2017		100	96		4.75%, 06/15/2022	200		204
2.45%, 11/01/2022		100	89
2.50%, 09/15/2016		400	412		Water- 0.01%
3.00%, 04/01/2016		257	268		American Water Capital Corp
4.50%, 09/15/2020		400	425		6.09%, 10/15/2017	77		89
4.60%, 04/01/2021		77	82		6.59%, 10/15/2037	5		6
5.15%, 09/15/2023		800	857					$95
6.25%, 04/01/2037		11	12		TOTAL BONDS			$364,200
6.35%, 04/01/2019		482	566			Principal
6.40%, 02/15/2038		718	791		MUNICIPAL BONDS - 0.84%	Amount (000's)	Value	(000	's)
6.55%, 09/15/2043		960	1,084
6.90%, 04/15/2038		256	297		California - 0.34%
7.75%, 12/01/2030		146	180		Bay Area Toll Authority
8.75%, 11/01/2018		145	186		6.26%, 04/01/2049	$200		$241
Vodafone Group PLC					6.92%, 04/01/2040	270		332
2.95%, 02/19/2023		200	184		City of Los Angeles Department of Airports
5.38%, 01/30/2015		102	108		6.58%, 05/15/2039	100		118
5.45%, 06/10/2019		180	204		East Bay Municipal Utility District
5.63%, 02/27/2017		448	503		5.87%, 06/01/2040	60		69
6.15%, 02/27/2037		201	220		Los Angeles Department of Water & Power
			$16,434		6.01%, 07/01/2039	55		63
					6.57%, 07/01/2045	150		184
Toys, Games & Hobbies - 0.00%					Los Angeles Unified School District/CA
Hasbro Inc					5.75%, 07/01/2034	80		88
6.35%, 03/15/2040		25	27		5.76%, 07/01/2029	50		55
					6.76%, 07/01/2034	130		159
Transportation - 0.41%					Sacramento Municipal Utility District
Burlington Northern Santa Fe LLC					6.16%, 05/15/2036	120		131
4.40%, 03/15/2042		154	140		San Diego County Water Authority
4.70%, 10/01/2019		33	37		6.14%, 05/01/2049	110		127
5.15%, 09/01/2043		650	654		Santa Clara Valley Transportation Authority
5.65%, 05/01/2017		54	61		5.88%, 04/01/2032	25		27
6.20%, 08/15/2036		500	570		State of California
7.95%, 08/15/2030		77	101		6.65%, 03/01/2022	775		928
Canadian National Railway Co					7.30%, 10/01/2039	75		95
1.45%, 12/15/2016		51	51		7.60%, 11/01/2040	180		235
2.25%, 11/15/2022		200	183		7.63%, 03/01/2040	280		366
3.50%, 11/15/2042		200	163		University of California
5.55%, 03/01/2019		15	17		1.80%, 07/01/2019	300		292
Canadian Pacific Railway Co					5.77%, 05/15/2043	200		219
4.45%, 03/15/2023		128	134		6.55%, 05/15/2048	50		59
CSX Corp								$3,788
4.75%, 05/30/2042		277	264		Connecticut - 0.00%
6.25%, 04/01/2015		20	22		State of Connecticut
6.25%, 03/15/2018		82	96		5.85%, 03/15/2032	25		28
FedEx Corp
2.63%, 08/01/2022		100	92
3.88%, 08/01/2042		100	83		Florida - 0.02%
Norfolk Southern Corp					State Board of Administration Finance Corp
3.25%, 12/01/2021		251	249		2.11%, 07/01/2018	200		195
4.80%, 08/15/2043		350	340
4.84%, 10/01/2041		100	98		Georgia - 0.04%
7.25%, 02/15/2031		130	164		Municipal Electric Authority of Georgia
Ryder System Inc					6.64%, 04/01/2057	151		156
2.35%, 02/26/2019		200	195		7.06%, 04/01/2057	200		201
3.15%, 03/02/2015		51	53		State of Georgia
Union Pacific Corp					4.50%, 11/01/2025	75		81
4.16%, 07/15/2022		241	255					$438
4.75%, 09/15/2041		77	77

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Illinois - 0.13%				Puerto Rico - 0.01%
Chicago Transit Authority				Government Development Bank for Puerto
6.20%, 12/01/2040	$70	$73		Rico
6.90%, 12/01/2040	200	225		4.70%, 05/01/2016	$75		$62
City of Chicago IL Waterworks Revenue
6.74%, 11/01/2040	145	162
County of Cook IL				Texas- 0.07%
6.23%, 11/15/2034	102	100		City Public Service Board of San Antonio TX
				5.81%, 02/01/2041	135		152
State of Illinois				Dallas Area Rapid Transit
4.95%, 06/01/2023	30	30
4.96%, 03/01/2016	75	80		5.02%, 12/01/2048	50		52
				Dallas Convention Center Hotel Development
5.10%, 06/01/2033	235	208		Corp
5.37%, 03/01/2017	100	106
5.88%, 03/01/2019	345	372		7.09%, 01/01/2042	70		82
				Dallas County Hospital District
7.35%, 07/01/2035	70	74		5.62%, 08/15/2044	83		92
		$1,430		Dallas Independent School District (credit
Kansas - 0.01%				support from PSF-GTD)
Kansas State Department of Transportation				6.45%, 02/15/2035	50		56
4.60%, 09/01/2035	115	116		State of Texas
				4.68%, 04/01/2040	100		101
				5.52%, 04/01/2039	160		181
Nevada - 0.01%				Texas Transportation Commission
County of Clark NV Airport System Revenue				5.18%, 04/01/2030	125		137
6.82%, 07/01/2045	25	31					$853
6.88%, 07/01/2042	70	76
		$107		Utah- 0.01%
				State of Utah
New Jersey - 0.06%				3.54%, 07/01/2025	100		100
New Jersey Economic Development
Authority (credit support from AGM)
0.00%, 02/15/2023(d)	51	34		Washington - 0.00%
New Jersey State Turnpike Authority				State of Washington
7.10%, 01/01/2041	147	185		5.09%, 08/01/2033	20		21
New Jersey Transportation Trust Fund
Authority				Wisconsin - 0.00%
5.75%, 12/15/2028	190	207		State of Wisconsin (credit support from
6.56%, 12/15/2040	110	128		AGM)
Rutgers The State University of New				5.70%, 05/01/2026	50		58
Jersey (credit support from GO OF UNIV)
5.67%, 05/01/2040	130	140		TOTAL MUNICIPAL BONDS			$9,598
		$694		U.S. GOVERNMENT & GOVERNMENT	Principal
New York - 0.12%				AGENCY OBLIGATIONS - 65.16%	Amount (000's)	Value	(000	's)
City of New York NY				Federal Home Loan Mortgage Corporation (FHLMC) -
5.52%, 10/01/2037	25	27		7.63%
Metropolitan Transportation Authority				2.50%, 08/01/2027	$252		$254
6.55%, 11/15/2031	180	213		2.50%, 08/01/2027	237		239
6.65%, 11/15/2039	100	117		2.50%, 10/01/2027	461		465
6.81%, 11/15/2040	135	162		2.50%, 03/01/2028	958		966
New York City Transitional Finance Authority				2.50%, 06/01/2028	498		502
Future Tax Secured Revenue				2.50%, 06/01/2028	285		287
5.51%, 08/01/2037	250	276		2.50%, 06/01/2028	209		210
New York City Water & Sewer System				2.50%, 10/01/2028(e)	4,000		4,023
5.72%, 06/15/2042	270	302		2.50%, 10/01/2043(e)	300		277
5.95%, 06/15/2042	125	144		2.51%, 06/01/2037(a)	32		34
New York State Dormitory Authority				2.61%, 04/01/2038(a)	6		6
5.60%, 03/15/2040	100	108		2.66%, 01/01/2042(a)	72		75
Port Authority of New York & New Jersey				2.73%, 06/01/2037(a)	69		73
4.46%, 10/01/2062	100	84		2.81%, 02/01/2037(a)	13		14
Port Authority of New York & New				3.00%, 01/01/2027	531		549
Jersey (credit support from GO OF AUTH)				3.00%, 02/01/2027	456		471
6.04%, 12/01/2029	50	58		3.00%, 02/01/2027	189		195
		$1,491		3.00%, 03/01/2027	406		419
				3.00%, 06/01/2027	306		317
Ohio- 0.02%				3.00%, 10/01/2028(e)	1,900		1,964
American Municipal Power Inc				3.00%, 02/01/2032	209		209
7.50%, 02/15/2050	75	90		3.00%, 04/01/2033	490		490
Ohio State University/The				3.00%, 04/01/2033	487		487
4.91%, 06/01/2040	125	127		3.00%, 06/01/2033	296		297
		$217		3.00%, 01/01/2043	674		657
				3.00%, 05/01/2043	591		576

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.00%, 07/01/2043	$1,591	$1,550		4.00%, 08/01/2031	$137	$144
3.00%, 10/01/2043(e)	8,500	8,272		4.00%, 10/01/2031	181	191
3.50%, 10/01/2025	38	41		4.00%, 11/01/2031	55	58
3.50%, 10/01/2025	25	26		4.00%, 12/01/2031	88	92
3.50%, 11/01/2025	83	87		4.00%, 06/01/2039	10	11
3.50%, 11/01/2025	28	30		4.00%, 07/01/2039	68	72
3.50%, 11/01/2025	17	18		4.00%, 09/01/2039	41	43
3.50%, 11/01/2025	11	11		4.00%, 12/01/2039	36	38
3.50%, 11/01/2025	62	65		4.00%, 12/01/2039	60	63
3.50%, 12/01/2025	71	75		4.00%, 01/01/2040	58	60
3.50%, 01/01/2026	46	48		4.00%, 03/01/2040	32	34
3.50%, 02/01/2026	39	41		4.00%, 09/01/2040	72	76
3.50%, 04/01/2026	99	104		4.00%, 10/01/2040	76	80
3.50%, 05/01/2026	105	110		4.00%, 10/01/2040	164	172
3.50%, 06/01/2026	22	23		4.00%, 10/01/2040(e)	4,275	4,468
3.50%, 06/01/2026	16	17		4.00%, 12/01/2040	69	72
3.50%, 07/01/2026	75	79		4.00%, 12/01/2040	99	104
3.50%, 07/01/2026	15	16		4.00%, 12/01/2040	88	92
3.50%, 07/01/2026	99	104		4.00%, 12/01/2040	104	109
3.50%, 08/01/2026	61	64		4.00%, 12/01/2040	182	190
3.50%, 09/01/2026	78	82		4.00%, 02/01/2041	196	205
3.50%, 10/01/2026	51	53		4.00%, 02/01/2041	721	754
3.50%, 10/01/2026(e)	1,000	1,053		4.00%, 02/01/2041	160	167
3.50%, 01/01/2027	103	108		4.00%, 04/01/2041	81	84
3.50%, 02/01/2032	192	199		4.00%, 07/01/2041	64	67
3.50%, 03/01/2032	233	242		4.00%, 08/01/2041	180	188
3.50%, 04/01/2032	212	220		4.00%, 08/01/2041	62	65
3.50%, 08/01/2032	180	187		4.00%, 10/01/2041	97	102
3.50%, 02/01/2041	85	86		4.00%, 10/01/2041	204	213
3.50%, 10/01/2041	82	83		4.00%, 10/01/2041	211	220
3.50%, 11/01/2041	79	81		4.00%, 10/01/2041	25	26
3.50%, 01/01/2042	173	176		4.00%, 10/01/2041	85	89
3.50%, 02/01/2042	76	77		4.00%, 11/01/2041	121	126
3.50%, 03/01/2042	88	90		4.00%, 11/01/2041	350	366
3.50%, 03/01/2042	23	23		4.00%, 11/01/2041	197	206
3.50%, 04/01/2042	215	219		4.00%, 03/01/2042	200	209
3.50%, 04/01/2042	233	237		4.50%, 01/01/2015	57	60
3.50%, 04/01/2042	210	213		4.50%, 05/01/2018	96	101
3.50%, 04/01/2042	230	233		4.50%, 08/01/2018	311	328
3.50%, 06/01/2042	164	167		4.50%, 11/01/2018	41	44
3.50%, 06/01/2042	166	168		4.50%, 04/01/2019	34	36
3.50%, 06/01/2042	615	625		4.50%, 04/01/2023	27	29
3.50%, 08/01/2042	212	215		4.50%, 01/01/2024	16	17
3.50%, 08/01/2042	428	435		4.50%, 01/01/2024	39	42
3.50%, 10/01/2043(e)	7,400	7,511		4.50%, 04/01/2024	313	331
4.00%, 06/01/2014	4	4		4.50%, 07/01/2024	33	36
4.00%, 05/01/2018	25	27		4.50%, 09/01/2024	50	55
4.00%, 04/01/2019	41	43		4.50%, 09/01/2024	43	46
4.00%, 05/01/2024	196	207		4.50%, 11/01/2024	337	356
4.00%, 05/01/2024	108	115		4.50%, 04/01/2025	51	54
4.00%, 12/01/2024	22	24		4.50%, 05/01/2025	37	39
4.00%, 01/01/2025	60	64		4.50%, 07/01/2025	60	64
4.00%, 02/01/2025	38	40		4.50%, 09/01/2026	566	600
4.00%, 03/01/2025	35	37		4.50%, 02/01/2030	48	51
4.00%, 03/01/2025	49	52		4.50%, 08/01/2030	37	40
4.00%, 04/01/2025	54	57		4.50%, 05/01/2031	45	48
4.00%, 06/01/2025	43	46		4.50%, 05/01/2034	3	3
4.00%, 06/01/2025	48	51		4.50%, 08/01/2035	189	201
4.00%, 06/01/2025	500	529		4.50%, 08/01/2035	411	437
4.00%, 07/01/2025	725	768		4.50%, 08/01/2036	47	50
4.00%, 07/01/2025	18	19		4.50%, 02/01/2039	132	141
4.00%, 08/01/2025	49	52		4.50%, 02/01/2039	5	5
4.00%, 08/01/2025	32	34		4.50%, 03/01/2039	69	74
4.00%, 09/01/2025	10	11		4.50%, 04/01/2039	199	212
4.00%, 10/01/2025	123	130		4.50%, 05/01/2039	588	625
4.00%, 02/01/2026	54	57		4.50%, 06/01/2039	105	112
4.00%, 05/01/2026	143	152		4.50%, 09/01/2039	748	796
4.00%, 07/01/2026	89	94		4.50%, 10/01/2039	148	159
4.00%, 12/01/2030	121	128		4.50%, 11/01/2039	151	160

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 11/01/2039	$127	$135		5.00%, 09/01/2035	$43	$47
4.50%, 11/01/2039	102	109		5.00%, 10/01/2035	43	46
4.50%, 12/01/2039	68	73		5.00%, 12/01/2035	155	167
4.50%, 12/01/2039	188	202		5.00%, 12/01/2035	101	109
4.50%, 02/01/2040	26	28		5.00%, 04/01/2036	5	5
4.50%, 02/01/2040	145	156		5.00%, 06/01/2036	19	21
4.50%, 02/01/2040	125	133		5.00%, 08/01/2036	79	85
4.50%, 02/01/2040	154	166		5.00%, 05/01/2037	12	12
4.50%, 04/01/2040	144	153		5.00%, 02/01/2038	49	53
4.50%, 05/01/2040	145	155		5.00%, 06/01/2038	21	22
4.50%, 05/01/2040	46	49		5.00%, 09/01/2038	6	6
4.50%, 07/01/2040	112	120		5.00%, 01/01/2039	96	104
4.50%, 07/01/2040	105	113		5.00%, 01/01/2039	18	20
4.50%, 08/01/2040	68	72		5.00%, 02/01/2039	54	58
4.50%, 08/01/2040	56	59		5.00%, 03/01/2039	76	82
4.50%, 08/01/2040	102	109		5.00%, 06/01/2039	20	22
4.50%, 08/01/2040	206	221		5.00%, 07/01/2039	85	93
4.50%, 08/01/2040	53	56		5.00%, 09/01/2039	152	165
4.50%, 09/01/2040	30	32		5.00%, 10/01/2039	89	97
4.50%, 09/01/2040	47	50		5.00%, 01/01/2040	175	190
4.50%, 02/01/2041	94	100		5.00%, 03/01/2040	32	34
4.50%, 03/01/2041	1,060	1,129		5.00%, 07/01/2040	119	129
4.50%, 03/01/2041	855	910		5.00%, 07/01/2040	112	121
4.50%, 03/01/2041	134	143		5.00%, 08/01/2040	97	107
4.50%, 04/01/2041	84	90		5.00%, 08/01/2040	311	335
4.50%, 04/01/2041	182	194		5.00%, 09/01/2040	356	387
4.50%, 05/01/2041	66	70		5.00%, 02/01/2041	1,923	2,073
4.50%, 05/01/2041	198	211		5.00%, 04/01/2041	100	109
4.50%, 06/01/2041	96	103		5.00%, 05/01/2041	23	25
4.50%, 06/01/2041	127	135		5.00%, 09/01/2041	151	165
4.50%, 06/01/2041	82	87		5.00%, 10/01/2041	155	168
4.50%, 06/01/2041	77	82		5.00%, 10/01/2041(e)	2,800	3,018
4.50%, 07/01/2041	120	128		5.50%, 10/01/2016	13	14
4.50%, 07/01/2041	126	134		5.50%, 02/01/2017	17	17
4.50%, 08/01/2041	100	107		5.50%, 01/01/2018	33	34
4.50%, 09/01/2041	970	1,035		5.50%, 01/01/2018	7	7
4.50%, 10/01/2041(e)	1,400	1,490		5.50%, 01/01/2022	19	21
4.50%, 10/01/2041	161	171		5.50%, 04/01/2023	65	70
4.50%, 03/01/2042	197	210		5.50%, 01/01/2028	297	324
4.88%, 06/01/2038(a)	11	11		5.50%, 12/01/2032	72	78
5.00%, 05/01/2018	14	15		5.50%, 03/01/2033	9	10
5.00%, 08/01/2018	25	26		5.50%, 12/01/2033	4	5
5.00%, 10/01/2018	382	405		5.50%, 01/01/2034	166	181
5.00%, 04/01/2019	17	18		5.50%, 01/01/2034	30	33
5.00%, 12/01/2019	51	54		5.50%, 03/01/2034	73	80
5.00%, 02/01/2022	18	19		5.50%, 10/01/2034	31	34
5.00%, 09/01/2022	23	25		5.50%, 10/01/2034	6	7
5.00%, 06/01/2023	16	18		5.50%, 02/01/2035	60	66
5.00%, 07/01/2024	22	24		5.50%, 03/01/2035	42	45
5.00%, 06/01/2025	25	27		5.50%, 11/01/2035	70	75
5.00%, 09/01/2025(e)	300	317		5.50%, 05/01/2036	68	74
5.00%, 06/01/2026	184	199		5.50%, 05/01/2036	20	22
5.00%, 06/01/2026	198	210		5.50%, 07/01/2036	385	417
5.00%, 08/01/2026	210	229		5.50%, 07/01/2036	66	72
5.00%, 10/01/2026(e)	400	424		5.50%, 11/01/2036	46	50
5.00%, 02/01/2030	23	25		5.50%, 02/01/2037	3	3
5.00%, 03/01/2030	16	18		5.50%, 07/01/2037	42	45
5.00%, 08/01/2033	120	131		5.50%, 07/01/2037	7	7
5.00%, 08/01/2033	22	23		5.50%, 09/01/2037	24	25
5.00%, 09/01/2033	47	51		5.50%, 11/01/2037	28	30
5.00%, 09/01/2033	20	21		5.50%, 01/01/2038	124	135
5.00%, 03/01/2034	26	28		5.50%, 01/01/2038	23	25
5.00%, 04/01/2034	59	64		5.50%, 04/01/2038	9	10
5.00%, 05/01/2034	81	88		5.50%, 04/01/2038	6	7
5.00%, 05/01/2035	108	117		5.50%, 04/01/2038	90	97
5.00%, 06/01/2035	500	542		5.50%, 05/01/2038	14	15
5.00%, 08/01/2035	15	16		5.50%, 05/01/2038	23	25
5.00%, 08/01/2035	33	36		5.50%, 06/01/2038	257	278
5.00%, 09/01/2035	103	111		5.50%, 06/01/2038	25	27

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 06/01/2038	$7	$8		6.50%, 10/01/2038	$10	$12
5.50%, 07/01/2038	71	77		6.50%, 01/01/2039	30	34
5.50%, 07/01/2038	15	16		6.50%, 09/01/2039	45	50
5.50%, 08/01/2038	101	109		7.00%, 10/01/2029	1	2
5.50%, 09/01/2038	26	28		7.00%, 09/01/2031	9	11
5.50%, 10/01/2038	11	12		7.00%, 01/01/2032	1	1
5.50%, 11/01/2038	16	18		7.00%, 09/01/2038	22	26
5.50%, 12/01/2038	358	388		7.50%, 07/01/2029	33	40
5.50%, 01/01/2039	52	56		7.50%, 10/01/2030	3	3
5.50%, 02/01/2039	809	874				$86,517
5.50%, 04/01/2039	73	79
5.50%, 09/01/2039	102	111		Federal National Mortgage Association (FNMA) - 13.53%
				2.40%, 10/01/2047(a)	18	19
5.50%, 12/01/2039	102	111
5.50%, 01/01/2040	82	89		2.50%, 12/01/2027	28	28
5.50%, 03/01/2040	15	16		2.50%, 01/01/2028	456	460
5.50%, 06/01/2040	114	123		2.50%, 02/01/2028	83	84
5.50%, 10/01/2041(e)	3,500	3,792		2.50%, 06/01/2028	674	678
6.00%, 05/01/2021	4	4		2.50%, 06/01/2028	26	26
6.00%, 11/01/2022	16	17		2.50%, 07/01/2028	486	489
6.00%, 02/01/2027	40	43		2.50%, 08/01/2028	498	501
6.00%, 07/01/2029	2	2		2.50%, 08/01/2028	200	201
6.00%, 07/01/2029	6	6		2.50%, 08/01/2028	497	501
6.00%, 02/01/2031	5	5		2.50%, 08/01/2028	29	29
6.00%, 12/01/2031	7	8		2.50%, 09/01/2028	571	575
				2.50%, 10/01/2028(e)	7,200	7,240
6.00%, 01/01/2032	60	67
6.00%, 11/01/2033	122	135		2.50%, 11/01/2032	99	96
6.00%, 06/01/2034	80	89		2.50%, 07/01/2033	198	191
				2.50%, 04/01/2038(a)	28	30
6.00%, 08/01/2034	13	14		2.50%, 10/01/2043(e)	700	650
6.00%, 05/01/2036	60	66
6.00%, 06/01/2036	78	85		2.51%, 07/01/2041	76	78
				2.52%, 04/01/2037(a)	25	27
6.00%, 11/01/2036	108	118		2.61%, 02/01/2042(a)	140	145
6.00%, 12/01/2036	528	578		2.82%, 02/01/2042(a)	92	95
6.00%, 02/01/2037	8	9		2.84%, 01/01/2042(a)	157	162
6.00%, 03/01/2037	6	6
6.00%, 05/01/2037	7	8		3.00%, 09/01/2026	142	147
				3.00%, 10/01/2026(e)	3,300	3,417
6.00%, 10/01/2037	50	55
6.00%, 11/01/2037	60	66		3.00%, 11/01/2026	168	174
6.00%, 12/01/2037	11	11		3.00%, 11/01/2026	467	484
6.00%, 12/01/2037	273	297		3.00%, 01/01/2027	115	119
6.00%, 01/01/2038	13	14		3.00%, 02/01/2027	106	109
6.00%, 01/01/2038	164	178		3.00%, 04/01/2027	177	184
6.00%, 01/01/2038	57	62		3.00%, 04/01/2027	187	194
6.00%, 01/01/2038	49	53		3.00%, 07/01/2027	536	555
6.00%, 01/01/2038(a)	14	16		3.00%, 08/01/2027	571	591
6.00%, 01/01/2038	51	56		3.00%, 08/01/2032	684	685
6.00%, 04/01/2038	344	374		3.00%, 10/01/2032	728	729
6.00%, 05/01/2038	67	74		3.00%, 08/01/2033	794	794
6.00%, 07/01/2038	27	30		3.00%, 04/01/2042	421	412
6.00%, 07/01/2038	44	48		3.00%, 02/01/2043	915	894
6.00%, 08/01/2038	19	21		3.00%, 04/01/2043	588	575
6.00%, 09/01/2038	28	30		3.00%, 04/01/2043	690	675
6.00%, 09/01/2038	23	25		3.00%, 04/01/2043	1,983	1,939
6.00%, 12/01/2039	10	11		3.00%, 04/01/2043	700	685
6.50%, 06/01/2017	10	10		3.00%, 05/01/2043	693	678
6.50%, 04/01/2028	1	1		3.00%, 05/01/2043	593	580
6.50%, 03/01/2029	2	2		3.00%, 06/01/2043	692	677
6.50%, 05/01/2031	8	9		3.00%, 06/01/2043	45	44
6.50%, 06/01/2031	1	1		3.00%, 07/01/2043	755	739
6.50%, 10/01/2031	1	1		3.00%, 07/01/2043	59	58
6.50%, 05/01/2032	1	1		3.00%, 08/01/2043	1,495	1,461
6.50%, 04/01/2035	6	6		3.00%, 09/01/2043	26	25
				3.00%, 10/01/2043(e)	13,000	12,699
6.50%, 03/01/2036	21	24		3.05%, 12/01/2041(a)	81	84
6.50%, 09/01/2036	22	24		3.13%, 06/01/2040(a)	39	41
6.50%, 08/01/2037	8	9		3.22%, 12/01/2040(a)	53	55
6.50%, 10/01/2037	42	47		3.25%, 12/01/2039(a)	63	68
6.50%, 11/01/2037	35	39		3.25%, 07/01/2040(a)	92	97
6.50%, 12/01/2037	5	6		3.37%, 03/01/2040(a)	34	36
6.50%, 02/01/2038	8	9		3.44%, 01/01/2040(a)	62	65
6.50%, 09/01/2038	36	40

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.49%, 02/01/2041(a)	$49	$51		4.00%, 05/01/2024	$38	$40
3.50%, 08/01/2025	50	53		4.00%, 06/01/2024	86	92
3.50%, 10/01/2025(e)	2,200	2,321		4.00%, 07/01/2024	78	83
3.50%, 10/01/2025	37	39		4.00%, 09/01/2024	29	31
3.50%, 11/01/2025	42	44		4.00%, 10/01/2024	300	318
3.50%, 12/01/2025	53	56		4.00%, 11/01/2024	15	15
3.50%, 12/01/2025	74	79		4.00%, 01/01/2025	52	55
3.50%, 01/01/2026	148	157		4.00%, 03/01/2025	55	58
3.50%, 02/01/2026	97	103		4.00%, 04/01/2025	17	18
3.50%, 05/01/2026	22	23		4.00%, 05/01/2025	17	18
3.50%, 06/01/2026	114	121		4.00%, 05/01/2025	12	12
3.50%, 07/01/2026	21	22		4.00%, 05/01/2025	47	50
3.50%, 08/01/2026	179	189		4.00%, 05/01/2025	49	52
3.50%, 09/01/2026	141	149		4.00%, 05/01/2025	43	46
3.50%, 10/01/2026	70	74		4.00%, 06/01/2025	23	24
3.50%, 12/01/2026	228	240		4.00%, 06/01/2025	38	41
3.50%, 01/01/2027	236	250		4.00%, 08/01/2025	42	45
3.50%, 01/01/2027	140	147		4.00%, 09/01/2025	61	65
3.50%, 01/01/2031	25	25		4.00%, 11/01/2025	75	79
3.50%, 04/01/2031	48	49		4.00%, 12/01/2025	86	91
3.50%, 04/01/2032	199	207		4.00%, 01/01/2026	298	316
3.50%, 05/01/2032	422	438		4.00%, 01/01/2026	43	46
3.50%, 06/01/2032	676	703		4.00%, 03/01/2026	122	129
3.50%, 07/01/2032	273	283		4.00%, 03/01/2026	10	11
3.50%, 09/01/2032	435	451		4.00%, 05/01/2026	68	72
3.50%, 10/01/2040	23	24		4.00%, 06/01/2026	67	72
3.50%, 11/01/2040	79	81		4.00%, 07/01/2026	63	67
3.50%, 12/01/2040	88	89		4.00%, 08/01/2026	292	310
3.50%, 01/01/2041	56	57		4.00%, 09/01/2026	137	145
3.50%, 02/01/2041	34	34		4.00%, 10/01/2026(e)	1,000	1,061
3.50%, 02/01/2041	35	36		4.00%, 04/01/2029	18	19
3.50%, 03/01/2041	201	205		4.00%, 10/01/2030	49	52
3.50%, 03/01/2041	128	131		4.00%, 12/01/2030	389	415
3.50%, 10/01/2041	344	350		4.00%, 02/01/2031	128	136
3.50%, 12/01/2041	1,000	1,019		4.00%, 07/01/2031	81	86
3.50%, 12/01/2041	347	354		4.00%, 10/01/2031	305	327
3.50%, 01/01/2042	195	199		4.00%, 11/01/2031	72	77
3.50%, 01/01/2042	187	190		4.00%, 12/01/2031	58	63
3.50%, 01/01/2042	353	359		4.00%, 01/01/2032	91	99
3.50%, 02/01/2042	80	82		4.00%, 03/01/2039	27	28
3.50%, 02/01/2042	51	52		4.00%, 08/01/2039	81	85
3.50%, 03/01/2042	111	113		4.00%, 08/01/2039	12	13
3.50%, 03/01/2042	233	237		4.00%, 10/01/2039	25	26
3.50%, 03/01/2042	424	434		4.00%, 11/01/2039	18	19
3.50%, 03/01/2042	91	93		4.00%, 11/01/2039	88	92
3.50%, 03/01/2042	202	206		4.00%, 12/01/2039	36	38
3.50%, 04/01/2042	171	174		4.00%, 02/01/2040	99	104
3.50%, 04/01/2042	158	161		4.00%, 05/01/2040	78	82
3.50%, 04/01/2042	189	192		4.00%, 05/01/2040	11	12
3.50%, 05/01/2042	234	238		4.00%, 08/01/2040	47	50
3.50%, 07/01/2042	465	474		4.00%, 10/01/2040	55	57
3.50%, 08/01/2042	322	328		4.00%, 10/01/2040	26	27
3.50%, 09/01/2042	252	257		4.00%, 10/01/2040	81	86
3.50%, 10/01/2042	937	955		4.00%, 10/01/2040	154	161
3.50%, 10/01/2042	35	36		4.00%, 10/01/2040	82	86
3.50%, 04/01/2043	400	408		4.00%, 10/01/2040	52	55
3.50%, 05/01/2043	584	595		4.00%, 10/01/2040	35	36
3.50%, 07/01/2043	565	576		4.00%, 11/01/2040	37	39
3.50%, 09/01/2043	1,000	1,019		4.00%, 12/01/2040	100	105
3.50%, 10/01/2043(e)	12,500	12,725		4.00%, 12/01/2040	146	153
3.59%, 05/01/2041(a)	53	55		4.00%, 12/01/2040	170	178
3.60%, 05/01/2041(a)	62	65		4.00%, 12/01/2040	45	47
3.61%, 08/01/2040(a)	46	48		4.00%, 12/01/2040	116	122
3.68%, 02/01/2040(a)	66	71		4.00%, 01/01/2041	120	126
4.00%, 04/01/2014	9	9		4.00%, 01/01/2041	70	74
4.00%, 05/01/2014	3	3		4.00%, 01/01/2041	1,016	1,066
4.00%, 09/01/2018	139	148		4.00%, 01/01/2041	199	208
4.00%, 07/01/2019	50	53		4.00%, 02/01/2041	114	120
4.00%, 05/01/2024	34	37		4.00%, 02/01/2041	90	95

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2041	$173	$181		4.50%, 01/01/2039	$19	$20
4.00%, 02/01/2041	300	315		4.50%, 02/01/2039	39	41
4.00%, 02/01/2041	172	181		4.50%, 04/01/2039	119	128
4.00%, 03/01/2041	169	178		4.50%, 04/01/2039	124	134
4.00%, 03/01/2041	82	86		4.50%, 04/01/2039	27	29
4.00%, 03/01/2041	899	944		4.50%, 06/01/2039	176	189
4.00%, 04/01/2041	15	16		4.50%, 06/01/2039	42	45
4.00%, 09/01/2041	50	53		4.50%, 06/01/2039	70	75
4.00%, 09/01/2041	355	372		4.50%, 06/01/2039	192	205
4.00%, 09/01/2041	301	315		4.50%, 07/01/2039	65	70
4.00%, 10/01/2041(e)	12,300	12,902		4.50%, 07/01/2039	126	135
4.00%, 10/01/2041	29	30		4.50%, 07/01/2039	143	154
4.00%, 10/01/2041	159	167		4.50%, 08/01/2039	70	75
4.00%, 10/01/2041	326	342		4.50%, 09/01/2039	73	78
4.00%, 11/01/2041	167	175		4.50%, 10/01/2039	218	232
4.00%, 11/01/2041	136	143		4.50%, 10/01/2039	132	140
4.00%, 11/01/2041	243	255		4.50%, 12/01/2039	79	86
4.00%, 11/01/2041	57	60		4.50%, 12/01/2039	168	182
4.00%, 12/01/2041	157	164		4.50%, 12/01/2039	65	70
4.00%, 12/01/2041	438	459		4.50%, 12/01/2039	126	135
4.00%, 12/01/2041	154	162		4.50%, 12/01/2039	48	51
4.00%, 12/01/2041	235	247		4.50%, 01/01/2040	250	267
4.00%, 12/01/2041	154	162		4.50%, 01/01/2040	164	176
4.00%, 01/01/2042	168	177		4.50%, 02/01/2040	70	75
4.00%, 01/01/2042	218	228		4.50%, 02/01/2040	118	127
4.00%, 01/01/2042	50	53		4.50%, 03/01/2040	74	79
4.00%, 02/01/2042	110	116		4.50%, 04/01/2040	147	157
4.00%, 02/01/2043	385	404		4.50%, 05/01/2040	76	81
4.00%, 02/01/2043	600	629		4.50%, 05/01/2040	216	231
4.00%, 08/01/2043	300	315		4.50%, 05/01/2040	76	81
4.00%, 09/01/2043	250	262		4.50%, 05/01/2040	330	354
4.50%, 03/01/2014	94	100		4.50%, 06/01/2040	65	70
4.50%, 02/01/2018	54	58		4.50%, 07/01/2040	7	7
4.50%, 07/01/2018	31	33		4.50%, 07/01/2040	72	77
4.50%, 03/01/2019	212	225		4.50%, 08/01/2040	510	545
4.50%, 04/01/2019	709	753		4.50%, 08/01/2040	111	118
4.50%, 05/01/2019	91	97		4.50%, 08/01/2040	377	403
4.50%, 08/01/2019	7	8		4.50%, 08/01/2040	200	213
4.50%, 09/01/2020	16	17		4.50%, 09/01/2040	58	62
4.50%, 05/01/2022	42	45		4.50%, 09/01/2040	86	92
4.50%, 02/01/2024	10	11		4.50%, 09/01/2040	49	52
4.50%, 04/01/2024	5	6		4.50%, 10/01/2040	275	294
4.50%, 04/01/2024	7	8		4.50%, 12/01/2040	49	52
4.50%, 11/01/2024	27	29		4.50%, 03/01/2041	78	83
4.50%, 12/01/2024	59	64		4.50%, 03/01/2041	400	428
4.50%, 12/01/2024	33	35		4.50%, 03/01/2041	100	107
4.50%, 02/01/2025	75	80		4.50%, 04/01/2041	89	96
4.50%, 02/01/2025	62	67		4.50%, 05/01/2041	365	390
4.50%, 04/01/2025	10	11		4.50%, 05/01/2041	127	135
4.50%, 05/01/2025	79	83		4.50%, 06/01/2041	236	252
4.50%, 04/01/2026	107	113		4.50%, 06/01/2041	69	74
4.50%, 10/01/2026(e)	800	850		4.50%, 06/01/2041	299	319
4.50%, 07/01/2029	9	10		4.50%, 06/01/2041	121	129
4.50%, 02/01/2030	46	49		4.50%, 06/01/2041	383	410
4.50%, 04/01/2030	16	17		4.50%, 07/01/2041	142	152
4.50%, 08/01/2030	310	336		4.50%, 07/01/2041	86	92
4.50%, 09/01/2030	254	275		4.50%, 07/01/2041	86	92
4.50%, 01/01/2031	49	53		4.50%, 08/01/2041	136	145
4.50%, 04/01/2031	29	32		4.50%, 09/01/2041	136	146
4.50%, 05/01/2031	44	48		4.50%, 09/01/2041	639	684
4.50%, 07/01/2031	173	188		4.50%, 10/01/2041(e)	5,000	5,340
4.50%, 08/01/2031	89	96		4.50%, 10/01/2041	147	157
4.50%, 08/01/2033	12	13		4.50%, 11/01/2041	174	186
4.50%, 08/01/2033	50	53		4.50%, 11/01/2041	141	151
4.50%, 11/01/2033	120	128		4.50%, 11/01/2041	151	161
4.50%, 02/01/2035	443	474		4.50%, 12/01/2041	161	173
4.50%, 01/01/2036	5	5		4.50%, 09/01/2042	199	214
4.50%, 03/01/2036	12	13		5.00%, 04/01/2014	1	2
4.50%, 06/01/2038	66	71		5.00%, 02/01/2015	500	530

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 12/01/2017	$8	$9		5.00%, 05/01/2041	$87	$95
5.00%, 11/01/2018	8	8		5.00%, 05/01/2041	105	115
5.00%, 06/01/2019	55	58		5.00%, 05/01/2041	102	111
5.00%, 07/01/2019	310	330		5.00%, 05/01/2041	84	92
5.00%, 11/01/2020	300	321		5.00%, 10/01/2041(e)	5,000	5,422
5.00%, 11/01/2021	24	25		5.15%, 06/01/2037(a)	38	40
5.00%, 02/01/2023	31	33		5.50%, 02/01/2014	2	2
5.00%, 07/01/2023	4	4		5.50%, 02/01/2015	16	17
5.00%, 09/01/2023	195	209		5.50%, 10/01/2016	58	61
5.00%, 12/01/2023	27	28		5.50%, 01/01/2017	50	53
5.00%, 12/01/2023	11	11		5.50%, 02/01/2018	69	73
5.00%, 01/01/2024	32	34		5.50%, 12/01/2018	67	71
5.00%, 01/01/2024	56	59		5.50%, 05/01/2019	11	12
5.00%, 07/01/2024	22	24		5.50%, 08/01/2019	65	69
5.00%, 10/01/2026(e)	300	319		5.50%, 12/01/2019	48	51
5.00%, 04/01/2029	39	42		5.50%, 01/01/2021	11	12
5.00%, 03/01/2030	68	74		5.50%, 05/01/2021	15	17
5.00%, 08/01/2030	82	91		5.50%, 10/01/2021	12	13
5.00%, 05/01/2033	38	42		5.50%, 11/01/2022	20	22
5.00%, 05/01/2033	25	27		5.50%, 11/01/2022	43	47
5.00%, 07/01/2033	192	209		5.50%, 02/01/2023	26	28
5.00%, 08/01/2033	8	9		5.50%, 03/01/2023	46	48
5.00%, 09/01/2033	84	91		5.50%, 04/01/2023	77	84
5.00%, 11/01/2033	102	111		5.50%, 07/01/2023	21	23
5.00%, 02/01/2034	13	15		5.50%, 09/01/2023	29	31
5.00%, 03/01/2034	18	20		5.50%, 12/01/2023	15	16
5.00%, 05/01/2034	129	140		5.50%, 05/01/2025	64	68
5.00%, 02/01/2035	127	138		5.50%, 06/01/2028	25	27
5.00%, 03/01/2035	13	14		5.50%, 09/01/2028	7	8
5.00%, 04/01/2035	21	23		5.50%, 01/01/2029	14	15
5.00%, 06/01/2035	256	278		5.50%, 12/01/2029	58	63
5.00%, 07/01/2035	13	14		5.50%, 06/01/2033	29	31
5.00%, 07/01/2035	38	41		5.50%, 04/01/2034	78	86
5.00%, 07/01/2035	120	130		5.50%, 04/01/2034	139	152
5.00%, 07/01/2035	583	633		5.50%, 04/01/2034	102	112
5.00%, 09/01/2035	21	22		5.50%, 05/01/2034	87	95
5.00%, 10/01/2035	60	65		5.50%, 06/01/2034	4	4
5.00%, 01/01/2036	114	124		5.50%, 11/01/2034	73	80
5.00%, 03/01/2036	113	122		5.50%, 01/01/2035	17	19
5.00%, 03/01/2036	73	79		5.50%, 01/01/2035	81	89
5.00%, 04/01/2036	4	5		5.50%, 03/01/2035	34	37
5.00%, 05/01/2036	2	2		5.50%, 04/01/2035	48	52
5.00%, 06/01/2036	308	334		5.50%, 04/01/2035	3	3
5.00%, 07/01/2036	136	148		5.50%, 08/01/2035	21	23
5.00%, 07/01/2037	38	42		5.50%, 09/01/2035	6	7
5.00%, 02/01/2038	285	309		5.50%, 10/01/2035	8	8
5.00%, 06/01/2038	15	17		5.50%, 10/01/2035	9	9
5.00%, 01/01/2039	69	75		5.50%, 11/01/2035	571	621
5.00%, 01/01/2039	336	364		5.50%, 12/01/2035	30	33
5.00%, 02/01/2039	105	114		5.50%, 01/01/2036	12	13
5.00%, 03/01/2039	47	51		5.50%, 04/01/2036	6	7
5.00%, 04/01/2039	79	86		5.50%, 04/01/2036	88	96
5.00%, 04/01/2039	46	50		5.50%, 05/01/2036	447	487
5.00%, 04/01/2039	117	128		5.50%, 07/01/2036	49	53
5.00%, 07/01/2039	116	127		5.50%, 08/01/2036	116	126
5.00%, 10/01/2039	94	103		5.50%, 09/01/2036	53	58
5.00%, 12/01/2039	173	189		5.50%, 09/01/2036	132	144
5.00%, 12/01/2039	71	78		5.50%, 11/01/2036	22	24
5.00%, 01/01/2040	144	159		5.50%, 11/01/2036	50	54
5.00%, 02/01/2040	171	189		5.50%, 11/01/2036	36	39
5.00%, 05/01/2040	59	65		5.50%, 01/01/2037	49	54
5.00%, 06/01/2040	41	45		5.50%, 02/01/2037	92	101
5.00%, 06/01/2040	138	151		5.50%, 03/01/2037	328	357
5.00%, 06/01/2040	144	157		5.50%, 05/01/2037	45	49
5.00%, 08/01/2040	213	232		5.50%, 05/01/2037	4	4
5.00%, 08/01/2040	73	80		5.50%, 05/01/2037	1,582	1,722
5.00%, 08/01/2040	57	63		5.50%, 07/01/2037	10	11
5.00%, 11/01/2040	81	89		5.50%, 07/01/2037	6	7
5.00%, 04/01/2041	69	75		5.50%, 08/01/2037	466	509

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 08/01/2037	$475	$517		6.00%, 11/01/2037	$18	$20
5.50%, 01/01/2038	12	13		6.00%, 11/01/2037	6	6
5.50%, 01/01/2038	18	20		6.00%, 12/01/2037	29	32
5.50%, 02/01/2038	61	66		6.00%, 01/01/2038	30	33
5.50%, 02/01/2038	131	142		6.00%, 01/01/2038	45	49
5.50%, 02/01/2038	59	65		6.00%, 01/01/2038	453	495
5.50%, 03/01/2038	41	44		6.00%, 02/01/2038	16	17
5.50%, 03/01/2038	54	59		6.00%, 03/01/2038	254	277
5.50%, 03/01/2038	49	54		6.00%, 03/01/2038	31	34
5.50%, 05/01/2038	95	103		6.00%, 05/01/2038	28	30
5.50%, 05/01/2038	25	27		6.00%, 05/01/2038	24	26
5.50%, 06/01/2038	54	59		6.00%, 08/01/2038	40	44
5.50%, 06/01/2038	7	7		6.00%, 09/01/2038	138	151
5.50%, 06/01/2038	6	6		6.00%, 10/01/2038	86	94
5.50%, 06/01/2038	752	818		6.00%, 11/01/2038	227	247
5.50%, 07/01/2038	31	34		6.00%, 12/01/2038	18	20
5.50%, 07/01/2038	45	49		6.00%, 10/01/2039	51	56
5.50%, 08/01/2038	603	656		6.00%, 10/01/2039	51	56
5.50%, 09/01/2038	9	10		6.00%, 04/01/2040	108	118
5.50%, 11/01/2038	23	24		6.00%, 09/01/2040	35	38
5.50%, 11/01/2038	22	24		6.00%, 10/01/2040	121	132
5.50%, 11/01/2038	313	341		6.00%, 10/01/2040	51	56
5.50%, 11/01/2038	22	24		6.00%, 05/01/2041	1,100	1,201
5.50%, 11/01/2038	30	32		6.50%, 12/01/2016	33	35
5.50%, 12/01/2038	37	41		6.50%, 07/01/2020	6	6
5.50%, 12/01/2038	24	26		6.50%, 03/01/2026	1	1
5.50%, 12/01/2038	58	63		6.50%, 12/01/2031	2	2
5.50%, 01/01/2039	29	31		6.50%, 03/01/2032	7	8
5.50%, 04/01/2039	31	34		6.50%, 07/01/2032	14	16
5.50%, 07/01/2039	137	149		6.50%, 11/01/2033	20	23
5.50%, 09/01/2039	78	85		6.50%, 08/01/2034	51	58
5.50%, 10/01/2039	31	34		6.50%, 09/01/2034	42	46
5.50%, 12/01/2039	140	155		6.50%, 10/01/2034	12	14
5.50%, 12/01/2039	57	63		6.50%, 07/01/2037	17	19
5.50%, 05/01/2040	375	408		6.50%, 07/01/2037	21	23
5.50%, 06/01/2040	23	25		6.50%, 08/01/2037	26	28
5.50%, 07/01/2040	59	64		6.50%, 10/01/2037	214	237
5.50%, 07/01/2041	500	544		6.50%, 01/01/2038	525	580
5.50%, 10/01/2041(e)	600	654		6.50%, 01/01/2038	39	46
5.51%, 01/01/2036(a)	20	21		6.50%, 02/01/2038	17	19
6.00%, 01/01/2016	3	3		6.50%, 02/01/2038	19	21
6.00%, 10/01/2016	1	1		6.50%, 03/01/2038	112	124
6.00%, 06/01/2017	5	6		6.50%, 03/01/2038	8	9
6.00%, 06/01/2017	49	52		6.50%, 05/01/2038	276	305
6.00%, 11/01/2017	3	3		6.50%, 05/01/2038	46	54
6.00%, 05/01/2024	12	12		6.50%, 09/01/2038	21	23
6.00%, 12/01/2032	46	51		6.50%, 10/01/2039	36	40
6.00%, 01/01/2033	11	12		7.00%, 12/01/2037	37	40
6.00%, 10/01/2033	13	15		7.00%, 12/01/2037	46	51
6.00%, 12/01/2033	32	36		7.50%, 05/01/2031	17	20
6.00%, 10/01/2034	58	64				$153,481
6.00%, 12/01/2034	23	26		Government National Mortgage Association (GNMA) -
6.00%, 01/01/2035	90	100		7.81%
6.00%, 07/01/2035	233	258		2.00%, 10/20/2042(a)	236	241
6.00%, 07/01/2035	90	100		2.00%, 01/20/2043	239	243
6.00%, 10/01/2035	79	87		2.00%, 06/20/2043(a)	198	203
6.00%, 05/01/2036	5	6		2.50%, 09/20/2027	364	367
6.00%, 05/01/2036	3	3		2.50%, 07/20/2028	297	299
6.00%, 05/01/2036	9	10		2.50%, 11/20/2040	87	90
6.00%, 06/01/2036	61	66		2.50%, 12/20/2040	50	52
6.00%, 02/01/2037	23	25		2.50%, 02/20/2042(a)	161	166
6.00%, 02/01/2037	83	91		2.50%, 01/20/2043(a)	231	236
6.00%, 03/01/2037	60	65		2.50%, 10/01/2043(e)	200	186
6.00%, 03/01/2037	176	193		2.50%, 10/01/2043	400	372
6.00%, 06/01/2037	33	36		3.00%, 04/15/2027	210	217
6.00%, 07/01/2037	15	16		3.00%, 09/20/2027	355	368
6.00%, 09/01/2037	87	95		3.00%, 11/20/2027	188	195
6.00%, 10/01/2037	12	13		3.00%, 02/20/2041(a)	133	138
6.00%, 11/01/2037	2	2		3.00%, 11/20/2041(a)	220	229

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
3.00%, 02/20/2042(a)	$189	$196		4.00%, 11/20/2041	$134	$142
3.00%, 04/20/2042(a)	567	590		4.00%, 12/15/2041	237	251
3.00%, 07/20/2042(a)	899	932		4.00%, 12/15/2041	137	145
3.00%, 09/20/2042	484	479		4.00%, 12/20/2041	133	141
3.00%, 12/20/2042	960	950		4.00%, 01/20/2042	712	755
3.00%, 03/20/2043	1,777	1,759		4.00%, 02/20/2042	590	626
3.00%, 03/20/2043	494	489		4.00%, 03/15/2042	292	308
3.00%, 08/15/2043	700	691		4.00%, 03/15/2042	199	210
3.00%, 10/01/2043(e)	2,100	2,070		4.00%, 03/20/2042	696	738
3.00%, 10/01/2043	9,300	9,191		4.00%, 04/20/2042	621	658
3.50%, 12/15/2025	29	30		4.00%, 07/20/2042	1,383	1,468
3.50%, 05/15/2026	41	44		4.00%, 06/20/2043	167	177
3.50%, 03/20/2027	95	101		4.00%, 09/15/2043	500	528
3.50%, 04/20/2027	172	182		4.00%, 09/20/2043	300	318
3.50%, 07/20/2040	44	46		4.00%, 10/01/2043	1,800	1,905
3.50%, 01/20/2041	134	138		4.50%, 04/20/2026	29	31
3.50%, 03/20/2041(a)	618	649		4.50%, 02/15/2039	610	656
3.50%, 05/20/2041	126	132		4.50%, 03/15/2039	104	112
3.50%, 10/01/2041(e)	200	206		4.50%, 03/15/2039	70	76
3.50%, 11/15/2041	97	100		4.50%, 03/15/2039	57	61
3.50%, 11/20/2041	40	42		4.50%, 03/15/2039	218	234
3.50%, 01/15/2042	106	109		4.50%, 03/20/2039	119	129
3.50%, 01/20/2042	187	193		4.50%, 04/15/2039	175	188
3.50%, 02/15/2042	207	213		4.50%, 04/15/2039	257	276
3.50%, 02/15/2042	230	237		4.50%, 04/15/2039	90	97
3.50%, 02/20/2042	180	186		4.50%, 05/15/2039	47	51
3.50%, 03/15/2042	181	186		4.50%, 05/15/2039	128	140
3.50%, 03/20/2042	208	215		4.50%, 05/15/2039	46	50
3.50%, 04/20/2042	424	438		4.50%, 06/15/2039	215	233
3.50%, 05/20/2042	1,470	1,519		4.50%, 07/15/2039	53	57
3.50%, 06/20/2042	866	895		4.50%, 11/15/2039	461	500
3.50%, 01/15/2043	998	1,028		4.50%, 11/15/2039	48	52
3.50%, 01/15/2043	593	611		4.50%, 12/15/2039	146	159
3.50%, 03/20/2043	966	998		4.50%, 01/15/2040	171	186
3.50%, 04/20/2043	977	1,009		4.50%, 02/15/2040	85	91
3.50%, 08/15/2043	399	410		4.50%, 02/15/2040	24	26
3.50%, 10/01/2043	10,100	10,419		4.50%, 02/15/2040	50	53
4.00%, 08/15/2024	47	50		4.50%, 02/15/2040	33	36
4.00%, 12/15/2024	45	48		4.50%, 02/15/2040	28	30
4.00%, 11/15/2025	33	35		4.50%, 02/15/2040	51	55
4.00%, 05/15/2026	41	44		4.50%, 03/15/2040	68	73
4.00%, 06/15/2039	23	24		4.50%, 05/15/2040	72	78
4.00%, 07/20/2040	96	101		4.50%, 06/15/2040	73	78
4.00%, 08/15/2040	68	72		4.50%, 06/15/2040	67	73
4.00%, 08/15/2040	188	199		4.50%, 07/15/2040	58	63
4.00%, 09/15/2040	104	111		4.50%, 07/15/2040	77	83
4.00%, 09/15/2040	75	80		4.50%, 08/15/2040	107	116
4.00%, 10/15/2040	101	107		4.50%, 08/15/2040	88	95
4.00%, 11/15/2040	93	99		4.50%, 08/15/2040	82	89
4.00%, 11/15/2040	15	16		4.50%, 08/15/2040	106	115
4.00%, 11/20/2040	68	72		4.50%, 09/15/2040	117	126
4.00%, 12/20/2040	108	115		4.50%, 09/15/2040	92	99
4.00%, 01/15/2041	107	116		4.50%, 10/15/2040	104	112
4.00%, 01/15/2041	235	251		4.50%, 12/15/2040	59	64
4.00%, 01/15/2041	78	83		4.50%, 01/20/2041	122	133
4.00%, 01/20/2041	216	230		4.50%, 01/20/2041	109	119
4.00%, 05/15/2041	73	78		4.50%, 02/20/2041	131	141
4.00%, 05/15/2041	112	119		4.50%, 02/20/2041	115	126
4.00%, 07/20/2041(a)	63	67		4.50%, 03/15/2041	55	59
4.00%, 07/20/2041	81	86		4.50%, 03/15/2041	287	310
4.00%, 08/15/2041	61	65		4.50%, 03/20/2041	71	77
4.00%, 08/15/2041	287	305		4.50%, 03/20/2041	117	128
4.00%, 09/15/2041	215	229		4.50%, 04/15/2041	57	62
4.00%, 09/15/2041	93	99		4.50%, 04/15/2041	142	154
4.00%, 09/15/2041	197	210		4.50%, 04/20/2041	143	154
4.00%, 09/20/2041	390	414		4.50%, 05/15/2041	97	106
4.00%, 10/15/2041	116	122		4.50%, 05/15/2041	82	89
4.00%, 10/15/2041	93	98		4.50%, 06/20/2041	442	477
4.00%, 11/15/2041	395	418		4.50%, 07/15/2041	65	70

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.50%, 07/15/2041	$184	$199		5.50%, 01/15/2024	$21	$22
4.50%, 07/20/2041	847	915		5.50%, 11/15/2033	62	69
4.50%, 08/15/2041	433	468		5.50%, 03/15/2034	24	27
4.50%, 08/20/2041	315	341		5.50%, 04/15/2034	25	27
4.50%, 09/20/2041	77	83		5.50%, 07/15/2034	17	19
4.50%, 10/01/2041(e)	1,200	1,288		5.50%, 11/15/2034	80	90
4.50%, 11/20/2041	1,154	1,244		5.50%, 02/15/2035	43	48
4.50%, 12/20/2041	80	87		5.50%, 03/15/2036	27	30
4.50%, 01/20/2042	572	618		5.50%, 04/15/2036	45	50
4.50%, 02/20/2042	295	318		5.50%, 12/15/2036	29	32
4.50%, 03/20/2042	77	83		5.50%, 04/15/2037	90	99
4.50%, 04/20/2042	152	165		5.50%, 05/15/2038	48	53
4.50%, 05/20/2042	176	190		5.50%, 06/15/2038	47	52
4.50%, 10/01/2043	3,100	3,341		5.50%, 09/15/2038	170	186
5.00%, 08/15/2033	116	127		5.50%, 10/20/2038	119	131
5.00%, 02/15/2034	135	148		5.50%, 11/15/2038	50	55
5.00%, 08/15/2035	87	96		5.50%, 12/20/2038	47	52
5.00%, 04/20/2037	12	13		5.50%, 01/15/2039	38	41
5.00%, 04/20/2038	841	917		5.50%, 01/15/2039	155	169
5.00%, 05/15/2038	218	237		5.50%, 01/15/2039	12	13
5.00%, 06/20/2038	96	104		5.50%, 01/15/2039	70	77
5.00%, 10/15/2038	52	56		5.50%, 02/15/2039	36	39
5.00%, 01/15/2039	469	510		5.50%, 02/20/2039	248	272
5.00%, 02/15/2039	369	401		5.50%, 05/15/2039	12	13
5.00%, 04/15/2039	500	546		5.50%, 12/15/2039	65	71
5.00%, 05/15/2039	35	38		5.50%, 03/15/2040	251	275
5.00%, 06/15/2039	75	84		5.50%, 04/15/2040	497	547
5.00%, 06/15/2039	87	98		5.50%, 07/20/2040	60	65
5.00%, 06/20/2039	101	111		5.50%, 11/15/2040	55	61
5.00%, 07/15/2039	81	88		5.50%, 04/20/2041	146	161
5.00%, 07/15/2039	78	85		5.50%, 10/20/2041	140	154
5.00%, 07/15/2039	92	103		5.50%, 11/20/2041	149	167
5.00%, 07/15/2039	70	78		5.50%, 10/20/2042	430	474
5.00%, 08/15/2039	79	88		5.50%, 11/20/2042	441	486
5.00%, 09/15/2039	78	87		5.50%, 10/01/2043	1,100	1,208
5.00%, 09/15/2039	32	35		6.00%, 07/15/2032	2	2
5.00%, 09/15/2039	82	91		6.00%, 12/15/2032	3	3
5.00%, 09/15/2039	78	85		6.00%, 10/15/2034	49	54
5.00%, 09/15/2039	97	106		6.00%, 04/15/2035	44	49
5.00%, 11/15/2039	96	107		6.00%, 04/15/2036	30	34
5.00%, 12/15/2039	160	174		6.00%, 06/15/2036	62	68
5.00%, 02/15/2040	98	107		6.00%, 04/15/2037	101	112
5.00%, 02/15/2040	95	107		6.00%, 05/15/2037	67	74
5.00%, 02/15/2040	92	103		6.00%, 10/20/2037	138	152
5.00%, 04/15/2040	66	73		6.00%, 11/20/2037	52	57
5.00%, 05/15/2040	57	63		6.00%, 01/15/2038	33	37
5.00%, 05/15/2040	83	91		6.00%, 08/15/2038	33	36
5.00%, 05/20/2040	27	29		6.00%, 01/15/2039	293	323
5.00%, 06/15/2040	16	17		6.00%, 09/15/2039	140	155
5.00%, 06/15/2040	131	142		6.00%, 09/15/2039	105	118
5.00%, 06/15/2040	70	76		6.00%, 11/15/2039	258	285
5.00%, 06/15/2040	182	200		6.00%, 04/15/2040	11	12
5.00%, 06/20/2040	124	138		6.00%, 01/20/2042	155	173
5.00%, 07/15/2040	59	65		6.50%, 10/20/2028	2	2
5.00%, 07/20/2040	127	139		6.50%, 05/20/2029	1	1
5.00%, 01/20/2041	66	72		6.50%, 02/20/2032	1	1
5.00%, 02/20/2041	158	174		6.50%, 05/20/2032	10	12
5.00%, 04/15/2041	400	439		6.50%, 05/15/2037	80	90
5.00%, 05/20/2041	144	158		6.50%, 08/20/2038	44	49
5.00%, 06/20/2041	38	42		6.50%, 09/15/2038	53	60
5.00%, 07/20/2041	60	66		7.00%, 01/15/2028	2	2
5.00%, 08/20/2041	432	473		7.00%, 03/15/2029	3	3
5.00%, 10/20/2041	49	54		7.00%, 07/15/2031	2	2
5.00%, 11/20/2041	140	153				$88,607
5.00%, 12/20/2041	111	121
5.00%, 02/20/2042	588	644		U.S. Treasury - 36.19%
5.00%, 04/20/2042	1,443	1,573		0.13%, 12/31/2014	1,540	1,539
5.00%, 12/20/2042	771	841		0.13%, 04/30/2015	1,149	1,147
5.00%, 10/01/2043	300	327		0.25%, 09/15/2014	4,879	4,885

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
0.25%, 09/30/2014	$1,400	$1,402		1.38%, 06/30/2018	$1,761	$1,766
0.25%, 10/31/2014	4,090	4,095		1.38%, 09/30/2018	4,000	3,997
0.25%, 11/30/2014	4,275	4,280		1.38%, 11/30/2018	507	505
0.25%, 12/15/2014	4,883	4,888		1.38%, 12/31/2018	927	923
0.25%, 01/15/2015	1,971	1,972		1.38%, 02/28/2019	1,627	1,614
0.25%, 02/28/2015	2,829	2,831		1.38%, 01/31/2020	2,000	1,944
0.25%, 03/31/2015	2,000	2,001		1.38%, 05/31/2020	2,000	1,930
0.25%, 05/15/2015	1,632	1,632		1.50%, 06/30/2016	1,566	1,606
0.25%, 05/31/2015	1,500	1,500		1.50%, 07/31/2016	2,503	2,566
0.25%, 07/15/2015	1,889	1,888		1.50%, 08/31/2018	6,500	6,543
0.25%, 07/31/2015	2,800	2,798		1.50%, 03/31/2019	1,380	1,375
0.25%, 08/15/2015	3,450	3,446		1.63%, 08/15/2022	2,899	2,701
0.25%, 09/15/2015	2,614	2,610		1.63%, 11/15/2022	5,119	4,739
0.25%, 10/15/2015	3,618	3,611		1.75%, 07/31/2015	2,053	2,108
0.25%, 12/15/2015	2,699	2,691		1.75%, 05/31/2016	1,920	1,982
0.25%, 04/15/2016	3,626	3,605		1.75%, 05/15/2023	6,275	5,815
0.25%, 05/15/2016	3,630	3,606		1.88%, 06/30/2015	1,973	2,027
0.38%, 11/15/2014	4,778	4,790		1.88%, 08/31/2017	2,129	2,198
0.38%, 03/15/2015	2,238	2,243		1.88%, 09/30/2017	984	1,015
0.38%, 04/15/2015	1,918	1,922		1.88%, 10/31/2017	1,484	1,530
0.38%, 06/15/2015	1,747	1,750		1.88%, 06/30/2020	2,000	1,991
0.38%, 06/30/2015	2,000	2,003		2.00%, 01/31/2016	3,544	3,675
0.38%, 08/31/2015	2,235	2,238		2.00%, 04/30/2016	1,900	1,973
0.38%, 11/15/2015	3,118	3,118		2.00%, 07/31/2020	2,200	2,206
0.38%, 01/15/2016	3,005	3,003		2.00%, 11/15/2021	2,000	1,955
0.38%, 02/15/2016	3,925	3,921		2.00%, 02/15/2022	1,314	1,277
0.38%, 03/15/2016	3,050	3,044		2.00%, 02/15/2023	5,168	4,922
0.50%, 10/15/2014	3,148	3,160		2.13%, 11/30/2014	5,185	5,303
0.50%, 06/15/2016	2,555	2,553		2.13%, 05/31/2015	3,027	3,121
0.50%, 07/31/2017	870	854		2.13%, 12/31/2015	3,825	3,973
0.63%, 07/15/2016	2,200	2,203		2.13%, 02/29/2016	1,500	1,561
0.63%, 08/15/2016	2,105	2,106		2.13%, 08/31/2020	1,905	1,922
0.63%, 05/31/2017	2,990	2,956		2.13%, 08/15/2021	2,190	2,172
0.63%, 08/31/2017	1,200	1,181		2.25%, 01/31/2015	2,046	2,102
0.63%, 09/30/2017	3,000	2,949		2.25%, 03/31/2016	1,900	1,985
0.63%, 11/30/2017	2,831	2,773		2.25%, 11/30/2017	1,514	1,584
0.63%, 04/30/2018	2,130	2,070		2.38%, 09/30/2014	2,821	2,884
0.75%, 06/30/2017	2,731	2,709		2.38%, 10/31/2014	4,597	4,708
0.75%, 10/31/2017	1,602	1,580		2.38%, 02/28/2015	2,000	2,061
0.75%, 12/31/2017	1,959	1,926		2.38%, 03/31/2016	2,015	2,111
0.75%, 02/28/2018	2,831	2,776		2.38%, 07/31/2017	1,720	1,808
0.75%, 03/31/2018	1,700	1,664		2.38%, 05/31/2018	1,675	1,757
0.88%, 11/30/2016	2,657	2,669		2.38%, 06/30/2018	613	643
0.88%, 12/31/2016	2,000	2,007		2.50%, 03/31/2015	657	680
0.88%, 01/31/2017	2,450	2,456		2.50%, 04/30/2015	732	758
0.88%, 02/28/2017	1,760	1,763		2.50%, 06/30/2017	629	665
0.88%, 04/30/2017	2,044	2,042		2.50%, 08/15/2023	2,178	2,156
0.88%, 01/31/2018	2,749	2,713		2.63%, 12/31/2014	1,891	1,949
0.88%, 07/31/2019	1,000	955		2.63%, 02/29/2016	1,800	1,894
1.00%, 08/31/2016	3,179	3,213		2.63%, 04/30/2016	1,865	1,967
1.00%, 09/30/2016	1,722	1,740		2.63%, 01/31/2018	1,286	1,364
1.00%, 10/31/2016	2,029	2,048		2.63%, 04/30/2018	1,711	1,815
1.00%, 03/31/2017	545	548		2.63%, 08/15/2020	4,210	4,394
1.00%, 05/31/2018	2,000	1,974		2.63%, 11/15/2020	2,057	2,140
1.00%, 06/30/2019	750	723		2.75%, 11/30/2016	2,576	2,738
1.00%, 08/31/2019	460	441		2.75%, 12/31/2017	823	878
1.00%, 09/30/2019	70	67		2.75%, 02/28/2018	1,673	1,785
1.00%, 11/30/2019	2,500	2,385		2.75%, 02/15/2019	1,758	1,871
1.13%, 05/31/2019	2,220	2,159		2.75%, 08/15/2042	1,911	1,584
1.13%, 12/31/2019	2,000	1,917		2.75%, 11/15/2042	3,290	2,723
1.13%, 03/31/2020	2,000	1,906		2.88%, 03/31/2018	222	238
1.13%, 04/30/2020	1,800	1,711		2.88%, 05/15/2043	2,610	2,215
1.25%, 08/31/2015	2,891	2,942		3.00%, 08/31/2016	1,714	1,832
1.25%, 09/30/2015	3,815	3,885		3.00%, 09/30/2016	366	391
1.25%, 10/31/2015	2,296	2,339		3.00%, 02/28/2017	1,099	1,179
1.25%, 01/31/2019	3,345	3,303		3.00%, 05/15/2042	1,127	988
1.25%, 04/30/2019	2,095	2,057		3.13%, 10/31/2016	924	993
1.25%, 02/29/2020	1,000	963		3.13%, 01/31/2017	1,628	1,752
1.38%, 11/30/2015	2,630	2,687		3.13%, 04/30/2017	1,000	1,079

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2013 (unaudited)

				(a) Variable Rate. Rate shown is in effect at September 30, 2013.
				(b) Fair value of these investments is determined in good faith by the
U.S. GOVERNMENT & GOVERNMENT	Principal			Manager under procedures established and periodically reviewed by the
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Board of Directors. At the end of the period, the fair value of these
U.S. Treasury (continued)				securities totaled $605 or 0.05% of net assets.
3.13%, 05/15/2019	$1,519	$1,645		(c)	Security exempt from registration under Rule 144A of the Securities Act of
3.13%, 11/15/2041	1,907	1,720		1933. These securities may be resold in transactions exempt from
3.13%, 02/15/2042	1,318	1,187		registration, normally to qualified institutional buyers. Unless otherwise
3.13%, 02/15/2043	1,600	1,434		indicated, these securities are not considered illiquid. At the end of the
3.25%, 07/31/2016	494	531		period, the value of these securities totaled $2,471 or 0.22% of net assets.
3.25%, 12/31/2016	2,474	2,672		(d) Non-Income Producing Security
3.25%, 03/31/2017	1,370	1,483		(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.38%, 11/15/2019	2,166	2,376		Notes to Financial Statements for additional information.
3.50%, 02/15/2018	887	975
3.50%, 05/15/2020	1,957	2,158
3.50%, 02/15/2039	2,210	2,167		Portfolio Summary (unaudited)
3.63%, 08/15/2019	10,189	11,309		Sector	Percent
3.63%, 02/15/2020	4,036	4,484		Government	43 .79%
3.63%, 02/15/2021	2,565	2,838		Mortgage Securities	30 .53%
3.63%, 08/15/2043	1,050	1,038
3.75%, 11/15/2018	960	1,071		Financial	8.11%
				Consumer, Non-cyclical	3.25%
3.75%, 08/15/2041	1,085	1,103		Energy	2.88%
3.88%, 05/15/2018	769	860
3.88%, 08/15/2040	1,344	1,401		Communications	2.54%
				Utilities	1.51%
4.00%, 02/15/2015	2,180	2,293		Industrial	1.25%
4.00%, 08/15/2018	1,000	1,128
4.13%, 05/15/2015	1,000	1,063		Basic Materials	1.11%
				Consumer, Cyclical	1.07%
4.25%, 11/15/2014	2,261	2,364		Technology	0.88%
4.25%, 08/15/2015	2,196	2,357
4.25%, 11/15/2017	213	240		Revenue Bonds	0.52%
				Asset Backed Securities	0.35%
4.25%, 05/15/2039	1,589	1,764		General Obligation Unlimited	0.30%
4.25%, 11/15/2040	846	938
4.38%, 02/15/2038	689	781		Insured	0.01%
				General Obligation Limited	0.01%
4.38%, 11/15/2039	1,527	1,729		Other Assets in Excess of Liabilities, Net	1.89%
4.38%, 05/15/2040	554	627
4.38%, 05/15/2041	1,188	1,343		TOTAL NET ASSETS	100.00%
4.50%, 11/15/2015	1,744	1,897
4.50%, 02/15/2036	2,415	2,791
4.50%, 05/15/2038	943	1,087
4.50%, 08/15/2039	1,058	1,222
4.63%, 11/15/2016	463	519
4.63%, 02/15/2017	309	348
4.63%, 02/15/2040	1,930	2,270
4.75%, 08/15/2017	2,704	3,091
4.75%, 02/15/2037	658	786
4.75%, 02/15/2041	18	21
5.25%, 11/15/2028	1,000	1,250
5.38%, 02/15/2031	850	1,084
6.00%, 02/15/2026	1,325	1,752
6.13%, 11/15/2027	33	44
6.25%, 05/15/2030	1,020	1,416
6.38%, 08/15/2027	570	785
6.50%, 11/15/2026	548	759
6.63%, 02/15/2027	13	18
7.25%, 05/15/2016	2,000	2,352
7.88%, 02/15/2021	129	180
8.00%, 11/15/2021	469	672
8.13%, 05/15/2021	51	73
8.13%, 08/15/2021	77	111
8.50%, 02/15/2020	77	109
8.75%, 05/15/2017	1,053	1,348
8.75%, 05/15/2020	1,178	1,689
9.25%, 02/15/2016	825	996
9.88%, 11/15/2015	64	77
11.25%, 02/15/2015	2,000	2,302
10.63%, 08/15/2015	153	182
		$410,448
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$739,053
Total Investments		$1,112,851
Other Assets in Excess of Liabilities, Net - 1.89%		$21,405
TOTAL NET ASSETS - 100.00%		$1,134,256

See accompanying notes.

Schedule of Investments Diversified Balanced Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.61%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 14.97%
International Equity Index Fund (a)	4,684,788	$54,906
MidCap S&P 400 Index Fund (a)	1,751,019	31,658
SmallCap S&P 600 Index Fund (a)	1,366,418	31,687
		$118,251

Principal Variable Contracts Funds, Inc. Class 1 - 84.64%
Bond Market Index Account (a)	39,938,078	395,786
LargeCap S&P 500 Index Account (a)	22,507,151	272,787
		$668,573
TOTAL INVESTMENT COMPANIES		$786,824
Total Investments		$786,824
Other Assets in Excess of Liabilities, Net - 0.39%		$3,113
TOTAL NET ASSETS - 100.00%		$789,937

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .11%
Domestic Equity Funds		42 .55%
International Equity Funds		6.95%
Other Assets in Excess of Liabilities, Net		0.39%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond Market Index Account	28,541,455	$286,588	12,206,909	$122,791	810,286	$8,067	39,938,078	$401,301
International Equity Index Fund	4,005,675	38,056	1,243,336	13,409	564,223	6,331	4,684,788	45,200
LargeCap S&P 500 Index Account	19,637,395	176,280	5,452,001	63,570	2,582,245	30,374	22,507,151	209,884
MidCap S&P 400 Index Fund	1,601,267	21,654	413,573	6,922	263,821	4,454	1,751,019	24,219
SmallCap S&P 600 Index Fund	1,309,478	20,167	321,810	6,647	264,870	5,581	1,366,418	21,424

		$542,745		$213,339		$54,807		$702,028

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$2,603			$(11)			$—
International Equity Index Fund		—			66			—
LargeCap S&P 500 Index Account		5,268			408			—
MidCap S&P 400 Index Fund		—			97			—
SmallCap S&P 600 Index Fund		—			191			—
		$7,871			$751			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Growth Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.44%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 19.95%
International Equity Index Fund (a)	16,241,943	$190,356
MidCap S&P 400 Index Fund (a)	5,311,809	96,037
SmallCap S&P 600 Index Fund (a)	4,145,086	96,125
		$382,518

Principal Variable Contracts Funds, Inc. Class 1 - 79.49%
Bond Market Index Account (a)	67,846,068	672,354
LargeCap S&P 500 Index Account (a)	70,229,346	851,180
		$1,523,534
TOTAL INVESTMENT COMPANIES		$1,906,052
Total Investments		$1,906,052
Other Assets in Excess of Liabilities, Net - 0.56%		$10,642
TOTAL NET ASSETS - 100.00%		$1,916,694

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .43%
Fixed Income Funds		35 .08%
International Equity Funds		9.93%
Other Assets in Excess of Liabilities, Net		0.56%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond Market Index Account	41,783,901	$419,397	26,533,147	$266,050	470,980	$4,653	67,846,068	$680,788
International Equity Index Fund	11,967,595	115,343	5,416,559	58,946	1,142,211	12,957	16,241,943	161,387
LargeCap S&P 500 Index Account	52,801,450	475,813	21,790,231	256,702	4,362,335	51,246	70,229,346	681,456
MidCap S&P 400 Index Fund	4,186,128	57,060	1,627,426	27,623	501,745	8,453	5,311,809	76,324
SmallCap S&P 600 Index Fund	3,423,356	53,082	1,293,125	27,182	571,395	12,030	4,145,086	68,495

		$1,120,695		$636,503		$89,339		$1,668,450

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond Market Index Account		$4,279			$(6)			$—
International Equity Index Fund		—			55			—
LargeCap S&P 500 Index Account		15,900			187			—
MidCap S&P 400 Index Fund		—			94			—
SmallCap S&P 600 Index Fund		—			261			—
		$20,179			$591			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Income Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 98.53%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 9.86%
International Equity Index Fund (a)	309,711	$3,630
MidCap S&P 400 Index Fund (a)	151,934	2,747
SmallCap S&P 600 Index Fund (a)	118,562	2,749
		$9,126

Principal Variable Contracts Funds, Inc. Class 1 - 88.67%
Bond Market Index Account (a)	6,006,616	59,526
LargeCap S&P 500 Index Account (a)	1,859,968	22,543
		$82,069
TOTAL INVESTMENT COMPANIES		$91,195
Total Investments		$91,195
Other Assets in Excess of Liabilities, Net - 1.47%		$1,357
TOTAL NET ASSETS - 100.00%		$92,552

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .31%
Domestic Equity Funds		30 .30%
International Equity Funds		3.92%
Other Assets in Excess of Liabilities, Net		1.47%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond Market Index Account	3,480,569	$35,461		3,426,854	$34,570	900,807	$9,023	6,006,616	$60,995
International Equity Index Fund	214,830	2,102		184,736	2,000	89,855	991	309,711	3,115
LargeCap S&P 500 Index Account	1,317,472	13,390		1,056,459	12,246	513,963	6,005	1,859,968	19,686
MidCap S&P 400 Index Fund	112,686	1,653		86,424	1,441	47,176	794	151,934	2,312
SmallCap S&P 600 Index Fund	92,137	1,613		68,568	1,405	42,143	884	118,562	2,154

		$54,219			$51,662		$17,697		$88,262

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond Market Index Account			$385			$(13)			$—
International Equity Index Fund			—			4			—
LargeCap S&P 500 Index Account			428			55			—
MidCap S&P 400 Index Fund			—			12			—
SmallCap S&P 600 Index Fund			—			20			—
			$813			$78			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2013 (unaudited)

COMMON STOCKS - 98.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 1.24%				Banks (continued)
Publicis Groupe SA	44,373	$3,530		Credicorp Ltd	2,475	$318
Teleperformance	4,253	206		DBS Group Holdings Ltd	283,000	3,705
WPP PLC	110,330	2,267		DNB ASA	203,717	3,094
		$6,003		FirstRand Ltd	210,369	702
				Grupo Financiero Banorte SAB de CV	56,600	353
Aerospace & Defense - 1.61%				Gunma Bank Ltd/The	35,000	205
BAE Systems PLC	246,447	1,811		HDFC Bank Ltd ADR	13,758	423
European Aeronautic Defence and Space Co	37,498	2,389		HSBC Holdings PLC	620,396	6,715
NV				ICICI Bank Ltd ADR	13,322	406
Safran SA	58,639	3,612		Industrial & Commercial Bank of China Ltd	1,572,555	1,097
		$7,812		KBC Groep NV	29,213	1,437
Agriculture - 1.98%				Lloyds Banking Group PLC (a)	3,000,348	3,572
British American Tobacco PLC	88,144	4,639		Malayan Banking Bhd	302,200	912
Japan Tobacco Inc	137,700	4,964		Mitsubishi UFJ Financial Group Inc	622,900	3,996
		$9,603		Nordea Bank AB	286,281	3,455
				Royal Bank of Canada	64,505	4,133
Airlines - 0.90%				Sberbank of Russia	250,350	754
Cathay Pacific Airways Ltd	9,000	18		Skandinaviska Enskilda Banken AB	324,234	3,437
easyJet PLC	143,408	2,963		Sumitomo Mitsui Financial Group Inc	103,000	4,988
Ryanair Holdings PLC ADR	28,045	1,395		Sumitomo Mitsui Trust Holdings Inc	288,019	1,432
		$4,376		Svenska Handelsbanken AB	69,841	2,988
Apparel - 0.23%				Swedbank AB	184,695	4,302
				Sydbank A/S (a)	11,200	292
Makalot Industrial Co Ltd	52,000	261
Prada SpA	90,414	876		Turkiye Halk Bankasi AS	40,575	297
				Turkiye Is Bankasi	172,667	457
		$1,137		UBS AG (a)	75,779	1,553
Automobile Manufacturers - 4.91%				Westpac Banking Corp	21,109	645
Bayerische Motoren Werke AG	20,557	2,211				$69,800
Daimler AG	47,111	3,673
Fuji Heavy Industries Ltd	146,000	4,069		Beverages - 1.18%
Great Wall Motor Co Ltd	229,500	1,247		Anheuser-Busch InBev NV	44,947	4,458
Hyundai Motor Co	6,469	1,509		Cia de Bebidas das Americas ADR	19,295	740
Kia Motors Corp	18,514	1,124		Fomento Economico Mexicano SAB de CV	5,405	525
Mazda Motor Corp (a)	337,000	1,515		ADR
Toyota Motor Corp	131,800	8,453				$5,723
		$23,801		Biotechnology - 0.50%
Automobile Parts & Equipment - 2.26%				CSL Ltd	35,836	2,139
				Genmab A/S (a)	3,616	149
Aisin Seiki Co Ltd	41,000	1,758		Morphosys AG (a)	2,052	159
Bridgestone Corp	48,600	1,781
Continental AG	13,457	2,281				$2,447
Georg Fischer AG (a)	2,170	1,321		Building Materials - 1.39%
Hyundai Mobis	2,683	714		Anhui Conch Cement Co Ltd	38,000	122
JTEKT Corp	85,500	1,176		Buzzi Unicem SpA	14,471	226
Kenda Rubber Industrial Co Ltd	66,560	134		China National Building Material Co Ltd	226,000	217
Minth Group Ltd	88,000	175		HeidelbergCement AG	34,104	2,635
Norma Group SE	4,522	218		Kingspan Group PLC	56,493	948
Plastic Omnium SA	13,125	332		Lafarge SA	29,606	2,066
Showa Corp	14,498	195		Sanwa Holdings Corp	46,000	281
Tokai Rika Co Ltd	5,741	122		Sumitomo Osaka Cement Co Ltd	57,956	234
Toyo Tire & Rubber Co Ltd	25,142	152				$6,729
Xinyi Glass Holdings Ltd	622,000	573
		$10,932		Chemicals - 2.34%
				BASF SE	6,814	653
Banks - 14.41%				Elementis PLC	31,134	121
Agricultural Bank of China Ltd	982,000	452		Essentra PLC	84,389	1,023
Aozora Bank Ltd	379,241	1,123		Givaudan SA (a)	1,599	2,337
Australia & New Zealand Banking Group Ltd	120,768	3,472		Johnson Matthey PLC	28,787	1,308
Banca Generali SpA	7,002	158		LG Chem Ltd	2,022	578
Banco do Brasil SA	76,983	896		Methanex Corp	4,200	216
Bangkok Bank PCL	87,700	553		Nan Ya Plastics Corp	2,140	4
Bank Mandiri Persero Tbk PT	493,000	339		Nippon Soda Co Ltd	45,000	268
Bank of China Ltd	2,943,200	1,343		PTT Global Chemical PCL (b)	254,200	607
Bank of Georgia Holdings PLC	9,676	302		Sasol Ltd	19,944	952
Bank Rakyat Indonesia Persero Tbk PT	578,997	362		Solvay SA	11,460	1,719
Barclays PLC	164,806	704		Yara International ASA	32,192	1,329
Barclays PLC - Rights (a)	41,201	54		Zeon Corp	18,000	231
Canadian Imperial Bank of Commerce/Canada	19,600	1,561				$11,346
China Construction Bank Corp	2,292,535	1,765
China Merchants Bank Co Ltd	329,740	599		Commercial Services - 0.46%
Compartamos SAB de CV (a)	241,311	449		Ashtead Group PLC	98,115	977

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)

Commercial Services (continued)				Engineering & Construction (continued)
Kroton Educacional SA	33,400	$475		Yokogawa Bridge Holdings Corp	9,000	$128
Loomis AB	10,388	229				$7,228
OHL Mexico SAB de CV (a)	85,300	224
Societa Iniziative Autostradali e Servizi SpA	11,148	110		Entertainment - 0.46%
Stantec Inc	3,855	197		Gtech Spa	8,736	250
		$2,212		William Hill PLC	303,159	1,977
						$2,227
Computers - 0.70%
CGI Group Inc (a)	51,800	1,818		Food - 2.82%
Ingenico	18,839	1,357		Associated British Foods PLC	37,604	1,141
NEC Networks & System Integration Corp	8,200	199		BRF SA	24,300	593
		$3,374		Cia Brasileira de Distribuicao Grupo Pao de	6,970	321
				Acucar ADR
Distribution & Wholesale - 0.69%				Cosan SA Industria e Comercio	12,000	229
DCC PLC	4,600	188		Fuji Oil Co Ltd/Osaka	11,800	205
Inchcape PLC	31,106	307		JBS SA	144,931	505
ITOCHU Corp	100,000	1,232		Magnit OJSC	13,490	833
Toyota Tsusho Corp	27,400	719		Nestle SA	69,367	4,837
Wolseley PLC	17,822	922		Premier Foods PLC (a)	36,128	91
		$3,368		Tate & Lyle PLC	43,505	518
				Unilever PLC	98,914	3,846
Diversified Financial Services - 3.09%				Uni-President Enterprises Corp	286,900	535
Aberdeen Asset Management PLC	23,631	145		Vigor Alimentos SA (c)	4,384	15
Azimut Holding SpA	78,758	1,801				$13,669
Century Tokyo Leasing Corp	7,200	227
Coronation Fund Managers Ltd	24,368	166		Forest Products & Paper - 1.92%
Daishin Securities Co Ltd	18,560	160		DS Smith PLC	352,049	1,639
Daiwa Securities Group Inc	363,000	3,276		Mondi PLC	163,624	2,761
Hana Financial Group Inc	16,500	566		Smurfit Kappa Group PLC	196,510	4,443
Intermediate Capital Group PLC	232,612	1,680		Sumitomo Forestry Co Ltd	16,453	179
International Personal Finance PLC	26,228	259		Suzano Papel e Celulose SA	42,400	168
Jaccs Co Ltd	37,000	186		West Fraser Timber Co Ltd	1,171	106
Mahindra & Mahindra Financial Services Ltd	49,301	203				$9,296
Malaysia Building Society	214,600	181
Mega Financial Holding Co Ltd	1,680,910	1,378		Gas - 0.87%
ORIX Corp	220,980	3,613		Gas Natural SDG SA	89,244	1,866
Paragon Group of Cos PLC	24,773	125		Keyera Corp	14,700	836
Provident Financial PLC	9,409	253		Tokyo Gas Co Ltd	279,000	1,530
Schroders PLC	18,338	765				$4,232
		$14,984		Hand & Machine Tools - 0.11%
Electric - 0.45%				KUKA AG	6,444	280
Atco Ltd/Canada	3,600	156		Techtronic Industries Co	103,417	269
China Power International Development Ltd	541,000	204				$549
Huaneng Power International Inc	436,000	437		Healthcare - Products - 0.91%
Tenaga Nasional BHD	505,100	1,400		Coloplast A/S	51,169	2,914
		$2,197		Elekta AB	79,616	1,284
Electrical Components & Equipment - 0.71%				Hogy Medical Co Ltd	3,600	200
Delta Electronics Inc	149,000	724				$4,398
Hitachi Ltd	411,261	2,725		Healthcare - Services - 0.78%
		$3,449		Eurofins Scientific	609	153
Electronics - 0.57%				Fresenius SE & Co KGaA	14,103	1,751
Hon Hai Precision Industry Co Ltd	82,492	212		Primary Health Care Ltd	32,597	147
Jahwa Electronics Co Ltd	6,040	110		Ramsay Health Care Ltd	50,580	1,708
Nichicon Corp	17,300	191				$3,759
Omron Corp	43,800	1,587		Holding Companies - Diversified - 0.27%
Phison Electronics Corp	48,000	346		Alfa SAB de CV	223,200	602
Tokyo Seimitsu Co Ltd	6,700	123		Emperor International Holdings	522,000	147
Truly International Holdings	296,000	172		KOC Holding AS	73,183	338
		$2,741		Siam Cement PCL	17,600	242
Engineering & Construction - 1.49%						$1,329
Bilfinger SE	11,269	1,187		Home Builders - 1.81%
Cheung Kong Infrastructure Holdings Ltd	143,000	992		Barratt Developments PLC (a)	693,178	3,453
China Railway Construction Corp Ltd	746,648	789		Persimmon PLC (a)	133,898	2,354
Daelim Industrial Co Ltd	5,712	515		Taylor Wimpey PLC	1,833,019	2,977
Grupo Aeroportuario del Centro Norte Sab de	69,091	231				$8,784
CV (a)
Obrascon Huarte Lain SA	7,481	284		Home Furnishings - 0.68%
Skanska AB	68,473	1,318		Howden Joinery Group PLC	59,189	279
Vinci SA	30,643	1,784		LG Corp	11,388	702

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Home Furnishings (continued)				Mining (continued)
Sony Corp	107,100	$2,299		Jiangxi Copper Co Ltd	136,000	$269
		$3,280		Lundin Mining Corp (a)	35,000	154
				MMC Norilsk Nickel OJSC ADR	16,291	235
Insurance - 5.54%				PanAust Ltd	112,582	223
Allianz SE	27,908	4,391		Sesa Goa Ltd ADR(a)	22,425	253
AXA SA	108,696	2,523		Southern Copper Corp	15,424	420
Beazley PLC	63,256	215				$6,548
Cathay Financial Holding Co Ltd	616,777	879
Challenger Ltd/Australia	60,019	308		Miscellaneous Manufacturing - 0.50%
Hannover Rueck SE	41,107	3,021		Amano Corp	9,000	93
Legal & General Group PLC	501,542	1,592		IMI PLC	59,198	1,394
MS&AD Insurance Group Holdings	72,700	1,893		Largan Precision Co Ltd	11,000	370
PICC Property & Casualty Co Ltd	260,000	353		Senior PLC	29,224	128
Powszechny Zaklad Ubezpieczen SA	4,108	557		Singamas Container Holdings Ltd	560,000	137
Prudential PLC	228,373	4,249		Sunny Optical Technology Group Co Ltd	87,000	91
Sampo	90,692	3,901		Trelleborg AB	11,767	223
Sanlam Ltd	215,970	1,006				$2,436
SCOR SE	8,122	269
Standard Life PLC	298,383	1,667		Office & Business Equipment - 0.29%
		$26,824		Ricoh Co Ltd	100,000	1,159
				Seiko Epson Corp	14,200	234
Internet - 0.52%						$1,393
Mail.ru Group Ltd	9,397	359
Quindell Portfolio PLC (a)	506,899	135		Oil & Gas - 6.11%
				Afren PLC (a)	103,181	231
Rightmove PLC	4,266	163		Bangchak Petroleum PCL (b)	136,700	139
Tencent Holdings Ltd	35,800	1,878		Bellatrix Exploration Ltd (a)	35,100	267
		$2,535		BP PLC	63,207	443
Iron & Steel - 1.33%				Canadian Natural Resources Ltd	98,900	3,108
APERAM	6,453	100		China Petroleum & Chemical Corp	228,800	179
BlueScope Steel Ltd (a)	20,882	91		CNOOC Ltd	659,000	1,341
Cia Siderurgica Nacional SA ADR	76,842	328		Ecopetrol SA ADR	13,360	615
Fortescue Metals Group Ltd	397,493	1,770		Gazprom OAO ADR	206,207	1,813
Gerdau SA ADR	45,743	341		Husky Energy Inc	78,300	2,252
Hyundai Steel Co	7,048	542		Lukoil OAO ADR	23,409	1,481
Kumba Iron Ore Ltd	11,934	551		NovaTek OAO	3,365	444
Kyoei Steel Ltd	7,300	133		OMV AG	46,067	2,275
POSCO ADR	14,868	1,095		PetroChina Co Ltd	238,815	263
Salzgitter AG	3,386	141		Petroleo Brasileiro SA ADR	72,385	1,121
Voestalpine AG	28,340	1,355		Premier Oil PLC	23,076	121
		$6,447		PTT Exploration & Production PCL (b)	70,700	370
				Reliance Industries Ltd	61,948	814
Lodging - 0.55%				Repsol SA	73,666	1,827
MGM China Holdings Ltd	334,000	1,109		RMP Energy Inc (a)	52,200	288
Whitbread PLC	32,118	1,540		Rosneft OAO	77,697	628
		$2,649		Royal Dutch Shell PLC - A Shares	35,650	1,175
Machinery - Diversified - 0.47%				Royal Dutch Shell PLC - B Shares	67,340	2,324
Daifuku Co Ltd	24,500	266		Seadrill Ltd	62,322	2,799
Daihen Corp	26,000	105		SK Holdings Co Ltd	4,687	846
Duerr AG	4,416	325		Tatneft OAO ADR	21,594	844
Mitsubishi Heavy Industries Ltd	230,000	1,326		Vermilion Energy Inc	24,330	1,337
OC Oerlikon Corp AG (a)	18,215	244		Whitecap Resources Inc	21,196	249
		$2,266				$29,594
Media - 1.52%				Oil & Gas Services - 0.08%
Grupo Televisa SAB ADR	26,534	742		China Oilfield Services Ltd	104,000	261
ITV PLC	1,044,709	2,964		Petroleum Geo-Services ASA	8,635	107
Mediaset SpA (a)	281,626	1,143				$368
Naspers Ltd	13,704	1,269		Packaging & Containers - 0.80%
ProSiebenSat.1 Media AG	24,940	1,060		Amcor Ltd/Australia	241,928	2,360
TV Asahi Corp	7,232	168		Rexam PLC	196,084	1,528
		$7,346				$3,888
Metal Fabrication & Hardware - 0.05%				Pharmaceuticals - 7.36%
Hyosung Corp	3,757	251		Aurobindo Pharma Ltd	39,659	128
				Bayer AG	40,884	4,821
Mining - 1.35%				BTG PLC (a)	98,627	612
Alamos Gold Inc	7,100	110		Chong Kun Dang Pharm Corp	5,726	361
Argonaut Gold Inc (a)	14,269	83		GlaxoSmithKline PLC	79,366	1,995
BHP Billiton Ltd	125,610	4,179		Kaken Pharmaceutical Co Ltd	9,000	137
Boliden AB	4,761	71		KYORIN Holdings Inc	6,400	136
Grupo Mexico SAB de CV	184,000	551		Novartis AG	89,339	6,872

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Pharmaceuticals (continued)				Telecommunications (continued)
Novo Nordisk A/S	24,334	$4,121		China Telecom Corp Ltd	1,024,000	$506
Roche Holding AG	35,020	9,451		China Wireless Technologies Ltd	610,442	244
Sanofi	36,288	3,675		Chunghwa Telecom Co Ltd	152,000	484
Shire PLC	72,216	2,889		FIH Mobile Ltd (a)	275,000	171
Sun Pharmaceutical Industries Ltd	49,849	473		Freenet AG	51,684	1,249
		$35,671		GN Store Nord A/S	11,898	251
				KDDI Corp	77,700	3,993
Pipelines - 0.74%				LG Uplus Corp (a)	27,810	299
AltaGas Ltd	30,809	1,095		MegaFon OAO	11,935	420
TransCanada Corp	57,200	2,513		MTN Group Ltd	53,561	1,046
		$3,608		Nippon Telegraph & Telephone Corp	71,300	3,711
Real Estate - 2.83%				Samart Corp PCL (b)	290,300	177
Brookfield Asset Management Inc	118,442	4,432		SK Telecom Co Ltd	3,714	759
Country Garden Holdings Co Ltd	1,028,000	657		Softbank Corp	59,300	4,118
Ez Tec Empreendimentos e Participacoes SA	5,773	80		Taiwan Mobile Co Ltd	68,582	243
IMMOFINANZ AG (a)	288,204	1,258		Telekomunikasi Indonesia Persero Tbk PT	2,588,000	469
K Wah International Holdings Ltd	431,000	233		TeliaSonera AB	232,650	1,780
KWG Property Holding Ltd	388,561	245		VimpelCom Ltd ADR	42,165	495
Mah Sing Group Bhd	199,920	136		Vodafone Group PLC	803,676	2,821
Mitsui Fudosan Co Ltd	107,000	3,613				$29,737
Shenzhen Investment Ltd	336,000	136		Toys, Games & Hobbies - 0.21%
Shimao Property Holdings Ltd	292,500	673		Namco Bandai Holdings Inc	54,200	1,012
Sumitomo Realty & Development Co Ltd	41,000	1,954
Sunac China Holdings Ltd	259,000	168
Tokyo Tatemono Co Ltd	13,000	119		Transportation - 3.29%
		$13,704		AP Moeller - Maersk A/S - B shares	183	1,679
				Canadian National Railway Co	47,188	4,781
REITS - 0.99%				Canadian Pacific Railway Ltd	27,900	3,443
Japan Hotel REIT Investment Corp	264	123		Deutsche Post AG	45,252	1,501
Mirvac Group	1,000,427	1,626		East Japan Railway Co	36,600	3,154
RioCan Real Estate Investment Trust	37,082	875		Seino Holdings Co Ltd	119,000	1,218
Westfield Group	209,551	2,152		Senko Co Ltd	31,000	156
		$4,776				$15,932
Retail - 3.27%				TOTAL COMMON STOCKS		$477,986
Alimentation Couche Tard Inc	56,984	3,553		PREFERRED STOCKS - 0.62%	Shares Held	Value(000's)
Aoyama Trading Co Ltd	5,800	158		Banks- 0.22%
Cie Financiere Richemont SA	44,744	4,483		Banco Bradesco SA	21,900	303
Dollarama Inc	45,900	3,730		Itau Unibanco Holding SA	52,975	750
GS Home Shopping Inc	440	102				$1,053
Jean Coutu Group PJC Inc/The	11,300	200
Lawson Inc	18,600	1,458		Iron & Steel - 0.32%
Man Wah Holdings Ltd	216,400	339		Vale SA	110,045	1,569
Pandora A/S	34,574	1,428
Shimachu Co Ltd	7,400	184
Tsuruha Holdings Inc	2,400	211		Telecommunications - 0.08%
		$15,846		Telefonica Brasil SA	16,500	368
Semiconductors - 2.44%				TOTAL PREFERRED STOCKS		$2,990
ARM Holdings PLC	163,726	2,621			Maturity
Chipbond Technology Corp	68,000	140		REPURCHASE AGREEMENTS - 0.40% Amount (000's)		Value(000's)
King Yuan Electronics Co Ltd	421,494	291
MediaTek Inc	76,000	939		Banks- 0.40%
Samsung Electronics Co Ltd	3,060	3,892		Investment in Joint Trading Account; Barclays $	561	$561
SK Hynix Inc (a)	21,260	599		Bank Repurchase Agreement; 0.06% dated
Taiwan Semiconductor Manufacturing Co Ltd	647,140	2,203		09/30/2013 maturing 10/01/2013
Tokyo Electron Ltd	21,400	1,151		(collateralized by US Government
		$11,836		Securities; $572,289; 0.63% - 2.50%; dated
				03/31/15 - 07/15/16)
Software - 0.50%				Investment in Joint Trading Account; Credit	393	393
HCL Technologies Ltd	41,040	713		Suisse Repurchase Agreement; 0.05%
Tech Mahindra Ltd	24,612	525		dated 09/30/2013 maturing 10/01/2013
UBISOFT Entertainment (a)	75,723	1,171		(collateralized by US Government
		$2,409		Securities; $400,603; 0.00% - 10.63%;
				dated 08/15/15 - 08/15/40)
Storage & Warehousing - 0.03%				Investment in Joint Trading Account; Deutsche	155	155
Sumitomo Warehouse Co Ltd/The	20,000	125		Bank Repurchase Agreement; 0.10% dated
				09/30/2013 maturing 10/01/2013
Telecommunications - 6.14%				(collateralized by US Government
America Movil SAB de CV ADR	21,219	420		Securities; $157,952; 0.00% - 5.41%; dated
BT Group PLC	776,612	4,300		04/01/26 - 04/17/36)
China Mobile Ltd	158,285	1,781

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		September 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$506	$506
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $515,874; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	337	336
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $343,374; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$1,951
TOTAL REPURCHASE AGREEMENTS		$1,951
Total Investments		$482,927
Other Assets in Excess of Liabilities, Net - 0.33%		$1,618
TOTAL NET ASSETS - 100.00%		$484,545

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $1,293 or 0.27% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Japan		18 .11%
United Kingdom		16 .42%
Canada		8.52%
Switzerland		6.61%
Germany		6.50%
France		4.74%
Australia		4.30%
Sweden		3.94%
Korea, Republic Of		3.03%
China		3.01%
Denmark		2.24%
Ireland		2.09%
Taiwan, Province Of China		1.87%
Brazil		1.82%
Russian Federation		1.61%
Belgium		1.57%
Hong Kong		1.22%
South Africa		1.17%
Austria		1.01%
Italy		0.94%
Norway		0.93%
Mexico		0.84%
Netherlands		0.82%
Spain		0.82%
India		0.82%
Finland		0.81%
Singapore		0.76%
Bermuda		0.58%
Malaysia		0.55%
United States		0.51%
Thailand		0.44%
Indonesia		0.25%
Macao		0.23%
Turkey		0.22%
Colombia		0.13%
Poland		0.12%
Peru		0.07%
Luxembourg		0.05%
Other Assets in Excess of Liabilities, Net		0.33%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
September 30, 2013 (unaudited)

COMMON STOCKS - 97.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Aerospace & Defense - 2.77%				Healthcare - Products - 1.67%
Lockheed Martin Corp	77,232	$9,851		Becton Dickinson and Co	43,585	$4,359
Raytheon Co	96,147	7,410		Medtronic Inc	113,392	6,038
		$17,261				$10,397
Apparel - 1.27%				Insurance - 7.56%
VF Corp	39,800	7,922		ACE Ltd	136,732	12,793
				Allstate Corp/The	129,378	6,540
				Chubb Corp/The	48,811	4,357
Automobile Manufacturers - 0.90%				Fidelity National Financial Inc	296,293	7,881
PACCAR Inc	100,876	5,615		MetLife Inc	281,675	13,224
				Swiss Re AG ADR	26,841	2,224
Automobile Parts & Equipment - 1.50%						$47,019
Autoliv Inc	72,422	6,329
Johnson Controls Inc	71,817	2,980		Machinery - Diversified - 1.95%
		$9,309		Deere & Co	148,853	12,115
Banks - 8.68%				Media - 0.43%
Australia & New Zealand Banking Group Ltd	54,812	1,567		Walt Disney Co/The	41,649	2,686
ADR
Bank of Nova Scotia	100,508	5,760
Grupo Financiero Santander Mexico SAB de	185,030	2,557		Mining - 0.59%
CV ADR				BHP Billiton Ltd ADR	55,542	3,694
JP Morgan Chase & Co	237,458	12,274
M&T Bank Corp	51,156	5,726
PNC Financial Services Group Inc/The	131,416	9,521		Miscellaneous Manufacturing - 1.87%
US Bancorp/MN	224,768	8,222		3M Co	30,945	3,695
Wells Fargo & Co	203,806	8,421		Parker Hannifin Corp	72,952	7,931
		$54,048				$11,626
				Oil & Gas - 12.75%
Beverages - 0.88%				Chevron Corp	77,246	9,385
Coca-Cola Co/The	127,270	4,821
Dr Pepper Snapple Group Inc	14,055	630		Crescent Point Energy Corp	215,121	8,145
				Exxon Mobil Corp	103,887	8,938
		$5,451		Marathon Oil Corp	177,237	6,182
Chemicals - 1.03%				Marathon Petroleum Corp	129,392	8,323
Air Products & Chemicals Inc	25,229	2,689		Occidental Petroleum Corp	134,609	12,591
EI du Pont de Nemours & Co	63,631	3,726		Penn West Petroleum Ltd	566,751	6,308
		$6,415		Royal Dutch Shell PLC - B shares ADR	172,416	11,871
				Total SA ADR	131,282	7,604
Computers - 1.63%						$79,347
Apple Inc	21,307	10,158
				Pharmaceuticals - 11.43%
				Abbott Laboratories	151,689	5,035
Distribution & Wholesale - 1.19%				AbbVie Inc	155,990	6,977
Genuine Parts Co	91,437	7,396		GlaxoSmithKline PLC ADR	151,975	7,625
				Johnson & Johnson	67,627	5,863
Diversified Financial Services - 2.95%				Merck & Co Inc	251,770	11,987
BlackRock Inc	46,777	12,659		Novartis AG ADR	95,636	7,336
Discover Financial Services	112,719	5,697		Pfizer Inc	413,659	11,876
		$18,356		Roche Holding AG ADR	128,155	8,654
				Teva Pharmaceutical Industries Ltd ADR	153,732	5,808
Electric - 3.50%						$71,161
NextEra Energy Inc	88,522	7,096
Northeast Utilities	122,779	5,065		Pipelines - 3.84%
Wisconsin Energy Corp	104,899	4,236		Enterprise Products Partners LP	143,450	8,756
Xcel Energy Inc	195,488	5,397		Kinder Morgan Energy Partners LP	83,461	6,663
		$21,794		Kinder Morgan Inc/DE	238,873	8,497
						$23,916
Electrical Components & Equipment - 0.46%
Emerson Electric Co	43,714	2,828		Private Equity - 1.03%
				KKR & Co LP	312,007	6,421
Electronics - 0.68%
Honeywell International Inc	51,215	4,253		REITS - 4.65%
				American Capital Agency Corp	386,518	8,724
				Annaly Capital Management Inc	669,978	7,758
Food - 2.57%				Digital Realty Trust Inc	234,417	12,448
Kraft Foods Group Inc	115,035	6,033				$28,930
Kroger Co/The	246,713	9,952
		$15,985		Retail - 2.30%
				Costco Wholesale Corp	23,497	2,705
Gas - 0.97%				McDonald's Corp	61,250	5,893
Sempra Energy	70,814	6,062		Tiffany & Co	74,461	5,705
						$14,303

See accompanying notes.

Schedule of Investments
Equity Income Account
September 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
Semiconductors - 5.55%				Financial	25 .37%
Applied Materials Inc	412,646	$7,237		Energy	16 .59%
Intel Corp	436,206	9,998		Consumer, Non-cyclical	16 .55%
Maxim Integrated Products Inc	193,823	5,776		Consumer, Cyclical	10 .75%
Microchip Technology Inc	173,240	6,980		Industrial	10 .32%
Taiwan Semiconductor Manufacturing Co Ltd	268,742	4,558		Technology	8.70%
ADR				Utilities	4.47%
		$34,549		Communications	3.73%
				Basic Materials	1.62%
Software - 1.52%				Other Assets in Excess of Liabilities, Net	1.90%
Microsoft Corp	283,997	9,460		TOTAL NET ASSETS	100.00%
Telecommunications - 3.30%
BCE Inc	130,457	5,571
CenturyLink Inc	161,449	5,066
Verizon Communications Inc	52,149	2,433
Vodafone Group PLC ADR	211,593	7,444
		$20,514
Toys, Games & Hobbies - 3.59%
Hasbro Inc	203,497	9,593
Mattel Inc	304,464	12,745
		$22,338
Transportation - 2.59%
Norfolk Southern Corp	63,206	4,889
Union Pacific Corp	30,785	4,782
United Parcel Service Inc	70,850	6,474
		$16,145
TOTAL COMMON STOCKS		$607,474
	Maturity
REPURCHASE AGREEMENTS - 0.50% Amount (000's)		Value(000	's)
Banks- 0.50%
Investment in Joint Trading Account; Barclays $	896	$896
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $914,295; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	628	628
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $640,006; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	247	247
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $252,345; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	808	808
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $824,165; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	538	538
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $548,577; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$3,117
TOTAL REPURCHASE AGREEMENTS		$3,117
Total Investments		$610,591
Other Assets in Excess of Liabilities, Net - 1.90%		$11,837
TOTAL NET ASSETS - 100.00%		$622,428

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS- 32.95%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.18%			Mortgage Backed Securities (continued)
CPS Auto Trust			Ginnie Mae (continued)
2.20%, 03/16/2020(a)	$722	$720	0.85%, 02/16/2053(b)	$39,426	$2,930
			0.87%, 02/16/2053(b)	15,769	1,209
			0.92%, 03/16/2052(b)	8,949	760
Home Equity Asset Backed Securities - 1.28%			0.92%, 04/16/2053(b)	17,053	829
ACE Securities Corp Mortgage Loan Trust			0.93%, 02/16/2053(b)	23,631	2,027
Series 2007-D1			0.95%, 11/16/2052(b)	19,716	1,652
6.34%, 02/25/2038(a),(b)	3,300	3,244
			0.95%, 01/01/2055(b)	15,958	972
6.93%, 02/25/2038(a)	1,840	1,826
			0.96%, 02/16/2046(b)	13,902	1,079
		$5,070	0.99%, 09/16/2053(b)	14,771	1,163
Mortgage Backed Securities - 30.63%			1.03%, 02/16/2055(b)	27,092	1,578
Banc of America Commercial Mortgage Trust			1.06%, 03/16/2049(b)	11,751	810
2007-4			1.06%, 04/16/2053(b)	9,659	802
6.00%, 02/10/2051(b)	1,000	1,095	1.39%, 09/16/2053(b)	16,135	1,161
BCAP LLC 2010-RR2 Trust			1.52%, 08/16/2052(b)	13,207	973
2.37%, 06/26/2045(a),(b),(c)	2,400	2,040	1.58%, 09/16/2054(b)	1,981	1,963
Bear Stearns Asset Backed Securities I Trust			3.50%, 12/20/2034(b)	10,427	1,192
2005-AC6			3.50%, 03/20/2036	2,360	2,470
5.25%, 09/25/2020(b)	3,578	3,661	3.50%, 07/16/2045	1,900	1,987
BNPP Mortgage Securities LLC 2009-1 Trust			4.00%, 09/16/2026(b)	5,676	598
6.00%, 08/27/2037(a)	3,000	3,132	4.00%, 04/20/2038(b)	3,709	497
CD 2006-CD2 Mortgage Trust			4.00%, 12/16/2039	1,838	1,956
5.53%, 01/15/2046(b)	2,000	2,117	Jefferies Resecuritization Trust 2009-R2
CHL Mortgage Pass-Through Trust 2004-9			2.70%, 12/26/2037(a),(b)	1,494	1,504
5.25%, 06/25/2034	646	667	Jefferies Resecuritization Trust 2010-R4
Citigroup Mortgage Loan Trust 2009-11			5.00%, 10/26/2036(a)	2,506	2,542
1.53%, 10/25/2035(a),(b)	341	334	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2005-LDP3
2.58%, 02/25/2036(a),(b)	1,400	1,206	5.17%, 08/15/2042(b)	2,200	2,322
Citigroup Mortgage Loan Trust 2010-8			JP Morgan Chase Commercial Mortgage
4.50%, 12/25/2036(a)	1,377	1,419	Securities Trust 2006-LDP9
Citigroup Mortgage Loan Trust 2010-9			5.37%, 05/15/2047	2,200	2,354
4.25%, 01/25/2036(a)	2,913	2,928	JP Morgan Chase Commercial Mortgage
Credit Suisse Mortgage Capital Certificates			Securities Trust 2011-C5
2.82%, 08/27/2037(a),(b)	909	913	5.49%, 08/15/2046(a),(b)	2,000	2,183
6.00%, 01/27/2047(a)	1,848	1,912	JP Morgan Chase Commercial Mortgage
CSMC Trust 2013-IVR1			Securities Trust 2013-C10
3.00%, 03/25/2043(a),(b)	1,947	1,830	3.37%, 12/15/2047(b)	1,200	1,138
Fannie Mae Grantor Trust 2005-T1			JP Morgan Chase Commercial Mortgage
0.53%, 05/25/2035(b)	529	518	Securities Trust 2013-LC11
Fannie Mae REMICS			3.22%, 04/15/2046(b)	2,000	1,884
0.48%, 10/25/2018(b)	28	28	LB-UBS Commercial Mortgage Trust 2005-
2.00%, 02/25/2040(b)	1,996	1,928	C7
2.50%, 11/25/2041	1,601	1,536	5.32%, 11/15/2040	1,800	1,892
3.50%, 11/25/2042(b)	7,681	1,851	LB-UBS Commercial Mortgage Trust 2006-
4.00%, 11/25/2042(b)	3,833	965	C6
6.50%, 02/25/2047	407	442	5.45%, 09/15/2039	2,300	2,444
7.00%, 04/25/2032	379	440	MASTR Adjustable Rate Mortgages Trust
8.70%, 12/25/2019	5	5	2004-13
First Horizon Alternative Mortgage Securities			2.62%, 11/21/2034(b)	3,289	3,393
Trust 2004-AA3			Morgan Stanley Capital I Trust 2005-HQ6
2.19%, 09/25/2034(b)	2,000	1,923	5.07%, 08/13/2042(b)	3,000	3,148
Freddie Mac REMICS			Morgan Stanley Capital I Trust 2005-TOP17
1.50%, 04/15/2028	2,878	2,720	4.84%, 12/13/2041	800	827
2.50%, 11/15/2032	2,008	1,989	Morgan Stanley Re-REMIC Trust 2010-R1
2.50%, 10/15/2036(b)	906	923	2.91%, 07/26/2035(a),(b)	1,300	1,285
2.50%, 02/15/2043	1,949	1,909	Morgan Stanley Re-REMIC Trust 2010-R4
3.00%, 05/15/2033	2,700	2,406	5.50%, 08/26/2047(a)	633	642
3.50%, 10/15/2042(b)	4,285	976	Sequoia Mortgage Trust 2013-1
4.00%, 09/15/2018	221	223	1.86%, 02/25/2043(b)	2,363	2,065
4.00%, 02/15/2035(b)	5,864	500	Sequoia Mortgage Trust 2013-2
4.00%, 01/15/2039	400	419	1.87%, 02/25/2043(b)	917	800
4.00%, 05/15/2039	4,200	4,315	Springleaf Mortgage Loan Trust
4.00%, 08/15/2039(b)	9,121	1,521	2.31%, 06/25/2058(a),(b)	1,100	1,053
4.00%, 10/15/2040	3,000	3,044	Structured Asset Sec Corp Mort Pass Thr Certs
4.50%, 05/15/2037(b)	1,609	1,737	Series 2004-3
4.50%, 03/15/2040	2,932	3,099	5.74%, 03/25/2034(b)	999	1,022
Ginnie Mae					$120,793
0.74%, 05/16/2053(b)	13,501	1,016

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2013 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Other Asset Backed Securities - 0.86%			(continued)
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R7			6.00%, 12/01/2023	$14	$15
0.66%, 09/25/2035(b)	$2,000	$1,798	6.00%, 05/01/2031	33	36
Chase Funding Trust Series 2004-1			6.00%, 12/01/2031	48	54
0.64%, 12/25/2033(b)	100	99	6.00%, 09/01/2032	60	65
Springleaf Funding Trust 2013-B			6.00%, 11/01/2033	185	202
3.92%, 01/16/2023(a),(b),(c)	1,500	1,478	6.00%, 11/01/2033	138	153
			6.00%, 05/01/2034	631	681
		$3,375	6.00%, 05/01/2034	448	496
TOTAL BONDS		$129,958	6.00%, 09/01/2034	181	200
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 02/01/2035	160	177
AGENCY OBLIGATIONS - 65.45%	Amount (000's) Value (000's)		6.00%, 10/01/2036(b)	226	247
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 03/01/2037	208	227
18.56%			6.00%, 12/01/2037	1,188	1,296
2.00%, 01/01/2028	$2,367	$2,310	6.00%, 01/01/2038(b)	111	121
2.38%, 09/01/2032(b)	30	30
			6.00%, 01/01/2038	319	352
2.50%, 09/01/2027	3,629	3,656	6.00%, 01/01/2038	777	855
2.50%, 09/01/2027	892	899	6.00%, 04/01/2038	193	210
3.00%, 01/01/2027	1,673	1,731	6.50%, 11/01/2016	27	28
3.00%, 02/01/2027	2,201	2,277	6.50%, 06/01/2017	69	73
3.00%, 02/01/2027	781	808	6.50%, 06/01/2018	9	10
3.00%, 08/01/2042	1,395	1,359	6.50%, 08/01/2021	9	10
3.00%, 10/01/2042	949	925	6.50%, 12/01/2021	59	65
3.00%, 10/01/2042	1,725	1,681	6.50%, 04/01/2022	64	71
3.00%, 10/01/2042	1,890	1,843	6.50%, 05/01/2022	38	42
3.00%, 05/01/2043	1,969	1,919	6.50%, 05/01/2023	23	25
3.50%, 02/01/2032	2,982	3,093	6.50%, 04/01/2024	13	15
3.50%, 04/01/2042	837	851	6.50%, 04/01/2026	9	10
3.50%, 04/01/2042	3,185	3,235	6.50%, 05/01/2026	6	7
3.50%, 07/01/2042	4,000	4,065	6.50%, 05/01/2026	9	10
3.50%, 09/01/2042	1,857	1,886	6.50%, 12/01/2027	15	16
3.50%, 10/01/2042	1,094	1,112	6.50%, 01/01/2028	13	14
4.00%, 08/01/2026	1,425	1,511	6.50%, 03/01/2028	8	9
4.00%, 12/01/2040	819	859	6.50%, 09/01/2028	16	18
4.00%, 12/01/2040	2,882	3,021	6.50%, 09/01/2028	2	2
4.00%, 07/01/2042	1,504	1,584	6.50%, 10/01/2028	55	61
4.00%, 01/01/2043	2,380	2,493	6.50%, 11/01/2028	11	13
4.50%, 08/01/2033	138	147	6.50%, 12/01/2028	26	29
4.50%, 07/01/2039	1,738	1,860	6.50%, 03/01/2029	11	12
4.50%, 03/01/2041	2,452	2,624	6.50%, 04/01/2029	169	195
4.50%, 05/01/2041	1,693	1,811	6.50%, 07/01/2031	74	83
4.50%, 08/01/2041	1,752	1,875	6.50%, 08/01/2031	6	7
5.00%, 10/01/2025	523	571	6.50%, 10/01/2031	13	15
5.00%, 02/01/2033	612	661	6.50%, 10/01/2031	26	29
5.00%, 06/01/2033	485	533	6.50%, 12/01/2031	49	55
5.00%, 08/01/2033	310	335	6.50%, 01/01/2032	139	156
5.00%, 08/01/2033	277	299	6.50%, 02/01/2032	49	55
5.00%, 05/01/2035	204	221	6.50%, 05/01/2032	112	125
5.00%, 07/01/2035	52	56	6.50%, 08/01/2032	128	145
5.00%, 07/01/2035	102	111	6.50%, 04/01/2035	30	33
5.00%, 10/01/2035	177	192	7.00%, 09/01/2023	16	17
5.00%, 06/01/2039	1,379	1,488	7.00%, 12/01/2023	8	10
5.00%, 09/01/2039	1,456	1,583	7.00%, 01/01/2024	10	11
5.00%, 01/01/2040	1,485	1,615	7.00%, 09/01/2027	12	13
5.00%, 06/01/2041	1,730	1,880	7.00%, 01/01/2028	101	115
5.50%, 04/01/2018	104	109	7.00%, 04/01/2028	52	58
5.50%, 11/01/2018	252	267	7.00%, 05/01/2028	8	9
5.50%, 03/01/2024	19	21	7.00%, 08/01/2028	13	13
5.50%, 03/01/2033	446	487	7.00%, 06/01/2031	5	5
5.50%, 12/01/2033	432	472	7.00%, 10/01/2031	23	26
5.50%, 09/01/2035	373	403	7.00%, 10/01/2031	20	23
5.50%, 01/01/2038	457	494	7.00%, 04/01/2032	155	174
5.50%, 02/01/2038	584	627	7.50%, 10/01/2030	26	30
5.50%, 04/01/2038	54	59	7.50%, 02/01/2031	10	12
5.50%, 05/01/2038	189	205	7.50%, 02/01/2031	13	15
5.50%, 08/01/2038	1,259	1,361	7.50%, 02/01/2031	19	21
6.00%, 04/01/2017	46	49	8.00%, 10/01/2030	38	43
6.00%, 04/01/2017	57	60	8.00%, 12/01/2030	2	2
6.00%, 05/01/2017	53	57	8.50%, 07/01/2029	45	52
6.00%, 07/01/2017	37	39			$73,194

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) - 30.80%				Federal National Mortgage Association (FNMA) (continued)
2.00%, 10/01/2027	$908	$886		5.50%, 06/01/2033	$210	$230
2.00%, 10/01/2027	2,338	2,283		5.50%, 09/01/2033	970	1,071
2.00%, 02/01/2028	1,691	1,652		5.50%, 02/01/2034	819	883
2.00%, 03/01/2028	2,572	2,512		5.50%, 08/01/2034	91	99
2.29%, 07/01/2034(b)	124	129		5.50%, 09/01/2034	756	826
2.50%, 05/01/2027	2,392	2,409		5.50%, 09/01/2035	1,096	1,197
2.50%, 06/01/2027	2,878	2,899		5.50%, 11/01/2035	449	493
2.50%, 06/01/2027	2,317	2,333		5.50%, 08/01/2036	355	387
2.50%, 05/01/2028	1,460	1,471		5.50%, 02/01/2037	23	25
2.53%, 12/01/2032(b)	98	104		5.50%, 03/01/2038	541	589
3.00%, 05/01/2028	1,933	2,005		5.50%, 03/01/2038	383	420
3.00%, 10/01/2042	4,034	3,947		5.50%, 08/01/2038	330	364
3.00%, 10/01/2042	2,835	2,773		6.00%, 08/01/2016	30	32
3.00%, 11/01/2042	970	937		6.00%, 12/01/2016	55	58
3.00%, 02/01/2043	2,041	1,996		6.00%, 08/01/2017	92	97
3.00%, 02/01/2043	1,972	1,930		6.00%, 06/01/2022	67	73
3.00%, 04/01/2043	1,735	1,675		6.00%, 03/01/2026	8	9
3.50%, 02/01/2042	2,225	2,271		6.00%, 11/01/2028	27	29
3.50%, 07/01/2042	2,236	2,285		6.00%, 08/01/2031	115	126
3.50%, 09/01/2042	2,067	2,106		6.00%, 12/01/2031	24	27
3.50%, 09/01/2042	3,740	3,814		6.00%, 01/01/2033	190	211
3.50%, 11/01/2042	2,687	2,740		6.00%, 02/01/2034	56	62
3.50%, 12/01/2042	2,823	2,880		6.00%, 05/01/2037	639	703
4.00%, 12/01/2024	1,945	2,086		6.00%, 07/01/2037	696	760
4.00%, 05/01/2025	953	1,012		6.00%, 11/01/2037	153	167
4.00%, 11/01/2040	1,536	1,612		6.00%, 12/01/2037	26	28
4.00%, 12/01/2040	1,210	1,275		6.00%, 03/01/2038	240	266
4.00%, 01/01/2041	2,652	2,783		6.00%, 05/01/2038	554	608
4.00%, 02/01/2041	3,019	3,183		6.00%, 08/01/2038	1,459	1,597
4.00%, 02/01/2041	2,383	2,501		6.00%, 10/01/2038	467	510
4.00%, 03/01/2041	3,323	3,519		6.50%, 06/01/2016	28	29
4.00%, 04/01/2041	2,603	2,732		6.50%, 08/01/2017	49	52
4.00%, 11/01/2041	1,367	1,435		6.50%, 11/01/2023	80	89
4.00%, 04/01/2042	1,536	1,612		6.50%, 05/01/2024	33	36
4.00%, 08/01/2043	995	1,050		6.50%, 09/01/2024	39	44
4.50%, 12/01/2019	98	104		6.50%, 07/01/2025	15	17
4.50%, 01/01/2020	371	395		6.50%, 08/01/2025	49	54
4.50%, 09/01/2025	2,164	2,320		6.50%, 02/01/2026	13	15
4.50%, 09/01/2039	1,776	1,909		6.50%, 03/01/2026	5	6
4.50%, 01/01/2041	3,582	3,876		6.50%, 05/01/2026	10	11
4.50%, 09/01/2041	2,220	2,372		6.50%, 06/01/2026	5	5
4.50%, 09/01/2043	1,496	1,620		6.50%, 07/01/2028	13	14
4.50%, 09/01/2043	3,594	3,891		6.50%, 09/01/2028	22	24
5.00%, 01/01/2018	244	259		6.50%, 02/01/2029	6	6
5.00%, 11/01/2018	197	210		6.50%, 03/01/2029	17	18
5.00%, 05/01/2034	602	654		6.50%, 04/01/2029	17	19
5.00%, 04/01/2035	401	436		6.50%, 07/01/2029	271	305
5.00%, 04/01/2035	242	265		6.50%, 06/01/2031	20	22
5.00%, 07/01/2035	23	24		6.50%, 06/01/2031	13	14
5.00%, 02/01/2040	3,540	3,849		6.50%, 09/01/2031	19	21
5.00%, 05/01/2040	1,902	2,079		6.50%, 01/01/2032	8	9
5.00%, 06/01/2040	1,046	1,141		6.50%, 03/01/2032	110	130
5.00%, 07/01/2041	773	853		6.50%, 04/01/2032	80	90
5.08%, 12/01/2033(b)	308	329		6.50%, 08/01/2032	35	42
5.50%, 08/01/2017	42	44		6.50%, 11/01/2032	40	44
5.50%, 12/01/2017	68	72		6.50%, 11/01/2032	37	41
5.50%, 01/01/2018	138	145		6.50%, 12/01/2032	93	105
5.50%, 07/01/2019	76	82		6.50%, 02/01/2033	68	76
5.50%, 08/01/2019	38	41		6.50%, 07/01/2034	184	204
5.50%, 08/01/2019	21	22		6.50%, 07/01/2034	111	128
5.50%, 08/01/2019	19	20		6.50%, 02/01/2036	577	638
5.50%, 08/01/2019	17	17		6.50%, 09/01/2036	2,382	2,654
5.50%, 08/01/2019	115	121		6.50%, 12/01/2036	202	223
5.50%, 08/01/2019	34	36		6.50%, 07/01/2037	92	102
5.50%, 09/01/2019	98	104		6.50%, 07/01/2037	73	82
5.50%, 10/01/2019	36	39		6.50%, 10/01/2037	2,044	2,263
5.50%, 05/01/2024	90	99		6.50%, 02/01/2038	78	86
5.50%, 05/01/2033	44	48		6.50%, 02/01/2039	683	755
5.50%, 06/01/2033	175	191		7.00%, 01/01/2027	9	10

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
			Government National Mortgage Association (GNMA)(continued)
Federal National Mortgage Association (FNMA) (continued)
7.00%, 11/01/2027	$9	$10
7.00%, 08/01/2028	43	49	6.50%, 11/15/2038	$1,001	$1,172
7.00%, 12/01/2028	31	37	7.00%, 12/15/2027	14	15
7.00%, 04/01/2029	20	21	7.00%, 01/15/2028	2	2
			7.00%, 01/15/2028	3	3
7.00%, 10/01/2029	48	56	7.00%, 01/15/2028	13	16
7.00%, 05/01/2031	5	5
7.00%, 11/01/2031	110	126	7.00%, 01/15/2028	3	4
			7.00%, 01/15/2028	7	8
7.50%, 04/01/2022	2	2	7.00%, 03/15/2028	164	185
7.50%, 07/01/2027	2	2
7.50%, 11/01/2029	28	30	7.00%, 05/15/2028	60	67
			7.00%, 01/15/2029	20	23
7.50%, 05/01/2031	65	71	7.00%, 03/15/2029	9	9
8.00%, 05/01/2027	46	51
8.00%, 09/01/2027	15	15	7.00%, 05/15/2031	21	25
			7.00%, 06/20/2031	18	21
8.00%, 06/01/2030	5	6	7.00%, 09/15/2031	51	59
8.50%, 02/01/2023	1	1
8.50%, 10/01/2027	37	38	7.00%, 06/15/2032	246	283
			7.50%, 01/15/2023	1	1
9.00%, 09/01/2030	12	15	7.50%, 01/15/2023	1	2
		$121,469	7.50%, 01/15/2023	1	1
Government National Mortgage Association (GNMA) -			7.50%, 02/15/2023	6	7
11.07%			7.50%, 02/15/2023	3	3
3.00%, 04/15/2027	1,633	1,691	7.50%, 03/15/2023	8	9
3.00%, 11/15/2042	1,960	1,936	7.50%, 03/15/2023	4	4
3.00%, 12/15/2042	3,895	3,846	7.50%, 04/15/2023	25	28
3.50%, 05/20/2027	1,335	1,416	7.50%, 06/15/2023	3	3
3.50%, 11/15/2041	2,951	3,039	7.50%, 06/15/2023	7	7
3.50%, 12/20/2041	2,386	2,465	7.50%, 07/15/2023	1	1
3.50%, 01/15/2043	2,345	2,418	7.50%, 09/15/2023	4	5
4.00%, 03/20/2040	2,481	2,634	7.50%, 09/15/2023	5	5
4.00%, 08/15/2041	2,143	2,258	7.50%, 10/15/2023	8	9
4.50%, 09/20/2039	1,650	1,786	7.50%, 11/15/2023	9	10
4.50%, 07/15/2040	7,026	7,594	8.00%, 07/15/2026	2	3
5.00%, 09/15/2033	16	17	8.00%, 08/15/2026	5	5
5.00%, 02/15/2034	942	1,034	8.00%, 01/15/2027	2	2
5.00%, 09/15/2039	3,834	4,169	8.00%, 02/15/2027	1	1
5.00%, 09/15/2039	157	172	8.00%, 06/15/2027	1	1
5.50%, 07/20/2033	425	476			$43,652
5.50%, 11/15/2033	77	85
5.50%, 02/20/2034	357	399	U.S. Treasury - 5.02%
5.50%, 03/20/2034	451	500	1.75%, 10/31/2018	3,600	3,660
5.50%, 05/20/2035	422	468	3.13%, 05/15/2021	4,500	4,809
5.50%, 11/15/2038	514	567	4.25%, 11/15/2040	2,900	3,214
5.50%, 01/15/2039	649	725	4.88%, 08/15/2016	3,000	3,365
5.50%, 01/15/2039	196	215	6.25%, 08/15/2023	3,600	4,764
5.50%, 03/15/2039	534	595			$19,812
6.00%, 06/20/2024	28	31	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 06/20/2024	101	112	OBLIGATIONS		$258,127
6.00%, 02/20/2026	7	7		Maturity
6.00%, 04/20/2026	16	17	REPURCHASE AGREEMENTS - 1.86%	Amount (000's)	Value(000	's)
6.00%, 05/20/2026	7	8
6.00%, 06/20/2026	12	13	Banks- 1.86%
6.00%, 06/20/2026	13	14	Investment in Joint Trading Account; Barclays $	2,114	$2,114
6.00%, 07/20/2026	10	11	Bank Repurchase Agreement; 0.06% dated
6.00%, 09/20/2026	10	12	09/30/2013 maturing 10/01/2013
6.00%, 03/20/2027	26	28	(collateralized by US Government
6.00%, 01/20/2028	9	9	Securities; $2,156,474; 0.63% - 2.50%;
6.00%, 03/20/2028	7	8	dated 03/31/15 - 07/15/16)
6.00%, 06/20/2028	38	42	Investment in Joint Trading Account; Credit	1,480	1,480
6.00%, 07/20/2028	25	27	Suisse Repurchase Agreement; 0.05%
6.00%, 02/20/2029	24	27	dated 09/30/2013 maturing 10/01/2013
6.00%, 03/20/2029	46	51	(collateralized by US Government
6.00%, 07/20/2029	47	52	Securities; $1,509,532; 0.00% - 10.63%;
6.00%, 05/20/2032(b)	87	97	dated 08/15/15 - 08/15/40)
6.00%, 07/20/2033	321	358	Investment in Joint Trading Account; Deutsche	584	584
6.50%, 12/20/2025	17	18	Bank Repurchase Agreement; 0.10% dated
6.50%, 01/20/2026	41	45	09/30/2013 maturing 10/01/2013
6.50%, 02/20/2026	24	27	(collateralized by US Government
6.50%, 03/20/2031	28	31	Securities; $595,186; 0.00% - 5.41%; dated
6.50%, 04/20/2031	30	35	04/01/26 - 04/17/36)
6.50%, 04/20/2034	59	68

See accompanying notes.

Schedule of Investments Government & High Quality Bond Account September 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$1,906	$1,906
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,943,893; 0.00% - 5.50%;
dated 03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,269	1,268
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,293,884; 1.00% - 1.38%;
dated 03/31/17 - 07/31/18)
		$7,352
TOTAL REPURCHASE AGREEMENTS		$7,352
Total Investments		$395,437
Liabilities in Excess of Other Assets, Net - (0.26)%		$(1,032)
TOTAL NET ASSETS - 100.00%		$394,405

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $32,191 or 8.16% of net assets.
(b)	Variable Rate. Rate shown is in effect at September 30, 2013.
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $3,518 or 0.89% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		91 .06%
Government		5.02%
Asset Backed Securities		2.32%
Financial		1.86%
Liabilities in Excess of Other Assets, Net		(0.26)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Biotechnology - 1.30%
				Amgen Inc
Transportation - 0.00%				3.63%, 05/15/2022	$500	$493
Trailer Bridge Inc (a),(b)	1,186	—		3.88%, 11/15/2021	2,000	2,027
				Gilead Sciences Inc
				4.40%, 12/01/2021	1,000	1,071
TOTAL COMMON STOCKS		$—				$3,591
	Principal
BONDS- 73.28%	Amount (000's)	Value(000	's)	Chemicals - 1.27%
				Airgas Inc
Aerospace & Defense - 0.41%				1.65%, 02/15/2018	1,000	973
Boeing Co/The				4.50%, 09/15/2014	2,000	2,072
8.75%, 08/15/2021	$850	$1,143		Eagle Spinco Inc
				4.63%, 02/15/2021(d)	500	480
Airlines - 0.42%						$3,525
Southwest Airlines Co 1994-A Pass Through
Trust				Commercial Services - 1.94%
9.15%, 07/01/2016	1,095	1,153		Ceridian Corp
				11.25%, 11/15/2015(c)	3,000	3,030
				ERAC USA Finance LLC
Automobile Floor Plan Asset Backed Securities - 2.16%				6.38%, 10/15/2017(d)	1,000	1,161
Ally Master Owner Trust				7.00%, 10/15/2037(d)	1,000	1,185
0.63%, 04/15/2018(c)	2,000	1,995				$5,376
CNH Wholesale Master Note Trust
0.78%, 08/15/2019(c),(d)	2,000	2,000		Computers - 0.57%
Ford Credit Floorplan Master Owner Trust A				Apple Inc
0.56%, 01/15/2018(c)	1,000	999		2.40%, 05/03/2023	1,750	1,584
Nissan Master Owner Trust Receivables
0.48%, 02/15/2018(c)	1,000	1,000		Diversified Financial Services - 4.20%
		$5,994		DVI Inc
				0.00%, 02/01/2004(a),(b),(e)	900	67
Banks- 9.82%				0.00%, 02/01/2004(a),(b),(e)	400	30
Bank of America Corp
5.42%, 03/15/2017	800	878		Ford Motor Credit Co LLC
8.00%, 12/29/2049(c)	1,000	1,087		3.98%, 06/15/2016	3,000	3,170
8.13%, 12/29/2049(c)	1,000	1,097		General Electric Capital Corp
				1.25%, 03/15/2023(c)	2,000	1,981
Citigroup Inc
3.95%, 06/15/2016	2,000	2,129		4.65%, 10/17/2021	1,000	1,066
4.50%, 01/14/2022	1,000	1,048		5.30%, 02/11/2021	500	544
Goldman Sachs Group Inc/The				International Lease Finance Corp
				8.75%, 03/15/2017(c)	1,500	1,721
3.63%, 02/07/2016	500	526
5.38%, 03/15/2020	2,000	2,203		Jefferies Group LLC
ING Bank NV				5.13%, 04/13/2018	750	805
5.00%, 06/09/2021(d)	1,000	1,074		6.25%, 01/15/2036	1,425	1,367
JP Morgan Chase & Co				8.50%, 07/15/2019	750	908
5.13%, 09/15/2014	850	885				$11,659
7.90%, 04/29/2049(c)	2,000	2,170		Electric - 7.94%
Morgan Stanley				Exelon Generation Co LLC
4.75%, 04/01/2014	850	865		6.20%, 10/01/2017	2,000	2,293
5.50%, 07/28/2021	1,000	1,094		GenOn Americas Generation LLC
6.25%, 08/09/2026	850	951		8.50%, 10/01/2021	1,250	1,325
PNC Financial Services Group Inc/The				GenOn Energy Inc
6.75%, 07/29/2049(c)	2,000	2,060		9.88%, 10/15/2020	750	827
SunTrust Bank/Atlanta GA				LG&E and KU Energy LLC
2.75%, 05/01/2023	1,000	909		4.38%, 10/01/2021	1,000	1,036
US Bancorp/MN				Metropolitan Edison Co
1.65%, 05/15/2017	3,000	3,018		3.50%, 03/15/2023(d)	1,000	952
Wells Fargo & Co				Nisource Finance Corp
4.63%, 04/15/2014	1,900	1,941		5.25%, 09/15/2017	2,000	2,227
7.98%, 12/31/2049(c)	3,000	3,300		Oncor Electric Delivery Co LLC
		$27,235		7.00%, 09/01/2022	2,000	2,472
Beverages - 1.57%				PacifiCorp
Anheuser-Busch InBev Worldwide Inc				4.95%, 08/15/2014	775	805
2.50%, 07/15/2022	750	694		5.25%, 06/15/2035	850	917
7.75%, 01/15/2019	2,000	2,517		6.25%, 10/15/2037	500	605
Innovation Ventures LLC / Innovation				PPL Energy Supply LLC
Ventures Finance Corp				5.70%, 10/15/2035	2,000	2,127
9.50%, 08/15/2019(d)	1,250	1,145		Solar Star Funding LLC
				5.38%, 06/30/2035(d)	1,500	1,466
		$4,356		Southwestern Electric Power Co
				3.55%, 02/15/2022	1,000	971
				5.38%, 04/15/2015	1,275	1,351

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Leisure Products & Services - 1.72%
TransAlta Corp				Carnival Corp
4.50%, 11/15/2022	$1,750	$1,667		7.20%, 10/01/2023	$1,475	$1,707
Tucson Electric Power Co				Royal Caribbean Cruises Ltd
3.85%, 03/15/2023	1,000	960		6.88%, 12/01/2013	850	855
		$22,001		7.25%, 03/15/2018	1,000	1,128
				Seven Seas Cruises S de RL LLC
Entertainment - 0.10%				9.13%, 05/15/2019	1,000	1,090
Peninsula Gaming LLC / Peninsula Gaming						$4,780
Corp
8.38%, 02/15/2018(d)	250	270		Lodging - 0.78%
				Boyd Gaming Corp
Environmental Control - 1.71%				9.13%, 12/01/2018	2,000	2,175
ADS Waste Holdings Inc
8.25%, 10/01/2020(d)	1,500	1,582		Media- 2.31%
Republic Services Inc				Comcast Corp
3.55%, 06/01/2022	1,000	976		6.45%, 03/15/2037	2,000	2,388
5.00%, 03/01/2020	2,000	2,181		Historic TW Inc
		$4,739		9.15%, 02/01/2023	250	331
				News America Inc
Food- 0.57%				6.40%, 12/15/2035	1,000	1,104
Ingredion Inc				8.00%, 10/17/2016	1,000	1,190
4.63%, 11/01/2020	1,500	1,589		Time Warner Cable Inc
				6.55%, 05/01/2037	1,500	1,380
Forest Products & Paper - 0.74%						$6,393
Plum Creek Timberlands LP
4.70%, 03/15/2021	2,000	2,061		Mining - 0.65%
				Xstrata Canada Corp
				6.00%, 10/15/2015	1,675	1,806
Gas- 0.63%
Sempra Energy
6.15%, 06/15/2018	1,500	1,751		Oil & Gas - 5.89%
				BG Energy Capital PLC
				4.00%, 10/15/2021(d)	2,000	2,060
Healthcare - Services - 1.85%				BP Capital Markets PLC
Alliance HealthCare Services Inc				3.25%, 05/06/2022	1,000	966
8.00%, 12/01/2016	1,748	1,792		4.75%, 03/10/2019	2,000	2,212
HCA Inc				Linn Energy LLC / Linn Energy Finance
7.50%, 11/06/2033	250	248		Corp
HealthSouth Corp				6.50%, 05/15/2019	1,000	960
7.25%, 10/01/2018	238	256		Nabors Industries Inc
7.75%, 09/15/2022	904	970		5.00%, 09/15/2020	1,000	1,045
MultiPlan Inc				Petro-Canada
9.88%, 09/01/2018(d)	1,000	1,105		9.25%, 10/15/2021	1,075	1,446
Vantage Oncology LLC / Vantage Oncology				Phillips 66
Finance Co				4.30%, 04/01/2022	1,000	1,019
9.50%, 06/15/2017(d)	750	751		Rowan Cos Inc
		$5,122		4.88%, 06/01/2022	750	774
				5.00%, 09/01/2017	2,000	2,174
Insurance - 3.44%				W&T Offshore Inc
Aspen Insurance Holdings Ltd				8.50%, 06/15/2019	1,000	1,060
6.00%, 08/15/2014	1,425	1,484		Whiting Petroleum Corp
Farmers Insurance Exchange				5.75%, 03/15/2021	1,000	1,027
6.00%, 08/01/2014(d)	850	879
				5.75%, 03/15/2021(d)	250	256
Fidelity National Financial Inc				XTO Energy Inc
6.60%, 05/15/2017	2,500	2,789		6.75%, 08/01/2037	1,000	1,337
First American Financial Corp						$16,336
4.30%, 02/01/2023	2,000	1,936
Prudential Financial Inc				Oil & Gas Services - 1.81%
7.38%, 06/15/2019	1,000	1,238		Exterran Partners LP / EXLP Finance Corp
8.88%, 06/15/2068(c)	1,000	1,215		6.00%, 04/01/2021(d)	2,000	1,940
		$9,541		Schlumberger Investment SA
				3.30%, 09/14/2021(d)	1,000	1,002
Iron & Steel - 1.50%				Weatherford International Ltd/Bermuda
Allegheny Technologies Inc				5.13%, 09/15/2020	2,000	2,085
5.95%, 01/15/2021	2,000	2,100				$5,027
ArcelorMittal
6.00%, 03/01/2021(c)	2,000	2,050		Other Asset Backed Securities - 0.72%
		$4,150		PFS Financing Corp
				0.68%, 04/17/2017(c),(d)	1,000	997
				0.73%, 02/15/2018(c),(d)	1,000	994
						$1,991

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Packaging & Containers - 0.33%			Transportation - 0.63%
Sealed Air Corp			Trailer Bridge Inc
6.88%, 07/15/2033(d)	$1,000	$925	0.00%, 11/15/2015(a),(b)	$2,000	$—
			13.52%, 03/31/2017(b),(c),(e)	1,846	1,744
Pharmaceuticals - 0.34%					$1,744
AbbVie Inc			Trucking & Leasing - 1.13%
2.90%, 11/06/2022	1,000	935	Penske Truck Leasing Co Lp / PTL Finance
			Corp
			3.75%, 05/11/2017(d)	3,000	3,140
Pipelines - 2.27%
ANR Pipeline Co
9.63%, 11/01/2021	1,000	1,396	TOTAL BONDS		$203,188
El Paso Natural Gas Co LLC				Principal
7.50%, 11/15/2026	2,100	2,631	CONVERTIBLE BONDS - 1.25%	Amount (000's)	Value(000	's)
Express Pipeline LLC			Automobile Parts & Equipment - 0.91%
7.39%, 12/31/2019(d)	1,073	1,160
			Meritor Inc
Southern Natural Gas Co LLC			7.88%, 03/01/2026(d)	2,000	2,509
8.00%, 03/01/2032	850	1,097
		$6,284
			Pharmaceuticals - 0.34%
Real Estate - 0.86%			Omnicare Inc
WEA Finance LLC / WT Finance Aust Pty			3.25%, 12/15/2035	894	950
Ltd
6.75%, 09/02/2019(d)	2,000	2,378	TOTAL CONVERTIBLE BONDS		$3,459
			SENIOR FLOATING RATE INTERESTS -	Principal
REITS- 9.14%			1.01%	Amount (000's)	Value(000	's)
Alexandria Real Estate Equities Inc			Entertainment - 0.37%
4.60%, 04/01/2022	1,250	1,256	CCM Merger Inc, Term Loan
Arden Realty LP			5.00%, 02/01/2017(c)	$1,032	$1,036
5.25%, 03/01/2015	1,000	1,052
BioMed Realty LP
3.85%, 04/15/2016	1,000	1,048	Transportation - 0.64%
4.25%, 07/15/2022	1,000	970	Trailer Bridge Inc, Term Loan
6.13%, 04/15/2020	1,000	1,112	10.00%, 04/02/2016(b),(c),(e)	1,775	1,775
CubeSmart LP
4.80%, 07/15/2022	1,750	1,820	TOTAL SENIOR FLOATING RATE INTERESTS		$2,811
Duke Realty LP			U.S. GOVERNMENT & GOVERNMENT	Principal
8.25%, 08/15/2019	2,000	2,487	AGENCY OBLIGATIONS - 21.40%	Amount (000's)	Value(000	's)
HCP Inc			Federal Home Loan Mortgage Corporation (FHLMC) -
3.75%, 02/01/2019	1,000	1,036	7.09%
6.00%, 03/01/2015	1,675	1,788	3.00%, 10/01/2042	$1,917	$1,868
Health Care REIT Inc			3.00%, 10/01/2042	949	925
6.13%, 04/15/2020	1,000	1,135	3.00%, 11/01/2042	947	923
6.20%, 06/01/2016	1,675	1,873	3.00%, 12/01/2042	428	417
Healthcare Realty Trust Inc			3.50%, 10/01/2041	1,241	1,261
6.50%, 01/17/2017	2,000	2,244	3.50%, 04/01/2042	2,514	2,554
Hospitality Properties Trust			3.50%, 04/01/2042	1,675	1,701
5.00%, 08/15/2022	750	749	4.50%, 08/01/2033	510	545
Kimco Realty Corp			4.50%, 05/01/2039	1,033	1,097
6.88%, 10/01/2019	2,000	2,411	4.50%, 06/01/2039	548	588
Simon Property Group LP			4.50%, 07/01/2039	1,810	1,939
10.35%, 04/01/2019	2,000	2,720	5.00%, 08/01/2019	437	466
Ventas Realty LP / Ventas Capital Corp			5.00%, 08/01/2035	1,639	1,788
3.25%, 08/15/2022	1,750	1,635	5.00%, 11/01/2035	451	485
		$25,336	5.00%, 10/01/2038	1,231	1,313
			5.50%, 11/01/2017	73	77
Savings & Loans - 0.63%			5.50%, 01/01/2018	36	37
First Niagara Financial Group Inc			5.50%, 05/01/2031	57	62
6.75%, 03/19/2020	500	580	5.50%, 06/01/2035	244	265
7.25%, 12/15/2021	1,000	1,163	5.50%, 01/01/2036	400	434
		$1,743	5.50%, 04/01/2036	213	233
Telecommunications - 1.93%			6.00%, 03/01/2031	36	40
Corning Inc			6.00%, 05/01/2032	79	88
4.75%, 03/15/2042	750	736	6.00%, 06/01/2038	405	444
6.63%, 05/15/2019	500	607	6.50%, 06/01/2029	27	30
Qwest Corp			6.50%, 08/01/2029	24	26
6.75%, 12/01/2021	3,000	3,222	7.00%, 01/01/2032	28	32
Verizon Communications Inc			9.00%, 01/01/2025	6	7
3.65%, 09/14/2018	750	790			$19,645
		$5,355

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) - 11.54%				Banks (continued)
3.00%, 03/01/2042	$1,643	$1,607		Investment in Joint Trading Account; Deutsche $	341	$341
3.00%, 03/01/2042	1,682	1,645		Bank Repurchase Agreement; 0.10% dated
3.00%, 05/01/2042	894	874		09/30/2013 maturing 10/01/2013
3.00%, 06/01/2042	849	830		(collateralized by US Government
3.00%, 06/01/2042	1,693	1,655		Securities; $348,147; 0.00% - 5.41%; dated
3.00%, 08/01/2042	874	855		04/01/26 - 04/17/36)
3.50%, 12/01/2040	1,505	1,533		Investment in Joint Trading Account; Merrill	1,115	1,115
3.50%, 12/01/2041	562	573		Lynch Repurchase Agreement; 0.03%
3.50%, 03/01/2042	870	886		dated 09/30/2013 maturing 10/01/2013
3.50%, 04/01/2042	1,568	1,598		(collateralized by US Government
4.00%, 03/01/2039	1,269	1,332		Securities; $1,137,056; 0.00% - 5.50%;
4.00%, 08/01/2040	1,109	1,163		dated 03/15/14 - 09/15/39)
4.00%, 09/01/2040	2,318	2,438		Investment in Joint Trading Account; Morgan	742	742
4.00%, 11/01/2040	1,161	1,219		Stanley Repurchase Agreement; 0.02%
4.00%, 10/01/2041	1,083	1,137		dated 09/30/2013 maturing 10/01/2013
4.00%, 10/01/2041	1,358	1,425		(collateralized by US Government
4.00%, 11/01/2041	1,588	1,667		Securities; $756,842; 1.00% - 1.38%; dated
4.00%, 04/01/2042	848	890		03/31/17 - 07/31/18)
4.50%, 06/01/2039	574	613				$4,300
4.50%, 08/01/2039	510	549		TOTAL REPURCHASE AGREEMENTS		$4,300
4.50%, 05/01/2040	1,743	1,870		Total Investments		$273,076
5.00%, 01/01/2018	109	116		Other Assets in Excess of Liabilities, Net - 1.51%		$4,189
5.00%, 08/01/2035	807	875		TOTAL NET ASSETS - 100.00%		$277,265
5.00%, 04/01/2039	416	451
5.00%, 12/01/2039	465	512
5.00%, 04/01/2040	1,131	1,231		(a) Non-Income Producing Security
5.00%, 06/01/2040	931	1,018		(b)		Fair value of these investments is determined in good faith by the
5.50%, 03/01/2033	91	100		Manager under procedures established and periodically reviewed by the
5.50%, 06/01/2033	308	337		Board of Directors. At the end of the period, the fair value of these
5.50%, 02/01/2035	694	763		securities totaled $3,616 or 1.30% of net assets.
6.00%, 04/01/2032	64	71		(c)	Variable Rate. Rate shown is in effect at September 30, 2013.
6.50%, 05/01/2031	6	6		(d)		Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 04/01/2032	91	102		1933. These securities may be resold in transactions exempt from
6.50%, 05/01/2032	51	57		registration, normally to qualified institutional buyers. Unless otherwise
7.00%, 01/01/2030	2	2		indicated, these securities are not considered illiquid. At the end of the
		$32,000		period, the value of these securities totaled $31,411 or 11.33% of net
Government National Mortgage Association (GNMA) -				assets.
0.06%				(e) Security is Illiquid
6.00%, 05/20/2032(c)	75	83
7.00%, 06/20/2031	67	76
9.00%, 02/15/2025	4	4		Portfolio Summary (unaudited)
		$163		Sector		Percent
U.S. Treasury - 2.71%				Financial		29 .65%
2.63%, 11/15/2020	1,000	1,040		Mortgage Securities		18 .68%
2.75%, 02/15/2019	1,000	1,064		Energy		9.97%
3.13%, 05/15/2019	2,000	2,167		Utilities		8.56%
3.63%, 02/15/2020	2,000	2,222		Consumer, Non-cyclical		7.91%
3.75%, 08/15/2041	1,000	1,017		Industrial		4.85%
		$7,510		Consumer, Cyclical		4.31%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Communications		4.24%
OBLIGATIONS		$59,318		Basic Materials		4.16%
	Maturity			Asset Backed Securities		2.88%
REPURCHASE AGREEMENTS - 1.55%	Amount (000's)	Value(000	's)	Government		2.71%
				Technology		0.57%
Banks- 1.55%				Other Assets in Excess of Liabilities, Net		1.51%
Investment in Joint Trading Account; Barclays $	1,237	$1,237		TOTAL NET ASSETS		100.00%
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,261,402; 0.63% - 2.50%;
dated 03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	866	865
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $882,982; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2013 (unaudited)

COMMON STOCKS - 96.20%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Airlines - 0.02%			Diversified Financial Services - 2.65%
Cathay Pacific Airways Ltd	11,000	$22	Hana Financial Group Inc	28,670	$983
			Indiabulls Housing Finance Ltd	134,309	392
			Mega Financial Holding Co Ltd	1,260,000	1,033
Apparel - 0.73%			SinoPac Financial Holdings Co Ltd	1,180,073	543
Eclat Textile Co Ltd	28,560	251
Grendene SA	26,900	238			$2,951
Makalot Industrial Co Ltd	64,000	322	Electric - 1.72%
		$811	Huaneng Power International Inc	538,000	539
Automobile Manufacturers - 3.70%			Tenaga Nasional BHD	496,700	1,376
Great Wall Motor Co Ltd	185,500	1,008			$1,915
Hyundai Motor Co	7,799	1,820	Electrical Components & Equipment - 0.51%
Kia Motors Corp	21,275	1,291	Delta Electronics Inc	116,000	563
		$4,119
Automobile Parts & Equipment - 2.27%			Electronics - 1.57%
Halla Visteon Climate Control Corp	9,860	374	Hon Hai Precision Industry Co Ltd	99,781	256
Hyundai Mobis	3,976	1,058	Kinsus Interconnect Technology Corp	171,000	602
Hyundai Wia Corp	1,913	302	Merry Electronics Co Ltd	107,500	299
Kenda Rubber Industrial Co Ltd	149,760	300	Pegatron Corp	71,000	101
Xinyi Glass Holdings Ltd	542,000	499	Phison Electronics Corp	69,000	497
		$2,533			$1,755
Banks - 15.82%			Engineering & Construction - 1.91%
Agricultural Bank of China Ltd	1,433,000	660	China Railway Construction Corp Ltd	993,345	1,050
AMMB Holdings Bhd	287,900	655	Daelim Industrial Co Ltd	8,463	764
Banco de Chile	1,865,562	280	Grupo Aeroportuario del Sureste SAB de CV	28,958	317
Banco do Brasil SA	101,920	1,186			$2,131
Bangkok Bank PCL	126,400	797
Bank Mandiri Persero Tbk PT	718,000	493	Food - 3.93%
Bank of China Ltd	3,678,800	1,679	BRF SA	35,700	871
Bank Rakyat Indonesia Persero Tbk PT	841,795	527	Cia Brasileira de Distribuicao Grupo Pao de	10,330	475
China Construction Bank Corp	2,938,902	2,262	Acucar ADR
China Merchants Bank Co Ltd	484,462	881	Cosan SA Industria e Comercio	16,300	312
Compartamos SAB de CV (a)	177,058	330	Eurocash SA	15,071	232
Credicorp Ltd	3,015	387	JBS SA	194,606	678
FirstRand Ltd	171,595	572	Magnit OJSC	18,964	1,171
Grupo Financiero Banorte SAB de CV	116,600	726	Uni-President Enterprises Corp	329,660	614
			Vigor Alimentos SA (c)	6,314	21
HDFC Bank Ltd ADR	20,040	617
ICICI Bank Ltd ADR	11,751	358			$4,374
Industrial & Commercial Bank of China Ltd	2,312,210	1,613	Forest Products & Paper - 0.88%
Malayan Banking Bhd	385,700	1,164	Mondi PLC	44,747	755
Sberbank of Russia	448,709	1,351	Suzano Papel e Celulose SA	56,400	223
Turkiye Halk Bankasi AS	59,004	432			$978
Turkiye Is Bankasi	251,099	664
		$17,634	Gas - 0.28%
			China Gas Holdings Ltd	288,000	314
Beverages - 2.08%
Arca Continental SAB de CV	78,600	489
Cia de Bebidas das Americas ADR	28,666	1,099	Healthcare - Services - 0.31%
Fomento Economico Mexicano SAB de CV	5,457	530	Mediclinic International Ltd	47,069	348
ADR
Tata Global Beverages Ltd	84,782	195	Holding Companies - Diversified - 1.31%
		$2,313	Alfa SAB de CV	249,800	674
Building Materials - 0.74%			KOC Holding AS	106,746	493
Anhui Conch Cement Co Ltd	45,500	146	Siam Cement PCL	21,100	290
China National Building Material Co Ltd	328,000	315			$1,457
Taiwan Cement Corp	248,000	359	Home Builders - 0.30%
		$820	Quality Houses PCL (b)	3,337,173	338
Chemicals - 3.12%
Grand Pacific Petrochemical	415,000	294	Home Furnishings - 0.68%
LG Chem Ltd	2,979	852	LG Corp	12,269	756
Nan Ya Plastics Corp	2,240	5
PTT Global Chemical PCL (b)	376,200	898
Sasol Ltd	29,878	1,426	Insurance - 3.53%
		$3,475	Cathay Financial Holding Co Ltd	803,657	1,145
			Liberty Holdings Ltd	19,815	231
Commercial Services - 1.57%			PICC Property & Casualty Co Ltd	378,000	513
Kroton Educacional SA	44,600	635	Porto Seguro SA	22,400	280
OHL Mexico SAB de CV (a)	289,400	762	Powszechny Zaklad Ubezpieczen SA	5,989	813
WuXi PharmaTech Cayman Inc ADR(a)	12,810	351	Sanlam Ltd	204,958	955
		$1,748			$3,937

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet - 2.38%			Semiconductors (continued)
Mail.ru Group Ltd	13,820	$528	Taiwan Semiconductor Manufacturing Co Ltd	823,164	$2,803
Tencent Holdings Ltd	40,400	2,119			$9,761
		$2,647	Software - 1.57%
Iron & Steel - 3.14%			HCL Technologies Ltd	58,093	1,009
Angang Steel Co Ltd (a)	406,000	241	Tech Mahindra Ltd	34,866	744
CAP SA	14,409	318			$1,753
Cia Siderurgica Nacional SA ADR	112,180	479
Gerdau SA ADR	67,042	500	Telecommunications - 10.11%
			Advanced Info Service PCL (b)	88,500	723
Hyundai Steel Co	3,835	295
Kumba Iron Ore Ltd	10,545	487	America Movil SAB de CV ADR	33,798	670
POSCO ADR	15,951	1,175	China Mobile Ltd	226,459	2,548
		$3,495	China Telecom Corp Ltd	1,536,000	759
			China Wireless Technologies Ltd	840,000	336
Leisure Products & Services - 0.49%			ENTEL Chile SA	21,683	350
Merida Industry Co Ltd	83,650	543	Far EasTone Telecommunications Co Ltd	166,000	414
			Idea Cellular Ltd	154,214	415
			LG Uplus Corp (a)	25,060	269
Media - 1.98%			MegaFon OAO	17,704	623
Grupo Televisa SAB ADR	25,522	713
Naspers Ltd	16,187	1,499	MTN Group Ltd	79,493	1,552
			SK Telecom Co Ltd	5,476	1,120
		$2,212	Taiwan Mobile Co Ltd	60,512	215
Metal Fabrication & Hardware - 0.66%			Telekomunikasi Indonesia Persero Tbk PT	3,773,000	684
Hyosung Corp	3,525	235	VimpelCom Ltd ADR	50,394	592
Hyundai Hysco Co Ltd	11,780	505			$11,270
		$740	Transportation - 0.22%
Mining - 2.18%			China Shipping Development Co Ltd (a)	464,000	245
Grupo Mexico SAB de CV	270,500	810
Jiangxi Copper Co Ltd	134,000	265	TOTAL COMMON STOCKS		$107,204
MMC Norilsk Nickel OJSC ADR	24,165	348	PREFERRED STOCKS - 3.41%	Shares Held	Value (000's)
Sesa Goa Ltd ADR(a)	34,029	383
Southern Copper Corp	22,677	618	Banks - 1.38%
			Banco Bradesco SA	32,480	449
		$2,424	Itau Unibanco Holding SA	77,050	1,091
Miscellaneous Manufacturing - 0.48%					$1,540
Largan Precision Co Ltd	16,000	538	Iron & Steel - 1.70%
			Vale SA	132,963	1,895
Oil & Gas - 11.83%
China Petroleum & Chemical Corp	320,400	251
CNOOC Ltd	934,000	1,900	Telecommunications - 0.33%
Ecopetrol SA ADR	15,998	736	Telefonica Brasil SA	16,200	362
Gazprom OAO ADR	262,653	2,309
Lukoil OAO ADR	29,372	1,858	TOTAL PREFERRED STOCKS		$3,797
NovaTek OAO	3,174	419	Total Investments		$111,001
PetroChina Co Ltd	344,877	380	Other Assets in Excess of Liabilities, Net - 0.39%		$434
Petroleo Brasileiro SA ADR	105,265	1,631	TOTAL NET ASSETS - 100.00%		$111,435
PTT Exploration & Production PCL (b)	82,700	433
Reliance Industries Ltd	71,502	940
Rosneft OAO	93,964	760	(a) Non-Income Producing Security
SK Holdings Co Ltd	5,621	1,015	(b)		Fair value of these investments is determined in good faith by the
Tatneft OAO ADR	14,191	554	Manager under procedures established and periodically reviewed by the
			Board of Directors. At the end of the period, the fair value of these
		$13,186	securities totaled $2,392 or 2.15% of net assets.
Oil & Gas Services - 0.34%			(c) Security is Illiquid
China Oilfield Services Ltd	152,000	381
Pharmaceuticals - 0.68%
Lupin Ltd	21,789	298
Sun Pharmaceutical Industries Ltd	48,873	464
		$762
Real Estate - 1.75%
Country Garden Holdings Co Ltd	1,512,000	967
Shimao Property Holdings Ltd	429,500	988
		$1,955
Semiconductors - 8.76%
MediaTek Inc	70,000	865
Samsung Electronics Co Ltd	4,094	5,207
SK Hynix Inc (a)	31,470	886

See accompanying notes.

Schedule of Investments International Emerging Markets Account September 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Korea, Republic Of	16 .95%
China	16 .94%
Taiwan, Province Of China	11 .29%
Brazil	11 .14%
Russian Federation	8.91%
South Africa	6.33%
Mexico	5.41%
India	5.19%
Hong Kong	3.92%
Thailand	3.13%
Malaysia	2.87%
Indonesia	1.52%
Turkey	1.43%
Poland	0.94%
Chile	0.86%
United Kingdom	0.68%
Colombia	0.66%
United States	0.56%
Netherlands	0.53%
Peru	0.35%
Other Assets in Excess of Liabilities, Net	0.39%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2013 (unaudited)

COMMON STOCKS - 96.15%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 0.08%				Beverages - 2.12%
Interpublic Group of Cos Inc/The	3,845	$66		Coca-Cola Co/The	16,368	$620
Omnicom Group Inc	937	60		Coca-Cola Enterprises Inc	2,200	88
		$126		Green Mountain Coffee Roasters Inc (a)	100	8
				Molson Coors Brewing Co	537	27
Aerospace & Defense - 2.11%				Monster Beverage Corp (a)	1,728	91
Boeing Co/The	5,606	659		PepsiCo Inc	31,639	2,515
General Dynamics Corp	791	69				$3,349
L-3 Communications Holdings Inc	314	30
Lockheed Martin Corp	637	81		Biotechnology - 2.19%
Northrop Grumman Corp	555	53		Alexion Pharmaceuticals Inc (a)	1,201	140
Orbital Sciences Corp (a)	49,010	1,038		Amgen Inc	18,281	2,046
Raytheon Co	10,916	841		Biogen Idec Inc (a)	1,288	310
Rockwell Collins Inc	501	34		Celgene Corp (a)	1,879	289
United Technologies Corp	4,890	527		Gilead Sciences Inc (a)	8,984	564
		$3,332		Regeneron Pharmaceuticals Inc (a)	356	112
Agriculture - 1.84%						$3,461
Altria Group Inc	5,327	183		Building Materials - 0.68%
Archer-Daniels-Midland Co	4,287	158		Eagle Materials Inc	12,520	908
Lorillard Inc	1,372	61		Martin Marietta Materials Inc	800	79
Philip Morris International Inc	28,894	2,502		Masco Corp	1,305	28
		$2,904		Vulcan Materials Co	1,200	62
Airlines - 0.22%						$1,077
Delta Air Lines Inc	6,700	158		Chemicals - 2.50%
Southwest Airlines Co	2,625	38		Air Products & Chemicals Inc	1,279	136
United Continental Holdings Inc (a)	4,800	148		Airgas Inc	438	46
		$344		Celanese Corp	1,800	95
				CF Industries Holdings Inc	208	44
Apparel - 0.26%				Dow Chemical Co/The	4,515	173
Nike Inc	3,683	267		Eastman Chemical Co	539	42
Ralph Lauren Corp	515	85		Ecolab Inc	14,584	1,440
VF Corp	309	62		EI du Pont de Nemours & Co	2,140	125
		$414		FMC Corp	484	35
Automobile Manufacturers - 0.98%				International Flavors & Fragrances Inc	292	24
Ford Motor Co	35,205	594		LyondellBasell Industries NV	11,110	814
General Motors Co (a)	7,776	280		Monsanto Co	3,027	316
Honda Motor Co Ltd ADR	16,760	639		Mosaic Co/The	967	42
PACCAR Inc	724	40		Potash Corp of Saskatchewan Inc	1,100	34
		$1,553		PPG Industries Inc	836	140
				Praxair Inc	2,003	241
Automobile Parts & Equipment - 1.16%				Sherwin-Williams Co/The	900	164
BorgWarner Inc	417	42		Sigma-Aldrich Corp	418	36
Delphi Automotive PLC	3,138	184				$3,947
Goodyear Tire & Rubber Co/The	861	19
Johnson Controls Inc	36,748	1,525		Coal - 0.03%
TRW Automotive Holdings Corp (a)	900	64		Consol Energy Inc	1,300	44
		$1,834
Banks - 7.81%				Commercial Services - 1.12%
Bank of America Corp	40,392	558		ADT Corp/The	771	31
Bank of New York Mellon Corp/The	2,366	71		Automatic Data Processing Inc	11,798	855
BB&T Corp	1,596	54		Cintas Corp	381	20
Capital One Financial Corp	4,772	328		Equifax Inc	415	25
Citigroup Inc	70,277	3,409		H&R Block Inc	943	25
Fifth Third Bancorp	3,177	57		Iron Mountain Inc	1,900	51
Goldman Sachs Group Inc/The	1,027	163		Mastercard Inc	644	433
Huntington Bancshares Inc/OH	2,946	24		McGraw Hill Financial Inc	1,483	97
JP Morgan Chase & Co	55,943	2,891		Moody's Corp	709	50
				Quanta Services Inc (a)	2,579	71
KeyCorp	3,304	38
M&T Bank Corp	439	49		Robert Half International Inc	1,410	55
Morgan Stanley	9,970	269		Total System Services Inc	588	17
Northern Trust Corp	2,500	136		Western Union Co/The	2,038	38
PNC Financial Services Group Inc/The	2,617	189				$1,768
Regions Financial Corp	5,173	48		Computers - 4.47%
State Street Corp	4,637	305		Accenture PLC - Class A	3,512	258
SunTrust Banks Inc	1,972	64		Apple Inc	8,577	4,089
US Bancorp/MN	12,318	450		Cognizant Technology Solutions Corp (a)	1,918	158
Wells Fargo & Co	77,715	3,212		Computer Sciences Corp	536	28
Zions Bancorporation	1,200	33		Dell Inc	15,990	220
		$12,348		EMC Corp/MA	4,865	124
				Hewlett-Packard Co	4,433	93

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Computers (continued)				Electrical Components & Equipment (continued)
International Business Machines Corp	4,150	$769		Energizer Holdings Inc	900	$82
NetApp Inc	27,434	1,169		Hubbell Inc	400	42
SanDisk Corp	890	53				$233
Seagate Technology PLC	1,145	50
Western Digital Corp	758	48		Electronics - 2.76%
		$7,059		Agilent Technologies Inc	4,812	247
				Amphenol Corp	580	45
Consumer Products - 0.09%				FLIR Systems Inc	519	16
Avery Dennison Corp	368	16		Honeywell International Inc	24,121	2,003
Clorox Co/The	458	37		Jabil Circuit Inc	639	14
Kimberly-Clark Corp	951	90		TE Connectivity Ltd	954	49
		$143		Thermo Fisher Scientific Inc	14,298	1,317
				Trimble Navigation Ltd (a)	1,800	54
Cosmetics & Personal Care - 0.99%				Tyco International Ltd	17,614	616
Avon Products Inc	7,500	155				$4,361
Colgate-Palmolive Co	3,569	212
Procter & Gamble Co/The	15,909	1,202		Engineering & Construction - 0.05%
		$1,569		Fluor Corp	588	42
				Jacobs Engineering Group Inc (a)	445	26
Distribution & Wholesale - 0.15%				McDermott International Inc (a)	1,200	9
Fastenal Co	1,200	60				$77
Fossil Group Inc (a)	686	80
Genuine Parts Co	547	44		Entertainment - 0.01%
WW Grainger Inc	200	53		International Game Technology	948	18
		$237
Diversified Financial Services - 2.51%				Environmental Control - 0.10%
American Express Co	16,268	1,229		Stericycle Inc (a)	800	93
Ameriprise Financial Inc	1,808	164		Waste Management Inc	1,606	66
BlackRock Inc	357	97				$159
Charles Schwab Corp/The	48,561	1,027
CME Group Inc/IL	2,032	150		Food - 2.71%
Discover Financial Services	1,991	100		ConAgra Foods Inc	1,514	46
E*Trade Financial Corp (a)	2,600	43		Danone SA ADR	79,090	1,189
Franklin Resources Inc	1,692	85		General Mills Inc	5,495	263
IntercontinentalExchange Inc (a)	400	73		Hershey Co/The	548	51
Invesco Ltd	6,915	221		Hormel Foods Corp	469	20
SLM Corp	1,625	40		JM Smucker Co/The	386	41
				Kellogg Co	4,210	247
T Rowe Price Group Inc	533	38		Kraft Foods Group Inc	1,471	77
TD Ameritrade Holding Corp	2,300	60
Visa Inc	3,346	640		Kroger Co/The	5,387	217
				McCormick & Co Inc/MD	26,312	1,702
		$3,967		Mondelez International Inc	5,919	186
Electric - 1.29%				Safeway Inc	833	27
AES Corp/VA	17,603	234		Sysco Corp	1,220	39
American Electric Power Co Inc	5,338	231		Tyson Foods Inc	1,018	29
Calpine Corp (a)	3,300	64		Whole Foods Market Inc	2,500	146
CMS Energy Corp	2,435	64				$4,280
Consolidated Edison Inc	1,024	56
Dominion Resources Inc/VA	1,487	93		Forest Products & Paper - 0.69%
DTE Energy Co	613	40		International Paper Co	24,449	1,095
Duke Energy Corp	1,680	112
Edison International	1,145	53		Gas - 0.93%
Entergy Corp	1,900	120		AGL Resources Inc	432	20
Exelon Corp	3,219	95		CenterPoint Energy Inc	5,259	126
FirstEnergy Corp	1,601	58		NiSource Inc	1,141	35
Integrys Energy Group Inc	267	15		Sempra Energy	15,132	1,296
NextEra Energy Inc	994	80				$1,477
Northeast Utilities	1,099	45
NRG Energy Inc	5,732	157		Hand & Machine Tools - 0.18%
PG&E Corp	4,253	174		Kennametal Inc	4,550	208
Pinnacle West Capital Corp	378	21		Snap-on Inc	202	20
PPL Corp	1,507	46		Stanley Black & Decker Inc	600	54
Public Service Enterprise Group Inc	1,787	59				$282
SCANA Corp	470	22		Healthcare - Products - 1.04%
Southern Co/The	2,018	83		Baxter International Inc	1,264	83
TECO Energy Inc	2,496	42		Becton Dickinson and Co	2,057	206
Wisconsin Energy Corp	813	33		Boston Scientific Corp (a)	14,938	175
Xcel Energy Inc	1,784	49		CareFusion Corp (a)	791	29
		$2,046		Covidien PLC	8,740	532
Electrical Components & Equipment - 0.15%				CR Bard Inc	200	23
Emerson Electric Co	1,691	109		DENTSPLY International Inc	1,800	78

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Healthcare - Products (continued)				Internet (continued)
Intuitive Surgical Inc (a)	100	$38		TripAdvisor Inc (a)	401	$30
Life Technologies Corp (a)	618	46		Trulia Inc (a)	8,750	412
Medtronic Inc	2,359	126		VeriSign Inc (a)	2,151	109
Patterson Cos Inc	299	12		Yahoo! Inc (a)	2,215	73
St Jude Medical Inc	1,017	55				$9,133
Stryker Corp	2,464	167
Varian Medical Systems Inc (a)	390	29		Iron & Steel - 0.06%
Zimmer Holdings Inc	603	49		Cliffs Natural Resources Inc	500	10
		$1,648		Nucor Corp	1,600	79
						$89
Healthcare - Services - 1.33%
Aetna Inc	3,177	203		Leisure Products & Services - 0.86%
Cigna Corp	679	52		Carnival Corp	3,300	108
DaVita HealthCare Partners Inc (a)	618	35		Harley-Davidson Inc	19,461	1,250
HCA Holdings Inc	1,100	47				$1,358
Humana Inc	300	28		Lodging - 0.59%
Quest Diagnostics Inc	1,342	82		Las Vegas Sands Corp	2,100	139
UnitedHealth Group Inc	20,156	1,444		Marriott International Inc/DE	889	37
WellPoint Inc	2,501	210		Starwood Hotels & Resorts Worldwide Inc	10,863	722
		$2,101		Wyndham Worldwide Corp	501	31
Home Builders - 0.70%						$929
Lennar Corp	1,300	46		Machinery - Construction & Mining - 0.66%
Pulte Group Inc	1,193	20		Caterpillar Inc	12,361	1,031
Toll Brothers Inc (a)	32,240	1,045		Joy Global Inc	377	19
		$1,111				$1,050
Home Furnishings - 0.06%				Machinery - Diversified - 0.97%
Harman International Industries Inc	700	46		Cummins Inc	2,120	282
Whirlpool Corp	284	42		Deere & Co	911	74
		$88		Flowserve Corp	11,090	692
Housewares - 0.02%				Rockwell Automation Inc	4,151	444
Newell Rubbermaid Inc	989	27		Roper Industries Inc	362	48
						$1,540
Insurance - 4.28%				Media - 3.65%
ACE Ltd	826	77		CBS Corp	1,323	73
Aflac Inc	1,132	70		Comcast Corp - Class A	11,328	512
				DIRECTV (a)	1,317	79
Allstate Corp/The	6,622	335		Discovery Communications Inc - A Shares (a)	551	47
American International Group Inc	3,009	146		Discovery Communications Inc - C Shares (a)	1,850	145
Aon PLC	779	58
Assurant Inc	302	16		Gannett Co Inc	822	22
Berkshire Hathaway Inc - Class A (a)	7	1,193		Scripps Networks Interactive Inc	286	22
Berkshire Hathaway Inc - Class B (a)	6,597	749		Time Warner Cable Inc	2,290	255
Chubb Corp/The	533	48		Time Warner Inc	3,826	252
Cincinnati Financial Corp	516	24		Twenty-First Century Fox Inc - A Shares	13,049	437
CNA Financial Corp	500	19		Twenty-First Century Fox Inc - B Shares	54,560	1,822
Fidelity National Financial Inc	1,000	27		Viacom Inc	3,434	287
Genworth Financial Inc (a)	1,791	23		Walt Disney Co/The	28,044	1,808
Lincoln National Corp	948	40		Washington Post Co/The	16	10
Loews Corp	1,400	65				$5,771
Marsh & McLennan Cos Inc	6,031	262		Metal Fabrication & Hardware - 0.20%
MetLife Inc	62,420	2,931		Precision Castparts Corp	1,401	318
Progressive Corp/The	7,028	191
Prudential Financial Inc	940	73
Torchmark Corp	316	23		Mining - 0.12%
Travelers Cos Inc/The	914	78		Freeport-McMoRan Copper & Gold Inc	4,939	163
Unum Group	980	30		Newmont Mining Corp	1,200	34
XL Group PLC	9,372	289				$197
		$6,767		Miscellaneous Manufacturing - 2.58%
Internet - 5.78%				3M Co	3,794	453
Amazon.com Inc (a)	3,458	1,081		Danaher Corp	5,881	408
eBay Inc (a)	5,501	307		Dover Corp	596	54
Equinix Inc (a)	400	74		Eaton Corp PLC	1,572	108
Facebook Inc (a)	33,661	1,691		General Electric Co	88,617	2,117
Google Inc (a)	5,231	4,582		Illinois Tool Works Inc	959	73
Netflix Inc (a)	400	124		Ingersoll-Rand PLC	1,709	111
priceline.com Inc (a)	319	322		Leggett & Platt Inc	486	15
Rackspace Hosting Inc (a)	900	48		Parker Hannifin Corp	1,727	187
Splunk Inc (a)	4,080	245		Pentair Ltd	7,254	471
Symantec Corp	1,431	35

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Textron Inc	2,700	$75		Merck & Co Inc	60,071	$2,860
		$4,072		Mylan Inc/PA (a)	1,395	53
				Pfizer Inc	120,978	3,473
Office & Business Equipment - 0.04%				Roche Holding AG ADR	8,750	591
Pitney Bowes Inc	693	13				$12,834
Xerox Corp	4,407	45
		$58		Pipelines - 0.23%
				Kinder Morgan Inc/DE	1,471	52
Oil & Gas - 6.80%				Spectra Energy Corp	4,047	139
Anadarko Petroleum Corp	2,773	258		Williams Cos Inc/The	4,564	166
Apache Corp	3,917	333				$357
Cabot Oil & Gas Corp	1,000	37
Chesapeake Energy Corp	1,862	48		Private Equity - 0.44%
Chevron Corp	15,424	1,874		Blackstone Group LP	27,980	696
Cimarex Energy Co	500	48
Concho Resources Inc (a)	500	54
				Real Estate - 0.02%
ConocoPhillips	4,359	303		CBRE Group Inc (a)	1,062	25
Denbury Resources Inc (a)	1,355	25
Devon Energy Corp	1,270	74
Diamond Offshore Drilling Inc	254	16		REITS - 1.53%
Ensco PLC	818	44		American Tower Corp	15,086	1,118
EOG Resources Inc	637	108		Apartment Investment & Management Co	533	15
EQT Corp	1,100	98		AvalonBay Communities Inc	1,226	156
Exxon Mobil Corp	38,948	3,351		Boston Properties Inc	600	64
Helmerich & Payne Inc	372	26		General Growth Properties Inc	1,200	23
Hess Corp	15,948	1,234		HCP Inc	1,021	42
Marathon Oil Corp	1,658	58		Health Care REIT Inc	1,040	65
Marathon Petroleum Corp	763	49		Host Hotels & Resorts Inc	2,585	46
Murphy Oil Corp	651	39		Kimco Realty Corp	1,412	29
Nabors Industries Ltd	993	16		Macerich Co/The	493	28
Noble Corp	909	34		Plum Creek Timber Co Inc	575	27
Noble Energy Inc	738	49		Prologis Inc	1,145	43
Occidental Petroleum Corp	18,164	1,699		Public Storage	427	69
Phillips 66	4,148	240		Simon Property Group Inc	2,071	307
Pioneer Natural Resources Co	1,080	204		SL Green Realty Corp	500	44
QEP Resources Inc	643	18		Ventas Inc	670	41
Range Resources Corp	1,200	91		Vornado Realty Trust	2,122	178
Rowan Cos PLC (a)	423	16		Weyerhaeuser Co	4,177	119
Southwestern Energy Co (a)	1,000	36				$2,414
Talisman Energy Inc	4,500	52
Tesoro Corp	481	21		Retail - 5.87%
Valero Energy Corp	4,369	149		Abercrombie & Fitch Co	276	10
				AutoZone Inc (a)	327	139
WPX Energy Inc (a)	2,566	49
				Bed Bath & Beyond Inc (a)	771	60
		$10,751		Best Buy Co Inc	982	37
Oil & Gas Services - 1.93%				CarMax Inc (a)	4,200	204
Baker Hughes Inc	2,814	139		Chipotle Mexican Grill Inc (a)	200	86
Cameron International Corp (a)	10,330	603		Coach Inc	982	54
Halliburton Co	33,682	1,622		Costco Wholesale Corp	2,398	276
National Oilwell Varco Inc	999	78		CVS Caremark Corp	24,428	1,386
Schlumberger Ltd	6,821	602		Dollar General Corp (a)	1,102	62
		$3,044		Dollar Tree Inc (a)	3,293	188
				GameStop Corp	412	20
Packaging & Containers - 0.07%				Gap Inc/The	1,052	42
Ball Corp	1,441	65		Home Depot Inc/The	6,486	492
Bemis Co Inc	356	14		Kohl's Corp	2,740	141
Owens-Illinois Inc (a)	569	17
				L Brands Inc	2,000	122
Sealed Air Corp	663	18		Lowe's Cos Inc	23,164	1,103
		$114		Lululemon Athletica Inc (a)	700	51
Pharmaceuticals - 8.12%				Macy's Inc	2,904	126
Abbott Laboratories	8,222	273		McDonald's Corp	3,330	320
AbbVie Inc	10,196	456		Nordstrom Inc	539	30
Allergan Inc/United States	1,397	126		O'Reilly Automotive Inc (a)	390	50
AmerisourceBergen Corp	828	51		Panera Bread Co (a)	200	32
Bristol-Myers Squibb Co	12,229	566		PetSmart Inc	381	29
Eli Lilly & Co	4,828	243		PVH Corp	400	47
Express Scripts Holding Co (a)	5,213	322		Ross Stores Inc	2,690	195
GlaxoSmithKline PLC ADR	13,590	682		Staples Inc	2,357	35
Johnson & Johnson	33,136	2,873		Starbucks Corp	4,653	358
McKesson Corp	1,637	210		Target Corp	3,188	204
Mead Johnson Nutrition Co	740	55		Tim Hortons Inc	1,100	64
				TJX Cos Inc	26,249	1,480

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Retail (continued)				REPURCHASE AGREEMENTS - 3.16% Amount (000's)		Value	(000	's)
Urban Outfitters Inc (a)	384	$14		Banks- 3.16%
Walgreen Co	2,133	115		Investment in Joint Trading Account; Barclays $	1,436		$1,436
Wal-Mart Stores Inc	8,554	633		Bank Repurchase Agreement; 0.06% dated
Yum! Brands Inc	15,125	1,080		09/30/2013 maturing 10/01/2013
		$9,285		(collateralized by US Government
				Securities; $1,464,932; 0.63% - 2.50%;
Semiconductors - 2.12%				dated 03/31/15 - 07/15/16)
Altera Corp	3,400	126		Investment in Joint Trading Account; Credit	1,005		1,005
Applied Materials Inc	12,768	224		Suisse Repurchase Agreement; 0.05%
ASML Holding NV - NY Reg Shares	14,467	1,429		dated 09/30/2013 maturing 10/01/2013
Atmel Corp (a)	6,000	45
				(collateralized by US Government
Avago Technologies Ltd	2,300	99		Securities; $1,025,452; 0.00% - 10.63%;
Broadcom Corp	6,106	159		dated 08/15/15 - 08/15/40)
First Solar Inc (a)	209	8
				Investment in Joint Trading Account; Deutsche	397		397
Intel Corp	15,212	349		Bank Repurchase Agreement; 0.10% dated
KLA-Tencor Corp	577	35		09/30/2013 maturing 10/01/2013
Lam Research Corp (a)	591	30
				(collateralized by US Government
LSI Corp	1,850	14		Securities; $404,321; 0.00% - 5.41%; dated
NVIDIA Corp	2,118	33		04/01/26 - 04/17/36)
Qualcomm Inc	10,148	684		Investment in Joint Trading Account; Merrill	1,295		1,294
Teradyne Inc (a)	637	10
				Lynch Repurchase Agreement; 0.03%
Texas Instruments Inc	2,527	102		dated 09/30/2013 maturing 10/01/2013
		$3,347		(collateralized by US Government
Software - 2.19%				Securities; $1,320,520; 0.00% - 5.50%;
Adobe Systems Inc (a)	1,032	54		dated 03/15/14 - 09/15/39)
Akamai Technologies Inc (a)	1,300	67		Investment in Joint Trading Account; Morgan	862		862
Autodesk Inc (a)	5,600	231		Stanley Repurchase Agreement; 0.02%
CA Inc	1,135	34		dated 09/30/2013 maturing 10/01/2013
Cerner Corp (a)	1,048	55		(collateralized by US Government
Check Point Software Technologies Ltd (a)	1,400	79		Securities; $878,957; 1.00% - 1.38%; dated
Citrix Systems Inc (a)	1,200	85		03/31/17 - 07/31/18)
Dun & Bradstreet Corp/The	143	15					$4,994
Fidelity National Information Services Inc	3,064	142		TOTAL REPURCHASE AGREEMENTS			$4,994
Intuit Inc	1,001	66		Total Investments			$156,944
Microsoft Corp	53,099	1,769		Other Assets in Excess of Liabilities, Net - 0.69%			$1,087
Oracle Corp	17,443	578		TOTAL NET ASSETS - 100.00%			$158,031
Red Hat Inc (a)	4,900	226
Salesforce.com Inc (a)	1,099	57
		$3,458		(a) Non-Income Producing Security
Telecommunications - 2.94%
AT&T Inc	22,428	759
CenturyLink Inc	1,252	39		Portfolio Summary (unaudited)
Cisco Systems Inc	62,267	1,459		Sector			Percent
Corning Inc	3,368	49		Consumer, Non-cyclical			21 .55%
Crown Castle International Corp (a)	2,286	167		Financial			19 .75%
Harris Corp	388	23		Communications			12 .45%
Juniper Networks Inc (a)	19,870	395		Industrial			11 .17%
Motorola Solutions Inc	1,200	71		Consumer, Cyclical			10 .99%
Verizon Communications Inc	36,103	1,684		Energy			8.99%
		$4,646		Technology			8.82%
				Basic Materials			3.37%
Toys, Games & Hobbies - 0.11%				Utilities			2.22%
Hasbro Inc	1,695	80		Other Assets in Excess of Liabilities, Net			0.69%
Mattel Inc	2,303	96		TOTAL NET ASSETS			100.00%
		$176
Transportation - 0.66%
CH Robinson Worldwide Inc	576	34
CSX Corp	2,432	63
Expeditors International of Washington Inc	600	26
FedEx Corp	2,296	262
Norfolk Southern Corp	735	57
Ryder System Inc	188	11
Union Pacific Corp	1,998	311
United Parcel Service Inc	3,049	278
		$1,042
TOTAL COMMON STOCKS		$151,950

See accompanying notes.

Schedule of Investments LargeCap Blend Account II September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2013	Long	77	$6,470	$6,446	$(24)
Total					$(24)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
September 30, 2013 (unaudited)

COMMON STOCKS - 98.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Aerospace & Defense - 1.64%				Internet (continued)
Boeing Co/The	13,179	$1,549		LinkedIn Corp (a)	7,011	$1,725
				Splunk Inc (a)	6,485	390
				Yelp Inc (a)	5,700	377
Airlines - 1.77%
Delta Air Lines Inc	70,814	1,671				$8,377
				Lodging - 2.12%
Apparel - 4.66%				Las Vegas Sands Corp	30,106	2,000
Michael Kors Holdings Ltd (a)	28,081	2,092
Nike Inc	31,771	2,308		Media- 3.46%
		$4,400		Comcast Corp - Class A	41,331	1,866
Automobile Manufacturers - 1.63%				Sirius XM Radio Inc	363,350	1,406
General Motors Co (a)	42,929	1,544				$3,272
				Oil & Gas - 7.16%
Automobile Parts & Equipment - 1.16%				Cabot Oil & Gas Corp	35,563	1,327
Johnson Controls Inc	26,370	1,094		Noble Energy Inc	29,598	1,983
				Occidental Petroleum Corp	10,429	976
				Pioneer Natural Resources Co	13,132	2,479
Banks - 3.22%						$6,765
Citigroup Inc	26,886	1,304
Goldman Sachs Group Inc/The	11,003	1,741		Oil & Gas Services - 1.41%
		$3,045		Halliburton Co	27,763	1,337
Biotechnology - 8.34%
Biogen Idec Inc (a)	13,656	3,288		Pharmaceuticals - 7.27%
				Actavis Inc (a)	11,213	1,615
Gilead Sciences Inc (a)	51,365	3,228
Regeneron Pharmaceuticals Inc (a)	4,356	1,363		Pfizer Inc	63,365	1,819
				Pharmacyclics Inc (a)	7,900	1,093
		$7,879		Valeant Pharmaceuticals International Inc (a)	22,400	2,337
Building Materials - 1.51%						$6,864
Masco Corp	67,159	1,429
				Retail - 5.81%
				Home Depot Inc/The	25,715	1,950
Chemicals - 4.15%				Starbucks Corp	34,744	2,674
Dow Chemical Co/The	24,363	936		Tiffany & Co	11,231	861
LyondellBasell Industries NV	18,167	1,330				$5,485
PPG Industries Inc	9,906	1,655
		$3,921		Semiconductors - 2.62%
				Cree Inc (a)	16,353	985
Commercial Services - 5.34%				Qualcomm Inc	22,093	1,488
FleetCor Technologies Inc (a)	9,473	1,043				$2,473
Hertz Global Holdings Inc (a)	80,309	1,780
Mastercard Inc	3,307	2,225		Software - 1.07%
				ServiceNow Inc (a)	9,787	509
		$5,048		Workday Inc (a)	6,191	501
Computers - 4.92%						$1,010
Apple Inc	9,746	4,646
				Telecommunications - 3.61%
				Cisco Systems Inc	96,738	2,265
Cosmetics & Personal Care - 4.29%				Crown Castle International Corp (a)	15,661	1,144
Avon Products Inc	44,928	926				$3,409
Estee Lauder Cos Inc/The	19,794	1,384
Procter & Gamble Co/The	23,010	1,739		Transportation - 3.41%
		$4,049		Canadian Pacific Railway Ltd	10,452	1,289
				Union Pacific Corp	12,427	1,930
Diversified Financial Services - 6.93%						$3,219
Discover Financial Services	54,610	2,760		TOTAL COMMON STOCKS		$93,489
Ocwen Financial Corp (a)	8,500	474
					Maturity
SLM Corp	56,472	1,406		REPURCHASE AGREEMENTS - 0.90%	Amount (000's)	Value(000's)
Visa Inc	9,953	1,902
		$6,542		Banks- 0.90%
				Investment in Joint Trading Account; Barclays $	244	$244
Healthcare - Products - 1.01%				Bank Repurchase Agreement; 0.06% dated
Boston Scientific Corp (a)	80,964	951
				09/30/2013 maturing 10/01/2013
				(collateralized by US Government
Home Furnishings - 1.60%				Securities; $249,044; 0.63% - 2.50%; dated
Whirlpool Corp	10,313	1,510		03/31/15 - 07/15/16)
				Investment in Joint Trading Account; Credit	171	171
				Suisse Repurchase Agreement; 0.05%
Internet - 8.87%				dated 09/30/2013 maturing 10/01/2013
Amazon.com Inc (a)	4,447	1,390
Facebook Inc (a)	19,100	960		(collateralized by US Government
Google Inc (a)	3,536	3,097		Securities; $174,331; 0.00% - 10.63%;
Groupon Inc (a)	39,100	438		dated 08/15/15 - 08/15/40)

See accompanying notes.

Schedule of Investments LargeCap Growth Account September 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	67	$67
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $68,736; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	220	220
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $224,494; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	147	147
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $149,427; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$849
TOTAL REPURCHASE AGREEMENTS		$849
Total Investments		$94,338
Other Assets in Excess of Liabilities, Net - 0.12%		$115
TOTAL NET ASSETS - 100.00%		$94,453

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26 .25%
Consumer, Cyclical		18 .75%
Communications		15 .94%
Financial		11 .05%
Technology		8.61%
Energy		8.57%
Industrial		6.56%
Basic Materials		4.15%
Other Assets in Excess of Liabilities, Net		0.12%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

COMMON STOCKS - 97.69%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.06%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,640	$28		Celgene Corp (a)	13,431	$2,068
Lamar Advertising Co (a)	663	31		Charles River Laboratories International Inc (a)	185	8
Omnicom Group Inc	1,390	89		Cubist Pharmaceuticals Inc (a)	547	35
		$148		Gilead Sciences Inc (a)	68,404	4,298
				Illumina Inc (a)	1,046	84
Aerospace & Defense - 1.91%				Myriad Genetics Inc (a)	670	16
B/E Aerospace Inc (a)	778	57
				Regeneron Pharmaceuticals Inc (a)	2,673	837
Boeing Co/The	26,798	3,149		United Therapeutics Corp (a)	391	31
Lockheed Martin Corp	1,367	174		Vertex Pharmaceuticals Inc (a)	1,085	82
Rockwell Collins Inc	1,016	69				$10,848
Triumph Group Inc	91	6
United Technologies Corp	10,040	1,083		Building Materials - 0.28%
		$4,538		Eagle Materials Inc	415	30
				Fortune Brands Home & Security Inc	1,218	51
Agriculture - 0.49%				Lennox International Inc	424	32
Altria Group Inc	9,369	322		Masco Corp	2,998	64
Archer-Daniels-Midland Co	421	16		Vulcan Materials Co	9,600	497
Lorillard Inc	2,283	102				$674
Philip Morris International Inc	7,628	660
Reynolds American Inc	1,113	54		Chemicals - 3.32%
		$1,154		Albemarle Corp	260	16
				Celanese Corp	1,342	71
Airlines - 0.59%				Dow Chemical Co/The	1,331	51
Alaska Air Group Inc	544	34		Eastman Chemical Co	863	67
Copa Holdings SA	280	39		Ecolab Inc	39,263	3,878
Delta Air Lines Inc	3,298	78		EI du Pont de Nemours & Co	4,294	251
Southwest Airlines Co	667	10		International Flavors & Fragrances Inc	685	56
United Continental Holdings Inc (a)	40,174	1,233
				LyondellBasell Industries NV	2,262	166
		$1,394		Monsanto Co	2,975	310
Apparel - 0.46%				PPG Industries Inc	723	121
Carter's Inc	499	38		Praxair Inc	11,779	1,416
Hanesbrands Inc	829	51		Rockwood Holdings Inc	474	32
Michael Kors Holdings Ltd (a)	1,083	81		RPM International Inc	1,043	38
Nike Inc	3,809	277		Sherwin-Williams Co/The	6,793	1,238
Ralph Lauren Corp	3,322	547		Sigma-Aldrich Corp	954	81
VF Corp	471	94		Valspar Corp/The	749	48
		$1,088		Westlake Chemical Corp	147	15
				WR Grace & Co (a)	556	49
Automobile Manufacturers - 0.40%						$7,904
Ford Motor Co	7,286	123
PACCAR Inc	382	21		Commercial Services - 2.35%
Tesla Motors Inc (a)	4,190	811		Aaron's Inc	95	3
				Alliance Data Systems Corp (a)	412	87
		$955
				Automatic Data Processing Inc	2,263	164
Automobile Parts & Equipment - 0.12%				Booz Allen Hamilton Holding Corp	241	5
Allison Transmission Holdings Inc	38	1		Cintas Corp	243	12
BorgWarner Inc	622	63		Equifax Inc	1,013	61
Delphi Automotive PLC	1,681	98		FleetCor Technologies Inc (a)	570	63
Goodyear Tire & Rubber Co/The	2,066	46		Gartner Inc (a)	795	48
Lear Corp	76	6		Genpact Ltd (a)	102,085	1,927
Visteon Corp (a)	417	32		H&R Block Inc	2,288	61
WABCO Holdings Inc (a)	491	41		KAR Auction Services Inc	240	7
		$287		Lender Processing Services Inc	617	20
Banks - 1.03%				Mastercard Inc	4,117	2,770
Morgan Stanley	44,600	1,202		McGraw Hill Financial Inc	1,087	71
Signature Bank/New York NY (a)	38	3		Moody's Corp	1,026	72
				Quanta Services Inc (a)	368	10
State Street Corp	18,900	1,243
		$2,448		Robert Half International Inc	1,175	46
				RR Donnelley & Sons Co	830	13
Beverages - 1.47%				SEI Investments Co	1,147	35
Coca-Cola Co/The	17,839	676		Service Corp International/US	1,390	26
Coca-Cola Enterprises Inc	1,279	51		Total System Services Inc	1,067	31
Constellation Brands Inc (a)	1,215	70		Weight Watchers International Inc	123	5
Green Mountain Coffee Roasters Inc (a)	9,702	731		Western Union Co/The	2,942	55
Monster Beverage Corp (a)	7,000	366				$5,592
PepsiCo Inc	20,244	1,609
		$3,503		Computers - 7.43%
				Accenture PLC - Class A	34,099	2,511
Biotechnology - 4.56%				Apple Inc	15,408	7,346
Alexion Pharmaceuticals Inc (a)	8,710	1,012		Cadence Design Systems Inc (a)	2,380	32
Amgen Inc	3,935	440		Cognizant Technology Solutions Corp (a)	37,795	3,104
Biogen Idec Inc (a)	8,045	1,937		DST Systems Inc	233	18

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Computers (continued)				Entertainment - 0.04%
EMC Corp/MA	5,479	$140		Bally Technologies Inc (a)	324	$23
IHS Inc (a)	552	63		International Game Technology	2,189	42
International Business Machines Corp	5,495	1,018		Madison Square Garden Co/The (a)	503	29
Jack Henry & Associates Inc	725	37				$94
NetApp Inc	56,437	2,405
Riverbed Technology Inc (a)	1,297	19		Environmental Control - 1.29%
				Stericycle Inc (a)	26,412	3,048
SanDisk Corp	16,728	995
		$17,688		Waste Management Inc	315	13
						$3,061
Consumer Products - 0.19%
Avery Dennison Corp	266	11		Food - 1.97%
Church & Dwight Co Inc	1,160	70		ConAgra Foods Inc	2,330	71
Clorox Co/The	926	76		Flowers Foods Inc	1,439	31
Jarden Corp (a)	945	46		General Mills Inc	3,895	187
Kimberly-Clark Corp	1,943	183		Hershey Co/The	699	65
Scotts Miracle-Gro Co/The	361	20		Hormel Foods Corp	1,125	47
Tupperware Brands Corp	445	38		Ingredion Inc	81	5
		$444		JM Smucker Co/The	118	12
				Kellogg Co	1,446	85
Cosmetics & Personal Care - 1.83%				Kraft Foods Group Inc	3,593	188
Colgate-Palmolive Co	5,635	334		Kroger Co/The	3,142	127
Estee Lauder Cos Inc/The	40,400	2,824		McCormick & Co Inc/MD	1,109	72
Procter & Gamble Co/The	15,700	1,187		Safeway Inc	174	6
		$4,345		Whole Foods Market Inc	64,787	3,790
Distribution & Wholesale - 1.76%						$4,686
Fastenal Co	24,584	1,235		Forest Products & Paper - 0.04%
Fossil Group Inc (a)	24,245	2,818		International Paper Co	2,132	96
Genuine Parts Co	787	64
WW Grainger Inc	275	72		Gas - 0.00%
		$4,189		Questar Corp	286	6
Diversified Financial Services - 4.96%
Affiliated Managers Group Inc (a)	443	81
				Hand & Machine Tools - 0.03%
American Express Co	4,997	377		Lincoln Electric Holdings Inc	698	46
Ameriprise Financial Inc	540	49		Snap-on Inc	81	8
BlackRock Inc	243	66		Stanley Black & Decker Inc	119	11
CBOE Holdings Inc	734	33				$65
Charles Schwab Corp/The	145,344	3,073
Federated Investors Inc	574	16		Healthcare - Products - 2.47%
Franklin Resources Inc	17,666	893		Baxter International Inc	2,843	187
IntercontinentalExchange Inc (a)	339	62		Becton Dickinson and Co	1,019	102
LPL Financial Holdings Inc	374	14		Bruker BioSciences Corp (a)	920	19
T Rowe Price Group Inc	1,210	87		Cooper Cos Inc/The	300	39
TD Ameritrade Holding Corp	48,300	1,264		DENTSPLY International Inc	336	15
Visa Inc	30,142	5,760		Henry Schein Inc (a)	731	76
Waddell & Reed Financial Inc	722	37		IDEXX Laboratories Inc (a)	21,358	2,128
		$11,812		Intuitive Surgical Inc (a)	7,646	2,877
				Life Technologies Corp (a)	942	71
Electric - 0.02%				Patterson Cos Inc	658	26
ITC Holdings Corp	439	41		ResMed Inc	1,198	63
				Sirona Dental Systems Inc (a)	461	31
Electrical Components & Equipment - 0.12%				St Jude Medical Inc	1,514	81
AMETEK Inc	1,283	59		Stryker Corp	1,014	69
Emerson Electric Co	2,834	183		Techne Corp	143	11
Hubbell Inc	361	38		Varian Medical Systems Inc (a)	912	68
		$280		Zimmer Holdings Inc	79	6
						$5,869
Electronics - 1.94%
Agilent Technologies Inc	341	18		Healthcare - Services - 2.75%
Amphenol Corp	30,774	2,381		Aetna Inc	845	54
FLIR Systems Inc	832	26		Brookdale Senior Living Inc (a)	837	22
Gentex Corp/MI	694	18		Cigna Corp	141	11
Honeywell International Inc	4,146	344		Community Health Systems Inc	61	3
Mettler-Toledo International Inc (a)	254	61		Covance Inc (a)	26,820	2,319
National Instruments Corp	54,931	1,699		DaVita HealthCare Partners Inc (a)	43,198	2,458
Waters Corp (a)	720	76		HCA Holdings Inc	163	7
		$4,623		Health Management Associates Inc (a)	2,183	28
				Laboratory Corp of America Holdings (a)	766	76
Engineering & Construction - 1.55%				Mednax Inc (a)	272	27
AECOM Technology Corp (a)	83	3
				Quest Diagnostics Inc	95	6
Fluor Corp	52,075	3,695		UnitedHealth Group Inc	21,000	1,504
		$3,698

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Healthcare - Services (continued)				Machinery - Diversified (continued)
Universal Health Services Inc	513	$38		Flowserve Corp	9,502	$593
		$6,553		Graco Inc	516	38
				IDEX Corp	643	42
Home Builders - 0.40%				Manitowoc Co Inc/The	1,123	22
DR Horton Inc	43,200	839		Rockwell Automation Inc	735	79
NVR Inc (a)	33	30
				Roper Industries Inc	21,505	2,857
Pulte Group Inc	3,259	54		Wabtec Corp/DE	9,808	617
Thor Industries Inc	371	22		Xylem Inc/NY	149	4
		$945		Zebra Technologies Corp (a)	60	3
Home Furnishings - 0.00%						$4,552
Whirlpool Corp	47	7		Media - 1.66%
				AMC Networks Inc (a)	505	34
Housewares - 0.03%				CBS Corp	3,023	167
Newell Rubbermaid Inc	1,405	39		Comcast Corp - Class A	13,042	589
Toro Co	486	26		DIRECTV (a)	2,808	168
		$65		Discovery Communications Inc - A Shares (a)	1,316	111
				Discovery Communications Inc - C Shares (a)	9,700	758
Insurance - 0.22%				FactSet Research Systems Inc	369	40
Allied World Assurance Co Holdings AG	96	9		Liberty Global PLC - A Shares (a)	1,553	123
American Financial Group Inc/OH	89	5		Nielsen Holdings NV	265	10
Aon PLC	1,256	93		Scripps Networks Interactive Inc	923	72
Arch Capital Group Ltd (a)	105	6		Starz (a)	866	24
Arthur J Gallagher & Co	1,066	46		Time Warner Cable Inc	1,565	175
Axis Capital Holdings Ltd	255	11		Twenty-First Century Fox Inc - A Shares	39,376	1,319
Brown & Brown Inc	454	15		Viacom Inc	2,608	218
Chubb Corp/The	311	28		Walt Disney Co/The	2,150	139
Endurance Specialty Holdings Ltd	123	7				$3,947
Erie Indemnity Co	209	15
Hanover Insurance Group Inc/The	106	6		Metal Fabrication & Hardware - 1.00%
Marsh & McLennan Cos Inc	1,942	85		Precision Castparts Corp	10,370	2,357
Progressive Corp/The	2,558	70		Valmont Industries Inc	225	31
Prudential Financial Inc	831	65				$2,388
Travelers Cos Inc/The	855	72		Miscellaneous Manufacturing - 2.78%
		$533		3M Co	3,077	367
Internet - 11.08%				AO Smith Corp	279	13
Amazon.com Inc (a)	16,015	5,007		Aptargroup Inc	393	24
Baidu Inc ADR(a)	7,300	1,133		Carlisle Cos Inc	44	3
Ctrip.com International Ltd ADR(a)	11,100	649		Crane Co	375	23
eBay Inc (a)	38,380	2,141		Danaher Corp	85,514	5,928
Facebook Inc (a)	41,532	2,087		Donaldson Co Inc	1,136	43
Google Inc (a)	11,407	9,991		Dover Corp	665	60
Liberty Interactive Corp (a)	360	8		Illinois Tool Works Inc	741	56
Liberty Ventures (a)	309	27		Ingersoll-Rand PLC	1,122	73
LinkedIn Corp (a)	3,878	955		ITT Corp	755	27
Netflix Inc (a)	2,934	907				$6,617
priceline.com Inc (a)	3,277	3,313
Symantec Corp	2,676	66		Office & Business Equipment - 0.01%
TripAdvisor Inc (a)	941	71		Pitney Bowes Inc	736	13
		$26,355
				Oil & Gas - 2.10%
Leisure Products & Services - 0.06%				Anadarko Petroleum Corp	231	21
Harley-Davidson Inc	1,205	78		Atwood Oceanics Inc (a)	95	5
Polaris Industries Inc	544	70		Cabot Oil & Gas Corp	2,249	84
		$148		Cimarex Energy Co	8,000	771
Lodging - 1.42%				Continental Resources Inc/OK (a)	359	39
Las Vegas Sands Corp	31,623	2,100		CVR Energy Inc	131	5
Marriott International Inc/DE	1,728	73		EOG Resources Inc	1,358	230
Starwood Hotels & Resorts Worldwide Inc	7,995	531		EQT Corp	642	57
Wyndham Worldwide Corp	1,142	70		Laredo Petroleum Holdings Inc (a)	319	9
Wynn Resorts Ltd	3,800	600		Oasis Petroleum Inc (a)	786	39
		$3,374		Pioneer Natural Resources Co	9,870	1,864
				QEP Resources Inc	152	4
Machinery - Construction & Mining - 0.04%				Range Resources Corp	22,661	1,720
Caterpillar Inc	1,000	83		Seadrill Ltd	1,885	85
				Southwestern Energy Co (a)	1,875	68
				Whiting Petroleum Corp (a)	116	7
Machinery - Diversified - 1.91%
Babcock & Wilcox Co/The	651	22				$5,008
Cummins Inc	820	109		Oil & Gas Services - 4.35%
Deere & Co	2,045	166		Baker Hughes Inc	233	11

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Oil & Gas Services (continued)				Retail - 7.46%
Cameron International Corp (a)	1,313	$77		Abercrombie & Fitch Co	75	$3
Core Laboratories NV	16,618	2,812		Advance Auto Parts Inc	614	51
FMC Technologies Inc (a)	53,138	2,945		American Eagle Outfitters Inc	1,044	15
Halliburton Co	4,973	239		AutoNation Inc (a)	427	22
MRC Global Inc (a)	300	8		AutoZone Inc (a)	191	81
Oceaneering International Inc	909	74		Bed Bath & Beyond Inc (a)	1,176	91
RPC Inc	428	7		Best Buy Co Inc	614	23
Schlumberger Ltd	47,313	4,181		Big Lots Inc (a)	129	5
		$10,354		Brinker International Inc	594	24
				Chico's FAS Inc	1,277	21
Packaging & Containers - 0.12%				Chipotle Mexican Grill Inc (a)	2,665	1,143
Ball Corp	1,250	56		Coach Inc	1,511	82
Bemis Co Inc	379	15		Costco Wholesale Corp	22,471	2,587
Crown Holdings Inc (a)	1,031	44
				CVS Caremark Corp	1,182	67
Greif Inc	52	3		Dillard's Inc	153	12
Owens-Illinois Inc (a)	815	24
				Dollar General Corp (a)	1,526	86
Packaging Corp of America	824	47		Dollar Tree Inc (a)	15,504	886
Rock Tenn Co	435	44		Domino's Pizza Inc	472	32
Sealed Air Corp	1,646	45		Foot Locker Inc	168	6
Silgan Holdings Inc	371	17		Gap Inc/The	1,501	61
		$295		GNC Holdings Inc	827	45
Pharmaceuticals - 5.25%				Home Depot Inc/The	7,856	596
AbbVie Inc	8,311	372		L Brands Inc	1,120	68
Actavis Inc (a)	621	89		Lowe's Cos Inc	39,954	1,903
Allergan Inc/United States	1,555	141		Lululemon Athletica Inc (a)	8,500	621
AmerisourceBergen Corp	1,211	74		Macy's Inc	1,599	69
Bristol-Myers Squibb Co	7,420	343		McDonald's Corp	4,676	450
Catamaran Corp (a)	11,271	518		MSC Industrial Direct Co Inc	396	32
Eli Lilly & Co	1,140	57		Nordstrom Inc	1,219	69
Express Scripts Holding Co (a)	61,802	3,819		Nu Skin Enterprises Inc	492	47
Herbalife Ltd	716	50		O'Reilly Automotive Inc (a)	594	76
Jazz Pharmaceuticals PLC (a)	435	40		Panera Bread Co (a)	236	37
Johnson & Johnson	1,902	165		PetSmart Inc	869	66
McKesson Corp	17,089	2,193		Ross Stores Inc	1,182	86
Mead Johnson Nutrition Co	40,495	3,007		Sally Beauty Holdings Inc (a)	1,429	37
Mylan Inc/PA (a)	2,000	76		Signet Jewelers Ltd	58	4
Perrigo Co	494	61		Starbucks Corp	78,737	6,061
Salix Pharmaceuticals Ltd (a)	515	34		Target Corp	2,706	173
Valeant Pharmaceuticals International Inc (a)	12,800	1,335		TJX Cos Inc	3,870	218
Warner Chilcott PLC	1,970	45		Tractor Supply Co	14,500	974
Zoetis Inc	2,623	82		Urban Outfitters Inc (a)	905	33
		$12,501		Walgreen Co	4,113	221
				Wal-Mart Stores Inc	4,979	368
Pipelines - 0.10%				Williams-Sonoma Inc	821	46
Kinder Morgan Inc/DE	3,237	115		World Fuel Services Corp	124	5
ONEOK Inc	904	48		Yum! Brands Inc	2,098	150
Williams Cos Inc/The	1,748	64				$17,753
		$227
				Semiconductors - 2.70%
Real Estate - 0.02%				Analog Devices Inc	1,120	53
CBRE Group Inc (a)	2,347	54		Applied Materials Inc	3,704	65
				Atmel Corp (a)	3,604	27
REITS - 0.36%				Avago Technologies Ltd	1,895	82
American Tower Corp	2,086	155		Broadcom Corp	2,098	55
CBL & Associates Properties Inc	447	8		Intel Corp	2,719	62
				Lam Research Corp (a)	320	16
Corrections Corp of America	611	21
Equity Lifestyle Properties Inc	507	17		LSI Corp	537	4
Extra Space Storage Inc	74	3		Maxim Integrated Products Inc	2,447	73
				ON Semiconductor Corp (a)	3,601	26
Federal Realty Investment Trust	359	36
Plum Creek Timber Co Inc	1,369	64		Qualcomm Inc	83,627	5,633
				Rovi Corp (a)	101	2
Public Storage	703	113		Skyworks Solutions Inc (a)	1,337	33
Rayonier Inc	1,059	59
Regency Centers Corp	322	16		Texas Instruments Inc	5,786	233
Senior Housing Properties Trust	113	3		Xilinx Inc	1,230	58
Simon Property Group Inc	1,221	181				$6,422
Taubman Centers Inc	99	7		Shipbuilding - 0.01%
Ventas Inc	1,110	68		Huntington Ingalls Industries Inc	421	28
Vornado Realty Trust	304	26
Weyerhaeuser Co	3,070	88		Software - 5.73%
		$865		Adobe Systems Inc (a)	1,657	86

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value(000's)
Akamai Technologies Inc (a)	17,300	$894		Banks (continued)
ANSYS Inc (a)	21,208	1,835		Investment in Joint Trading Account; Credit	$777	$777
Autodesk Inc (a)	1,497	62		Suisse Repurchase Agreement; 0.05%
Cerner Corp (a)	1,555	82		dated 09/30/2013 maturing 10/01/2013
Citrix Systems Inc (a)	28,990	2,047		(collateralized by US Government
Dun & Bradstreet Corp/The	311	32		Securities; $792,151; 0.00% - 10.63%;
Fidelity National Information Services Inc	244	11		dated 08/15/15 - 08/15/40)
Fiserv Inc (a)	621	63		Investment in Joint Trading Account; Deutsche	306	306
Intuit Inc	1,618	107		Bank Repurchase Agreement; 0.10% dated
Microsoft Corp	44,090	1,469		09/30/2013 maturing 10/01/2013
MSCI Inc (a)	426	17		(collateralized by US Government
NetSuite Inc (a)	2,900	313		Securities; $312,334; 0.00% - 5.41%; dated
Oracle Corp	18,740	622		04/01/26 - 04/17/36)
Paychex Inc	1,365	56		Investment in Joint Trading Account; Merrill	1,000	1,000
Red Hat Inc (a)	18,600	858		Lynch Repurchase Agreement; 0.03%
Salesforce.com Inc (a)	78,013	4,049		dated 09/30/2013 maturing 10/01/2013
ServiceNow Inc (a)	10,200	530		(collateralized by US Government
Solera Holdings Inc	579	31		Securities; $1,020,089; 0.00% - 5.50%;
Workday Inc (a)	5,700	461		dated 03/15/14 - 09/15/39)
		$13,625		Investment in Joint Trading Account; Morgan	666	666
				Stanley Repurchase Agreement; 0.02%
Telecommunications - 2.47%				dated 09/30/2013 maturing 10/01/2013
Crown Castle International Corp (a)	42,870	3,131
				(collateralized by US Government
Harris Corp	160	10		Securities; $678,987; 1.00% - 1.38%; dated
Intelsat SA (a)	12	—
Juniper Networks Inc (a)	94,100	1,869		03/31/17 - 07/31/18)
Motorola Solutions Inc	1,069	63				$3,858
NeuStar Inc (a)	553	27		TOTAL REPURCHASE AGREEMENTS		$3,858
tw telecom inc (a)	1,264	38		Total Investments		$236,329
Verizon Communications Inc	15,052	702		Other Assets in Excess of Liabilities, Net - 0.69%		$1,632
Windstream Holdings Inc	4,707	38		TOTAL NET ASSETS - 100.00%		$237,961
		$5,878
Toys, Games & Hobbies - 0.05%				(a) Non-Income Producing Security
Hasbro Inc	820	38
Mattel Inc	1,857	78
		$116		Portfolio Summary (unaudited)
Transportation - 0.92%				Sector		Percent
CH Robinson Worldwide Inc	1,350	80		Consumer, Non-cyclical		23 .35%
Con-way Inc	173	7		Technology		15 .85%
CSX Corp	2,689	69		Communications		15 .27%
FedEx Corp	10,600	1,210		Industrial		13 .90%
Kansas City Southern	513	56		Consumer, Cyclical		12 .79%
Kirby Corp (a)	283	25		Financial		8.21%
Landstar System Inc	391	22		Energy		6.55%
Norfolk Southern Corp	479	37		Basic Materials		3.36%
Union Pacific Corp	2,460	382		Utilities		0.03%
United Parcel Service Inc	3,378	309		Other Assets in Excess of Liabilities, Net		0.69%
		$2,197		TOTAL NET ASSETS		100.00%
Trucking & Leasing - 0.00%
AMERCO	34	6
Water - 0.01%
Aqua America Inc	1,296	32
TOTAL COMMON STOCKS		$232,471
	Maturity
REPURCHASE AGREEMENTS - 1.62%	Amount (000's)	Value(000	's)

Banks - 1.62%
Investment in Joint Trading Account; Barclays $ 1,109		$1,109
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,131,644; 0.63% - 2.50%;
dated 03/31/15 - 07/15/16)

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2013	Long	64	$5,381	$5,358	$(23)
Total					$(23)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2013 (unaudited)

COMMON STOCKS - 96.56%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	35,222	$605		Coca-Cola Co/The	318,094	$12,050
Omnicom Group Inc	21,459	1,361		Coca-Cola Enterprises Inc	20,744	834
		$1,966		Constellation Brands Inc (a)	13,837	794
				Dr Pepper Snapple Group Inc	16,985	761
Aerospace & Defense - 1.92%				Molson Coors Brewing Co	13,163	660
Boeing Co/The	57,911	6,805		Monster Beverage Corp (a)	11,313	591
General Dynamics Corp	27,731	2,427		PepsiCo Inc	128,674	10,230
L-3 Communications Holdings Inc	7,474	706				$27,717
Lockheed Martin Corp	22,493	2,869
Northrop Grumman Corp	19,204	1,829		Biotechnology - 2.34%
Raytheon Co	26,907	2,074		Alexion Pharmaceuticals Inc (a)	16,316	1,895
Rockwell Collins Inc	11,264	764		Amgen Inc	62,856	7,036
United Technologies Corp	70,428	7,594		Biogen Idec Inc (a)	19,830	4,774
		$25,068		Celgene Corp (a)	34,315	5,282
				Gilead Sciences Inc (a)	127,707	8,025
Agriculture - 1.70%				Regeneron Pharmaceuticals Inc (a)	6,509	2,037
Altria Group Inc	167,237	5,745		Vertex Pharmaceuticals Inc (a)	19,425	1,473
Archer-Daniels-Midland Co	54,999	2,026				$30,522
Lorillard Inc	31,197	1,397
Philip Morris International Inc	135,042	11,693		Building Materials - 0.09%
Reynolds American Inc	26,414	1,288		Masco Corp	29,781	633
		$22,149		Vulcan Materials Co	10,843	562
Airlines - 0.20%						$1,195
Delta Air Lines Inc	71,583	1,689		Chemicals - 2.47%
Southwest Airlines Co	58,922	858		Air Products & Chemicals Inc	17,492	1,864
		$2,547		Airgas Inc	5,519	585
				CF Industries Holdings Inc	4,779	1,008
Apparel - 0.52%				Dow Chemical Co/The	100,973	3,877
Nike Inc	62,400	4,533		Eastman Chemical Co	12,869	1,003
Ralph Lauren Corp	5,055	833		Ecolab Inc	22,630	2,235
VF Corp	7,337	1,460		EI du Pont de Nemours & Co	77,046	4,512
		$6,826		FMC Corp	11,377	816
Automobile Manufacturers - 0.77%				International Flavors & Fragrances Inc	6,820	561
Ford Motor Co	328,704	5,545		LyondellBasell Industries NV	37,382	2,737
General Motors Co (a)	78,530	2,825		Monsanto Co	44,480	4,642
PACCAR Inc	29,533	1,644		Mosaic Co/The	28,422	1,223
		$10,014		PPG Industries Inc	11,923	1,992
				Praxair Inc	24,600	2,957
Automobile Parts & Equipment - 0.40%				Sherwin-Williams Co/The	7,282	1,327
BorgWarner Inc	9,551	968		Sigma-Aldrich Corp	10,032	856
Delphi Automotive PLC	23,552	1,376				$32,195
Goodyear Tire & Rubber Co/The	20,523	461
Johnson Controls Inc	57,082	2,369		Coal - 0.08%
		$5,174		Consol Energy Inc	19,094	643
				Peabody Energy Corp	22,514	388
Banks - 7.23%						$1,031
Bank of America Corp	896,346	12,370
Bank of New York Mellon Corp/The	95,989	2,898		Commercial Services - 1.25%
BB&T Corp	58,727	1,982		ADT Corp/The	16,686	679
Capital One Financial Corp	48,838	3,357		Automatic Data Processing Inc	40,284	2,916
Citigroup Inc	253,726	12,308		Cintas Corp	8,573	439
Comerica Inc	15,432	607		Equifax Inc	10,119	606
Fifth Third Bancorp	74,005	1,335		H&R Block Inc	22,850	609
Goldman Sachs Group Inc/The	34,848	5,513		Iron Mountain Inc	14,191	383
Huntington Bancshares Inc/OH	69,223	572		Mastercard Inc	8,655	5,823
JP Morgan Chase & Co	314,064	16,234		McGraw Hill Financial Inc	22,961	1,506
KeyCorp	76,038	867		Moody's Corp	16,182	1,138
M&T Bank Corp	10,850	1,214		Quanta Services Inc (a)	17,833	491
Morgan Stanley	116,021	3,127		Robert Half International Inc	11,584	452
Northern Trust Corp	18,834	1,024		Total System Services Inc	13,907	409
PNC Financial Services Group Inc/The	44,346	3,213		Western Union Co/The	46,050	859
Regions Financial Corp	116,461	1,078				$16,310
State Street Corp	37,209	2,446		Computers - 5.65%
SunTrust Banks Inc	44,968	1,458		Accenture PLC - Class A	53,803	3,962
US Bancorp/MN	153,458	5,614		Apple Inc	75,800	36,138
Wells Fargo & Co	403,146	16,658		Cognizant Technology Solutions Corp (a)	25,145	2,065
Zions Bancorporation	15,395	422		Computer Sciences Corp	12,322	637
		$94,297		Dell Inc	122,454	1,686
Beverages - 2.13%				EMC Corp/MA	173,615	4,438
Beam Inc	13,509	873		Hewlett-Packard Co	160,346	3,364
Brown-Forman Corp	13,557	924		International Business Machines Corp	85,912	15,909

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Computers (continued)				Electric (continued)
NetApp Inc	28,376	$1,209		Xcel Energy Inc	41,515	$1,146
SanDisk Corp	20,057	1,194				$34,740
Seagate Technology PLC	25,901	1,133
Teradata Corp (a)	13,608	754		Electrical Components & Equipment - 0.40%
Western Digital Corp	17,599	1,116		AMETEK Inc	20,377	938
		$73,605		Emerson Electric Co	59,616	3,857
				Molex Inc	11,447	441
Consumer Products - 0.33%						$5,236
Avery Dennison Corp	8,183	356
Clorox Co/The	10,882	890		Electronics - 1.23%
Kimberly-Clark Corp	31,959	3,011		Agilent Technologies Inc	27,599	1,414
		$4,257		Amphenol Corp	13,279	1,027
				FLIR Systems Inc	11,854	372
Cosmetics & Personal Care - 1.83%				Garmin Ltd	10,267	464
Avon Products Inc	36,182	746		Honeywell International Inc	65,483	5,438
Colgate-Palmolive Co	73,530	4,360		Jabil Circuit Inc	15,387	334
Estee Lauder Cos Inc/The	21,333	1,491		PerkinElmer Inc	9,346	353
Procter & Gamble Co/The (b)	228,507	17,273		TE Connectivity Ltd	34,503	1,787
		$23,870		Thermo Fisher Scientific Inc	30,079	2,772
				Tyco International Ltd	38,571	1,349
Distribution & Wholesale - 0.31%				Waters Corp (a)	7,110	755
Fastenal Co	22,787	1,145				$16,065
Fossil Group Inc (a)	4,193	487
Genuine Parts Co	12,921	1,045		Engineering & Construction - 0.12%
WW Grainger Inc	5,161	1,351		Fluor Corp	13,603	965
		$4,028		Jacobs Engineering Group Inc (a)	10,969	638
Diversified Financial Services - 2.51%						$1,603
American Express Co	77,412	5,846		Entertainment - 0.03%
Ameriprise Financial Inc	16,507	1,503		International Game Technology	21,760	412
BlackRock Inc	10,508	2,844
Charles Schwab Corp/The	96,485	2,040
CME Group Inc/IL	26,218	1,937		Environmental Control - 0.24%
				Republic Services Inc	22,654	756
Discover Financial Services	40,365	2,040		Stericycle Inc (a)	7,166	827
E*Trade Financial Corp (a)	23,951	395
Franklin Resources Inc	33,918	1,715		Waste Management Inc	36,374	1,500
IntercontinentalExchange Inc (a)	6,078	1,103				$3,083
Invesco Ltd	36,946	1,179		Food - 1.72%
Legg Mason Inc	9,058	303		Campbell Soup Co	14,892	606
NASDAQ OMX Group Inc/The	9,633	309		ConAgra Foods Inc	35,216	1,068
NYSE Euronext	20,275	851		General Mills Inc	53,546	2,566
SLM Corp	36,393	906		Hershey Co/The	12,477	1,154
T Rowe Price Group Inc	21,704	1,561		Hormel Foods Corp	11,231	473
Visa Inc	43,069	8,230		JM Smucker Co/The	8,771	921
		$32,762		Kellogg Co	21,470	1,261
				Kraft Foods Group Inc	49,690	2,606
Electric - 2.66%				Kroger Co/The	43,239	1,744
AES Corp/VA	51,355	683		McCormick & Co Inc/MD	11,012	713
Ameren Corp	20,244	705
American Electric Power Co Inc	40,614	1,761		Mondelez International Inc	148,569	4,668
				Safeway Inc	20,133	644
CMS Energy Corp	22,183	584		Sysco Corp	49,088	1,563
Consolidated Edison Inc	24,436	1,347
Dominion Resources Inc/VA	48,310	3,019		Tyson Foods Inc	23,215	657
DTE Energy Co	14,598	963		Whole Foods Market Inc	31,080	1,818
Duke Energy Corp	58,897	3,933				$22,462
Edison International	27,184	1,252		Forest Products & Paper - 0.17%
Entergy Corp	14,875	940		International Paper Co	37,208	1,667
Exelon Corp	71,467	2,118		MeadWestvaco Corp	14,813	568
FirstEnergy Corp	34,894	1,272				$2,235
Integrys Energy Group Inc	6,641	371
NextEra Energy Inc	35,431	2,840		Gas - 0.29%
Northeast Utilities	26,261	1,083		AGL Resources Inc	9,895	456
NRG Energy Inc	26,943	736		CenterPoint Energy Inc	35,762	857
Pepco Holdings Inc	20,784	384		NiSource Inc	26,080	806
PG&E Corp	37,154	1,520		Sempra Energy	18,952	1,622
Pinnacle West Capital Corp	9,178	502				$3,741
PPL Corp	52,705	1,601		Hand & Machine Tools - 0.13%
Public Service Enterprise Group Inc	42,206	1,390		Snap-on Inc	4,853	483
SCANA Corp	11,680	538		Stanley Black & Decker Inc	13,356	1,210
Southern Co/The	72,914	3,003				$1,693
TECO Energy Inc	17,043	282
Wisconsin Energy Corp	18,995	767

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Healthcare - Products - 1.78%				Internet - 3.66%
Baxter International Inc	45,287	$2,975		Amazon.com Inc (a)	30,877	$9,654
Becton Dickinson and Co	16,204	1,621		eBay Inc (a)	97,208	5,423
Boston Scientific Corp (a)	112,042	1,315		Expedia Inc	8,964	464
CareFusion Corp (a)	17,886	660		F5 Networks Inc (a)	6,533	560
Covidien PLC	38,380	2,339		Google Inc (a)	23,340	20,444
CR Bard Inc	6,604	761		Netflix Inc (a)	4,916	1,520
DENTSPLY International Inc	11,872	515		priceline.com Inc (a)	4,297	4,344
Edwards Lifesciences Corp (a)	9,367	652		Symantec Corp	58,289	1,443
Hospira Inc (a)	13,821	542		TripAdvisor Inc (a)	9,305	706
Intuitive Surgical Inc (a)	3,313	1,247		VeriSign Inc (a)	11,261	573
Life Technologies Corp (a)	14,406	1,078		Yahoo! Inc (a)	79,171	2,625
Medtronic Inc	83,223	4,432				$47,756
Patterson Cos Inc	6,940	279
St Jude Medical Inc	23,962	1,285		Iron & Steel - 0.16%
Stryker Corp	24,608	1,663		Allegheny Technologies Inc	9,007	275
Varian Medical Systems Inc (a)	8,982	671		Cliffs Natural Resources Inc	12,776	262
Zimmer Holdings Inc	14,146	1,162		Nucor Corp	26,548	1,301
		$23,197		United States Steel Corp	12,069	249
						$2,087
Healthcare - Services - 1.22%
Aetna Inc	31,046	1,988		Leisure Products & Services - 0.18%
Cigna Corp	23,598	1,814		Carnival Corp	36,524	1,192
DaVita HealthCare Partners Inc (a)	14,723	838		Harley-Davidson Inc	18,611	1,196
Humana Inc	13,054	1,218				$2,388
Laboratory Corp of America Holdings (a)	7,517	745		Lodging - 0.28%
Quest Diagnostics Inc	12,673	783		Marriott International Inc/DE	18,972	798
Tenet Healthcare Corp (a)	8,478	349		Starwood Hotels & Resorts Worldwide Inc	16,265	1,081
UnitedHealth Group Inc	84,828	6,074		Wyndham Worldwide Corp	11,093	676
WellPoint Inc	24,944	2,086		Wynn Resorts Ltd	6,748	1,066
		$15,895				$3,621
Holding Companies - Diversified - 0.05%				Machinery - Construction & Mining - 0.37%
Leucadia National Corp	26,149	712		Caterpillar Inc	53,082	4,425
				Joy Global Inc	8,867	453
Home Builders - 0.11%						$4,878
DR Horton Inc	23,703	461		Machinery - Diversified - 0.62%
Lennar Corp	13,849	490		Cummins Inc	14,528	1,930
Pulte Group Inc	29,161	481		Deere & Co	31,942	2,600
		$1,432		Flowserve Corp	11,732	732
Home Furnishings - 0.10%				Rockwell Automation Inc	11,570	1,237
Harman International Industries Inc	5,679	376		Roper Industries Inc	8,275	1,100
Whirlpool Corp	6,614	969		Xylem Inc/NY	15,459	432
		$1,345				$8,031
Housewares - 0.05%				Media - 3.44%
Newell Rubbermaid Inc	24,029	661		Cablevision Systems Corp	17,848	301
				CBS Corp	46,929	2,589
				Comcast Corp - Class A	218,220	9,853
Insurance - 4.13%				DIRECTV (a)	42,599	2,545
ACE Ltd	28,378	2,655		Discovery Communications Inc - A Shares (a)	19,263	1,626
Aflac Inc	38,805	2,406		Gannett Co Inc	19,118	512
Allstate Corp/The	38,667	1,955		News Corp (a)	41,547	667
American International Group Inc	123,178	5,990		Nielsen Holdings NV	17,935	654
Aon PLC	25,653	1,910		Scripps Networks Interactive Inc	9,128	713
Assurant Inc	6,255	338		Time Warner Cable Inc	23,844	2,661
Berkshire Hathaway Inc - Class B (a)	150,175	17,046		Time Warner Inc	76,761	5,052
Chubb Corp/The	21,319	1,903		Twenty-First Century Fox Inc - A Shares	165,717	5,552
Cincinnati Financial Corp	12,290	580		Viacom Inc	36,211	3,026
Genworth Financial Inc (a)	41,194	527		Walt Disney Co/The	138,617	8,939
Hartford Financial Services Group Inc	37,965	1,181		Washington Post Co/The	365	223
Lincoln National Corp	22,068	927				$44,913
Loews Corp	25,529	1,193
Marsh & McLennan Cos Inc	45,857	1,997		Metal Fabrication & Hardware - 0.21%
MetLife Inc	93,432	4,387		Precision Castparts Corp	12,143	2,759
Progressive Corp/The	46,148	1,257
Prudential Financial Inc	38,797	3,025		Mining - 0.36%
Torchmark Corp	7,641	553		Alcoa Inc	89,237	725
Travelers Cos Inc/The	31,160	2,641		Freeport-McMoRan Copper & Gold Inc	86,595	2,864
Unum Group	21,993	669		Newmont Mining Corp	41,522	1,167
XL Group PLC	23,878	736				$4,756
		$53,876

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Miscellaneous Manufacturing - 3.26%				Pharmaceuticals (continued)
3M Co	54,173	$6,469		AbbVie Inc	132,279	$5,917
Danaher Corp	49,910	3,460		Actavis Inc (a)	11,110	1,600
Dover Corp	14,240	1,279		Allergan Inc/United States	24,764	2,240
Eaton Corp PLC	39,540	2,722		AmerisourceBergen Corp	19,273	1,178
General Electric Co	849,677	20,299		Bristol-Myers Squibb Co	137,360	6,357
Illinois Tool Works Inc	34,379	2,622		Cardinal Health Inc	28,323	1,477
Ingersoll-Rand PLC	22,582	1,467		Eli Lilly & Co	82,720	4,163
Leggett & Platt Inc	11,849	357		Express Scripts Holding Co (a)	67,932	4,197
Pall Corp	9,331	719		Forest Laboratories Inc (a)	19,709	843
Parker Hannifin Corp	12,447	1,353		Johnson & Johnson	235,124	20,383
Pentair Ltd	16,616	1,079		McKesson Corp	19,075	2,447
Textron Inc	23,404	646		Mead Johnson Nutrition Co	16,886	1,254
		$42,472		Merck & Co Inc	244,160	11,624
				Mylan Inc/PA (a)	31,856	1,216
Office & Business Equipment - 0.10%				Perrigo Co	7,852	969
Pitney Bowes Inc	16,838	306		Pfizer Inc (b)	552,360	15,858
Xerox Corp	96,665	995		Zoetis Inc	41,717	1,298
		$1,301				$87,325
Oil & Gas - 7.94%				Pipelines - 0.53%
Anadarko Petroleum Corp	41,943	3,900		Kinder Morgan Inc/DE	56,176	1,998
Apache Corp	33,693	2,869		ONEOK Inc	17,204	917
Cabot Oil & Gas Corp	35,102	1,310		Spectra Energy Corp	55,846	1,912
Chesapeake Energy Corp	42,271	1,094		Williams Cos Inc/The	57,002	2,073
Chevron Corp	161,197	19,585				$6,900
ConocoPhillips	102,041	7,093
Denbury Resources Inc (a)	31,114	573		Publicly Traded Investment Fund - 0.97%
Devon Energy Corp	31,842	1,839		iShares Core S&P 500 ETF	74,816	12,636
Diamond Offshore Drilling Inc	5,800	361
Ensco PLC	19,489	1,048		Real Estate - 0.04%
EOG Resources Inc	22,729	3,848		CBRE Group Inc (a)	23,134	535
EQT Corp	12,565	1,115
Exxon Mobil Corp	367,247	31,598
Helmerich & Payne Inc	8,885	613		REITS - 1.88%
Hess Corp	24,067	1,861		American Tower Corp	32,956	2,443
Marathon Oil Corp	59,211	2,065		Apartment Investment & Management Co	12,174	340
Marathon Petroleum Corp	26,121	1,680		AvalonBay Communities Inc	10,149	1,290
Murphy Oil Corp	14,659	884		Boston Properties Inc	12,714	1,359
Nabors Industries Ltd	21,663	348		Equity Residential	27,960	1,498
Newfield Exploration Co (a)	11,320	310		HCP Inc	37,971	1,555
Noble Corp	21,140	798		Health Care REIT Inc	23,924	1,492
Noble Energy Inc	29,965	2,008		Host Hotels & Resorts Inc	62,578	1,106
Occidental Petroleum Corp	67,228	6,288		Kimco Realty Corp	34,178	690
Phillips 66	50,981	2,948		Macerich Co/The	11,726	662
Pioneer Natural Resources Co	11,560	2,182		Plum Creek Timber Co Inc	13,599	637
QEP Resources Inc	14,959	414		Prologis Inc	41,601	1,565
Range Resources Corp	13,633	1,035		Public Storage	12,055	1,935
Rowan Cos PLC (a)	10,364	381		Simon Property Group Inc	25,893	3,838
Southwestern Energy Co (a)	29,329	1,067		Ventas Inc	24,465	1,504
Tesoro Corp	11,271	496		Vornado Realty Trust	14,509	1,220
Valero Energy Corp	45,233	1,545		Weyerhaeuser Co	48,727	1,395
WPX Energy Inc (a)	16,736	322				$24,529
		$103,478		Retail - 6.28%
Oil & Gas Services - 1.54%				Abercrombie & Fitch Co	6,374	225
Baker Hughes Inc	36,965	1,815		AutoNation Inc (a)	5,366	280
Cameron International Corp (a)	20,535	1,199		AutoZone Inc (a)	2,964	1,253
FMC Technologies Inc (a)	19,766	1,095		Bed Bath & Beyond Inc (a)	18,169	1,406
Halliburton Co	70,550	3,397		Best Buy Co Inc	22,510	844
National Oilwell Varco Inc	35,670	2,786		CarMax Inc (a)	18,653	904
Schlumberger Ltd	110,399	9,755		Chipotle Mexican Grill Inc (a)	2,576	1,104
		$20,047		Coach Inc	23,523	1,283
				Costco Wholesale Corp	36,434	4,194
Packaging & Containers - 0.13%				CVS Caremark Corp	102,488	5,816
Ball Corp	12,106	543		Darden Restaurants Inc	10,871	503
Bemis Co Inc	8,587	335		Dollar General Corp (a)	24,840	1,402
Owens-Illinois Inc (a)	13,713	412
				Dollar Tree Inc (a)	18,606	1,064
Sealed Air Corp	16,344	444		Family Dollar Stores Inc	8,060	581
		$1,734		GameStop Corp	9,753	484
Pharmaceuticals - 6.70%				Gap Inc/The	23,013	927
Abbott Laboratories	129,667	4,304		Home Depot Inc/The	119,515	9,065
				JC Penney Co Inc (a)	25,389	224

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Telecommunications (continued)
Kohl's Corp	17,034	$882		Harris Corp	8,922	$529
L Brands Inc	20,319	1,242		JDS Uniphase Corp (a)	19,818	291
Lowe's Cos Inc	87,755	4,178		Juniper Networks Inc (a)	42,288	840
Macy's Inc	31,391	1,358		Motorola Solutions Inc	19,741	1,172
McDonald's Corp	83,405	8,024		Verizon Communications Inc	238,760	11,140
Nordstrom Inc	12,033	676		Windstream Holdings Inc	49,461	396
O'Reilly Automotive Inc (a)	9,057	1,156				$45,316
PetSmart Inc	8,669	661
PVH Corp	6,806	808		Toys, Games & Hobbies - 0.13%
Ross Stores Inc	18,079	1,316		Hasbro Inc	9,633	454
Staples Inc	55,108	807		Mattel Inc	28,748	1,203
Starbucks Corp	62,693	4,826				$1,657
Target Corp	52,657	3,369		Transportation - 1.64%
Tiffany & Co	9,181	703		CH Robinson Worldwide Inc	13,299	792
TJX Cos Inc	59,675	3,365		CSX Corp	85,006	2,188
Urban Outfitters Inc (a)	9,099	335		Expeditors International of Washington Inc	17,221	759
Walgreen Co	72,538	3,903		FedEx Corp	24,793	2,829
Wal-Mart Stores Inc	135,808	10,044		Kansas City Southern	9,196	1,006
Yum! Brands Inc	37,230	2,658		Norfolk Southern Corp	26,028	2,013
		$81,870		Ryder System Inc	4,366	260
Savings & Loans - 0.06%				Union Pacific Corp	38,701	6,012
Hudson City Bancorp Inc	39,663	359		United Parcel Service Inc	60,279	5,508
People's United Financial Inc	26,792	385				$21,367
		$744		TOTAL COMMON STOCKS		$1,258,957
					Maturity
Semiconductors - 2.70%				REPURCHASE AGREEMENTS - 2.29% Amount (000's)		Value(000	's)
Altera Corp	26,655	990
Analog Devices Inc	25,922	1,220		Banks- 2.29%
Applied Materials Inc	100,357	1,760		Investment in Joint Trading Account; Barclays $	8,575	$8,575
Broadcom Corp	45,893	1,194		Bank Repurchase Agreement; 0.06% dated
First Solar Inc (a)	5,784	232		09/30/2013 maturing 10/01/2013
Intel Corp	415,670	9,527		(collateralized by US Government
KLA-Tencor Corp	13,828	841		Securities; $8,746,130; 0.63% - 2.50%;
Lam Research Corp (a)	13,612	697		dated 03/31/15 - 07/15/16)
Linear Technology Corp	19,457	772		Investment in Joint Trading Account; Credit	6,002	6,002
LSI Corp	45,645	357		Suisse Repurchase Agreement; 0.05%
Microchip Technology Inc	16,462	663		dated 09/30/2013 maturing 10/01/2013
Micron Technology Inc (a)	86,644	1,514		(collateralized by US Government
NVIDIA Corp	48,275	751		Securities; $6,122,291; 0.00% - 10.63%;
Qualcomm Inc	143,125	9,641		dated 08/15/15 - 08/15/40)
Teradyne Inc (a)	15,974	264		Investment in Joint Trading Account; Deutsche	2,367	2,367
Texas Instruments Inc	91,876	3,700		Bank Repurchase Agreement; 0.10% dated
Xilinx Inc	22,218	1,041		09/30/2013 maturing 10/01/2013
		$35,164		(collateralized by US Government
				Securities; $2,413,932; 0.00% - 5.41%;
Software - 3.59%				dated 04/01/26 - 04/17/36)
Adobe Systems Inc (a)	38,972	2,024		Investment in Joint Trading Account; Merrill	7,729	7,729
Akamai Technologies Inc (a)	14,865	768		Lynch Repurchase Agreement; 0.03%
Autodesk Inc (a)	18,606	766		dated 09/30/2013 maturing 10/01/2013
CA Inc	27,371	812		(collateralized by US Government
Cerner Corp (a)	24,619	1,294		Securities; $7,883,953; 0.00% - 5.50%;
Citrix Systems Inc (a)	15,634	1,104		dated 03/15/14 - 09/15/39)
Dun & Bradstreet Corp/The	3,237	336		Investment in Joint Trading Account; Morgan	5,145	5,145
Electronic Arts Inc (a)	25,582	654		Stanley Repurchase Agreement; 0.02%
Fidelity National Information Services Inc	24,372	1,132		dated 09/30/2013 maturing 10/01/2013
Fiserv Inc (a)	10,854	1,097		(collateralized by US Government
Intuit Inc	24,774	1,643		Securities; $5,247,678; 1.00% - 1.38%;
Microsoft Corp	632,454	21,067		dated 03/31/17 - 07/31/18)
Oracle Corp	297,504	9,868				$29,818
Paychex Inc	27,143	1,103		TOTAL REPURCHASE AGREEMENTS		$29,818
Red Hat Inc (a)	15,794	729
Salesforce.com Inc (a)	45,749	2,375		Total Investments		$1,288,775
				Other Assets in Excess of Liabilities, Net - 1.15%		$14,960
		$46,772		TOTAL NET ASSETS - 100.00%		$1,303,735
Telecommunications - 3.48%
AT&T Inc	443,120	14,986
CenturyLink Inc	50,118	1,573		(a) Non-Income Producing Security
Cisco Systems Inc	447,337	10,477		(b) Security or a portion of the security was pledged to cover margin
Corning Inc	121,848	1,778		requirements for futures contracts. At the end of the period, the value of
Crown Castle International Corp (a)	24,460	1,786		these securities totaled $3,587 or 0.28% of net assets.
Frontier Communications Corp	83,411	348

See accompanying notes.

Schedule of Investments LargeCap S&P 500 Index Account September 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .08%
Financial		18 .14%
Technology		11 .96%
Communications		10 .73%
Industrial		10 .36%
Energy		10 .09%
Consumer, Cyclical		9.36%
Basic Materials		3.16%
Utilities		2.95%
Exchange Traded Funds		0.97%
Diversified		0.05%
Other Assets in Excess of Liabilities, Net		1.15%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2013	Long	444	$37,594	$37,169	$(425)
Total					$(425)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2013 (unaudited)

COMMON STOCKS - 98.42%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Aerospace & Defense - 2.80%				Food - 1.26%
Alliant Techsystems Inc	21,946	$2,141		Kroger Co/The	48,980	$1,976
Boeing Co/The	19,187	2,254
		$4,395		Gas - 2.51%
Agriculture - 0.30%				Atmos Energy Corp	30,926	1,317
Altria Group Inc	13,591	467		NiSource Inc	51,806	1,601
				Vectren Corp	30,443	1,015
Airlines - 0.91%						$3,933
Delta Air Lines Inc	60,372	1,424		Healthcare - Services - 3.49%
				Aetna Inc	51,333	3,286
				Envision Healthcare Holdings Inc (a)	25,672	668
Automobile Manufacturers - 1.98%				HCA Holdings Inc	35,664	1,525
Ford Motor Co	91,096	1,537
Oshkosh Corp (a)	32,107	1,572				$5,479
		$3,109		Home Furnishings - 1.31%
Automobile Parts & Equipment - 1.69%				Whirlpool Corp	14,063	2,059
Visteon Corp (a)	19,059	1,442
WABCO Holdings Inc (a)	14,349	1,209		Insurance - 8.97%
		$2,651		Allstate Corp/The	73,465	3,714
				American Financial Group Inc/OH	23,458	1,268
Banks - 16.10%				Everest Re Group Ltd	12,921	1,879
Citigroup Inc	87,112	4,226		Lincoln National Corp	42,970	1,804
Fifth Third Bancorp	159,566	2,879		Protective Life Corp	38,063	1,620
Goldman Sachs Group Inc/The	28,810	4,558		Travelers Cos Inc/The	24,573	2,083
JP Morgan Chase & Co	106,815	5,521		Validus Holdings Ltd	45,793	1,693
Regions Financial Corp	233,311	2,160				$14,061
Wells Fargo & Co	142,973	5,908
		$25,252		Internet - 1.85%
				Symantec Corp	93,947	2,325
Biotechnology - 0.88%				Yahoo! Inc (a)	17,172	570
Gilead Sciences Inc (a)	21,980	1,381
						$2,895
				Media - 2.04%
Chemicals - 1.39%				Comcast Corp - Class A	70,716	3,193
LyondellBasell Industries NV	29,673	2,173
				Miscellaneous Manufacturing - 2.55%
Commercial Services - 1.38%				General Electric Co	167,682	4,006
Manpowergroup Inc	19,500	1,419
Service Corp International/US	40,401	752
		$2,171		Oil & Gas - 14.10%
				Anadarko Petroleum Corp	33,173	3,085
Computers - 3.41%				Chevron Corp	6,366	774
Apple Inc	4,137	1,972		Cimarex Energy Co	24,492	2,361
SanDisk Corp	22,915	1,364		ConocoPhillips	68,054	4,730
Western Digital Corp	31,651	2,007		Denbury Resources Inc (a)	65,613	1,208
		$5,343		EOG Resources Inc	14,638	2,478
Consumer Products - 2.56%				Exxon Mobil Corp	39,902	3,433
Avery Dennison Corp	38,469	1,674		Hess Corp	29,122	2,252
Kimberly-Clark Corp	24,769	2,334		Whiting Petroleum Corp (a)	29,956	1,793
		$4,008				$22,114
Cosmetics & Personal Care - 0.10%				Packaging & Containers - 0.75%
Procter & Gamble Co/The	2,023	153		Packaging Corp of America	20,546	1,173
Diversified Financial Services - 2.57%				Pharmaceuticals - 8.98%
Discover Financial Services	46,092	2,330		AbbVie Inc	60,848	2,722
Waddell & Reed Financial Inc	33,104	1,704		Eli Lilly & Co	83,865	4,221
		$4,034		Johnson & Johnson	14,180	1,229
				Mylan Inc/PA (a)	57,968	2,213
Electric - 2.72%				Omnicare Inc	28,872	1,602
DTE Energy Co	33,065	2,181		Pfizer Inc	73,182	2,101
NRG Energy Inc	46,495	1,271				$14,088
Pinnacle West Capital Corp	14,775	809
		$4,261		REITS - 2.08%
				Camden Property Trust	18,769	1,153
Electronics - 0.72%				Extra Space Storage Inc	46,062	2,107
Tyco International Ltd	32,261	1,128				$3,260
				Retail - 3.18%
Engineering & Construction - 0.63%				Best Buy Co Inc	52,038	1,951
Fluor Corp	13,867	984		Rite Aid Corp (a)	92,833	442

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2013 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	31 .02%
Retail (continued)			Consumer, Non-cyclical	18 .95%
Wal-Mart Stores Inc (b)	35,089	$2,595	Energy	14 .10%
		$4,988	Consumer, Cyclical	9.66%
			Industrial	7.45%
Semiconductors - 0.69%			Communications	6.32%
Marvell Technology Group Ltd	94,363	1,085	Technology	5.60%
			Utilities	5.23%
Software - 1.50%			Basic Materials	1.39%
CA Inc	46,660	1,385	Other Assets in Excess of Liabilities, Net	0.28%
Electronic Arts Inc (a)	38,052	972	TOTAL NET ASSETS	100.00%
		$2,357

Telecommunications - 2.43%
AT&T Inc	72,011	2,435
Cisco Systems Inc	58,846	1,378
		$3,813

Textiles - 0.59%
Mohawk Industries Inc (a)	7,092	924

TOTAL COMMON STOCKS		$154,338
	Maturity
REPURCHASE AGREEMENTS - 1.30% Amount (000's)		Value (000's)

Banks - 1.30%
Investment in Joint Trading Account; Barclays $	587	$587
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $598,617; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	411	411
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $419,031; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	162	162
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $165,218; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	529	529
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $539,606; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	352	352
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $359,170; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$2,041
TOTAL REPURCHASE AGREEMENTS		$2,041
Total Investments		$156,379
Other Assets in Excess of Liabilities, Net - 0.28%		$443
TOTAL NET ASSETS - 100.00%		$156,822

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $673 or 0.43% of net assets.

See accompanying notes.

Schedule of Investments LargeCap Value Account September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2013	Long	25	$2,114	$2,093	$(21)
Total					$(21)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2013 (unaudited)

COMMON STOCKS - 100.09%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 1.38%				Insurance - 12.93%
Lamar Advertising Co (a)	186,158	$8,755		Alleghany Corp (a)	8,802	$3,606
				Aon PLC	154,185	11,478
				Arch Capital Group Ltd (a)	77,567	4,199
Banks - 2.67%				Brown & Brown Inc	293,253	9,413
BankUnited Inc	45,408	1,416		Fairfax Financial Holdings Ltd	4,950	2,002
CIT Group Inc	166,493	8,120
M&T Bank Corp	66,701	7,465		Fidelity National Financial Inc	189,485	5,040
				Loews Corp	328,355	15,347
		$17,001		Markel Corp (a)	28,370	14,689
Beverages - 1.05%				Progressive Corp/The	236,000	6,426
Beam Inc	102,824	6,648		White Mountains Insurance Group Ltd	10,680	6,062
				Willis Group Holdings PLC	91,334	3,958
Building Materials - 0.87%						$82,220
Martin Marietta Materials Inc	56,221	5,519		Internet - 4.38%
				Liberty Interactive Corp (a)	492,991	11,570
				Liberty Ventures (a)	41,190	3,632
Chemicals - 2.87%				VeriSign Inc (a)	247,861	12,614
Airgas Inc	74,162	7,865
Ashland Inc	74,032	6,846				$27,816
Ecolab Inc	35,617	3,518		Lodging - 0.60%
		$18,229		Wynn Resorts Ltd	24,231	3,829
Commercial Services - 7.05%
ADT Corp/The	194,290	7,900		Media - 8.51%
Ascent Capital Group Inc (a)	49,396	3,982		Discovery Communications Inc - C Shares (a)	146,835	11,471
KAR Auction Services Inc	250,775	7,074		FactSet Research Systems Inc	28,838	3,146
Live Nation Entertainment Inc (a)	230,083	4,268		Liberty Global PLC - A Shares (a)	113,606	9,015
Macquarie Infrastructure Co LLC	79,823	4,274		Liberty Global PLC - C Shares (a)	68,628	5,177
McGraw Hill Financial Inc	75,589	4,958		Liberty Media Corp (a)	139,102	20,469
Moody's Corp	132,250	9,301		Starz (a)	137,840	3,877
Robert Half International Inc	78,363	3,059		Tribune Co (a)	15,188	958
		$44,816				$54,113
Computers - 0.82%				Mining - 1.02%
MICROS Systems Inc (a)	104,178	5,203		Franco-Nevada Corp	142,827	6,480
Distribution & Wholesale - 1.62%				Miscellaneous Manufacturing - 0.49%
Fastenal Co	92,227	4,635		Colfax Corp (a)	16,004	904
WW Grainger Inc	21,685	5,675		Donaldson Co Inc	58,624	2,235
		$10,310				$3,139
Diversified Financial Services - 2.76%				Oil & Gas - 3.23%
Charles Schwab Corp/The	360,708	7,625		Cimarex Energy Co	60,298	5,813
LPL Financial Holdings Inc	140,551	5,385		EOG Resources Inc	45,819	7,756
SLM Corp	182,985	4,556		Hess Corp	90,393	6,991
		$17,566				$20,560
Electric - 1.72%				Pharmaceuticals - 2.47%
Brookfield Infrastructure Partners LP	118,558	4,508		Mead Johnson Nutrition Co	44,710	3,320
Brookfield Renewable Energy Partners LP/CA	1,000	27		Valeant Pharmaceuticals International Inc (a)	118,527	12,366
Calpine Corp (a)	188,588	3,664				$15,686
National Fuel Gas Co	40,170	2,762
		$10,961		Pipelines - 3.84%
				Kinder Morgan Inc/DE	269,523	9,587
Electronics - 3.10%				Kinder Morgan Inc/DE - Warrants (a)	94,799	471
Gentex Corp/MI	305,736	7,824		Williams Cos Inc/The	393,901	14,322
Sensata Technologies Holding NV (a)	133,735	5,118				$24,380
Tyco International Ltd	194,296	6,796
		$19,738		Private Equity - 0.70%
				Onex Corp	85,141	4,470
Healthcare - Products - 3.16%
Becton Dickinson and Co	67,812	6,783
CR Bard Inc	65,488	7,544		Real Estate - 5.57%
DENTSPLY International Inc	133,160	5,780		Brookfield Asset Management Inc	515,431	19,277
				Brookfield Property Partners LP	30,724	596
		$20,107		CBRE Group Inc (a)	238,056	5,506
Healthcare - Services - 1.93%				Forest City Enterprises Inc (a)	342,552	6,488
Laboratory Corp of America Holdings (a)	123,436	12,237		Howard Hughes Corp/The (a)	31,254	3,512
						$35,379
Holding Companies - Diversified - 1.59%				REITS - 0.78%
Leucadia National Corp	371,935	10,131		General Growth Properties Inc	255,534	4,929

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail - 11.96%				(a) Non-Income Producing Security
AutoZone Inc (a)	20,957	$8,859
Burger King Worldwide Inc	366,750	7,159
CarMax Inc (a)	131,692	6,383
Copart Inc (a)	240,625	7,650		Portfolio Summary (unaudited)
Dollar General Corp (a)	143,555	8,105		Sector	Percent
O'Reilly Automotive Inc (a)	165,853	21,161		Financial	25 .54%
TJX Cos Inc	296,698	16,731		Communications	19 .09%
		$76,048		Consumer, Non-cyclical	15 .66%
				Consumer, Cyclical	15 .37%
Semiconductors - 1.45%				Energy	7.07%
Microchip Technology Inc	228,113	9,191		Technology	5.24%
				Industrial	5.05%
Software - 2.97%				Basic Materials	3.89%
Fidelity National Information Services Inc	194,447	9,030		Utilities	1.72%
Intuit Inc	122,544	8,126		Diversified	1.59%
MSCI Inc (a)	42,681	1,718		Liabilities in Excess of Other Assets, Net	(0.22)%
		$18,874		TOTAL NET ASSETS	100.00%
Telecommunications - 4.82%
Crown Castle International Corp (a)	145,434	10,621
EchoStar Corp (a)	120,928	5,314
Motorola Solutions Inc	178,970	10,627
SBA Communications Corp (a)	50,882	4,094
		$30,656
Textiles - 1.19%
Mohawk Industries Inc (a)	58,226	7,584

Transportation - 0.59%
Expeditors International of Washington Inc	84,638	3,729

TOTAL COMMON STOCKS		$636,304
	Maturity
REPURCHASE AGREEMENTS - 0.13% Amount (000's)		Value(000	's)

Banks- 0.13%
Investment in Joint Trading Account; Barclays $	244	$244
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $248,465; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	171	170
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $173,925; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	67	67
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $68,577; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	220	220
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $223,973; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	146	146
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $149,079; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$847
TOTAL REPURCHASE AGREEMENTS		$847
Total Investments		$637,151
Liabilities in Excess of Other Assets, Net - (0.22)%		$(1,377)
TOTAL NET ASSETS - 100.00%		$635,774

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 4.32%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.32%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	3,095,000	$3,095		Other Asset Backed Securities (continued)
Portfolio				John Deere Owner Trust
DWS Money Market Series	3,880,000	3,880		0.25%, 09/26/2014(a)	$2,000		$2,000
STIT - Liquid Assets Portfolio	5,120,000	5,120		M&T Bank Auto Receivables Trust 2013-1
		$12,095		0.25%, 09/15/2014(a),(b)	1,200		1,200
TOTAL INVESTMENT COMPANIES		$12,095		MMAF Equipment Finance LLC 2013-A
	Principal			0.28%, 09/05/2014(a),(b)	984		985
BONDS- 9.40%	Amount (000's)	Value(000	's)	Volvo Financial Equipment LLC Series 2013-
				1
Automobile Asset Backed Securities - 3.37%				0.26%, 04/15/2014(a),(b)	627		627
Ally Auto Receivables Trust 2013-SN1							$9,069
0.24%, 06/20/2014(a)	$486	$486
				TOTAL BONDS			$26,287
AmeriCredit Automobile Receivables Trust					Principal
2013-2
0.25%, 04/08/2014(a)	315	315		MUNICIPAL BONDS - 9.03%	Amount (000's)	Value	(000	's)
ARI Fleet Lease Trust 2013-A				California - 0.27%
0.26%, 04/15/2014(a),(b)	637	637		California Statewide Communities
BMW Vehicle Lease Trust 2013-1				Development Authority (credit support from
0.20%, 01/21/2014(a)	22	22		Fannie Mae)
CarMax Auto Owner Trust 2013-3				0.18%, 10/07/2013	$750		$750
0.23%, 08/15/2014(a)	1,146	1,146
Enterprise Fleet Financing LLC
0.29%, 08/20/2014(a),(b)	1,044	1,044		Colorado - 0.93%
Ford Credit Auto Lease Trust 2013-A				City of Colorado Springs CO Utilities System
0.23%, 03/15/2014(a),(b)	249	249		Revenue (credit support from Bank of
Ford Credit Auto Owner Trust 2013-B				America)
0.21%, 05/15/2014(a),(b)	192	192		0.19%, 10/07/2013	1,600		1,600
Honda Auto Receivables Owner Trust 2013-2				Colorado Housing & Finance
0.24%, 05/16/2014 (a)	598	598		Authority (credit support from Federal Home
				Loan Bank)
Mercedes-Benz Auto Lease Trust 2013-A				0.12%, 10/07/2013(a)	1,000		1,000
0.27%, 05/15/2014(a)	1,085	1,085
Mercedes-Benz Auto Receivables Trust 2013-							$2,600
1				Illinois - 0.14%
0.22%, 08/15/2014(a)	800	800		Memorial Health System/IL (credit support
Nissan Auto Lease 2013-A				from JP Morgan Chase & Co)
0.23%, 06/16/2014(a)	1,071	1,071		0.12%, 10/07/2013	400		400
Nissan Auto Receivables 2013-B Owner
Trust
0.21%, 08/15/2014(a)	559	559		Indiana - 0.14%
Santander Drive Auto Receivables Trust 2013-				Ball State University Foundation Inc (credit
3				support from US Bank)
0.25%, 05/15/2014(a)	187	187		0.13%, 10/01/2013	400		400
Volkswagen Auto Lease Trust 2013-A
0.23%, 08/15/2014(a)	1,027	1,027		Iowa- 0.29%
		$9,418		Iowa Finance Authority (credit support from
				FHLB 100%, Fannie Mae 78.25% and Ginnie
Banks- 1.36%				Mae 21.75%)
JP Morgan Chase Bank NA
0.38%, 10/21/2014(a)	2,000	2,000		0.12%, 10/07/2013	800		800
Wells Fargo Bank NA
0.35%, 10/22/2014(a)	1,800	1,800		Minnesota - 0.61%
		$3,800		Minnesota Housing Finance Agency (credit
				support from State Street Bank & Trust)
Diversified Financial Services - 0.72%				0.19%, 10/07/2013	1,700		1,700
MetLife Inc
0.36%, 08/15/2014(a),(c)	2,000	2,000
				New Mexico - 0.50%
				City of Las Cruces NM (credit support from
Insurance - 0.71%				Wells Fargo)
New York Life Global				0.19%, 10/07/2013	200		200
0.26%, 07/25/2014(a),(c)	2,000	2,000
				Village of Los Lunas NM (credit support from
				Wells Fargo)
Other Asset Backed Securities - 3.24%				0.24%, 10/07/2013	1,200		1,200
CNH Equipment Trust 2013-A							$1,400
0.23%, 03/15/2014(a)	814	814
GE Equipment Midticket LLC				New York - 4.01%
0.23%, 09/22/2014(a)	1,700	1,700		Housing Development Corp/NY (credit
GE Equipment Small Ticket LLC Series 2013-				support from Fannie Mae)
				0.15%, 10/07/2013	2,350		2,350
1 0.23%, 08/25/2014(a),(b)	1,482	1,482		Housing Development Corp/NY (credit
Great America Leasing Receivables				support from Freddie Mac)
0.24%, 02/18/2014(a),(b)	261	261		0.14%, 10/07/2013	1,520		1,520
See accompanying notes.				110

Schedule of Investments
Money Market Account
September 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000's)
New York (continued)				Banks (continued)
Housing Development Corp/NY (credit				Commonwealth Bank of Australia
support from Landesbank Hessen Thueringen)				0.23%, 10/22/2013(b),(d)	$1,900	$1,900
0.13%, 10/07/2013	$1,900	$1,900		Credit Suisse/New York NY
New York State Housing Finance				0.16%, 12/03/2013	2,000	1,999
Agency (credit support from Fannie Mae)				0.24%, 10/07/2013	1,500	1,500
0.09%, 10/07/2013	900	900		DBS Bank Ltd
0.15%, 10/07/2013	1,560	1,560		0.17%, 12/10/2013(b),(d)	2,000	1,999
0.25%, 10/07/2013	1,700	1,700		0.23%, 02/12/2014(b),(d)	2,000	1,998
New York State Housing Finance				0.25%, 12/12/2013(b),(d)	2,000	1,999
Agency (credit support from Freddie Mac)				DNB Bank ASA
0.09%, 10/07/2013	1,300	1,300		0.20%, 12/23/2013(b),(d)	2,000	1,999
		$11,230		KFW (credit support from Republic of
				Germany)
North Carolina - 0.42%				0.13%, 11/21/2013(b),(d)	1,700	1,700
City of Raleigh NC (credit support from				Manhattan Asset Funding Co LLC
Wachovia Bank NA)				0.15%, 10/03/2013(b)	2,000	2,000
0.19%, 10/07/2013	840	840		0.16%, 10/21/2013(b)	1,800	1,800
Rowan County Industrial Facilities & Pollution				0.17%, 10/16/2013(b)	2,000	2,000
Control Financing Authority (credit support				Mitsubishi UFJ Trust & Banking Corp/NY
from Wells Fargo)				0.20%, 11/13/2013(b)	2,000	1,999
0.24%, 10/07/2013	330	330		Mizuho Funding LLC (credit support from
		$1,170		Mizuho Corp Bank Ltd)
Ohio- 0.36%				0.21%, 11/21/2013(b)	2,000	1,999
Ohio Higher Educational Facility				Nordea Bank AB
Commission (credit support from US Bank)				0.19%, 10/17/2013(b),(d)	2,000	2,000
0.17%, 10/07/2013	1,000	1,000		0.22%, 10/15/2013(b),(d)	2,000	2,000
				0.24%, 01/06/2014(b),(d)	2,000	1,999
				Oversea-Chinese Banking Corp Ltd
Pennsylvania - 0.31%				0.16%, 10/08/2013(d)	2,600	2,600
Luzerne County Industrial Development				0.18%, 11/12/2013(d)	2,000	2,000
Authority (credit support from Wells Fargo)				0.23%, 11/04/2013(d)	2,000	1,999
0.24%, 10/07/2013	865	865		Skandinaviska Enskilda Banken AB
				0.21%, 12/18/2013(b),(d)	2,200	2,199
Rhode Island - 0.32%				0.22%, 12/30/2013(b),(d)	2,000	1,999
Rhode Island Student Loan Authority (credit				Societe Generale North America Inc (credit
support from State Street Bank & Trust)				support from Societe Generale)
0.12%, 10/07/2013	900	900		0.18%, 11/13/2013	2,000	1,999
				Standard Chartered Bank/New York
				0.18%, 11/19/2013(b)	2,200	2,199
Texas- 0.57%				0.20%, 11/06/2013(b)	1,700	1,700
South Central Texas Industrial Development				0.23%, 11/21/2013(b)	2,000	1,999
Corp (credit support from JP Morgan Chase &				Sumitomo Mitsui Banking Corp
Co)				0.21%, 10/29/2013(b),(d)	2,000	2,000
0.11%, 10/07/2013	1,600	1,600		0.21%, 11/01/2013(b),(d)	2,000	2,000
				0.21%, 12/09/2013(b),(d)	2,000	1,999
Washington - 0.16%				UBS Finance Delaware LLC (credit support
Washington State Housing Finance				from UBS AG)
Commission (credit support from Bank of				0.20%, 10/09/2013	1,800	1,800
America)				Union Bank NA
0.23%, 10/07/2013	445	445		0.14%, 11/05/2013	2,300	2,300
				0.18%, 10/23/2013	1,800	1,800
TOTAL MUNICIPAL BONDS		$25,260		0.20%, 10/10/2013	1,000	1,000
	Principal			0.22%, 12/23/2013	1,700	1,699
COMMERCIAL PAPER - 71.50%	Amount (000's)	Value(000	's)	UOB Funding LLC (credit support from
				United Overseas Bank Ltd)
Automobile Manufacturers - 3.04%				0.15%, 11/08/2013	2,200	2,200
BMW US Capital LLC (credit support from						$71,681
BMW AG)
0.05%, 10/01/2013(b)	$6,500	$6,500		Beverages - 2.82%
Toyota Motor Credit Corp				Anheuser-Busch InBev Worldwide Inc (credit
0.23%, 12/10/2013	2,000	1,999		support from Anheuser-Busch InBev SA/NV
		$8,499		Anheuser-Busch Companies, Inc., BrandBrew
				S.A., Cobrew NV/SA)
Banks- 25.63%				0.18%, 10/25/2013(b)	2,000	2,000
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				0.21%, 12/17/2013(b)	2,000	1,999
NY				Brown-Forman Corp
0.17%, 11/07/2013	1,500	1,500		0.10%, 10/04/2013(b)	1,600	1,600
0.18%, 12/16/2013	2,000	1,999		0.20%, 10/25/2013(b)	2,300	2,300
0.20%, 11/25/2013	1,800	1,799				$7,899

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
Commercial Services - 0.71%				Diversified Financial Services (continued)
Catholic Health Initiatives				Thunder Bay Funding LLC
0.16%, 11/18/2013	$2,000	$2,000		0.20%, 10/24/2013(b)	$2,100		$2,100
				0.20%, 10/31/2013(b)	2,000		2,000
Consumer Products - 0.50%							$72,686
Reckitt Benckiser Treasury Services				Electric - 3.36%
PLC (credit support from Reckitt Benckiser				GDF Suez
Group)				0.19%, 10/02/2013(b)	1,400		1,400
0.25%, 01/17/2014(b)	1,400	1,399		0.24%, 10/01/2013(b)	2,000		2,000
				Oglethorpe Power Corp
				0.18%, 10/07/2013(b)	2,000		2,000
Diversified Financial Services - 25.99%				0.18%, 10/16/2013(b)	2,000		2,000
Alpine Securitization Corp
0.14%, 10/08/2013(b)	2,000	2,000		Southern Co Funding Corp
				0.18%, 10/16/2013(b)	2,000		2,000
0.14%, 10/18/2013(b)	1,500	1,500
0.14%, 10/28/2013(b)	2,000	2,000					$9,400
AXA Financial Inc (credit support from AXA				Insurance - 1.51%
SA)				Prudential PLC
0.25%, 10/09/2013(b)	1,400	1,400		0.16%, 10/09/2013(b)	2,000		2,000
BNP Paribas Finance Inc (credit support from				0.16%, 11/20/2013(b)	2,215		2,214
BNP Paribas)							$4,214
0.17%, 11/05/2013	2,000	2,000
0.19%, 12/06/2013	2,000	1,999		Machinery - Diversified - 0.72%
Collateralized Commercial Paper Co LLC				John Deere Bank SA (credit support from
0.16%, 10/02/2013	1,600	1,600		John Deere Capital Corp)
0.22%, 10/07/2013	2,000	2,000		0.06%, 10/03/2013(b)	2,000		2,000
Collateralized Commercial Paper II Co LLC
0.22%, 11/01/2013(b)	1,700	1,700
0.22%, 11/13/2013(b)	1,500	1,499		Miscellaneous Manufacturing - 0.72%
				Danaher Corp
CRC Funding LLC				0.09%, 10/01/2013(b)	2,000		2,000
0.21%, 12/04/2013(b)	2,000	1,999
Dealer Capital Access Trust Inc
0.24%, 10/02/2013	2,000	2,000		Oil & Gas - 1.25%
0.25%, 10/10/2013	1,700	1,700		Motiva Enterprises LLC
0.30%, 10/01/2013	1,200	1,200		0.10%, 10/04/2013	3,500		3,500
0.30%, 12/02/2013	2,000	1,999
Fairway Finance LLC				Retail - 2.32%
0.15%, 10/17/2013(b)	2,000	2,000
				Army & Air Force Exchange Service/The
0.17%, 10/09/2013(b)	1,400	1,400		0.05%, 10/01/2013(b)	6,500		6,500
0.19%, 01/13/2014(b)	1,800	1,799
Gotham Funding Corp
0.15%, 10/21/2013(b)	1,500	1,500		Supranational Bank - 1.50%
0.16%, 11/26/2013(b)	1,500	1,499		Corp Andina de Fomento
0.17%, 10/30/2013(b)	1,800	1,800		0.17%, 12/26/2013(b)	2,200		2,199
0.17%, 12/16/2013(b)	1,800	1,799		0.18%, 11/18/2013(b)	2,000		2,000
ING US Funding LLC (credit support from							$4,199
ING Bank)				Telecommunications - 1.43%
0.16%, 11/14/2013	2,200	2,199		Telstra Corp Ltd
0.18%, 12/09/2013	1,900	1,899		0.15%, 11/06/2013(b)	2,000		2,000
Liberty Street Funding LLC				0.15%, 11/14/2013(b)	2,000		1,999
0.05%, 10/01/2013(b)	3,000	3,000
0.15%, 11/12/2013(b)	1,900	1,900					$3,999
0.16%, 10/31/2013(b)	2,000	2,000		TOTAL COMMERCIAL PAPER			$199,976
Market Street Funding LLC					Principal
0.15%, 10/21/2013(b)	1,800	1,800		CERTIFICATE OF DEPOSIT - 1.93%	Amount (000's)	Value(000's)
0.17%, 10/11/2013(b)	2,400	2,400		Banks- 1.93%
Nieuw Amsterdam Receivables Corp				Bank of America NA
0.15%, 10/11/2013(b)	2,000	2,000		0.21%, 10/18/2013	2,000		2,000
0.15%, 11/14/2013(b)	2,000	2,000		0.24%, 12/13/2013	2,000		2,000
0.17%, 11/12/2013(b)	1,900	1,899		Bank of Nova Scotia/Houston
Rabobank USA Financial Corp (credit support				0.37%, 10/11/2014(a),(d)	1,400		1,400
from Rabobank Nederland)							$5,400
0.24%, 04/22/2014	2,000	1,997		TOTAL CERTIFICATE OF DEPOSIT			$5,400
River Fuel Funding Co #3 Inc (credit support
from Bank of Nova Scotia)
0.12%, 10/03/2013(b)	2,000	2,000
Sheffield Receivables Corp
0.17%, 10/10/2013(b)	2,100	2,100
0.19%, 10/08/2013(b)	1,500	1,500
0.22%, 01/23/2014(b)	1,500	1,499

See accompanying notes.

Schedule of Investments Money Market Account September 30, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 4.43%	Amount (000's)	Value (000's)

Banks - 4.43%
Deutsche Bank Repurchase Agreement; 0.10% $	5,900	$5,900
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $6,018,000; 0.78% - 1.74%;
dated 04/03/17 - 03/11/20)
Goldman Sachs Repurchase Agreement;	6,500	6,500
0.03% dated 09/30/2013 maturing
10/01/2013 (collateralized by US
Government Security; $6,630,000; 0.16%;
dated 09/11/14)
		$12,400
TOTAL REPURCHASE AGREEMENTS		$12,400
Total Investments		$281,418
Liabilities in Excess of Other Assets, Net - (0.61)%		$(1,720)
TOTAL NET ASSETS - 100.00%		$279,698

(a)	Variable Rate. Rate shown is in effect at September 30, 2013.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $150,367 or 53.76% of net assets.
(c) Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector		Percent
Financial		62 .28%
Insured		9.03%
Asset Backed Securities		6.61%
Consumer, Cyclical		5.36%
Exchange Traded Funds		4.32%
Consumer, Non-cyclical		4.03%
Utilities		3.36%
Government		1.50%
Industrial		1.44%
Communications		1.43%
Energy		1.25%
Liabilities in Excess of Other Assets, Net		(0.61)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2013 (unaudited)

COMMON STOCKS - 97.20%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000 's)
Aerospace & Defense - 2.52%			Consumer Products - 1.22%
Boeing Co/The	4,919	$578	Kimberly-Clark Corp	927	$87
Northrop Grumman Corp	1,710	163	Tupperware Brands Corp	2,344	203
Teledyne Technologies Inc (a)	1,837	156	WD-40 Co	2,234	145
		$897			$435
Airlines - 0.67%			Cosmetics & Personal Care - 0.97%
Alaska Air Group Inc	2,755	173	Procter & Gamble Co/The	4,535	343
Cathay Pacific Airways Ltd ADR	6,783	66
		$239	Distribution & Wholesale - 0.54%
Apparel - 1.54%			Pool Corp	3,430	192
Nike Inc	7,548	548
			Diversified Financial Services - 3.25%
Automobile Manufacturers - 1.10%			Ameriprise Financial Inc	1,486	135
Nissan Motor Co Ltd ADR	2,266	46	Charles Schwab Corp/The	17,636	373
PACCAR Inc	6,161	343	Franklin Resources Inc	9,483	480
		$389	T Rowe Price Group Inc	2,340	168
					$1,156
Automobile Parts & Equipment - 1.14%
Autoliv Inc	1,511	132	Electric - 0.94%
Johnson Controls Inc	6,587	273	Duke Energy Corp	2,025	135
		$405	Edison International	3,328	153
			Xcel Energy Inc	1,647	46
Banks - 6.53%					$334
City National Corp/CA	2,314	154
East West Bancorp Inc	4,880	156	Electronics - 2.06%
Goldman Sachs Group Inc/The	788	125	Electro Scientific Industries Inc	732	9
JP Morgan Chase & Co	8,744	452	FEI Co	1,450	127
PNC Financial Services Group Inc/The	1,335	97	FLIR Systems Inc	1,830	57
State Street Corp	2,915	192	Thermo Fisher Scientific Inc	2,179	201
SVB Financial Group (a)	1,725	149	Trimble Navigation Ltd (a)	4,581	136
US Bancorp/MN	8,732	319	Waters Corp (a)	1,898	202
Wells Fargo & Co	16,400	677			$732
		$2,321	Engineering & Construction - 0.79%
Beverages - 2.02%			Granite Construction Inc	2,564	79
Brown-Forman Corp	2,078	142	Jacobs Engineering Group Inc (a)	3,442	200
Cia de Bebidas das Americas ADR	1,571	60			$279
Coca-Cola Co/The	5,478	207	Environmental Control - 0.69%
Coca-Cola HBC AG ADR	1,557	47	Darling International Inc (a)	1,570	33
PepsiCo Inc	3,285	261	Energy Recovery Inc (a)	1,377	10
		$717	Waste Connections Inc	4,458	203
Biotechnology - 1.16%					$246
Gilead Sciences Inc (a)	6,558	412
			Food - 1.86%
			Dairy Farm International Holdings Ltd ADR	3,436	173
Building Materials - 0.51%			General Mills Inc	4,693	225
Apogee Enterprises Inc	4,198	125	Kroger Co/The	6,537	264
Simpson Manufacturing Co Inc	1,731	56			$662
		$181	Gas - 1.60%
Chemicals - 2.89%			Sempra Energy	6,637	568
Axiall Corp	1,801	68
EI du Pont de Nemours & Co	3,520	206
FMC Corp	2,732	196	Healthcare - Products - 1.61%
			Becton Dickinson and Co	1,851	185
International Flavors & Fragrances Inc	2,501	206	Edwards Lifesciences Corp (a)	428	30
PPG Industries Inc	1,125	188	Medtronic Inc	1,997	106
Sigma-Aldrich Corp	1,927	164	Techne Corp	1,419	114
		$1,028	Varian Medical Systems Inc (a)	1,852	138
Commercial Services - 1.58%					$573
Hertz Global Holdings Inc (a)	10,300	228
			Healthcare - Services - 0.94%
Robert Half International Inc	2,505	98	DaVita HealthCare Partners Inc (a)	2,634	150
TrueBlue Inc (a)	4,937	118
Weight Watchers International Inc	3,102	116	Universal Health Services Inc	2,473	185
		$560			$335
Computers - 4.13%			Insurance - 2.74%
Apple Inc	1,643	783	ACE Ltd	2,146	201
			Fidelity National Financial Inc	5,150	137
EMC Corp/MA	10,432	267	HCC Insurance Holdings Inc	5,932	260
International Business Machines Corp	2,253	417	MetLife Inc	3,010	141
		$1,467	StanCorp Financial Group Inc	937	52

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	5,890	$181	Forest Laboratories Inc (a)	1,307	$56
		$972	Johnson & Johnson	3,764	326
			McKesson Corp	3,467	445
Internet - 3.02%			Teva Pharmaceutical Industries Ltd ADR	2,304	87
Amazon.com Inc (a)	978	306
			VCA Antech Inc (a)	3,367	92
eBay Inc (a)	4,862	271
Google Inc (a)	567	497			$2,217
		$1,074	REITS - 2.86%
			Alexandria Real Estate Equities Inc	2,793	179
Iron & Steel - 1.11%			Annaly Capital Management Inc	1,841	21
Reliance Steel & Aluminum Co	3,249	238	Essex Property Trust Inc	853	126
Schnitzer Steel Industries Inc	5,658	156	HCP Inc	5,813	238
		$394	Plum Creek Timber Co Inc	1,746	82
Leisure Products & Services - 0.55%			Sabra Health Care REIT Inc	2,347	54
Ambassadors Group Inc	388	1	Ventas Inc	1,111	68
Carnival Corp	2,675	87	Weyerhaeuser Co	8,673	248
Harley-Davidson Inc	1,689	109			$1,016
		$197	Retail - 5.90%
Lodging - 0.11%			Copart Inc (a)	6,556	208
Red Lion Hotels Corp (a)	7,328	39	Costco Wholesale Corp	5,218	601
			CVS Caremark Corp	3,305	187
			Home Depot Inc/The	2,809	213
Machinery - Construction & Mining - 0.20%			Nordstrom Inc	6,262	352
Caterpillar Inc	862	72	Starbucks Corp	6,933	534
					$2,095
Machinery - Diversified - 0.97%			Savings & Loans - 0.68%
AGCO Corp	1,086	66	Washington Federal Inc	11,750	243
Deere & Co	3,444	280
		$346
			Semiconductors - 3.63%
Media - 2.36%			Altera Corp	3,216	119
Viacom Inc	3,839	321	Applied Materials Inc	9,673	170
Walt Disney Co/The	8,043	519	Avago Technologies Ltd	2,558	110
		$840	Intel Corp	9,334	214
			Lam Research Corp (a)	3,301	169
Metal Fabrication & Hardware - 0.66%
Precision Castparts Corp	1,028	234	LSI Corp	6,374	50
			Microchip Technology Inc	5,630	227
			Qualcomm Inc	2,704	182
Mining - 0.48%			Supertex Inc	1,882	48
Freeport-McMoRan Copper & Gold Inc	5,199	172			$1,289
			Software - 5.64%
Miscellaneous Manufacturing - 2.05%			Actuate Corp (a)	6,378	47
Aptargroup Inc	2,756	166	Adobe Systems Inc (a)	8,039	418
Crane Co	2,553	157	Autodesk Inc (a)	2,895	119
General Electric Co	17,025	407	Informatica Corp (a)	2,372	92
		$730	Microsoft Corp	20,418	680
			Omnicell Inc (a)	3,456	82
Oil & Gas - 8.47%
Apache Corp	4,863	414	Oracle Corp	12,286	407
			Tyler Technologies Inc (a)	1,802	158
Chevron Corp	6,832	830
CNOOC Ltd ADR	135	27			$2,003
Devon Energy Corp	4,079	236	Telecommunications - 3.54%
Energen Corp	2,530	193	AT&T Inc	11,635	394
Exxon Mobil Corp	6,249	538	China Mobile Ltd ADR	3,869	218
HollyFrontier Corp	1,747	74	Cisco Systems Inc	8,525	200
Nabors Industries Ltd	4,138	66	Corning Inc	9,668	141
Occidental Petroleum Corp	5,080	475	Polycom Inc (a)	5,714	62
Total SA ADR	2,698	156	Verizon Communications Inc	5,232	244
		$3,009			$1,259
Oil & Gas Services - 0.73%			Toys, Games & Hobbies - 0.83%
Natural Gas Services Group Inc (a)	4,235	114
			Hasbro Inc	2,337	110
Schlumberger Ltd	1,630	144	Mattel Inc	4,396	184
		$258			$294
Pharmaceuticals - 6.24%			Transportation - 1.71%
Abbott Laboratories	4,955	164	Expeditors International of Washington Inc	7,687	339
AbbVie Inc	5,334	239	Union Pacific Corp	1,733	269
Actavis Inc (a)	769	111
					$608
Allergan Inc/United States	4,420	400
Bristol-Myers Squibb Co	6,426	297

See accompanying notes.

Schedule of Investments Principal Capital Appreciation Account September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Trucking & Leasing - 0.29%
Greenbrier Cos Inc (a)	4,149	$103

Water- 0.17%
California Water Service Group	3,032	62

TOTAL COMMON STOCKS		$34,545
	Maturity
REPURCHASE AGREEMENTS - 1.62% Amount (000's)		Value (000's)

Banks- 1.62%
Investment in Joint Trading Account; Barclays $	166	$166
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $169,028; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	116	116
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $118,320; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	46	46
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $46,652; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	149	149
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $152,366; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	99	99
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $101,417; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$576
TOTAL REPURCHASE AGREEMENTS		$576
Total Investments		$35,121
Other Assets in Excess of Liabilities, Net - 1.18%		$420
TOTAL NET ASSETS - 100.00%		$35,541

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		17 .68%
Consumer, Non-cyclical		17 .60%
Technology		13 .40%
Industrial		12 .45%
Consumer, Cyclical		12 .38%
Energy		9.20%
Communications		8.92%
Basic Materials		4.48%
Utilities		2.71%
Other Assets in Excess of Liabilities, Net		1.18%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Principal LifeTime 2010 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 81.26%
Bond Market Index Fund (a)	397,893	$4,297
Core Plus Bond Fund I (a)	469,508	5,221
Diversified International Fund (a)	202,972	2,292
Diversified Real Asset Fund (a)	142,891	1,719
Equity Income Fund (a)	95,511	2,135
Global Diversified Income Fund (a)	158,013	2,192
Global Multi-Strategy Fund (a)	122,833	1,309
Global Opportunities Fund (a),(b)	71,528	819
High Yield Fund I (a)	132,874	1,398
Inflation Protection Fund (a)	276,452	2,391
International Emerging Markets Fund (a)	32,669	779
LargeCap Growth Fund I (a)	242,391	2,955
LargeCap S&P 500 Index Fund (a)	177,108	2,111
LargeCap Value Fund (a)	80,470	1,043
LargeCap Value Fund I (a)	132,619	1,830
LargeCap Value Fund III (a)	259	3
MidCap Fund (a)	112,259	2,177
Overseas Fund (a)	197,019	2,305
SmallCap Growth Fund I (a),(b)	51,208	746
SmallCap Value Fund II (a)	55,962	745
		$38,467

Principal Variable Contracts Funds, Inc. Class 1 - 18.84%
Bond & Mortgage Securities Account (a)	472,121	5,264
Short-Term Income Account (a)	1,417,364	3,657
		$8,921
TOTAL INVESTMENT COMPANIES		$47,388
Total Investments		$47,388
Liabilities in Excess of Other Assets, Net - (0.10)%		$(47)
TOTAL NET ASSETS - 100.00%		$47,341

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		46 .95%
Domestic Equity Funds		29 .04%
International Equity Funds		13 .08%
Specialty Funds		11 .03%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	467,312	$5,654		69,871	$802	65,062	$751	472,121	$5,702
Bond Market Index Fund	426,757	4,584		35,950	393	64,814	708	397,893	4,270
Core Plus Bond Fund I	472,233	5,058		64,317	718	67,042	751	469,508	5,024
Diversified International Fund	156,720	2,271		73,410	793	27,158	291	202,972	2,783
Diversified Real Asset Fund	152,679	1,589		12,206	146	21,994	262	142,891	1,479
Equity Income Fund	100,860	1,909		9,453	204	14,802	319	95,511	1,807
Global Diversified Income Fund	163,743	1,784		18,021	255	23,751	334	158,013	1,707
Global Multi-Strategy Fund	55,646	557		85,512	909	18,325	195	122,833	1,274
Global Opportunities Fund	—	—		77,887	832	6,359	70	71,528	763
High Yield Fund I	135,217	1,333		14,308	153	16,651	178	132,874	1,309
Inflation Protection Fund	292,820	2,356		20,378	183	36,746	329	276,452	2,221
International Emerging Markets Fund	34,328	994		2,070	51	3,729	91	32,669	949
International Equity Index Fund	66,653	604		49	1	66,702	712	—	—
International Fund I	89,864	1,185		66	1	89,930	1,055	—	—
LargeCap Growth Account I	118,959	2,101		10,649	293	129,608	3,610	—	—
LargeCap Growth Fund I	—	—		244,397	2,825	2,006	24	242,391	2,802
LargeCap S&P 500 Index Account	181,029	1,442		15,657	182	196,686	2,306	—	—
LargeCap S&P 500 Index Fund	—	—		178,561	2,068	1,453	17	177,108	2,051
LargeCap Value Account	38,947	1,254		3,006	96	41,953	1,338	—	—
LargeCap Value Fund	—	—		81,140	1,018	670	8	80,470	1,010
LargeCap Value Fund I	175,211	2,096		9,809	128	52,401	686	132,619	1,484
LargeCap Value Fund III	—	—		259	3	—	—	259	3
MidCap Fund	124,266	1,844		8,348	148	20,355	366	112,259	1,661
Overseas Fund	169,566	1,530		54,467	583	27,014	291	197,019	1,824
Short-Term Income Account	1,480,397	3,743		139,689	364	202,722	529	1,417,364	3,580
SmallCap Growth Fund I	61,305	552		3,520	44	13,617	179	51,208	418
SmallCap Value Fund II	66,563	524		3,668	44	14,269	180	55,962	434

		$44,964			$13,237		$15,580		$44,555

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$184			$(3)			$—
Bond Market Index Fund			—			1			—
Core Plus Bond Fund I			—			(1)			—
Diversified International Fund			—			10			—
Diversified Real Asset Fund			—			6			—
Equity Income Fund			41			13			—
Global Diversified Income Fund			76			2			—
Global Multi-Strategy Fund			—			3			—
Global Opportunities Fund			—			1			—
High Yield Fund I			60			1			—
Inflation Protection Fund			—			11			—
International Emerging Markets Fund			—			(5)			—
International Equity Index Fund			—			107			—
International Fund I			—			(131)			—
LargeCap Growth Account I			11			1,216			87
LargeCap Growth Fund I			—			1			—
LargeCap S&P 500 Index Account			29			682			13
LargeCap S&P 500 Index Fund			—			—			—
LargeCap Value Account			27			(12)			—
LargeCap Value Fund			—			—			—
LargeCap Value Fund I			—			(54)			—
LargeCap Value Fund III			—			—			—
MidCap Fund			—			35			—
Overseas Fund			—			2			—
Short-Term Income Account			70			2			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			46			—
			$498			$1,934			$100
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2020 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 91.21%
Bond Market Index Fund (a)	1,591,863	$17,192
Core Plus Bond Fund I (a)	1,748,348	19,442
Diversified International Fund (a)	1,139,691	12,867
Diversified Real Asset Fund (a)	530,474	6,382
Equity Income Fund (a)	307,974	6,883
Global Diversified Income Fund (a)	325,661	4,517
Global Multi-Strategy Fund (a)	490,330	5,227
Global Opportunities Fund (a),(b)	964,639	11,045
Global Real Estate Securities Fund (a)	866,682	7,419
High Yield Fund I (a)	377,992	3,976
Inflation Protection Fund (a)	580,667	5,023
International Emerging Markets Fund (a)	244,083	5,821
LargeCap Growth Fund I (a)	1,628,156	19,847
LargeCap S&P 500 Index Fund (a)	1,247,516	14,870
LargeCap Value Fund (a)	733,791	9,510
LargeCap Value Fund I (a)	1,156,637	15,962
LargeCap Value Fund III (a)	3,758	50
MidCap Fund (a)	175,294	3,399
MidCap Growth Fund III (a)	348,866	4,755
MidCap Value Fund III (a)	249,699	4,532
Overseas Fund (a)	1,154,250	13,505
SmallCap Growth Fund I (a),(b)	322,136	4,693
SmallCap Value Fund II (a)	349,115	4,647
		$201,564

Principal Variable Contracts Funds, Inc. Class 1 - 8.89%
Bond & Mortgage Securities Account (a)	1,762,057	19,647

TOTAL INVESTMENT COMPANIES		$221,211
Total Investments		$221,211
Liabilities in Excess of Other Assets, Net - (0.10)%		$(219)
TOTAL NET ASSETS - 100.00%		$220,992

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		40 .33%
Fixed Income Funds		29 .54%
International Equity Funds		22 .93%
Specialty Funds		7.30%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	1,681,602	$20,377	223,226	$2,571	142,771	$1,654	1,762,057	$21,291
Bond Market Index Fund	1,339,148	14,294	391,129	4,298	138,414	1,509	1,591,863	17,079
Core Plus Bond Fund I	1,727,987	18,552	168,039	1,896	147,678	1,655	1,748,348	18,794
Diversified International Fund	967,007	14,723	263,635	2,850	90,951	981	1,139,691	16,595
Diversified Real Asset Fund	509,715	5,334	65,999	799	45,240	541	530,474	5,595
Equity Income Fund	314,620	5,949	17,451	377	24,097	524	307,974	5,820
Global Diversified Income Fund	294,440	3,999	59,436	852	28,215	398	325,661	4,454
Global Multi-Strategy Fund	227,661	2,278	306,210	3,254	43,541	462	490,330	5,071
Global Opportunities Fund	—	—	1,022,352	10,974	57,713	637	964,639	10,341
Global Real Estate Securities Fund	994,418	7,444	43,412	370	171,148	1,531	866,682	6,439
High Yield Fund I	375,392	3,467	28,822	308	26,222	279	377,992	3,496
Inflation Protection Fund	607,141	5,339	32,477	290	58,951	524	580,667	5,105
International Emerging Markets Fund	253,824	7,102	11,762	291	21,503	526	244,083	6,872
International Equity Index Fund	613,543	5,624	2,159	23	615,702	6,567	—	—
International Fund I	493,096	6,929	1,660	19	494,756	5,803	—	—
LargeCap Growth Account	271,495	3,656	876	15	272,371	4,972	—	—
LargeCap Growth Account I	673,967	11,831	50,553	1,400	724,520	20,236	—	—
LargeCap Growth Fund I	—	—	1,640,565	18,967	12,409	147	1,628,156	18,822
LargeCap S&P 500 Index Account	1,332,881	10,625	74,249	867	1,407,130	16,516	—	—
LargeCap S&P 500 Index Fund	—	—	1,256,929	14,557	9,413	112	1,247,516	14,446
LargeCap Value Account	322,683	8,975	19,113	614	341,796	10,911	—	—
LargeCap Value Fund	—	—	739,483	9,281	5,692	73	733,791	9,209
LargeCap Value Fund I	1,510,556	16,878	48,977	638	402,896	5,242	1,156,637	11,789
LargeCap Value Fund III	—	—	3,758	50	—	—	3,758	50
MidCap Fund	181,327	2,678	7,633	135	13,666	245	175,294	2,583
MidCap Growth Fund III	360,803	3,491	15,049	184	26,986	334	348,866	3,349
MidCap Value Fund I	287,271	3,699	1,012	15	288,283	4,593	—	—
MidCap Value Fund III	—	—	267,311	4,248	17,612	298	249,699	3,958
Overseas Fund	978,374	9,007	266,204	2,850	90,328	981	1,154,250	10,879
SmallCap Growth Fund I	331,934	3,030	12,376	155	22,174	281	322,136	2,904
SmallCap Value Fund II	359,357	2,834	12,957	155	23,199	280	349,115	2,737

		$198,115		$83,303		$88,812		$207,678

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account		$675			$(3)			$—
Bond Market Index Fund		—			(4)			—
Core Plus Bond Fund I		—			1			—
Diversified International Fund		—			3			—
Diversified Real Asset Fund		—			3			—
Equity Income Fund		132			18			—
Global Diversified Income Fund		147			1			—
Global Multi-Strategy Fund		—			1			—
Global Opportunities Fund		—			4			—
Global Real Estate Securities Fund		103			156			—
High Yield Fund I		170			—			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			5			—
International Equity Index Fund		—			920			—
International Fund I		—			(1,145)			—
LargeCap Growth Account		—			1,301			—
LargeCap Growth Account I		73			7,005			572
LargeCap Growth Fund I		—			2			—
LargeCap S&P 500 Index Account		204			5,024			92
LargeCap S&P 500 Index Fund		—			1			—
LargeCap Value Account		239			1,322			—
LargeCap Value Fund		—			1			—
LargeCap Value Fund I		—			(485)			—
LargeCap Value Fund III		—			—			—
MidCap Fund		—			15			—
MidCap Growth Fund III		—			8			—
MidCap Value Fund I		—			879			—
MidCap Value Fund III		—			8			—
Overseas Fund		—			3			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			28			—
		$1,743			$15,072			$664
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2030 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.30%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 94.84%
Bond Market Index Fund (a)	454,160	$4,905
Core Plus Bond Fund I (a)	500,541	5,566
Diversified International Fund (a)	658,492	7,434
Diversified Real Asset Fund (a)	182,311	2,193
Global Multi-Strategy Fund (a)	241,433	2,574
Global Opportunities Fund (a),(b)	435,996	4,992
Global Real Estate Securities Fund (a)	596,036	5,102
High Yield Fund I (a)	207,589	2,184
Inflation Protection Fund (a)	216,474	1,872
International Emerging Markets Fund (a)	136,384	3,253
LargeCap Growth Fund (a)	272,192	3,027
LargeCap Growth Fund I (a)	1,009,790	12,309
LargeCap S&P 500 Index Fund (a)	616,331	7,347
LargeCap Value Fund (a)	414,550	5,372
LargeCap Value Fund I (a)	668,318	9,223
LargeCap Value Fund III (a)	1,568	21
MidCap Growth Fund III (a)	245,399	3,345
MidCap Value Fund III (a)	158,523	2,877
Overseas Fund (a)	649,326	7,597
Preferred Securities Fund (a)	205,967	2,078
SmallCap Growth Fund I (a),(b)	166,702	2,429
SmallCap Value Fund II (a)	179,176	2,385
		$98,085

Principal Variable Contracts Funds, Inc. Class 1 - 5.46%
Bond & Mortgage Securities Account (a)	506,763	5,651

TOTAL INVESTMENT COMPANIES		$103,736
Total Investments		$103,736
Liabilities in Excess of Other Assets, Net - (0.30)%		$(312)
TOTAL NET ASSETS - 100.00%		$103,424

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		46 .73%
International Equity Funds		27 .45%
Fixed Income Funds		21 .51%
Specialty Funds		4.61%
Liabilities in Excess of Other Assets, Net		(0.30)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	473,752	$5,387		62,719	$719	29,708	$345	506,763	$5,761
Bond Market Index Fund	455,773	4,895		27,208	298	28,821	316	454,160	4,877
Core Plus Bond Fund I	475,207	5,080		56,023	625	30,689	344	500,541	5,361
Diversified International Fund	507,217	6,381		188,508	2,036	37,233	404	658,492	8,016
Diversified Real Asset Fund	158,286	1,666		35,076	425	11,051	132	182,311	1,959
Global Multi-Strategy Fund	101,281	1,014		154,659	1,643	14,507	153	241,433	2,504
Global Opportunities Fund	—	—		457,185	4,913	21,189	236	435,996	4,681
Global Real Estate Securities Fund	624,403	4,704		36,932	315	65,299	579	596,036	4,469
High Yield Fund I	246,576	2,354		18,630	199	57,617	618	207,589	1,922
Inflation Protection Fund	162,811	1,426		66,874	611	13,211	117	216,474	1,920
International Emerging Markets Fund	137,014	3,048		8,711	218	9,341	230	136,384	3,036
International Equity Index Fund	205,711	2,087		1,732	18	207,443	2,214	—	—
International Fund I	281,979	3,156		1,738	20	283,717	3,328	—	—
LargeCap Growth Account	238,254	2,783		10,269	190	248,523	4,714	—	—
LargeCap Growth Account I	422,541	7,148		35,735	978	458,276	12,784	—	—
LargeCap Growth Fund	—	—		273,842	2,878	1,650	18	272,192	2,861
LargeCap Growth Fund I	—	—		1,016,027	11,746	6,237	76	1,009,790	11,673
LargeCap S&P 500 Index Account	595,642	4,774		44,626	514	640,268	7,526	—	—
LargeCap S&P 500 Index Fund	—	—		620,352	7,184	4,021	48	616,331	7,137
LargeCap Value Account	174,797	4,120		12,526	398	187,323	5,981	—	—
LargeCap Value Fund	—	—		417,193	5,236	2,643	34	414,550	5,203
LargeCap Value Fund I	809,766	8,279		36,702	471	178,150	2,317	668,318	6,379
LargeCap Value Fund III	—	—		1,568	21	—	—	1,568	21
MidCap Growth Fund III	204,171	1,707		55,911	673	14,683	182	245,399	2,203
MidCap Value Fund I	158,078	1,742		1,327	20	159,405	2,552	—	—
MidCap Value Fund III	—	—		167,441	2,675	8,918	152	158,523	2,528
Overseas Fund	495,879	4,717		190,464	2,036	37,017	404	649,326	6,349
Preferred Securities Fund	199,640	2,030		17,556	185	11,229	118	205,967	2,097
SmallCap Growth Fund I	185,128	1,606		8,445	103	26,871	359	166,702	1,351
SmallCap Value Fund II	198,536	1,586		8,808	103	28,168	359	179,176	1,413

		$81,690			$47,451		$46,640		$93,721

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$194			$—			$—
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			3			—
Diversified Real Asset Fund			—			—			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			4			—
Global Real Estate Securities Fund			69			29			—
High Yield Fund I			97			(13)			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			109			—
International Fund I			—			152			—
LargeCap Growth Account			42			1,741			—
LargeCap Growth Account I			45			4,658			356
LargeCap Growth Fund			—			1			—
LargeCap Growth Fund I			—			3			—
LargeCap S&P 500 Index Account			101			2,238			45
LargeCap S&P 500 Index Fund			—			1			—
LargeCap Value Account			135			1,463			—
LargeCap Value Fund			—			1			—
LargeCap Value Fund I			—			(54)			—
LargeCap Value Fund III			—			—			—
MidCap Growth Fund III			—			5			—
MidCap Value Fund I			—			790			—
MidCap Value Fund III			—			5			—
Overseas Fund			—			—			—
Preferred Securities Fund			84			—			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			83			—
			$767			$11,220			$401
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2040 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 97.16%
Bond Market Index Fund (a)	76,580	$827
Core Plus Bond Fund I (a)	80,538	896
Diversified International Fund (a)	255,549	2,885
Diversified Real Asset Fund (a)	39,186	471
Global Multi-Strategy Fund (a)	65,797	701
Global Opportunities Fund (a),(b)	160,592	1,839
Global Real Estate Securities Fund (a)	190,372	1,630
High Yield Fund I (a)	67,540	710
International Emerging Markets Fund (a)	50,363	1,201
LargeCap Growth Fund (a)	120,767	1,343
LargeCap Growth Fund I (a)	374,842	4,569
LargeCap S&P 500 Index Fund (a)	223,122	2,660
LargeCap Value Fund (a)	168,523	2,184
LargeCap Value Fund I (a)	247,069	3,410
LargeCap Value Fund III (a)	2,699	36
MidCap Growth Fund III (a)	81,732	1,114
MidCap Value Fund III (a)	64,034	1,162
Overseas Fund (a)	257,840	3,017
Preferred Securities Fund (a)	51,873	523
SmallCap Growth Fund I (a),(b)	61,545	897
SmallCap Value Fund II (a)	61,260	815
		$32,890

Principal Variable Contracts Funds, Inc. Class 1 - 2.75%
Bond & Mortgage Securities Account (a)	83,648	933

TOTAL INVESTMENT COMPANIES		$33,823
Total Investments		$33,823
Other Assets in Excess of Liabilities, Net - 0.09%		$29
TOTAL NET ASSETS - 100.00%		$33,852

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53 .74%
International Equity Funds		31 .22%
Fixed Income Funds		11 .49%
Specialty Funds		3.46%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	67,966	$808		22,014	$255	6,332	$74	83,648	$989
Bond Market Index Fund	68,597	738		11,892	130	3,909	43	76,580	825
Core Plus Bond Fund I	67,234	726		19,864	224	6,560	74	80,538	876
Diversified International Fund	174,111	2,313		98,511	1,064	17,073	183	255,549	3,194
Diversified Real Asset Fund	32,524	341		9,949	119	3,287	39	39,186	421
Global Multi-Strategy Fund	27,443	275		43,374	461	5,020	54	65,797	682
Global Opportunities Fund	—	—		168,718	1,815	8,126	90	160,592	1,726
Global Real Estate Securities Fund	177,579	1,325		42,571	367	29,778	266	190,372	1,434
High Yield Fund I	56,890	550		14,732	158	4,082	44	67,540	664
International Emerging Markets Fund	42,491	1,157		11,764	295	3,892	97	50,363	1,355
International Equity Index Fund	77,523	741		1,241	13	78,764	840	—	—
International Fund I	85,579	1,145		1,409	16	86,988	1,021	—	—
LargeCap Growth Account	72,688	1,013		12,743	237	85,431	1,632	—	—
LargeCap Growth Account I	128,845	2,343		34,688	948	163,533	4,566	—	—
LargeCap Growth Fund	—	—		121,148	1,274	381	4	120,767	1,270
LargeCap Growth Fund I	—	—		376,155	4,350	1,313	15	374,842	4,335
LargeCap S&P 500 Index Account	185,284	1,480		46,675	539	231,959	2,724	—	—
LargeCap S&P 500 Index Fund	—	—		223,927	2,594	805	10	223,122	2,584
LargeCap Value Account	56,385	1,555		13,221	422	69,606	2,222	—	—
LargeCap Value Fund	—	—		169,081	2,123	558	7	168,523	2,116
LargeCap Value Fund I	252,946	2,791		50,490	657	56,367	728	247,069	2,734
LargeCap Value Fund III	—	—		2,699	36	—	—	2,699	36
MidCap Growth Fund III	69,708	690		17,965	219	5,941	72	81,732	837
MidCap Value Fund I	54,864	704		906	13	55,770	894	—	—
MidCap Value Fund III	—	—		67,734	1,088	3,700	61	64,034	1,027
Overseas Fund	175,895	1,697		99,069	1,064	17,124	183	257,840	2,578
Preferred Securities Fund	43,909	459		11,071	117	3,107	33	51,873	543
SmallCap Growth Fund I	54,237	584		10,940	136	3,632	44	61,545	676
SmallCap Value Fund II	53,657	432		11,383	136	3,780	45	61,260	523

		$23,867			$20,870		$16,065		$31,425

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$31			$—			$—
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			—			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			1			—
Global Real Estate Securities Fund			22			8			—
High Yield Fund I			28			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			86			—
International Fund I			—			(140)			—
LargeCap Growth Account			19			382			—
LargeCap Growth Account I			17			1,275			130
LargeCap Growth Fund			—			—			—
LargeCap Growth Fund I			—			—			—
LargeCap S&P 500 Index Account			36			705			16
LargeCap S&P 500 Index Fund			—			—			—
LargeCap Value Account			54			245			—
LargeCap Value Fund			—			—			—
LargeCap Value Fund I			—			14			—
LargeCap Value Fund III			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			177			—
MidCap Value Fund III			—			—			—
Overseas Fund			—			—			—
Preferred Securities Fund			19			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
			$226			$2,753			$146
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2050 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 98.51%
Bond Market Index Fund (a)	7,790	$84
Core Plus Bond Fund I (a)	22,658	252
Diversified International Fund (a)	161,981	1,829
Diversified Real Asset Fund (a)	22,038	265
Global Multi-Strategy Fund (a)	33,347	355
Global Opportunities Fund (a),(b)	108,262	1,240
Global Real Estate Securities Fund (a)	123,493	1,057
High Yield Fund I (a)	37,309	393
International Emerging Markets Fund (a)	34,023	811
LargeCap Growth Fund (a)	71,024	790
LargeCap Growth Fund I (a)	222,892	2,717
LargeCap S&P 500 Index Fund (a)	137,015	1,633
LargeCap Value Fund (a)	95,076	1,232
LargeCap Value Fund I (a)	158,189	2,183
LargeCap Value Fund III (a)	1,526	20
MidCap Growth Fund III (a)	49,895	680
MidCap Value Fund III (a)	38,745	703
Overseas Fund (a)	165,434	1,936
Preferred Securities Fund (a)	40,797	412
SmallCap Growth Fund I (a),(b)	34,911	509
SmallCap Value Fund II (a)	37,151	494
		$19,595

Principal Variable Contracts Funds, Inc. Class 1 - 1.40%
Bond & Mortgage Securities Account (a)	25,047	279

TOTAL INVESTMENT COMPANIES		$19,874
Total Investments		$19,874
Other Assets in Excess of Liabilities, Net - 0.09%		$18
TOTAL NET ASSETS - 100.00%		$19,892

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .12%
International Equity Funds		34 .54%
Fixed Income Funds		7.13%
Specialty Funds		3.12%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	16,415	$196		10,282	$120	1,650		$20	25,047	$296
Bond Market Index Fund	7,738	79		65	1	13		—	7,790	80
Core Plus Bond Fund I	19,056	205		5,256	59	1,654		19	22,658	245
Diversified International Fund	121,168	1,621		51,557	557	10,744		116	161,981	2,062
Diversified Real Asset Fund	16,521	173		7,072	84	1,555		19	22,038	238
Global Multi-Strategy Fund	17,338	174		18,322	195	2,313		25	33,347	344
Global Opportunities Fund	—	—		113,043	1,216	4,781		53	108,262	1,163
Global Real Estate Securities Fund	115,511	868		15,861	136	7,879		68	123,493	936
High Yield Fund I	43,196	422		5,752	62	11,639		126	37,309	361
International Emerging Markets Fund	31,954	837		4,522	113	2,453		61	34,023	889
International Equity Index Fund	55,949	530		621	6	56,570		603	—	—
International Fund I	58,043	782		627	7	58,670		688	—	—
LargeCap Growth Account	49,425	687		4,732	88	54,157		1,035	—	—
LargeCap Growth Account I	83,749	1,528		13,535	371	97,284		2,717	—	—
LargeCap Growth Fund	—	—		71,289	750	265		3	71,024	747
LargeCap Growth Fund I	—	—		223,816	2,588	924		9	222,892	2,579
LargeCap S&P 500 Index Account	124,794	1,025		17,311	200	142,105		1,670	—	—
LargeCap S&P 500 Index Fund	—	—		137,566	1,593	551		6	137,015	1,587
LargeCap Value Account	37,490	1,037		5,040	161	42,530		1,359	—	—
LargeCap Value Fund	—	—		95,469	1,198	393		5	95,076	1,193
LargeCap Value Fund I	169,776	1,878		18,329	238	29,916		387	158,189	1,735
LargeCap Value Fund III	—	—		1,526	20	—		—	1,526	20
MidCap Growth Fund III	46,854	451		6,503	79	3,462		42	49,895	488
MidCap Value Fund I	36,354	459		422	6	36,776		587	—	—
MidCap Value Fund III	—	—		41,081	657	2,336		39	38,745	618
Overseas Fund	124,227	1,206		51,929	557	10,722		117	165,434	1,646
Preferred Securities Fund	37,437	386		5,718	60	2,358		25	40,797	421
SmallCap Growth Fund I	40,384	430		3,968	49	9,441		126	34,911	353
SmallCap Value Fund II	35,217	285		4,140	49	2,206		26	37,151	308

		$15,259			$11,220			$9,951		$18,309

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$9			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			14			—				—
High Yield Fund I			17			3				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			67				—
International Fund I			—			(101)				—
LargeCap Growth Account			11			260				—
LargeCap Growth Account I			10			818				77
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Account			22			445				10
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Account			31			161				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund I			—			6				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			122				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			16			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$130			$1,781	$			87
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2060 Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 110.53%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 110.53%
Core Plus Bond Fund I (a)	22	$—
Diversified International Fund (a)	172	2
Diversified Real Asset Fund (a)	25	—
Global Multi-Strategy Fund (a)	37	1
Global Opportunities Fund (a),(b)	120	1
Global Real Estate Securities Fund (a)	124	1
High Yield Fund I (a)	37	—
International Emerging Markets Fund (a)	41	1
LargeCap Growth Fund (a)	71	1
LargeCap Growth Fund I (a)	241	3
LargeCap S&P 500 Index Fund (a)	139	2
LargeCap Value Fund (a)	96	1
LargeCap Value Fund I (a)	165	2
LargeCap Value Fund III (a)	1	—
MidCap Growth Fund III (a)	56	1
MidCap Value Fund III (a)	41	1
Overseas Fund (a)	171	2
Preferred Securities Fund (a)	38	—
SmallCap Growth Fund I (a),(b)	34	1
SmallCap Value Fund II (a)	35	1
		$21

Principal Variable Contracts Funds, Inc. Class 1 - 0.00%
Bond & Mortgage Securities Account (a)	22	—

TOTAL INVESTMENT COMPANIES		$21
Total Investments		$21
Liabilities in Excess of Other Assets, Net - (10.53)%		$(2)
TOTAL NET ASSETS - 100.00%		$19

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		63 .17%
International Equity Funds		36 .84%
Fixed Income Funds		5.26%
Specialty Funds		5.26%
Liabilities in Excess of Other Assets, Net		(10.53)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	—	$—		22	$—	—		$—	22	$—
Core Plus Bond Fund I	—	—		22	—	—		—	22	—
Diversified International Fund	—	—		174	2	2		—	172	2
Diversified Real Asset Fund	—	—		25	—	—		—	25	—
Global Multi-Strategy Fund	—	—		37	—	—		—	37	—
Global Opportunities Fund	—	—		122	1	2		—	120	1
Global Real Estate Securities Fund	—	—		126	1	2		—	124	1
High Yield Fund I	—	—		37	—	—		—	37	—
International Emerging Markets Fund	—	—		41	1	—		—	41	1
LargeCap Growth Account	—	—		37	1	37		1	—	—
LargeCap Growth Account I	—	—		96	3	96		3	—	—
LargeCap Growth Fund	—	—		71	1	—		—	71	1
LargeCap Growth Fund I	—	—		243	4	2		—	241	4
LargeCap S&P 500 Index Account	—	—		132	2	132		2	—	—
LargeCap S&P 500 Index Fund	—	—		139	2	—		—	139	2
LargeCap Value Account	—	—		36	1	36		1	—	—
LargeCap Value Fund	—	—		96	1	—		—	96	1
LargeCap Value Fund I	—	—		167	3	2		—	165	3
LargeCap Value Fund III	—	—		1	—	—		—	1	—
MidCap Growth Fund III	—	—		56	1	—		—	56	1
MidCap Value Fund III	—	—		41	1	—		—	41	1
Overseas Fund	—	—		173	2	2		—	171	2
Preferred Securities Fund	—	—		38	—	—		—	38	—
SmallCap Growth Fund I	—	—		34	—	—		—	34	—
SmallCap Value Fund II	—	—		35	—	—		—	35	—

		$—			$27			$7		$20

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Account			—			—				—
LargeCap Growth Account I			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund I			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime Strategic Income Account September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 72.33%
Bond Market Index Fund (a)	363,401	$3,925
Core Plus Bond Fund I (a)	423,175	4,706
Diversified International Fund (a)	61,916	699
Diversified Real Asset Fund (a)	122,689	1,476
Equity Income Fund (a)	87,615	1,958
Global Diversified Income Fund (a)	154,454	2,142
Global Multi-Strategy Fund (a)	81,457	868
Global Opportunities Fund (a),(b)	23,509	269
High Yield Fund I (a)	108,902	1,146
Inflation Protection Fund (a)	245,273	2,122
International Emerging Markets Fund (a)	9,551	228
LargeCap Growth Fund I (a)	91,209	1,112
LargeCap S&P 500 Index Fund (a)	62,568	746
MidCap Fund (a)	39,509	766
Overseas Fund (a)	62,272	728
SmallCap Growth Fund I (a),(b)	15,437	225
SmallCap Value Fund II (a)	16,749	223
		$23,339

Principal Variable Contracts Funds, Inc. Class 1 - 27.67%
Bond & Mortgage Securities Account (a)	426,478	4,755
Short-Term Income Account (a)	1,617,593	4,173
		$8,928
TOTAL INVESTMENT COMPANIES		$32,267
Total Investments		$32,267
Other Assets in Excess of Liabilities, Net - 0.00%		$1
TOTAL NET ASSETS - 100.00%		$32,268

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .54%
Domestic Equity Funds		15 .59%
Specialty Funds		13 .90%
International Equity Funds		5.97%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		September 30, 2013 Shares	September 30, 2013 Cost
Bond & Mortgage Securities Account	429,222	$5,184	62,498	$725	65,242		$754	426,478	$5,154
Bond Market Index Fund	381,897	4,107	50,826	559	69,322		754	363,401	3,908
Core Plus Bond Fund I	441,366	4,751	49,307	559	67,498		754	423,175	4,557
Diversified International Fund	46,951	651	25,528	276	10,563		114	61,916	814
Diversified Real Asset Fund	128,643	1,361	16,569	200	22,523		268	122,689	1,292
Equity Income Fund	108,586	2,050	11,967	259	32,938		713	87,615	1,652
Global Diversified Income Fund	155,634	1,566	20,761	296	21,941		308	154,454	1,554
Global Multi-Strategy Fund	37,349	374	58,215	619	14,107		149	81,457	844
Global Opportunities Fund	—	—	27,277	292	3,768		41	23,509	251
High Yield Fund I	109,425	1,145	17,132	184	17,655		187	108,902	1,141
Inflation Protection Fund	256,807	2,076	30,769	279	42,303		375	245,273	1,979
International Emerging Markets Fund	10,018	242	1,186	30	1,653		41	9,551	231
International Equity Index Fund	24,572	229	22	—	24,594		262	—	—
International Fund I	27,285	380	25	—	27,310		321	—	—
LargeCap Growth Account I	41,638	747	5,637	155	47,275		1,314	—	—
LargeCap Growth Fund I	—	—	93,104	1,076	1,895		23	91,209	1,054
LargeCap S&P 500 Index Account	62,729	504	8,064	94	70,793		831	—	—
LargeCap S&P 500 Index Fund	—	—	63,838	739	1,270		14	62,568	725
MidCap Fund	41,169	607	4,833	86	6,493		115	39,509	581
Overseas Fund	52,894	478	19,866	212	10,488		113	62,272	578
Short-Term Income Account	1,660,107	4,159	240,310	629	282,824		739	1,617,593	4,050
SmallCap Growth Fund I	15,931	131	1,625	20	2,119		27	15,437	125
SmallCap Value Fund II	17,291	135	1,680	20	2,222		26	16,749	130

		$30,877		$7,309			$8,243		$30,620

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account		$166			$(1)	$			—
Bond Market Index Fund		—			(4)				—
Core Plus Bond Fund I		—			1				—
Diversified International Fund		—			1				—
Diversified Real Asset Fund		—			(1)				—
Equity Income Fund		41			56				—
Global Diversified Income Fund		74			—				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
High Yield Fund I		50			(1)				—
Inflation Protection Fund		—			(1)				—
International Emerging Markets Fund		—			—				—
International Equity Index Fund		—			33				—
International Fund I		—			(59)				—
LargeCap Growth Account I		4			412				32
LargeCap Growth Fund I		—			1				—
LargeCap S&P 500 Index Account		10			233				5
LargeCap S&P 500 Index Fund		—			—				—
MidCap Fund		—			3				—
Overseas Fund		—			1				—
Short-Term Income Account		80			1				—
SmallCap Growth Fund I		—			1				—
SmallCap Value Fund II		—			1				—
		$425			$677	$			37
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
September 30, 2013 (unaudited)

COMMON STOCKS - 99.50%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Healthcare - Services - 0.50%				(continued)	Amount (000's)	Value(000's)
Brookdale Senior Living Inc (a)	25,411	$668		Banks (continued)
				Investment in Joint Trading Account; Merrill	$77	$77
				Lynch Repurchase Agreement; 0.03%
Real Estate - 1.04%				dated 09/30/2013 maturing 10/01/2013
Jones Lang LaSalle Inc	15,900	1,388		(collateralized by US Government
				Securities; $78,997; 0.00% - 5.50%; dated
REITS- 97.96%				03/15/14 - 09/15/39)
Apartment Investment & Management Co	133,310	3,725		Investment in Joint Trading Account; Morgan	52	52
AvalonBay Communities Inc	34,721	4,413		Stanley Repurchase Agreement; 0.02%
Boston Properties Inc	56,567	6,047		dated 09/30/2013 maturing 10/01/2013
BRE Properties Inc	35,722	1,813		(collateralized by US Government
Camden Property Trust	48,743	2,995		Securities; $52,582; 1.00% - 1.38%; dated
Campus Crest Communities Inc	61,780	667		03/31/17 - 07/31/18)
Corrections Corp of America	98,922	3,418				$299
CubeSmart	122,600	2,187		TOTAL REPURCHASE AGREEMENTS		$299
DDR Corp	176,669	2,776		Total Investments		$133,057
Duke Realty Corp	130,600	2,016		Other Assets in Excess of Liabilities, Net - 0.28%		$371
DuPont Fabros Technology Inc	39,226	1,011		TOTAL NET ASSETS - 100.00%		$133,428
EPR Properties	58,624	2,857
Equity One Inc	52,389	1,145
Equity Residential	80,699	4,323		(a) Non-Income Producing Security
Essex Property Trust Inc	27,629	4,081
Extra Space Storage Inc	68,600	3,138
Federal Realty Investment Trust	26,338	2,672
First Industrial Realty Trust Inc	242,877	3,952		Portfolio Summary (unaudited)
General Growth Properties Inc	267,933	5,168		Sector		Percent
HCP Inc	66,669	2,730		Financial		99 .22%
Health Care REIT Inc	47,854	2,985		Consumer, Non-cyclical		0.50%
Host Hotels & Resorts Inc	317,427	5,609		Other Assets in Excess of Liabilities, Net		0.28%
Kilroy Realty Corp	26,236	1,311		TOTAL NET ASSETS		100.00%
Medical Properties Trust Inc	86,800	1,056
Pebblebrook Hotel Trust	95,200	2,733
Pennsylvania Real Estate Investment Trust	102,200	1,911
Prologis Inc	220,193	8,284
Public Storage	32,462	5,212
Ramco-Gershenson Properties Trust	25,995	401
Saul Centers Inc	35,744	1,653
Senior Housing Properties Trust	82,521	1,926
Simon Property Group Inc	109,250	16,194
SL Green Realty Corp	61,250	5,441
Strategic Hotels & Resorts Inc (a)	250,007	2,170
Sunstone Hotel Investors Inc	109,700	1,398
Taubman Centers Inc	36,130	2,432
Ventas Inc	57,189	3,517
Vornado Realty Trust	63,463	5,335
		$130,702
TOTAL COMMON STOCKS		$132,758
	Maturity
REPURCHASE AGREEMENTS - 0.22% Amount (000's)		Value(000	's)
Banks- 0.22%
Investment in Joint Trading Account; Barclays $	86	$86
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $87,636; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	60	60
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $61,345; 0.00% - 10.63%; dated
08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	24	24
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $24,187; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)

See accompanying notes.

Schedule of Investments SAM Balanced Portfolio September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 47.81%
Blue Chip Fund (a)	1,892,889	$24,475
Global Diversified Income Fund (a)	1,075,449	14,916
Global Multi-Strategy Fund (a)	3,352,346	35,736
Global Real Estate Securities Fund (a)	574,126	4,915
High Yield Fund (a)	2,567,738	19,926
International Emerging Markets Fund (a)	937,679	22,364
LargeCap Growth Fund (a)	6,732,730	74,868
LargeCap Growth Fund II (a)	2,460,393	24,629
LargeCap Value Fund (a)	7,744,011	100,362
Preferred Securities Fund (a)	1,176,532	11,871
Principal Capital Appreciation Fund (a)	1,270,768	64,580
SmallCap Growth Fund I (a),(b)	1,916,597	27,925
SmallCap Value Fund II (a)	2,105,346	28,022
Small-MidCap Dividend Income Fund (a)	1,625,796	20,908
		$475,497

Principal Variable Contracts Funds, Inc. Class 1 - 52.30%
Bond & Mortgage Securities Account (a)	1,069,688	11,927
Diversified International Account (a)	6,739,165	93,135
Equity Income Account (a)	6,170,703	118,848
Government & High Quality Bond Account (a)	9,535,590	98,598
Income Account (a)	12,817,924	135,742
MidCap Account (a)	473,040	25,951
Short-Term Income Account (a)	13,953,210	35,999
		$520,200
TOTAL INVESTMENT COMPANIES		$995,697
Total Investments		$995,697
Liabilities in Excess of Other Assets, Net - (0.11)%		$(1,069)
TOTAL NET ASSETS - 100.00%		$994,628

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51 .34%
Fixed Income Funds		31 .57%
International Equity Funds		12 .11%
Specialty Funds		5.09%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Blue Chip Fund	—	$—	1,894,244	$24,414	1,355	$19	1,892,889	$24,395
Bond & Mortgage Securities Account	52,766	617	1,033,165	12,259	16,243	189	1,069,688	12,681
Diversified International Account	6,452,409	73,876	550,628	7,464	263,872	3,571	6,739,165	77,182
Equity Income Account	7,671,414	90,522	220,731	4,194	1,721,442	32,835	6,170,703	70,729
Global Diversified Income Fund	988,573	13,133	151,879	2,120	65,003	919	1,075,449	14,345
Global Multi-Strategy Fund	2,283,521	23,066	1,091,124	11,620	22,299	235	3,352,346	34,453
Global Real Estate Securities Fund	1,269,530	9,377	11,539	98	706,943	6,024	574,126	4,162
Government & High Quality Bond	8,846,644	87,325	1,120,050	11,761	431,104	4,667	9,535,590	94,649
Account
High Yield Fund	2,465,685	16,683	294,984	2,304	192,931	1,521	2,567,738	17,488
Income Account	12,555,647	123,521	1,215,704	12,965	953,427	10,590	12,817,924	125,886
Inflation Protection Fund	314,895	2,565	327,034	3,042	641,929	5,521	—	—
International Emerging Markets	791,770	7,652	66,420	1,068	858,190	13,405	—	—
Account
International Emerging Markets Fund	—	—	953,348	22,540	15,669	382	937,679	22,161
LargeCap Blend Fund II	2,558,746	24,077	146,411	1,742	2,705,157	34,371	—	—
LargeCap Growth Account	3,356,915	32,718	516,904	9,558	3,873,819	77,553	—	—
LargeCap Growth Fund	—	—	7,234,503	77,554	501,773	5,503	6,732,730	72,175
LargeCap Growth Fund II	3,183,181	18,351	767	7	723,555	7,131	2,460,393	13,473
LargeCap Value Account	1,015,249	26,265	460,983	14,768	1,476,232	50,354	—	—
LargeCap Value Fund	—	—	7,744,011	101,029	—	—	7,744,011	101,029
LargeCap Value Fund III	2,890,622	31,516	—	—	2,890,622	37,976	—	—
MidCap Account	629,875	18,561	64,624	3,425	221,459	12,219	473,040	13,313
MidCap Growth Fund III	300,079	3,029	343,705	4,120	643,784	8,456	—	—
Preferred Securities Fund	1,357,694	8,888	195,274	2,064	376,436	3,925	1,176,532	7,558
Principal Capital Appreciation	2,843,512	47,775	—	—	2,843,512	80,268	—	—
Account
Principal Capital Appreciation Fund	—	—	1,474,218	74,522	203,450	10,343	1,270,768	64,237
Short-Term Income Account	11,897,503	29,984	2,172,474	5,682	116,767	305	13,953,210	35,361
SmallCap Growth Fund I	2,571,764	26,402	145,798	1,742	800,965	10,796	1,916,597	19,313
SmallCap Value Fund II	1,008,836	10,004	1,100,476	13,925	3,966	52	2,105,346	23,877
Small-MidCap Dividend Income Fund	1,626,891	16,100	119,281	1,451	120,376	1,504	1,625,796	16,118

		$742,007		$427,438		$420,634		$864,585

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Account		400			(6)			—
Diversified International Account		2,326			(587)			—
Equity Income Account		4,194			8,848			—
Global Diversified Income Fund		474			11			—
Global Multi-Strategy Fund		—			2			—
Global Real Estate Securities Fund		115			711			—
Government & High Quality Bond Account		3,809			230			—
High Yield Fund		939			22			—
Income Account		6,929			(10)			—
Inflation Protection Fund		—			(86)			—
International Emerging Markets Account		—			4,685			—
International Emerging Markets Fund		—			3			—
LargeCap Blend Fund II		—			8,552			—
LargeCap Growth Account		—			35,277			—
LargeCap Growth Fund		—			124			—
LargeCap Growth Fund II		—			2,246			—
LargeCap Value Account		—			9,321			—
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		—			6,460			—
MidCap Account		499			3,546			1,184
MidCap Growth Fund III		—			1,307			—
Preferred Securities Fund		526			531			—
Principal Capital Appreciation Account		—			32,493			—
Principal Capital Appreciation Fund		—			58			—
Short-Term Income Account		675			—			—
SmallCap Growth Fund I		—			1,965			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		402			71			—
		$21,288			$115,774			$1,184
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Balanced Portfolio September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 37.59%
Blue Chip Fund (a)	295,144	$3,816
Global Diversified Income Fund (a)	399,611	5,543
Global Multi-Strategy Fund (a)	518,336	5,526
Global Real Estate Securities Fund (a)	128,742	1,102
High Yield Fund (a)	973,903	7,558
International Emerging Markets Fund (a)	135,918	3,242
LargeCap Growth Fund (a)	1,033,130	11,488
LargeCap Growth Fund II (a)	370,529	3,709
LargeCap Value Fund (a)	1,170,012	15,163
Preferred Securities Fund (a)	435,513	4,394
Principal Capital Appreciation Fund (a)	194,044	9,861
SmallCap Growth Fund I (a),(b)	287,451	4,188
SmallCap Value Fund II (a)	317,671	4,228
Small-MidCap Dividend Income Fund (a)	257,740	3,315
		$83,133

Principal Variable Contracts Funds, Inc. Class 1 - 62.44%
Bond & Mortgage Securities Account (a)	496,233	5,533
Diversified International Account (a)	1,008,571	13,938
Equity Income Account (a)	932,273	17,956
Government & High Quality Bond Account (a)	3,454,593	35,720
Income Account (a)	4,523,119	47,900
MidCap Account (a)	72,396	3,972
Short-Term Income Account (a)	5,060,525	13,056
		$138,075
TOTAL INVESTMENT COMPANIES		$221,208
Total Investments		$221,208
Liabilities in Excess of Other Assets, Net - (0.03)%		$(65)
TOTAL NET ASSETS - 100.00%		$221,143

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51 .63%
Domestic Equity Funds		35 .13%
International Equity Funds		8.26%
Specialty Funds		5.01%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		September 30, 2013 Shares	September 30, 2013 Cost
Blue Chip Fund	—	$—	295,237	$3,746	93		$1	295,144	$3,745
Bond & Mortgage Securities Account	207,346	2,431	461,067	5,409	172,180		1,930	496,233	5,796
Diversified International Account	978,402	10,479	81,990	1,122	51,821		708	1,008,571	10,899
Equity Income Account	930,939	10,910	60,677	1,163	59,343		1,125	932,273	11,050
Global Diversified Income Fund	344,703	4,586	66,298	929	11,390		164	399,611	5,352
Global Multi-Strategy Fund	337,817	3,407	180,519	1,921	—		—	518,336	5,328
Global Real Estate Securities Fund	202,717	1,476	1,775	15	75,750		651	128,742	916
Government & High Quality Bond	3,091,531	31,251	504,027	5,293	140,965		1,511	3,454,593	35,056
Account
High Yield Fund	682,527	4,400	344,877	2,685	53,501		423	973,903	6,684
Income Account	4,614,679	46,400	306,652	3,218	398,212		4,400	4,523,119	45,212
Inflation Protection Fund	385,083	3,269	159,600	1,466	544,683		4,693	—	—
International Emerging Markets	114,322	1,020	52,899	863	167,221		2,611	—	—
Account
International Emerging Markets Fund	—	—	141,244	3,324	5,326		130	135,918	3,195
LargeCap Blend Fund II	437,565	4,050	—	—	437,565		5,448	—	—
LargeCap Growth Account	515,585	5,457	50,174	964	565,759		11,303	—	—
LargeCap Growth Fund	—	—	1,042,863	11,182	9,733		108	1,033,130	11,075
LargeCap Growth Fund II	531,393	3,493	203	2	161,067		1,531	370,529	2,213
LargeCap Value Account	249,349	6,362	33,163	1,077	282,512		9,603	—	—
LargeCap Value Fund	—	—	1,170,012	15,228	—		—	1,170,012	15,228
LargeCap Value Fund III	383,515	4,167	—	—	383,515		5,077	—	—
MidCap Account	93,694	2,682	5,190	274	26,488		1,425	72,396	1,860
MidCap Growth Fund III	91,466	956	7,085	84	98,551		1,298	—	—
Preferred Securities Fund	435,754	2,903	32,993	345	33,234		348	435,513	2,942
Principal Capital Appreciation	445,019	7,546	—	—	445,019		12,545	—	—
Account
Principal Capital Appreciation Fund	—	—	227,704	11,510	33,660		1,700	194,044	9,809
Short-Term Income Account	4,383,617	10,861	678,313	1,771	1,405		4	5,060,525	12,628
SmallCap Growth Fund I	363,658	3,845	23,550	279	99,757		1,361	287,451	2,964
SmallCap Value Fund II	182,798	1,818	138,957	1,773	4,084		47	317,671	3,544
Small-MidCap Dividend Income Fund	265,449	2,632	8,242	103	15,951		185	257,740	2,566

		$176,401		$75,746			$70,330		$198,062

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—	$			—
Bond & Mortgage Securities Account		231			(114)				—
Diversified International Account		356			6				—
Equity Income Account		576			102				—
Global Diversified Income Fund		171			1				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		19			76				—
Government & High Quality Bond Account		1,369			23				—
High Yield Fund		267			22				—
Income Account		2,464			(6)				—
Inflation Protection Fund		—			(42)				—
International Emerging Markets Account		—			728				—
International Emerging Markets Fund		—			1				—
LargeCap Blend Fund II		—			1,398				—
LargeCap Growth Account		—			4,882				—
LargeCap Growth Fund		—			1				—
LargeCap Growth Fund II		—			249				—
LargeCap Value Account		—			2,164				—
LargeCap Value Fund		—			—				—
LargeCap Value Fund III		—			910				—
MidCap Account		81			329				193
MidCap Growth Fund III		—			258				—
Preferred Securities Fund		176			42				—
Principal Capital Appreciation Account		—			4,999				—
Principal Capital Appreciation Fund		—			(1)				—
Short-Term Income Account		241			—				—
SmallCap Growth Fund I		—			201				—
SmallCap Value Fund II		—			—				—
Small-MidCap Dividend Income Fund		62			16				—
		$6,013			$16,245	$			193
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Growth Portfolio September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.05%
Blue Chip Fund (a)	645,528	$8,347
Diversified Real Asset Fund (a)	330,379	3,974
Global Multi-Strategy Fund (a)	1,130,950	12,056
Global Real Estate Securities Fund (a)	211,192	1,808
High Yield Fund (a)	197,880	1,536
International Emerging Markets Fund (a)	324,587	7,741
LargeCap Growth Fund (a)	2,358,871	26,231
LargeCap Growth Fund II (a)	830,493	8,313
LargeCap Value Fund (a)	2,617,962	33,929
Preferred Securities Fund (a)	129,085	1,303
Principal Capital Appreciation Fund (a)	446,250	22,678
SmallCap Growth Fund I (a),(b)	670,160	9,764
SmallCap Value Fund II (a)	734,591	9,777
Small-MidCap Dividend Income Fund (a)	550,423	7,078
		$154,535

Principal Variable Contracts Funds, Inc. Class 1 - 40.94%
Diversified International Account (a)	2,284,891	31,577
Equity Income Account (a)	2,165,189	41,702
Government & High Quality Bond Account (a)	870,873	9,005
Income Account (a)	1,253,198	13,271
MidCap Account (a)	153,384	8,415
Short-Term Income Account (a)	1,226,364	3,164
		$107,134
TOTAL INVESTMENT COMPANIES		$261,669
Total Investments		$261,669
Other Assets in Excess of Liabilities, Net - 0.01%		$19
TOTAL NET ASSETS - 100.00%		$261,688

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .33%
International Equity Funds		15 .72%
Fixed Income Funds		10 .81%
Specialty Funds		6.13%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Blue Chip Fund	—	$—	645,581	$8,243	53	$—	645,528	$8,243
Diversified International Account	2,060,205	26,353	251,235	3,370	26,549	366	2,284,891	29,287
Diversified Real Asset Fund	371,781	4,161	20,885	252	62,287	746	330,379	3,672
Equity Income Account	2,249,257	25,543	100,359	1,921	184,427	3,439	2,165,189	25,117
Global Multi-Strategy Fund	652,798	6,596	478,196	5,091	44	—	1,130,950	11,687
Global Real Estate Securities Fund	397,766	2,928	3,701	31	190,275	1,623	211,192	1,514
Government & High Quality Bond	882,918	8,513	94,259	988	106,304	1,140	870,873	8,418
Account
High Yield Fund	223,237	1,475	24,264	191	49,621	387	197,880	1,296
Income Account	1,446,664	14,248	176,596	1,906	370,062	4,121	1,253,198	12,041
International Emerging Markets	262,116	3,917	29,842	482	291,958	4,560	—	—
Account
International Emerging Markets Fund	—	—	328,712	7,748	4,125	101	324,587	7,648
LargeCap Blend Fund II	845,835	7,954	8,576	97	854,411	10,728	—	—
LargeCap Growth Account	1,242,051	14,667	53,825	988	1,295,876	25,943	—	—
LargeCap Growth Fund	—	—	2,420,643	25,950	61,772	684	2,358,871	25,287
LargeCap Growth Fund II	1,065,036	6,638	14,127	127	248,670	2,474	830,493	4,920
LargeCap Value Account	477,996	12,352	34,253	1,090	512,249	17,474	—	—
LargeCap Value Fund	—	—	2,618,102	34,096	140	—	2,617,962	34,096
LargeCap Value Fund III	827,243	8,953	1,391	16	828,634	10,990	—	—
MidCap Account	202,505	6,465	9,981	527	59,102	3,332	153,384	4,777
MidCap Growth Fund III	106,475	1,118	18,396	216	124,871	1,682	—	—
Preferred Securities Fund	174,944	1,322	24,327	253	70,186	728	129,085	905
Principal Capital Appreciation	823,171	11,897	5,971	162	829,142	23,346	—	—
Account
Principal Capital Appreciation Fund	—	—	446,282	22,566	32	2	446,250	22,564
Short-Term Income Account	1,158,056	2,938	120,249	313	51,941	135	1,226,364	3,115
SmallCap Growth Fund I	853,024	8,768	310	5	183,174	2,540	670,160	6,785
SmallCap Value Fund II	418,928	4,089	320,980	4,221	5,317	62	734,591	8,250
Small-MidCap Dividend Income Fund	557,220	5,516	17,332	215	24,129	282	550,423	5,470

		$186,411		$121,065		$116,885		$225,092

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Diversified International Account		755			(70)			—
Diversified Real Asset Fund		—			5			—
Equity Income Account		1,278			1,092			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		38			178			—
Government & High Quality Bond Account		344			57			—
High Yield Fund		87			17			—
Income Account		659			8			—
International Emerging Markets Account		—			161			—
International Emerging Markets Fund		—			1			—
LargeCap Blend Fund II		—			2,677			—
LargeCap Growth Account		—			10,288			—
LargeCap Growth Fund		—			21			—
LargeCap Growth Fund II		—			629			—
LargeCap Value Account		—			4,032			—
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		—			2,021			—
MidCap Account		155			1,117			368
MidCap Growth Fund III		—			348			—
Preferred Securities Fund		68			58			—
Principal Capital Appreciation Account		—			11,287			—
Principal Capital Appreciation Fund		—			—			—
Short-Term Income Account		58			(1)			—
SmallCap Growth Fund I		—			552			—
SmallCap Value Fund II		—			2			—
Small-MidCap Dividend Income Fund		133			21			—
		$3,575			$34,501			$368
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Flexible Income Portfolio September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.66%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 32.18%
Blue Chip Fund (a)	175,802	$2,273
Global Diversified Income Fund (a)	749,463	10,395
Global Real Estate Securities Fund (a)	213,463	1,827
High Yield Fund (a)	1,521,296	11,806
International Emerging Markets Fund (a)	103,182	2,461
LargeCap Growth Fund (a)	833,103	9,264
LargeCap Value Fund (a)	809,419	10,490
Preferred Securities Fund (a)	814,148	8,215
Principal Capital Appreciation Fund (a)	91,701	4,660
SmallCap Growth Fund I (a),(b)	223,482	3,256
Small-MidCap Dividend Income Fund (a)	793,013	10,198
		$74,845

Principal Variable Contracts Funds, Inc. Class 1 - 67.48%
Bond & Mortgage Securities Account (a)	833,553	9,294
Diversified International Account (a)	490,775	6,783
Equity Income Account (a)	955,046	18,394
Government & High Quality Bond Account (a)	3,603,531	37,261
Income Account (a)	6,347,530	67,220
Short-Term Income Account (a)	6,988,730	18,031
		$156,983
TOTAL INVESTMENT COMPANIES		$231,828
Total Investments		$231,828
Other Assets in Excess of Liabilities, Net - 0.34%		$800
TOTAL NET ASSETS - 100.00%		$232,628

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65 .27%
Domestic Equity Funds		25 .16%
International Equity Funds		4.76%
Specialty Funds		4.47%
Other Assets in Excess of Liabilities, Net		0.34%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Blue Chip Fund	—	$—	175,802	$2,259	—	$—	175,802	$2,259
Bond & Mortgage Securities Account	727,233	8,508	173,670	2,013	67,350	767	833,553	9,715
Diversified International Account	560,411	5,762	36,595	490	106,231	1,459	490,775	4,907
Equity Income Account	894,366	10,661	102,945	1,982	42,265	789	955,046	11,913
Global Diversified Income Fund	784,736	10,439	42,198	592	77,471	1,105	749,463	9,976
Global Real Estate Securities Fund	411,337	3,040	5,165	44	203,039	1,738	213,463	1,516
Government & High Quality Bond	3,974,771	39,776	360,171	3,795	731,411	7,828	3,603,531	35,934
Account
High Yield Fund	1,056,936	6,947	489,921	3,838	25,561	202	1,521,296	10,584
Income Account	6,357,559	63,890	694,623	7,544	704,652	7,834	6,347,530	63,546
International Emerging Markets	57,204	464	21,998	361	79,202	1,238	—	—
Account
International Emerging Markets Fund	—	—	103,182	2,471	—	—	103,182	2,471
LargeCap Blend Fund II	306,867	2,846	—	—	306,867	3,775	—	—
LargeCap Growth Account	518,555	7,305	16,125	291	534,680	10,704	—	—
LargeCap Growth Fund	—	—	998,535	10,704	165,432	1,772	833,103	8,931
LargeCap Growth Fund II	372,411	2,258	—	—	372,411	3,562	—	—
LargeCap Value Account	164,249	4,201	26,595	864	190,844	6,510	—	—
LargeCap Value Fund	—	—	810,130	10,580	711	10	809,419	10,570
LargeCap Value Fund III	319,836	3,463	—	—	319,836	4,211	—	—
Preferred Securities Fund	1,124,821	7,607	118,267	1,260	428,940	4,396	814,148	5,076
Principal Capital Appreciation	194,359	3,325	7,322	186	201,681	5,728	—	—
Account
Principal Capital Appreciation Fund	—	—	113,308	5,728	21,607	1,097	91,701	4,635
Short-Term Income Account	6,708,296	16,382	869,270	2,275	588,836	1,533	6,988,730	17,112
SmallCap Growth Fund I	184,429	1,971	50,966	678	11,913	172	223,482	2,484
Small-MidCap Dividend Income Fund	596,236	5,925	211,846	2,636	15,069	189	793,013	8,377

		$204,770		$60,591		$66,619		$210,006

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Account		319			(39)			—
Diversified International Account		193			114			—
Equity Income Account		551			59			—
Global Diversified Income Fund		352			50			—
Global Real Estate Securities Fund		40			170			—
Government & High Quality Bond Account		1,481			191			—
High Yield Fund		442			1			—
Income Account		3,477			(54)			—
International Emerging Markets Account		—			413			—
International Emerging Markets Fund		—			—			—
LargeCap Blend Fund II		—			929			—
LargeCap Growth Account		—			3,108			—
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund II		—			1,304			—
LargeCap Value Account		—			1,445			—
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		—			748			—
Preferred Securities Fund		447			605			—
Principal Capital Appreciation Account		—			2,217			—
Principal Capital Appreciation Fund		—			4			—
Short-Term Income Account		349			(12)			—
SmallCap Growth Fund I		—			7			—
Small-MidCap Dividend Income Fund		163			5			—
		$7,814			$11,264			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Strategic Growth Portfolio September 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 70.17%
Blue Chip Fund (a)	596,056	$7,707
Global Real Estate Securities Fund (a)	293,765	2,515
International Emerging Markets Fund (a)	392,111	9,352
LargeCap Growth Fund (a)	2,961,553	32,932
LargeCap Growth Fund II (a)	770,835	7,716
LargeCap Value Fund (a)	2,629,374	34,077
Principal Capital Appreciation Fund (a)	378,997	19,260
SmallCap Growth Fund I (a),(b)	586,054	8,539
SmallCap Value Fund II (a)	584,952	7,786
Small-MidCap Dividend Income Fund (a)	423,108	5,441
		$135,325

Principal Variable Contracts Funds, Inc. Class 1 - 29.83%
Diversified International Account (a)	1,438,806	19,884
Equity Income Account (a)	1,803,747	34,740
MidCap Account (a)	53,145	2,916
		$57,540
TOTAL INVESTMENT COMPANIES		$192,865
Total Investments		$192,865
Liabilities in Excess of Other Assets, Net - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$192,859

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		83 .54%
International Equity Funds		16 .46%
Liabilities in Excess of Other Assets, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	September 30, 2013 Shares	September 30, 2013 Cost
Blue Chip Fund	—	$—	596,084	$7,582	28	$—	596,056	$7,582
Diversified International Account	1,735,737	21,838	122,323	1,634	419,254	5,749	1,438,806	16,759
Equity Income Account	1,568,014	18,590	288,083	5,558	52,350	968	1,803,747	23,415
Global Real Estate Securities Fund	593,530	4,321	5,633	48	305,398	2,645	293,765	2,090
Government & High Quality Bond	245,075	2,666	2,347	26	247,422	2,654	—	—
Account
International Emerging Markets	372,452	5,467	28,815	480	401,267	6,268	—	—
Account
International Emerging Markets Fund	—	—	392,111	9,353	—	—	392,111	9,353
LargeCap Blend Fund II	667,908	6,120	—	—	667,908	8,329	—	—
LargeCap Growth Account	1,285,357	16,438	105,823	1,920	1,391,180	27,851	—	—
LargeCap Growth Fund	—	—	2,961,685	31,778	132	2	2,961,553	31,776
LargeCap Growth Fund II	766,281	4,745	27,260	268	22,706	210	770,835	4,828
LargeCap Value Account	372,269	9,690	45,281	1,415	417,550	14,243	—	—
LargeCap Value Fund	—	—	2,630,668	34,367	1,294	17	2,629,374	34,350
LargeCap Value Fund III	596,039	6,327	—	—	596,039	7,868	—	—
MidCap Account	180,432	5,796	3,742	198	131,029	7,443	53,145	1,441
MidCap Growth Fund III	282,655	2,810	—	—	282,655	3,696	—	—
Principal Capital Appreciation	680,636	10,338	10,703	293	691,339	19,526	—	—
Account
Principal Capital Appreciation Fund	—	—	379,011	19,166	14	—	378,997	19,166
SmallCap Growth Fund I	857,297	8,924	1,350	19	272,593	3,800	586,054	5,954
SmallCap Value Fund II	430,303	4,077	167,691	2,202	13,042	150	584,952	6,143
Small-MidCap Dividend Income Fund	489,870	4,864	6,843	83	73,605	906	423,108	4,169

		$133,011		$116,390		$112,325		$167,026

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Diversified International Account		599			(964)			—
Equity Income Account		961			235			—
Global Real Estate Securities Fund		57			366			—
Government & High Quality Bond Account		—			(38)			—
International Emerging Markets Account		—			321			—
International Emerging Markets Fund		—			—			—
LargeCap Blend Fund II		—			2,209			—
LargeCap Growth Account		—			9,493			—
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund II		—			25			—
LargeCap Value Account		—			3,138			—
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		—			1,541			—
MidCap Account		58			2,890			137
MidCap Growth Fund III		—			886			—
Principal Capital Appreciation Account		—			8,895			—
Principal Capital Appreciation Fund		—			—			—
SmallCap Growth Fund I		—			811			—
SmallCap Value Fund II		—			14			—
Small-MidCap Dividend Income Fund		112			128			—
		$1,787			$29,950			$137
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS- 95.38%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Agriculture - 1.08%			Banks (continued)
Cargill Inc			JP Morgan Chase Bank NA
1.90%, 03/01/2017(a)	$500	$503	0.58%, 06/13/2016(b)	$1,000	$989
6.00%, 11/27/2017(a)	2,000	2,305	5.88%, 06/13/2016	3,000	3,345
		$2,808	6.00%, 10/01/2017	1,750	2,002
			KeyBank NA/Cleveland OH
Automobile Asset Backed Securities - 5.67%			7.41%, 10/15/2027	3,750	4,091
American Credit Acceptance Receivables			Morgan Stanley
Trust			0.72%, 10/18/2016(b)	3,000	2,951
1.64%, 11/15/2016(a),(b)	899	898
			6.00%, 05/13/2014	2,000	2,061
AmeriCredit Automobile Receivables Trust			PNC Bank NA
2013-1			0.57%, 01/28/2016(b)	250	250
0.49%, 06/08/2016	1,080	1,079	4.88%, 09/21/2017	1,700	1,886
AmeriCredit Automobile Receivables Trust			6.00%, 12/07/2017	980	1,135
2013-3			SunTrust Bank/Atlanta GA
0.68%, 10/11/2016(b)	1,000	1,000
			0.55%, 08/24/2015(b)	1,700	1,682
Capital Auto Receivables Asset Trust / Ally			7.25%, 03/15/2018	1,500	1,791
0.47%, 07/20/2014(b)	2,500	2,498
			Wachovia Bank NA
CPS Auto Receivables Trust 2013-A			0.65%, 11/03/2014(b)	750	752
1.31%, 06/15/2020(a),(b)	2,007	2,001
			4.88%, 02/01/2015	1,500	1,579
CPS Auto Receivables Trust 2013-B			6.00%, 11/15/2017	500	576
1.82%, 09/15/2020(a),(b)	1,355	1,352
			Wells Fargo Bank NA
CPS Auto Trust			5.75%, 05/16/2016	1,750	1,953
1.59%, 03/16/2020(a)	512	512
1.62%, 04/16/2018(a)	1,000	998			$48,407
Ford Credit Auto Owner Trust			Beverages - 1.62%
0.40%, 09/15/2015	1,127	1,127	PepsiCo Inc
Santander Drive Auto Receivables Trust 2013-			0.75%, 03/05/2015	1,000	1,003
1			SABMiller Holdings Inc
0.48%, 02/16/2016	1,035	1,034	0.95%, 08/01/2018(a),(b)	500	503
Santander Drive Auto Receivables Trust 2013-			1.85%, 01/15/2015(a)	1,000	1,013
2			SABMiller PLC
0.47%, 03/15/2016(b)	2,319	2,318	6.50%, 07/01/2016(a)	1,500	1,706
		$14,817			$4,225
Automobile Floor Plan Asset Backed Securities - 4.02%			Biotechnology - 0.58%
Ally Master Owner Trust			Amgen Inc
0.63%, 04/15/2018(b)	2,500	2,494	2.13%, 05/15/2017	750	761
CNH Wholesale Master Note Trust			Gilead Sciences Inc
0.78%, 08/15/2019(a),(b)	1,250	1,250	2.40%, 12/01/2014	750	766
Ford Credit Floorplan Master Owner Trust A					$1,527
0.56%, 01/15/2018(b)	2,000	1,998
Nissan Master Owner Trust Receivables			Chemicals - 0.79%
0.48%, 02/15/2018(b)	2,000	2,000	Airgas Inc
World Omni Master Owner Trust			3.25%, 10/01/2015	2,000	2,076
0.53%, 02/15/2018(a),(b)	2,750	2,749
		$10,491	Commercial Services - 0.31%
			ERAC USA Finance LLC
Automobile Manufacturers - 0.39%			5.60%, 05/01/2015(a)	750	802
Daimler Finance North America LLC
1.88%, 09/15/2014(a)	1,000	1,011
			Computers - 0.18%
			Apple Inc
Banks- 18.53%			1.00%, 05/03/2018	500	482
Bank of America NA
0.53%, 06/15/2016(b)	1,500	1,467
5.30%, 03/15/2017	4,000	4,408	Diversified Financial Services - 7.39%
Branch Banking & Trust Co			Caterpillar Financial Services Corp
0.56%, 05/23/2017(b)	1,750	1,726	2.05%, 08/01/2016	500	514
Citigroup Inc			Ford Motor Credit Co LLC
4.75%, 05/19/2015	1,250	1,323	3.98%, 06/15/2016	1,700	1,796
6.00%, 12/13/2013	2,000	2,022	General Electric Capital Corp
6.13%, 11/21/2017	2,000	2,300	0.46%, 05/11/2016(b)	2,750	2,727
Commonwealth Bank of Australia			0.92%, 07/12/2016(b)	3,000	3,011
3.75%, 10/15/2014(a)	1,750	1,807	5.63%, 09/15/2017	500	570
Goldman Sachs Group Inc/The			Jefferies Group LLC
0.67%, 07/22/2015(b)	2,050	2,039	3.88%, 11/09/2015	1,500	1,563
HSBC Bank PLC			MassMutual Global Funding II
3.10%, 05/24/2016(a)	375	394	2.30%, 09/28/2015(a)	2,250	2,318
3.50%, 06/28/2015(a)	2,500	2,615	2.88%, 04/21/2014(a)	1,000	1,015
ING Bank NV			Murray Street Investment Trust I
2.38%, 06/09/2014(a)	1,250	1,263	4.65%, 03/09/2017(b)	3,750	3,999

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Home Equity Asset Backed Securities (continued)
Toyota Motor Credit Corp			Mastr Asset Backed Securities Trust 2005-
1.75%, 05/22/2017	$750	$757	FRE1
2.05%, 01/12/2017	1,000	1,023	0.43%, 10/25/2035(b)	$151	$150
		$19,293	New Century Home Equity Loan Trust 2005-
			3
Electric - 4.08%			0.66%, 07/25/2035(b)	4,500	4,430
LG&E and KU Energy LLC			RAMP Series 2005-EFC2 Trust
2.13%, 11/15/2015	1,000	1,021	0.65%, 07/25/2035(b)	332	326
Nisource Finance Corp			RASC Series 2003-KS10 Trust
5.25%, 09/15/2017	1,000	1,114	4.47%, 03/25/2032	566	580
PPL Energy Supply LLC			RASC Series 2005-EMX4 Trust
5.70%, 10/15/2035	1,400	1,489	0.52%, 11/25/2035(b)	325	324
6.20%, 05/15/2016	400	441	Soundview Home Loan Trust 2005-CTX1
Public Service Co of New Mexico			0.60%, 11/25/2035(b)	750	726
7.95%, 05/15/2018	2,500	3,009	Structured Asset Securities Corp Mortgage
Southern Co/The			Loan Trust Series 2005-GEL4
2.45%, 09/01/2018	1,000	1,010	0.80%, 08/25/2035(b)	194	184
TransAlta Corp			Terwin Mortgage Trust 2005-2HE
6.65%, 05/15/2018	2,250	2,571	0.94%, 01/25/2035(a),(b)	82	81
		$10,655	Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 4.58%			Securities 2004-2 Trust
Fannie Mae			0.60%, 10/25/2034(b)	53	51
0.50%, 03/30/2016	3,000	2,993	5.00%, 10/25/2034	2,646	2,629
0.88%, 02/08/2018	3,000	2,933	5.00%, 10/25/2034	79	80
1.13%, 04/27/2017	3,000	3,010	Wells Fargo Home Equity Asset-Backed
Freddie Mac			Securities 2005-2 Trust
0.63%, 12/29/2014	3,000	3,015	0.59%, 11/25/2035(b)	1,000	990
		$11,951			$17,343
Food- 0.79%			Insurance - 5.00%
Ingredion Inc			Aspen Insurance Holdings Ltd
3.20%, 11/01/2015	1,000	1,039	6.00%, 08/15/2014	1,000	1,041
Tesco PLC			Berkshire Hathaway Finance Corp
2.00%, 12/05/2014(a)	1,000	1,013	1.50%, 01/10/2014	500	502
		$2,052	1.60%, 05/15/2017	2,000	2,017
			Berkshire Hathaway Inc
Gas- 0.40%			2.20%, 08/15/2016	1,000	1,037
Florida Gas Transmission Co LLC			Metropolitan Life Global Funding I
4.00%, 07/15/2015(a)	1,000	1,049	5.13%, 06/10/2014(a)	1,760	1,816
			New York Life Global Funding
			2.45%, 07/14/2016(a)	2,000	2,070
Home Equity Asset Backed Securities - 6.64%			3.00%, 05/04/2015(a)	500	519
ABFC 2005-WMC1 Trust
0.84%, 06/25/2035(b)	1,314	1,291	Prudential Covered Trust 2012-1
			3.00%, 09/30/2015(a)	3,938	4,061
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2					$13,063
0.85%, 04/25/2035(b)	73	73
0.90%, 04/25/2035(b)	536	525	Iron & Steel - 0.39%
			ArcelorMittal
ACE Securities Corp Home Equity Loan Trust			4.25%, 03/01/2016	1,000	1,026
Series 2005-WF1
0.52%, 05/25/2035(b)	701	680
Asset Backed Securities Corp Home Equity			Machinery - Construction & Mining - 0.38%
Loan Trust Series OOMC 2005-HE6			Caterpillar Inc
0.69%, 07/25/2035(b)	900	886	1.50%, 06/26/2017	1,000	995
Bayview Financial Acquisition Trust
0.81%, 05/28/2044(b)	603	593
5.66%, 12/28/2036(b)	63	63	Manufactured Housing Asset Backed Securities - 0.04%
			Green Tree Financial Corp
Bear Stearns Asset Backed Securities I Trust			7.70%, 09/15/2026	65	71
2006-PC1			Mid-State Trust IV
0.51%, 12/25/2035(b)	854	839
			8.33%, 04/01/2030	20	20
Home Equity Asset Trust 2005-2					$91
0.90%, 07/25/2035(b)	360	357
Home Equity Asset Trust 2005-4			Media- 0.57%
0.65%, 10/25/2035(b)	1,000	887	NBCUniversal Enterprise Inc
JP Morgan Mortgage Acquisition Corp 2005-			0.81%, 04/15/2016(a),(b)	500	503
FLD1			Walt Disney Co/The
0.67%, 07/25/2035(b)	236	236	1.13%, 02/15/2017	1,000	996
JP Morgan Mortgage Acquisition Corp 2005-					$1,499
OPT1
0.63%, 06/25/2035(b)	369	362

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining - 0.59%			Mortgage Backed Securities (continued)
Teck Resources Ltd			Prime Mortgage Trust 2005-2
5.38%, 10/01/2015	$500	$539	5.25%, 07/25/2020(b)	$428	$432
Xstrata Finance Canada Ltd			RALI Series 2003-QS23 Trust
2.45%, 10/25/2017(a)	1,000	994	5.00%, 12/26/2018	731	745
		$1,533	RALI Series 2004-QS3 Trust
			5.00%, 03/25/2019	207	215
Mortgage Backed Securities - 9.76%			Sequoia Mortgage Trust 2013-4
Adjustable Rate Mortgage Trust 2004-2			1.55%, 04/25/2043(b)	2,175	2,089
1.32%, 02/25/2035(b)	50	50
			Sequoia Mortgage Trust 2013-8
Alternative Loan Trust 2004-J8			2.25%, 06/25/2043(b)	1,465	1,498
6.00%, 02/25/2017	97	98	Springleaf Mortgage Loan Trust
Banc of America Alternative Loan Trust 2003-			1.27%, 06/25/2058(a),(b)	2,290	2,250
10			Springleaf Mortgage Loan Trust 2012-2
5.00%, 12/25/2018	355	365	2.22%, 10/25/2057(a)	1,703	1,708
Banc of America Funding 2004-3 Trust			Springleaf Mortgage Loan Trust 2012-3
4.75%, 09/25/2019	244	251	1.57%, 12/25/2059(a),(b)	1,948	1,929
Banc of America Mortgage Trust 2004-8			Springleaf Mortgage Loan Trust 2013-2
5.25%, 10/25/2019	99	102	1.78%, 12/25/2065(a)	954	949
Banc of America Mortgage Trust 2005-2			WaMu Mortgage Pass-Through Certificates
5.00%, 03/25/2020	36	36	Series 2003-S8 Trust
Banc of America Mortgage Trust 2005-7			5.00%, 09/25/2018	80	83
5.00%, 08/25/2020	64	65			$25,501
Cendant Mortgage Capital LLC CDMC
Mortgage Pass Through Ce Se 04 3			Oil & Gas - 5.62%
4.90%, 06/25/2034(b)	33	33	BP Capital Markets PLC
CHL Mortgage Pass-Through Trust 2003-28			1.85%, 05/05/2017	500	504
4.50%, 08/25/2033	64	64	3.13%, 10/01/2015	1,000	1,046
CHL Mortgage Pass-Through Trust 2004-19			3.63%, 05/08/2014	2,000	2,039
5.25%, 10/25/2034	79	79	Chevron Corp
CHL Mortgage Pass-Through Trust 2004-J1			1.72%, 06/24/2018	1,300	1,296
4.50%, 01/25/2019(b)	139	141	Ensco PLC
CHL Mortgage Pass-Through Trust 2004-J7			3.25%, 03/15/2016	1,750	1,827
5.00%, 09/25/2019	222	228	Petrobras International Finance Co
Countrywide Asset-Backed Certificates			3.88%, 01/27/2016	750	774
0.46%, 11/25/2035(b)	43	42	Phillips 66
Credit Suisse First Boston Mortgage Securities			2.95%, 05/01/2017	1,500	1,553
Corp			Shell International Finance BV
1.14%, 05/25/2034(b)	114	109	3.10%, 06/28/2015	1,500	1,567
5.00%, 09/25/2019	50	49	Total Capital Canada Ltd
5.00%, 10/25/2019	259	262	0.65%, 01/15/2016(b)	750	753
Freddie Mac REMICS			Total Capital International SA
0.63%, 06/15/2023(b)	7	7	1.55%, 06/28/2017	1,500	1,508
Ginnie Mae			Total Capital SA
0.62%, 07/16/2054(b)	9,919	605	3.00%, 06/24/2015	1,750	1,821
0.70%, 08/16/2051(b)	11,853	788			$14,688
0.87%, 02/16/2053(b)	17,182	1,317
0.92%, 03/16/2052(b)	9,943	844	Oil & Gas Services - 0.81%
0.93%, 01/01/2055(b)	4,971	339	Schlumberger Investment SA
			1.95%, 09/14/2016(a)	1,000	1,022
0.95%, 10/16/2054(b)	6,493	404
1.01%, 01/16/2055(b)	7,956	527	Weatherford International Ltd/Bermuda
1.03%, 09/16/2054(b)	4,970	346	5.50%, 02/15/2016	1,000	1,083
1.03%, 02/16/2055(b)	9,932	578			$2,105
1.06%, 03/16/2049(b)	14,689	1,012	Other Asset Backed Securities - 5.88%
1.14%, 08/16/2042(b)	15,533	1,266	Ameriquest Mortgage Securities Inc Asset-
1.16%, 06/16/2045(b)	12,744	1,052	Backed Pass-Through Ctfs Ser 2004-R11
1.41%, 12/16/2036(b)	4,595	411	0.48%, 11/25/2034(b)	92	92
4.50%, 08/20/2032	57	60	Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-S1			Backed Pass-Through Ctfs Ser 2005-R1
5.00%, 09/25/2034	761	784	0.63%, 03/25/2035(b)	852	839
JP Morgan Resecuritization Trust Series 2010-			Ameriquest Mortgage Securities Inc Asset-
4			Backed Pass-Through Ctfs Ser 2005-R6
2.68%, 10/26/2036(a),(b)	333	336	0.38%, 08/25/2035(b)	128	125
MASTR Alternative Loan Trust 2003-9			Carrington Mortgage Loan Trust Series 2005-
6.50%, 01/25/2019	178	187	FRE1
MASTR Asset Securitization Trust			0.46%, 12/25/2035(b)	205	203
5.25%, 12/25/2033	500	503	Carrington Mortgage Loan Trust Series 2005-
MASTR Asset Securitization Trust 2004-11			NC4
5.00%, 12/25/2019	53	55	0.58%, 09/25/2035(b)	426	418
MASTR Asset Securitization Trust 2004-9			Citigroup Mortgage Loan Trust Inc
5.00%, 09/25/2019	204	208	0.61%, 07/25/2035(b)	146	144

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			REITS (continued)
CNH Equipment Trust 2012-D			Health Care REIT Inc (continued)
0.45%, 04/15/2016	$2,000	$2,000	6.00%, 11/15/2013	$500	$503
Countrywide Asset-Backed Certificates			Healthcare Realty Trust Inc
0.63%, 08/25/2035(b)	1,179	1,170	6.50%, 01/17/2017	750	842
0.64%, 10/25/2035(b)	204	203	Nationwide Health Properties Inc
Credit-Based Asset Servicing and			6.00%, 05/20/2015	500	540
Securitization LLC					$4,794
5.06%, 07/25/2035(b)	905	927
FFMLT Trust 2005-FF2			Savings & Loans - 0.00%
0.84%, 03/25/2035(b)	164	164	Washington Mutual Bank / Henderson NV
			0.00%, 01/15/2013(c),(d)	200	—
Fieldstone Mortgage Investment Trust Series
2005-1
1.26%, 03/25/2035(b)	734	706	Semiconductors - 0.38%
First Franklin Mortgage Loan Trust 2005-FF4			Samsung Electronics America Inc
0.61%, 05/25/2035(b)	322	316	1.75%, 04/10/2017(a)	1,000	998
First Franklin Mortgage Loan Trust 2005-FF9
0.46%, 10/25/2035(b)	142	142
GE Equipment Small Ticket LLC Series 2013-			Student Loan Asset Backed Securities - 1.36%
1			SLC Private Student Loan Trust 2010-B
			3.68%, 07/15/2042(a),(b)	681	709
0.73%, 01/25/2016(a),(b)	1,000	1,001
Green Tree Home Improvement Loan Trust			SLM Private Credit Student Loan Trust 2002-
7.45%, 09/15/2025	2	2	A
			0.80%, 12/16/2030(b)	1,084	1,050
JP Morgan Mortgage Acquisition Corp 2005-
OPT2			SLM Private Education Loan Trust 2013-1
			0.78%, 08/15/2022(a),(b)	876	870
0.47%, 12/25/2035(b)	600	571
Mastr Specialized Loan Trust			SLM Private Education Loan Trust 2013-B
			0.83%, 07/15/2022(a),(b)	679	676
1.43%, 11/25/2034(a),(b)	336	324
Merrill Lynch Mortgage Investors Trust Series			SLM Student Loan Trust
			1.03%, 01/15/2017(a),(b)	250	250
2005-FM1
0.56%, 05/25/2036(b)	635	624			$3,555
PFS Financing Corp			Telecommunications - 2.34%
0.68%, 04/17/2017(a),(b)	1,250	1,246	AT&T Inc
0.73%, 02/15/2018(a),(b)	2,000	1,987	0.65%, 02/12/2016(b)	1,000	998
Saxon Asset Securities Trust 2005-3			2.50%, 08/15/2015	1,000	1,030
0.55%, 11/25/2035(b)	535	523	2.95%, 05/15/2016	1,000	1,046
Securitized Asset Backed Receivables LLC			Verizon Communications Inc
Trust 2006-OP1			2.00%, 09/14/2018(b)	500	526
0.48%, 10/25/2035(b)	39	38	3.65%, 09/14/2018	500	527
Springleaf Funding Trust 2013-A			Vodafone Group PLC
2.58%, 09/15/2021(a),(b)	1,250	1,243	0.65%, 02/19/2016(b)	1,000	1,000
Wachovia Mortgage Loan Trust Series 2005-			1.63%, 03/20/2017	1,000	994
WMC1					$6,121
0.55%, 10/25/2035(b)	361	356
		$15,364	Trucking & Leasing - 0.98%
			Penske Truck Leasing Co Lp / PTL Finance
Pharmaceuticals - 1.52%			Corp
AbbVie Inc			2.50%, 03/15/2016(a)	1,000	1,018
1.20%, 11/06/2015	2,500	2,509	3.13%, 05/11/2015(a)	1,500	1,544
Merck & Co Inc					$2,562
1.10%, 01/31/2018	1,500	1,466	TOTAL BONDS		$249,140
		$3,975	U.S. GOVERNMENT & GOVERNMENT	Principal
Pipelines - 0.33%			AGENCY OBLIGATIONS - 0.41%	Amount (000's) Value (000's)
DCP Midstream LLC			Federal Home Loan Mortgage Corporation (FHLMC) -
5.38%, 10/15/2015(a)	810	870	0.03%
			2.26%, 11/01/2021(b)	$2	$2
			2.39%, 09/01/2035(b)	64	68
Real Estate - 0.54%			6.00%, 05/01/2017	19	20
WEA Finance LLC			9.50%, 08/01/2016	2	2
7.13%, 04/15/2018(a)	500	595
					$92
WEA Finance LLC / WT Finance Aust Pty
Ltd			Federal National Mortgage Association (FNMA) - 0.25%
5.75%, 09/02/2015(a)	750	816	2.00%, 04/01/2033(b)	200	212
		$1,411	2.30%, 11/01/2022(b)	1	1
			2.31%, 02/01/2037(b)	96	102
REITS- 1.84%			2.35%, 07/01/2034(b)	81	86
BioMed Realty LP			2.35%, 08/01/2034(b)	30	32
3.85%, 04/15/2016	1,000	1,048	2.36%, 01/01/2035(b)	11	11
Health Care REIT Inc			2.41%, 11/01/2032(b)	11	11
3.63%, 03/15/2016	750	787	2.42%, 02/01/2035(b)	10	11
5.88%, 05/15/2015	1,000	1,074	2.53%, 12/01/2032(b)	49	52

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2013 (unaudited)

				(a)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) (continued)				period, the value of these securities totaled $61,462 or 23.53% of net
2.63%, 12/01/2033(b)	$30	$30		assets.
2.63%, 01/01/2035(b)	51	54		(b) Variable Rate. Rate shown is in effect at September 30, 2013.
4.22%, 11/01/2035(b)	3	4		(c) Non-Income Producing Security
5.60%, 04/01/2019(b)	2	1		(d) Fair value of these investments is determined in good faith by the
8.00%, 05/01/2027	32	35		Manager under procedures established and periodically reviewed by the
8.50%, 11/01/2017	2	2		Board of Directors. At the end of the period, the fair value of these
		$644		securities totaled $0 or 0.00% of net assets.
Government National Mortgage Association (GNMA) -
0.02%
9.00%, 12/15/2020	3	4		Portfolio Summary (unaudited)
9.00%, 04/20/2025	1	1		Sector	Percent
10.00%, 02/15/2025	2	2		Financial	34 .99%
10.00%, 12/15/2020	1	1		Asset Backed Securities	23 .61%
11.00%, 12/15/2015	1	1		Mortgage Securities	10 .07%
10.00%, 04/15/2025	1	1		Energy	6.76%
10.00%, 06/15/2020	8	9		Consumer, Non-cyclical	5.90%
10.00%, 09/15/2018	3	3		Government	4.68%
10.00%, 09/15/2018	2	2		Utilities	4.48%
10.00%, 05/15/2020	6	6		Communications	2.91%
10.00%, 02/15/2019	22	22		Basic Materials	1.77%
		$52		Industrial	1.36%
U.S. Treasury - 0.11%				Technology	0.56%
0.13%, 12/31/2013	275	275		Consumer, Cyclical	0.39%
				Other Assets in Excess of Liabilities, Net	2.52%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				TOTAL NET ASSETS	100.00%
OBLIGATIONS		$1,063
	Maturity
REPURCHASE AGREEMENTS - 1.69%	Amount (000's)	Value(000	's)
Banks- 1.69%
Investment in Joint Trading Account; Barclays $	1,274	$1,274
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,297,474; 0.63% - 2.50%;
dated 03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	890	890
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $908,231; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	351	351
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $358,103; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	1,147	1,147
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,169,572; 0.00% - 5.50%;
dated 03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	763	763
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $778,484; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$4,425
TOTAL REPURCHASE AGREEMENTS		$4,425
Total Investments		$254,628
Other Assets in Excess of Liabilities, Net - 2.52%		$6,591
TOTAL NET ASSETS - 100.00%		$261,219

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2013 (unaudited)

COMMON STOCKS - 98.42%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Aerospace & Defense - 0.93%				Commercial Services (continued)
Esterline Technologies Corp (a)	6,890	$550		RPX Corp (a)	12,734	$223
				Team Health Holdings Inc (a)	9,980	379
Airlines - 0.33%				Towers Watson & Co	5,330	570
US Airways Group Inc (a)	10,340	196		Viad Corp	3,280	82
						$3,504
Apparel - 0.95%				Computers - 4.32%
				CACI International Inc (a)	5,690	393
Skechers U.S.A. Inc (a)	18,130	564
				Manhattan Associates Inc (a)	10,170	971
				Netscout Systems Inc (a)	24,440	625
Automobile Parts & Equipment - 0.62%				Syntel Inc	5,280	423
Tower International Inc (a)	18,490	370		Violin Memory Inc (a)	21,290	156
						$2,568
Banks - 7.48%				Consumer Products - 1.12%
Banner Corp	7,162	273		Prestige Brands Holdings Inc (a)	22,040	664
BBCN Bancorp Inc	23,492	323
First Interstate Bancsystem Inc	9,620	232
First of Long Island Corp/The	2,390	93		Diversified Financial Services - 1.70%
FirstMerit Corp	27,760	603		Medley Capital Corp	17,240	238
Glacier Bancorp Inc	12,147	300		Nelnet Inc	3,738	144
				Piper Jaffray Cos (a)	5,530	189
Hanmi Financial Corp	20,700	343
Sterling Financial Corp/WA	3,750	108		Waddell & Reed Financial Inc	8,512	438
Susquehanna Bancshares Inc	63,040	791				$1,009
Umpqua Holdings Corp	24,320	395		Electric - 2.67%
Webster Financial Corp	23,960	612		Avista Corp	15,636	413
WesBanco Inc	6,800	202		NRG Yield Inc (a)	12,030	364
Western Alliance Bancorp (a)	8,886	168
				UNS Energy Corp	17,414	812
		$4,443				$1,589
Biotechnology - 4.45%				Electrical Components & Equipment - 1.52%
Acceleron Pharma Inc (a)	1,580	35
Alnylam Pharmaceuticals Inc (a)	2,230	143		EnerSys Inc	14,880	902
Ariad Pharmaceuticals Inc (a)	9,660	178
Astex Pharmaceuticals Inc (a)	6,689	57		Electronics - 2.79%
BIND Therapeutics Inc (a)	12,004	169		FEI Co	8,960	786
Bluebird Bio Inc (a)	1,958	53		Fluidigm Corp (a)	3,178	70
Cambrex Corp (a)	5,590	74		Stoneridge Inc (a)	14,800	160
Cellular Dynamics International Inc (a)	12,555	231		Taser International Inc (a)	42,910	640
Cubist Pharmaceuticals Inc (a)	1,610	102				$1,656
Cytokinetics Inc (a)	12,869	97
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	5		Energy - Alternate Sources - 0.70%
Epizyme Inc (a)	1,612	65		Pattern Energy Group Inc	17,670	414
Exact Sciences Corp (a)	11,747	139
Foundation Medicine Inc (a)	3,100	123		Engineering & Construction - 1.97%
Insmed Inc (a)	7,550	118		AECOM Technology Corp (a)	14,021	438
Marrone Bio Innovations Inc (a)	4,900	82		EMCOR Group Inc	18,720	733
Medicines Co/The (a)	7,750	260				$1,171
NewLink Genetics Corp (a)	2,860	54
NPS Pharmaceuticals Inc (a)	9,150	291		Food - 0.58%
				Sprouts Farmers Market Inc (a)	7,730	343
RTI Surgical Inc (a)	34,328	128
Seattle Genetics Inc (a)	3,850	169
Sunesis Pharmaceuticals Inc (a)	14,600	72		Gas - 0.56%
		$2,645		Southwest Gas Corp	6,610	331
Building Materials - 2.12%
Eagle Materials Inc	2,740	199		Healthcare - Products - 1.71%
Lennox International Inc	6,910	520		Cantel Medical Corp	5,616	179
PGT Inc (a)	18,542	184		Cynosure Inc (a)	8,382	191
Trex Co Inc (a)	7,200	356		DexCom Inc (a)	6,220	176
		$1,259		Insulet Corp (a)	5,670	205
				LipoScience Inc (a)	6,990	35
Chemicals - 1.42%				STAAR Surgical Co (a)	6,900	93
Axiall Corp	3,350	127		Symmetry Medical Inc (a)	16,490	135
Landec Corp (a)	5,930	72
OM Group Inc (a)	19,100	645				$1,014
		$844		Healthcare - Services - 3.73%
				Centene Corp (a)	7,130	456
Commercial Services - 5.90%				Envision Healthcare Holdings Inc (a)	15,900	414
ABM Industries Inc	16,720	445		Gentiva Health Services Inc (a)	6,280	76
Huron Consulting Group Inc (a)	8,260	435
(a)				HealthSouth Corp	28,270	975
Korn/Ferry International	27,800	595		Magellan Health Services Inc (a)	4,878	292
PAREXEL International Corp (a)	15,440	775
						$2,213

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Home Builders - 0.65%				Publicly Traded Investment Fund - 0.23%
KB Home	21,310	$384		THL Credit Inc	8,690	$136
Insurance - 3.68%				REITS- 4.95%
American Equity Investment Life Holding Co	46,396	985		American Assets Trust Inc	5,700	174
Argo Group International Holdings Ltd	4,930	211		CapLease Inc	19,410	165
CNO Financial Group Inc	39,610	570		CBL & Associates Properties Inc	15,230	291
Horace Mann Educators Corp	14,840	421		Extra Space Storage Inc	8,230	377
		$2,187		First Industrial Realty Trust Inc	46,660	759
				RLJ Lodging Trust	33,300	782
Internet - 2.32%				Starwood Property Trust Inc	16,270	390
CDW Corp/DE (a)	28,128	642
FireEye Inc (a)	2,490	103				$2,938
IntraLinks Holdings Inc (a)	23,480	207		Retail - 10.02%
Overstock.com Inc (a)	4,350	129		ANN Inc (a)	22,030	798
Stamps.com Inc (a)	3,310	152		Brown Shoe Co Inc	30,400	713
Travelzoo Inc (a)	5,490	146		Conn's Inc (a)	14,680	735
		$1,379		Haverty Furniture Cos Inc	11,400	280
				Kirkland's Inc (a)	6,021	111
Machinery - Construction & Mining - 0.65%				Office Depot Inc (a)	176,206	851
Terex Corp (a)	11,460	385
				Pacific Sunwear of California Inc (a)	43,990	132
				Red Robin Gourmet Burgers Inc (a)	7,624	542
Machinery - Diversified - 1.12%				Rite Aid Corp (a)	192,990	919
Albany International Corp	4,302	154		Stein Mart Inc	15,921	218
Wabtec Corp/DE	8,160	513		Susser Holdings Corp (a)	8,900	473
		$667		Wendy's Co/The	20,900	177
						$5,949
Media - 0.36%
Cumulus Media Inc (a)	40,498	215		Savings & Loans - 0.93%
				Oritani Financial Corp	15,312	252
				Provident Financial Services Inc	18,550	301
Metal Fabrication & Hardware - 1.19%						$553
Mueller Industries Inc	4,080	227
Worthington Industries Inc	13,980	482		Semiconductors - 1.19%
		$709		Entegris Inc (a)	60,440	614
				IXYS Corp	9,957	96
Mining - 0.87%						$710
US Silica Holdings Inc	20,800	518
				Software - 7.46%
				Acxiom Corp (a)	29,010	824
Miscellaneous Manufacturing - 1.31%				Advent Software Inc	17,375	552
Crane Co	12,590	776		Aspen Technology Inc (a)	25,020	864
				Blackbaud Inc	9,510	371
Oil & Gas - 4.71%				CommVault Systems Inc (a)	9,210	809
Carrizo Oil & Gas Inc (a)	10,520	392		MedAssets Inc (a)	9,510	242
EPL Oil & Gas Inc (a)	20,290	753		Rocket Fuel Inc (a)	2,219	119
Kodiak Oil & Gas Corp (a)	60,090	725		SYNNEX Corp (a)	10,550	648
Penn Virginia Corp (a)	61,380	408				$4,429
Western Refining Inc	17,340	521
		$2,799		Telecommunications - 3.41%
				ARRIS Group Inc (a)	36,819	628
Oil & Gas Services - 1.51%				Consolidated Communications Holdings Inc	8,519	147
Flotek Industries Inc (a)	18,037	415		Plantronics Inc	13,190	607
Hornbeck Offshore Services Inc (a)	8,410	483		RF Micro Devices Inc (a)	113,910	643
		$898				$2,025
Pharmaceuticals - 2.86%				Textiles - 0.45%
Achillion Pharmaceuticals Inc (a)	18,080	55		G&K Services Inc	4,389	265
Agios Pharmaceuticals Inc (a)	1,581	44
Alkermes PLC (a)	2,320	78
Aratana Therapeutics Inc (a)	13,781	225		Transportation - 0.98%
Array BioPharma Inc (a)	53,790	335		Gulfmark Offshore Inc	11,480	584
Clovis Oncology Inc (a)	1,670	101
KaloBios Pharmaceuticals Inc (a)	15,920	72		TOTAL COMMON STOCKS		$58,452
Keryx Biopharmaceuticals Inc (a)	15,230	154			Maturity
Medivation Inc (a)	1,940	116		REPURCHASE AGREEMENTS - 0.97%	Amount (000's)	Value(000's)
Onyx Pharmaceuticals Inc (a)	1,750	218		Banks- 0.97%
Orexigen Therapeutics Inc (a)	19,340	119		Investment in Joint Trading Account; Barclays $	166	$166
Pharmacyclics Inc (a)	990	137		Bank Repurchase Agreement; 0.06% dated
Vanda Pharmaceuticals Inc (a)	3,951	43		09/30/2013 maturing 10/01/2013
		$1,697		(collateralized by US Government
				Securities; $169,319; 0.63% - 2.50%; dated
				03/31/15 - 07/15/16)

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Credit	$116	$116
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $118,523; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	46	46
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $46,732; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	150	150
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $152,628; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	100	99
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $101,592; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$577
TOTAL REPURCHASE AGREEMENTS		$577
Total Investments		$59,029
Other Assets in Excess of Liabilities, Net - 0.61%		$364
TOTAL NET ASSETS - 100.00%		$59,393

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $5 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .35%
Financial		19 .94%
Industrial		14 .58%
Consumer, Cyclical		13 .02%
Technology		12 .97%
Energy		6.92%
Communications		6.09%
Utilities		3.23%
Basic Materials		2.29%
Other Assets in Excess of Liabilities, Net		0.61%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; December 2013	Long	6	$628	$643	$15
Total					$15

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS - 94.80%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 0.01%				Biotechnology (continued)
MDC Partners Inc	229	$6		Alnylam Pharmaceuticals Inc (a)	16,200	$1,037
				AMAG Pharmaceuticals Inc (a)	583	13
				Arena Pharmaceuticals Inc (a)	3,338	18
Aerospace & Defense - 0.20%				Arqule Inc (a)	1,510	4
Astronics Corp (a)	342	17
				Astex Pharmaceuticals Inc (a)	374	3
Cubic Corp	38	2		BIND Therapeutics Inc (a)	10,230	144
GenCorp Inc (a)	721	11
				Cambrex Corp (a)	31,951	422
HEICO Corp	817	55		Celldex Therapeutics Inc (a)	18,469	654
Innovative Solutions & Support Inc	347	3		Chelsea Therapeutics International Ltd (a)	1,852	6
Kaman Corp	319	12		Cytokinetics Inc (a)	544	4
M/A-COM Technology Solutions Holdings Inc	270	5		Dendreon Corp (a)	4,242	12
(a)
				Dynavax Technologies Corp (a)	4,275	5
Moog Inc (a)	112	7
				Emergent Biosolutions Inc (a)	144	3
Teledyne Technologies Inc (a)	205	17
				Epizyme Inc (a)	159	6
		$129		Exact Sciences Corp (a)	1,083	13
Agriculture - 0.03%				Exelixis Inc (a)	2,856	17
Tejon Ranch Co (a)	340	11		Fibrocell Science Inc (a)	449	2
Vector Group Ltd	700	11		Foundation Medicine Inc (a)	850	34
		$22		Halozyme Therapeutics Inc (a)	1,363	15
				ImmunoGen Inc (a)	1,143	19
Airlines - 1.58%				Intercept Pharmaceuticals Inc (a)	6,676	461
Allegiant Travel Co	273	29		InterMune Inc (a)	1,163	18
Republic Airways Holdings Inc (a)	726	9		Intrexon Corp (a)	8,430	200
SkyWest Inc	93	1		Ligand Pharmaceuticals Inc (a)	308	13
Spirit Airlines Inc (a)	28,621	981		Medicines Co/The (a)	1,102	37
US Airways Group Inc (a)	1,378	26		MEI Pharma Inc (a)	256	3
		$1,046		Merrimack Pharmaceuticals Inc (a)	2,504	9
Apparel - 0.23%				Momenta Pharmaceuticals Inc (a)	1,052	15
Crocs Inc (a)	1,345	18		Nanosphere Inc (a)	1,134	2
G-III Apparel Group Ltd (a)	225	12		NeoGenomics Inc (a)	905	3
Iconix Brand Group Inc (a)	469	16		NewLink Genetics Corp (a)	449	8
				NPS Pharmaceuticals Inc (a)	48,024	1,528
Oxford Industries Inc	216	15		OncoGenex Pharmaceutical Inc (a)	406	4
RG Barry Corp	22	—
Steven Madden Ltd (a)	723	39		Organovo Holdings Inc (a)	12,480	72
Wolverine World Wide Inc	903	53		PDL BioPharma Inc	2,444	19
				Puma Biotechnology Inc (a)	337	18
		$153		Repligen Corp (a)	837	9
Automobile Manufacturers - 0.00%				Sangamo Biosciences Inc (a)	1,495	16
Wabash National Corp (a)	148	2		Sequenom Inc (a)	3,101	8
				Sunesis Pharmaceuticals Inc (a)	874	4
				Verastem Inc (a)	25,287	315
Automobile Parts & Equipment - 0.20%				Vical Inc (a)	1,872	2
American Axle & Manufacturing Holdings Inc	719	14
(a)						$5,616
Cooper Tire & Rubber Co	204	6		Building Materials - 2.86%
Dana Holding Corp	329	8		AAON Inc	510	14
Dorman Products Inc	454	23		Apogee Enterprises Inc	8,566	254
Standard Motor Products Inc	385	12		Boise Cascade Co (a)	329	9
Tenneco Inc (a)	1,095	55		Comfort Systems USA Inc	257	4
Titan International Inc	718	11		Drew Industries Inc	401	18
		$129		Headwaters Inc (a)	1,325	12
				Louisiana-Pacific Corp (a)	1,764	31
Banks - 4.16%				Nortek Inc (a)	239	16
Bank of the Ozarks Inc	20,031	961		Patrick Industries Inc (a)	179	5
Cass Information Systems Inc	274	15		PGT Inc (a)	896	9
CoBiz Financial Inc	34,913	337
Customers Bancorp Inc (a)	5,623	91		Simpson Manufacturing Co Inc	89	3
				Texas Industries Inc (a)	312	21
First Financial Bankshares Inc	420	25		Trex Co Inc (a)	16,755	830
Home BancShares Inc/AR	322	10		US Concrete Inc (a)	371	8
SVB Financial Group (a)	8,925	771
				USG Corp (a)	22,984	657
Texas Capital Bancshares Inc (a)	5,881	270
Walker & Dunlop Inc (a)	16,877	268				$1,891
		$2,748		Chemicals - 0.48%
Beverages - 0.05%				Aceto Corp	170	3
				American Pacific Corp (a)	159	9
Boston Beer Co Inc/The (a)	124	30
Farmer Bros Co (a)	162	3		American Vanguard Corp	500	13
				Balchem Corp	517	27
		$33		Chemtura Corp (a)	1,513	35
Biotechnology - 8.51%				Ferro Corp (a)	1,267	12
Acorda Therapeutics Inc (a)	707	24		Hawkins Inc	256	10
Aegerion Pharmaceuticals Inc (a)	4,630	397		HB Fuller Co	895	40

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Chemicals (continued)				Commercial Services (continued)
Innophos Holdings Inc	338	$18		TMS International Corp	182	$3
Innospec Inc	377	18		TrueBlue Inc (a)	718	17
KMG Chemicals Inc	184	4		VistaPrint NV (a)	595	34
Landec Corp (a)	700	8		WEX Inc (a)	713	63
Oil-Dri Corp of America	32	1				$1,403
Olin Corp	915	21
OM Group Inc (a)	56	2		Computers - 1.15%
				3D Systems Corp (a)	6,440	348
OMNOVA Solutions Inc (a)	1,298	11
				Carbonite Inc (a)	325	5
PolyOne Corp	1,738	53
Quaker Chemical Corp	86	6		Computer Task Group Inc	426	7
				Cray Inc (a)	549	13
Rentech Inc	6,130	12		Datalink Corp (a)	509	7
Stepan Co	192	11
		$314		Digimarc Corp	169	3
				Electronics For Imaging Inc (a)	446	14
Commercial Services - 2.13%				Fusion-io Inc (a)	817	11
Accretive Health Inc (a)	1,583	14		iGate Corp (a)	629	18
Advisory Board Co/The (a)	541	32		Immersion Corp (a)	692	9
American Public Education Inc (a)	323	12		j2 Global Inc	844	42
AMN Healthcare Services Inc (a)	813	11		Manhattan Associates Inc (a)	358	34
Ascent Capital Group Inc (a)	50	4		Maxwell Technologies Inc (a)	785	7
Barrett Business Services Inc	190	13		MTS Systems Corp	288	19
Brink's Co/The	601	17		Netscout Systems Inc (a)	666	17
Capella Education Co (a)	298	17		Qualys Inc (a)	395	8
Cardtronics Inc (a)	825	31		RealD Inc (a)	920	6
Carriage Services Inc	424	8		Silicon Graphics International Corp (a)	910	15
Cenveo Inc (a)	731	2		Synaptics Inc (a)	589	26
Chemed Corp	329	24		Syntel Inc	279	22
Corporate Executive Board Co	516	37		Uni-Pixel Inc (a)	6,286	111
Corvel Corp (a)	304	11		Unisys Corp (a)	60	2
CoStar Group Inc (a)	524	88		Virtusa Corp (a)	544	16
Deluxe Corp	584	24				$760
Education Management Corp (a)	644	6
Electro Rent Corp	262	5		Consumer Products - 0.14%
Euronet Worldwide Inc (a)	904	36		Blyth Inc	290	4
				Costa Inc (a)	236	4
EVERTEC Inc	454	10		Prestige Brands Holdings Inc (a)	960	29
ExamWorks Group Inc (a)	522	14
ExlService Holdings Inc (a)	589	17		Spectrum Brands Holdings Inc	330	22
				Tumi Holdings Inc (a)	735	15
Forrester Research Inc	339	12
Franklin Covey Co (a)	168	3		WD-40 Co	285	18
Grand Canyon Education Inc (a)	802	32				$92
H&E Equipment Services Inc (a)	10,173	270		Cosmetics & Personal Care - 0.04%
Hackett Group Inc/The	212	2		Elizabeth Arden Inc (a)	399	15
Healthcare Services Group Inc	1,050	27		Inter Parfums Inc	306	9
Heartland Payment Systems Inc	668	27		Revlon Inc (a)	102	3
HMS Holdings Corp (a)	1,527	33				$27
Huron Consulting Group Inc (a)	84	4
Insperity Inc	404	15		Distribution & Wholesale - 3.42%
ITT Educational Services Inc (a)	413	13		Beacon Roofing Supply Inc (a)	859	32
K12 Inc (a)	485	15		Core-Mark Holding Co Inc	43	3
Landauer Inc	267	14		Houston Wire & Cable Co	159	2
LifeLock Inc (a)	926	14		MWI Veterinary Supply Inc (a)	10,849	1,620
Matthews International Corp	328	13		Owens & Minor Inc	365	13
MAXIMUS Inc	1,260	57		Pool Corp	838	47
Medifast Inc (a)	388	10		Watsco Inc	461	43
MoneyGram International Inc (a)	143	3		WESCO International Inc (a)	6,470	495
Monro Muffler Brake Inc	480	22				$2,255
Multi-Color Corp	201	7		Diversified Financial Services - 2.07%
National Research Corp (a)	104	2
On Assignment Inc (a)	810	27		Aircastle Ltd	752	13
PAREXEL International Corp (a)	982	49		BGC Partners Inc	2,184	12
				Blackhawk Network Holdings Inc (a)	8,648	207
Performant Financial Corp (a)	603	7
Providence Service Corp/The (a)	286	8		Cohen & Steers Inc	290	10
				Consumer Portfolio Services Inc (a)	276	2
RPX Corp (a)	122	2
				Credit Acceptance Corp (a)	122	14
ServiceSource International Inc (a)	937	11
				Diamond Hill Investment Group Inc	75	8
Sotheby's	1,048	51		Ellie Mae Inc (a)	404	13
Steiner Leisure Ltd (a)	126	7
				Encore Capital Group Inc (a)	345	16
Stewart Enterprises Inc	1,157	15		Evercore Partners Inc - Class A	11,086	546
Strayer Education Inc	292	12		Financial Engines Inc	4,615	274
Team Health Holdings Inc (a)	1,186	45
Team Inc (a)	369	15		FXCM Inc	628	12
TeleTech Holdings Inc (a)	349	9		GAMCO Investors Inc	161	12

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Diversified Financial Services (continued)				Entertainment (continued)
Greenhill & Co Inc	433	$22		Churchill Downs Inc	242	$21
Higher One Holdings Inc (a)	903	7		Multimedia Games Holding Co Inc (a)	22,169	765
MarketAxess Holdings Inc	664	40		National CineMedia Inc	457	9
Outerwall Inc (a)	512	26		Pinnacle Entertainment Inc (a)	824	21
Portfolio Recovery Associates Inc (a)	897	54		SHFL Entertainment Inc (a)	1,012	23
Pzena Investment Management Inc	225	2		Vail Resorts Inc	551	38
Regional Management Corp (a)	74	2				$1,142
Virtus Investment Partners Inc (a)	89	14
WageWorks Inc (a)	440	22		Environmental Control - 0.13%
				Advanced Emissions Solutions Inc (a)	268	11
Westwood Holdings Group Inc	181	9		Calgon Carbon Corp (a)	927	18
WisdomTree Investments Inc (a)	1,542	18
World Acceptance Corp (a)	160	14		Ceco Environmental Corp	237	3
				Darling International Inc (a)	600	13
		$1,369		Mine Safety Appliances Co	499	26
Electric - 0.01%				Pure Cycle Corp (a)	473	2
Pike Electric Corp	381	5		US Ecology Inc	496	15
UNS Energy Corp	69	3				$88
		$8		Food - 0.52%
Electrical Components & Equipment - 1.30%				B&G Foods Inc	814	28
Acuity Brands Inc	7,148	658		Boulder Brands Inc (a)	859	14
Advanced Energy Industries Inc (a)	659	12		Calavo Growers Inc	333	10
Belden Inc	599	38		Cal-Maine Foods Inc	338	16
Coleman Cable Inc	243	5		Chefs' Warehouse Inc/The (a)	378	9
EnerSys Inc	278	17		Hain Celestial Group Inc (a)	592	46
Generac Holdings Inc	925	39		J&J Snack Foods Corp	275	22
Graham Corp	269	10		Lancaster Colony Corp	340	26
Insteel Industries Inc	456	7		Lifeway Foods Inc	122	2
Littelfuse Inc	364	29		Pilgrim's Pride Corp (a)	1,147	19
SunPower Corp (a)	738	19		Sanderson Farms Inc	424	28
Universal Display Corp (a)	730	23		SUPERVALU Inc (a)	2,849	23
		$857		Tootsie Roll Industries Inc	489	15
				TreeHouse Foods Inc (a)	444	30
Electronics - 1.21%				United Natural Foods Inc (a)	757	51
American Science & Engineering Inc	34	2		Village Super Market Inc	111	4
Analogic Corp	148	12				$343
Applied Optoelectronics Inc (a)	10,590	106
Badger Meter Inc	274	13		Forest Products & Paper - 0.16%
Coherent Inc	369	23		Clearwater Paper Corp (a)	305	15
Control4 Corp (a)	8,250	143		Deltic Timber Corp	172	11
FARO Technologies Inc (a)	6,487	274		KapStone Paper and Packaging Corp	727	31
FEI Co	758	66		Neenah Paper Inc	46	2
InvenSense Inc (a)	874	15		PH Glatfelter Co	650	18
Measurement Specialties Inc (a)	251	14		Schweitzer-Mauduit International Inc	389	23
Mesa Laboratories Inc	70	5		Xerium Technologies Inc (a)	295	3
Methode Electronics Inc	562	16				$103
NVE Corp (a)	135	7
OSI Systems Inc (a)	282	21		Gas - 0.01%
Rofin-Sinar Technologies Inc (a)	53	1		South Jersey Industries Inc	160	9
Rogers Corp (a)	176	10
Stoneridge Inc (a)	648	7		Hand & Machine Tools - 0.04%
Taser International Inc (a)	785	12		Franklin Electric Co Inc	686	27
Watts Water Technologies Inc	57	3
Woodward Inc	1,250	51
		$801		Healthcare - Products - 3.36%
				Abaxis Inc	9,446	398
Energy - Alternate Sources - 0.03%				ABIOMED Inc (a)	684	13
Clean Energy Fuels Corp (a)	1,051	13		Align Technology Inc (a)	1,274	61
FutureFuel Corp	144	3		ArthroCare Corp (a)	407	14
Renewable Energy Group Inc (a)	106	2		AtriCure Inc (a)	565	6
		$18		Atrion Corp	44	11
				Biolase Inc (a)	789	2
Engineering & Construction - 0.11%				Cantel Medical Corp	577	18
Aegion Corp (a)	122	3
				Cardiovascular Systems Inc (a)	576	12
Dycom Industries Inc (a)	327	9
				Cepheid Inc (a)	12,549	490
Exponent Inc	237	17		Cerus Corp (a)	1,884	13
MasTec Inc (a)	1,051	32
				Cyberonics Inc (a)	482	24
Mistras Group Inc (a)	429	7
				Cynosure Inc (a)	172	4
National Technical Systems Inc (a)	155	4
				DexCom Inc (a)	1,220	34
		$72		Endologix Inc (a)	1,109	18
Entertainment - 1.73%				Exactech Inc (a)	56	1
Carmike Cinemas Inc (a)	11,980	265		Female Health Co/The	579	6

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Genomic Health Inc (a)	452	$14		Universal Electronics Inc (a)	39		$1
Globus Medical Inc (a)	943	16					$300
Greatbatch Inc (a)	3,641	124
Haemonetics Corp (a)	890	35		Housewares - 0.02%
				Libbey Inc (a)	578		14
Hanger Inc (a)	407	14
HeartWare International Inc (a)	285	21
ICU Medical Inc (a)	206	14		Insurance - 1.44%
Insulet Corp (a)	933	34		American Equity Investment Life Holding Co	133		3
Integra LifeSciences Holdings Corp (a)	290	12		Amtrust Financial Services Inc	19,719		770
LipoScience Inc (a)	16,815	84		Argo Group International Holdings Ltd	241		10
Luminex Corp (a)	653	13		Crawford & Co	267		3
Masimo Corp	849	23		Employers Holdings Inc	587		18
Merge Healthcare Inc (a)	1,801	5		HCI Group Inc	251		10
Meridian Bioscience Inc	732	17		Health Insurance Innovations Inc (a)	7,755		93
MiMedx Group Inc (a)	2,323	10		Infinity Property & Casualty Corp	153		10
NanoString Technologies Inc (a)	23,843	262		Maiden Holdings Ltd	179		2
Natus Medical Inc (a)	492	7		MGIC Investment Corp (a)	2,720		20
NuVasive Inc (a)	253	6		Radian Group Inc	726		10
NxStage Medical Inc (a)	1,054	14		United Fire Group Inc	45		1
PhotoMedex Inc (a),(b)	120	2					$950
Quidel Corp (a)	502	14
Rochester Medical Corp (a)	289	6		Internet - 3.42%
Spectranetics Corp (a)	713	12		1-800-Flowers.com Inc (a)	539		3
STAAR Surgical Co (a)	923	13		Blucora Inc (a)	701		16
STERIS Corp	1,018	44		Blue Nile Inc (a)	347		14
SurModics Inc (a)	392	9		Brightcove Inc (a)	33,591		378
TearLab Corp (a)	774	9		BroadSoft Inc (a)	432		16
Thoratec Corp (a)	4,800	179		ChannelAdvisor Corp (a)	3,820		140
Utah Medical Products Inc	92	5		Cogent Communications Group Inc	828		27
Vascular Solutions Inc (a)	466	8		comScore Inc (a)	640		19
Volcano Corp (a)	832	20		Dealertrack Technologies Inc (a)	609		26
				Dice Holdings Inc (a)	1,093		9
West Pharmaceutical Services Inc	1,194	49		eGain Corp (a)	348		5
		$2,220		FireEye Inc (a)	279		12
Healthcare - Services - 1.85%				Global Sources Ltd (a)	90		1
Acadia Healthcare Co Inc (a)	23,725	936		HealthStream Inc (a)	356		14
Air Methods Corp	676	29		HomeAway Inc (a)	22,765		637
Alliance HealthCare Services Inc (a)	52	2		Liquidity Services Inc (a)	383		13
Amsurg Corp (a)	249	10		magicJack VocalTec Ltd (a)	285		4
Bio-Reference Labs Inc (a)	447	13		Move Inc (a)	734		12
Capital Senior Living Corp (a)	771	16		NIC Inc	1,169		27
Centene Corp (a)	948	61		OpenTable Inc (a)	419		29
Emeritus Corp (a)	695	13		Orbitz Worldwide Inc (a)	655		6
Ensign Group Inc/The	321	13		Overstock.com Inc (a)	319		10
Gentiva Health Services Inc (a)	846	10		Perficient Inc (a)	119		2
HealthSouth Corp	1,260	44		Reis Inc (a)	225		4
Healthways Inc (a)	609	11		Responsys Inc (a)	937		15
IPC The Hospitalist Co Inc (a)	302	15		RetailMeNot Inc (a)	4,140		147
Molina Healthcare Inc (a)	489	17		Saba Software Inc (a)	34,441		349
Skilled Healthcare Group Inc (a)	485	2		Sapient Corp (a)	1,993		31
US Physical Therapy Inc	328	10		Shutterfly Inc (a)	583		33
Vanguard Health Systems Inc (a)	776	16		Shutterstock Inc (a)	138		10
		$1,218		Sourcefire Inc (a)	479		36
				SPS Commerce Inc (a)	231		15
Home Builders - 1.65%				Stamps.com Inc (a)	352		16
Cavco Industries Inc (a)	166	9
				Travelzoo Inc (a)	194		5
KB Home	1,274	23		Trulia Inc (a)	425		20
Meritage Homes Corp (a)	12,735	547
				ValueClick Inc (a)	1,383		29
Ryland Group Inc/The	813	33		VirnetX Holding Corp (a)	668		14
Standard Pacific Corp (a)	30,996	245
				Web.com Group Inc (a)	639		21
Taylor Morrison Home Corp (a)	9,739	221
				WebMD Health Corp (a)	640		18
Winnebago Industries Inc (a)	495	13
				XO Group Inc (a)	715		9
		$1,091		Yelp Inc (a)	453		30
Home Furnishings - 0.45%				Zillow Inc (a)	357		30
American Woodmark Corp (a)	268	9		Zix Corp (a)	1,635		8
Daktronics Inc	245	3					$2,260
Ethan Allen Interiors Inc	574	16
iRobot Corp (a)	434	16		Investment Companies - 0.00%
La-Z-Boy Inc	363	8		Main Street Capital Corp	68		2
Select Comfort Corp (a)	9,538	233
TiVo Inc (a)	1,082	14

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services - 0.77%				Miscellaneous Manufacturing (continued)
Arctic Cat Inc	232	$13		Park-Ohio Holdings Corp (a)	233		$9
Black Diamond Inc (a)	32,247	392		Polypore International Inc (a)	712		29
Brunswick Corp/DE	1,540	62		Proto Labs Inc (a)	306		23
Interval Leisure Group Inc	713	17		Raven Industries Inc	558		18
Life Time Fitness Inc (a)	346	18		Smith & Wesson Holding Corp (a)	1,194		13
Nautilus Inc (a)	838	6		Standex International Corp	78		5
		$508		Sturm Ruger & Co Inc	297		19
				Trimas Corp (a)	714		27
Lodging - 0.04%							$311
Boyd Gaming Corp (a)	1,065	15
Caesars Entertainment Corp (a)	504	10		Office Furnishings - 0.15%
Monarch Casino & Resort Inc (a)	127	2		Herman Miller Inc	1,035		30
		$27		HNI Corp	772		28
				Interface Inc	932		18
Machinery - Construction & Mining - 0.03%				Knoll Inc	869		15
Hyster-Yale Materials Handling Inc	185	17		Steelcase Inc	286		5
							$96
Machinery - Diversified - 1.91%				Oil & Gas - 5.29%
Albany International Corp	114	4		Apco Oil and Gas International Inc (a)	47		1
Altra Holdings Inc	485	13		Approach Resources Inc (a)	525		14
Applied Industrial Technologies Inc	685	35		Arabian American Development Co (a)	486		4
Chart Industries Inc (a)	1,535	189
				Berry Petroleum Co	288		12
Cognex Corp	1,333	42		Bill Barrett Corp (a)	381		10
Columbus McKinnon Corp/NY (a)	75	2
				Bonanza Creek Energy Inc (a)	502		24
DXP Enterprises Inc (a)	167	13
				Carrizo Oil & Gas Inc (a)	613		23
Gorman-Rupp Co/The	290	12		Delek US Holdings Inc	648		14
Lindsay Corp	231	19		Diamondback Energy Inc (a)	18,886		805
Manitex International Inc (a)	332	3
				EPL Oil & Gas Inc (a)	261		10
Middleby Corp/The (a)	4,338	906
				Evolution Petroleum Corp (a)	458		5
Tennant Co	335	21		EXCO Resources Inc	1,876		13
		$1,259		Gulfport Energy Corp (a)	14,065		905
Media - 1.54%				Kodiak Oil & Gas Corp (a)	4,515		55
Belo Corp	934	13		Magnum Hunter Resources Corp (a)	118,655		732
Cumulus Media Inc (a)	1,572	8		Magnum Hunter Resources Corp - Warrants	11,865		—
Entravision Communications Corp	1,490	9		(a),(b),(c)
Nexstar Broadcasting Group Inc	517	23		Magnum Hunter Resources Corp - Warrants (a)	5,777		—
Saga Communications Inc	37	2		Panhandle Oil and Gas Inc	181		5
Sinclair Broadcast Group Inc	28,731	963		Rex Energy Corp (a)	27,199		606
		$1,018		Rosetta Resources Inc (a)	1,053		57
				Sanchez Energy Corp (a)	6,290		166
Metal Fabrication & Hardware - 0.21%				Synergy Resources Corp (a)	1,367		13
CIRCOR International Inc	35	2		Vaalco Energy Inc (a)	788		4
Mueller Industries Inc	496	28		Western Refining Inc	520		16
Mueller Water Products Inc - Class A	2,869	23					$3,494
Olympic Steel Inc	62	2
RBC Bearings Inc (a)	351	23		Oil & Gas Services - 0.24%
Rexnord Corp (a)	822	17		CARBO Ceramics Inc	146		14
Sun Hydraulics Corp	330	12		Edgen Group Inc (a)	461		4
Worthington Industries Inc	941	32		Flotek Industries Inc (a)	835		19
		$139		Forum Energy Technologies Inc (a)	542		15
				Geospace Technologies Corp (a)	224		19
Mining - 0.07%				Hornbeck Offshore Services Inc (a)	52		3
AMCOL International Corp	284	9		ION Geophysical Corp (a)	785		4
Coeur Mining Inc (a)	586	7		Matrix Service Co (a)	140		3
Materion Corp	291	9		Newpark Resources Inc (a)	1,189		15
United States Lime & Minerals Inc (a)	46	3
				SEACOR Holdings Inc	45		4
US Silica Holdings Inc	579	15		Targa Resources Corp	565		41
		$43		TGC Industries Inc	417		3
				Thermon Group Holdings Inc (a)	732		17
Miscellaneous Manufacturing - 0.47%
AZZ Inc	458	19					$161
Chase Corp	55	2		Packaging & Containers - 0.09%
CLARCOR Inc	892	50		AEP Industries Inc (a)	117		8
EnPro Industries Inc (a)	274	16		Berry Plastics Group Inc (a)	940		19
Federal Signal Corp (a)	1,135	15		Graphic Packaging Holding Co (a)	3,739		32
GP Strategies Corp (a)	377	10
Handy & Harman Ltd (a)	132	3					$59
Hillenbrand Inc	838	23		Pharmaceuticals - 7.81%
John Bean Technologies Corp	520	13		ACADIA Pharmaceuticals Inc (a)	1,143		31
Koppers Holdings Inc	363	15		AcelRx Pharmaceuticals Inc (a)	629		7
Myers Industries Inc	101	2		Achillion Pharmaceuticals Inc (a)	30,318		92

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Akorn Inc (a)	42,954	$845		DuPont Fabros Technology Inc	414		$11
Anika Therapeutics Inc (a)	194	5		EastGroup Properties Inc	504		30
Antares Pharma Inc (a)	3,005	12		Geo Group Inc/The	539		18
Array BioPharma Inc (a)	1,797	11		Glimcher Realty Trust	23,377		227
Auxilium Pharmaceuticals Inc (a)	881	16		Healthcare Realty Trust Inc	663		15
AVANIR Pharmaceuticals Inc (a)	3,877	16		Highwoods Properties Inc	494		17
BioScrip Inc (a)	335	3		Inland Real Estate Corp	1,272		13
Cadence Pharmaceuticals Inc (a)	1,709	11		Investors Real Estate Trust	147		1
Cempra Inc (a)	525	6		LTC Properties Inc	518		20
ChemoCentryx Inc (a)	653	4		National Health Investors Inc	437		25
Clovis Oncology Inc (a)	277	17		Potlatch Corp	720		29
Corcept Therapeutics Inc (a)	1,439	2		PS Business Parks Inc	324		24
Depomed Inc (a)	1,505	11		Ryman Hospitality Properties Inc	440		15
Enanta Pharmaceuticals Inc (a)	97	2		Sabra Health Care REIT Inc	417		10
Endocyte Inc (a)	831	11		Saul Centers Inc	212		10
Furiex Pharmaceuticals Inc (a)	177	8		Sovran Self Storage Inc	511		39
Hi-Tech Pharmacal Co Inc	112	5		Strategic Hotels & Resorts Inc (a)	2,338		20
Hyperion Therapeutics Inc (a)	225	6		Sun Communities Inc	550		23
Infinity Pharmaceuticals Inc (a)	12,967	226		Urstadt Biddle Properties Inc	517		10
Insys Therapeutics Inc (a)	16,051	562		Washington Real Estate Investment Trust	501		13
Ironwood Pharmaceuticals Inc (a)	1,432	17					$605
Isis Pharmaceuticals Inc (a)	13,285	499
Jazz Pharmaceuticals PLC (a)	6,450	593		Retail - 10.00%
				Aeropostale Inc (a)	1,204		11
Keryx Biopharmaceuticals Inc (a)	1,487	15
				AFC Enterprises Inc (a)	430		19
Lannett Co Inc (a)	441	10
				ANN Inc (a)	849		31
Lifevantage Corp (a)	3,068	7
				Asbury Automotive Group Inc (a)	483		26
MannKind Corp (a)	2,590	15
Nektar Therapeutics (a)	1,225	13		Big 5 Sporting Goods Corp	454		7
				BJ's Restaurants Inc (a)	9,024		259
Neogen Corp (a)	417	25
				Bloomin' Brands Inc (a)	975		23
Neurocrine Biosciences Inc (a)	1,178	13
				Bravo Brio Restaurant Group Inc (a)	502		8
Opko Health Inc (a)	3,287	29
Osiris Therapeutics Inc (a)	441	7		Brown Shoe Co Inc	721		17
Pacira Pharmaceuticals Inc/DE (a)	425	20		Buckle Inc/The	511		28
				Buffalo Wild Wings Inc (a)	288		32
Portola Pharmaceuticals Inc (a)	10,955	293
Progenics Pharmaceuticals Inc (a)	1,288	6		Casey's General Stores Inc	704		52
Questcor Pharmaceuticals Inc	904	52		CEC Entertainment Inc	311		14
Raptor Pharmaceutical Corp (a)	915	14		Cheesecake Factory Inc/The	960		42
				Children's Place Retail Stores Inc/The (a)	213		12
Regulus Therapeutics Inc (a)	25,265	238
				Christopher & Banks Corp (a)	34,440		248
Repros Therapeutics Inc (a)	353	9
				Chuy's Holdings Inc (a)	8,663		311
Sagent Pharmaceuticals Inc (a)	451	9
				Conn's Inc (a)	342		17
Santarus Inc (a)	954	22
Sarepta Therapeutics Inc (a)	14,986	708		Cracker Barrel Old Country Store Inc	354		36
				Denny's Corp (a)	1,890		12
Sciclone Pharmaceuticals Inc (a)	1,069	5
Sucampo Pharmaceuticals Inc (a)	335	2		Destination Maternity Corp	329		10
Synageva BioPharma Corp (a)	8,492	538		DineEquity Inc	233		16
				Diversified Restaurant Holdings Inc (a)	16,175		106
Tetraphase Pharmaceuticals Inc (a)	316	4
				Express Inc (a)	1,508		36
TG Therapeutics Inc (a)	412	2
				Fiesta Restaurant Group Inc (a)	304		11
Threshold Pharmaceuticals Inc (a)	1,272	6
				Fifth & Pacific Cos Inc (a)	22,770		572
USANA Health Sciences Inc (a)	160	14
				First Cash Financial Services Inc (a)	448		26
Vanda Pharmaceuticals Inc (a)	884	10
				Five Below Inc (a)	10,679		467
ViroPharma Inc (a)	1,006	40
				Francesca's Holdings Corp (a)	10,349		192
Vivus Inc (a)	1,587	15
				Genesco Inc (a)	306		20
		$5,159		Haverty Furniture Cos Inc	126		3
Pipelines - 0.11%				Hibbett Sports Inc (a)	456		26
Crosstex Energy Inc	752	16		HSN Inc	598		32
Primoris Services Corp	633	16		Jack in the Box Inc (a)	11,387		456
SemGroup Corp	667	38		Kirkland's Inc (a)	266		5
		$70		Krispy Kreme Doughnuts Inc (a)	1,155		22
				Lithia Motors Inc	7,569		552
Private Equity - 0.77%				Lumber Liquidators Holdings Inc (a)	6,179		659
GSV Capital Corp (a)	34,279	508
				Mattress Firm Holding Corp (a)	357		11
				Nathan's Famous Inc (a)	72		4
Real Estate - 0.02%				Office Depot Inc (a)	1,663		8
HFF Inc	483	12		Papa John's International Inc	283		20
				Penske Automotive Group Inc	10,365		443
				PetMed Express Inc	542		9
REITS - 0.92%				Pier 1 Imports Inc	1,675		33
Acadia Realty Trust	274	7		Pricesmart Inc	292		28
Alexander's Inc	56	16		Red Robin Gourmet Burgers Inc (a)	8,006		569
CoreSite Realty Corp	357	12		Restoration Hardware Holdings Inc (a)	3,124		198

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Retail (continued)				Software (continued)
Rite Aid Corp (a)	8,099	$39		Infoblox Inc (a)	23,923	$1,000
rue21 inc (a)	390	16		Interactive Intelligence Group Inc (a)	282	18
Rush Enterprises Inc - Class A (a)	347	9		Jive Software Inc (a)	29,975	375
Ruth's Hospitality Group Inc	962	11		MedAssets Inc (a)	1,051	27
Sears Hometown and Outlet Stores Inc (a)	151	5		Medidata Solutions Inc (a)	464	46
Sonic Corp (a)	839	15		MicroStrategy Inc (a)	140	15
Stein Mart Inc	396	5		Monotype Imaging Holdings Inc	702	20
Susser Holdings Corp (a)	275	15		Omnicell Inc (a)	12,442	294
Texas Roadhouse Inc	1,121	29		PDF Solutions Inc (a)	6,560	139
Tile Shop Holdings Inc (a)	15,424	455		Pegasystems Inc	319	13
Tilly's Inc (a)	14,515	211		Progress Software Corp (a)	498	13
Vera Bradley Inc (a)	566	12		Proofpoint Inc (a)	16,674	536
Vitamin Shoppe Inc (a)	542	24		PROS Holdings Inc (a)	398	14
Zumiez Inc (a)	568	16		PTC Inc (a)	1,837	52
		$6,601		QAD Inc	175	2
				Qlik Technologies Inc (a)	16,631	570
Savings & Loans - 0.59%				Quality Systems Inc	719	16
B of I Holding Inc (a)	186	12
				Rally Software Development Corp (a)	13,990	419
EverBank Financial Corp	11,573	174		RealPage Inc (a)	716	17
Oritani Financial Corp	377	6		Rocket Fuel Inc (a)	141	8
Pacific Premier Bancorp Inc (a)	14,557	196
				Rosetta Stone Inc (a)	313	5
Roma Financial Corp (a)	175	3
				SS&C Technologies Holdings Inc (a)	1,057	40
		$391		Synchronoss Technologies Inc (a)	448	17
Semiconductors - 1.73%				Take-Two Interactive Software Inc (a)	1,244	23
Applied Micro Circuits Corp (a)	1,121	14		Tangoe Inc (a)	475	11
Cabot Microelectronics Corp (a)	438	17		Tyler Technologies Inc (a)	574	50
Cavium Inc (a)	9,539	393		Ultimate Software Group Inc/The (a)	4,473	660
Cirrus Logic Inc (a)	696	16		Verint Systems Inc (a)	968	36
Cypress Semiconductor Corp (a)	2,243	21				$6,706
Diodes Inc (a)	502	12
Entegris Inc (a)	564	6		Storage & Warehousing - 0.72%
				Wesco Aircraft Holdings Inc (a)	22,677	475
Exar Corp (a)	1,020	14
GT Advanced Technologies Inc (a)	1,539	13
Hittite Microwave Corp (a)	573	37		Telecommunications - 4.84%
Inphi Corp (a)	17,057	229		8x8 Inc (a)	54,070	544
Integrated Device Technology Inc (a)	1,044	10		ADTRAN Inc	690	18
Microsemi Corp (a)	7,750	188		Alliance Fiber Optic Products Inc	310	6
Monolithic Power Systems Inc	564	17		Anaren Inc (a)	51	1
OmniVision Technologies Inc (a)	128	2		Anixter International Inc (a)	283	25
PMC - Sierra Inc (a)	2,353	16		ARRIS Group Inc (a)	1,839	31
Power Integrations Inc	446	24		Aruba Networks Inc (a)	19,800	329
Rambus Inc (a)	1,703	16		Atlantic Tele-Network Inc	245	13
Semtech Corp (a)	1,207	36		CalAmp Corp (a)	14,945	264
Silicon Image Inc (a)	2,094	11		Ciena Corp (a)	19,125	478
SunEdison Inc (a)	3,537	28		Cincinnati Bell Inc (a)	1,939	5
Ultratech Inc (a)	487	15		Comverse Inc (a)	335	11
Veeco Instruments Inc (a)	234	9		Consolidated Communications Holdings Inc	729	13
		$1,144		Cyan Inc (a)	16,353	164
				General Communication Inc (a)	848	8
Software - 10.16%				Gigamon Inc (a)	3,955	153
ACI Worldwide Inc (a)	612	33
Acxiom Corp (a)	503	14		HickoryTech Corp	378	4
				IDT Corp - Class B	396	7
Advent Software Inc	600	19		Infinera Corp (a)	1,593	18
American Software Inc/Georgia	658	6		Inteliquent Inc	346	3
Aspen Technology Inc (a)	1,625	56
athenahealth Inc (a)	639	69		InterDigital Inc/PA	748	28
				IPG Photonics Corp	3,462	195
AVG Technologies NV (a)	647	15		Ixia (a)	36,874	578
Blackbaud Inc	832	32		KVH Industries Inc (a)	356	5
Bottomline Technologies de Inc (a)	581	16		LogMeIn Inc (a)	373	12
CommVault Systems Inc (a)	854	75
				Loral Space & Communications Inc	199	14
Computer Programs & Systems Inc	196	11		Lumos Networks Corp	433	9
Cornerstone OnDemand Inc (a)	4,942	254		Neonode Inc (a)	15,100	97
CSG Systems International Inc	495	12		NTELOS Holdings Corp	398	8
Demandware Inc (a)	244	11
				Plantronics Inc	712	33
Ebix Inc	579	6		Premiere Global Services Inc (a)	315	3
Envestnet Inc (a)	413	13		RF Micro Devices Inc (a)	4,470	25
EPAM Systems Inc (a)	23,486	811		RigNet Inc (a)	316	12
Fair Isaac Corp	654	36		Ruckus Wireless Inc (a)	667	11
Guidewire Software Inc (a)	6,545	308
Imperva Inc (a)	11,000	462		Shenandoah Telecommunications Co	585	14
inContact Inc (a)	1,325	11		Tessco Technologies Inc	12	—

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value (000's)
Ubiquiti Networks Inc	339	$11		Banks (continued)
ViaSat Inc (a)	597	38		Investment in Joint Trading Account; Morgan	$514	$514
West Corp	387	9		Stanley Repurchase Agreement; 0.02%
		$3,197		dated 09/30/2013 maturing 10/01/2013
				(collateralized by US Government
Textiles - 0.04%				Securities; $524,711; 1.00% - 1.38%; dated
Culp Inc	192	4		03/31/17 - 07/31/18)
G&K Services Inc	88	5				$2,981
UniFirst Corp/MA	142	15		TOTAL REPURCHASE AGREEMENTS		$2,981
		$24		Total Investments		$65,565
Transportation - 1.54%				Other Assets in Excess of Liabilities, Net - 0.68%		$452
Echo Global Logistics Inc (a)	474	10		TOTAL NET ASSETS - 100.00%		$66,017
Forward Air Corp	463	19
Heartland Express Inc	941	13
HUB Group Inc (a)	665	26		(a) Non-Income Producing Security
Knight Transportation Inc	1,057	17		(b) Security is Illiquid
Matson Inc	752	20		(c)	Fair value of these investments is determined in good faith by the
PHI Inc (a)	29	1		Manager under procedures established and periodically reviewed by the
Roadrunner Transportation Systems Inc (a)	29,773	841		Board of Directors. At the end of the period, the fair value of these
Saia Inc (a)	428	13		securities totaled $0 or 0.00% of net assets.
Swift Transportation Co (a)	1,516	31
Universal Truckload Services Inc	146	4
UTI Worldwide Inc	986	15		Portfolio Summary (unaudited)
Werner Enterprises Inc	344	8		Sector		Percent
YRC Worldwide Inc (a)	59	1
				Consumer, Non-cyclical		24 .46%
		$1,019		Consumer, Cyclical		20 .99%
Trucking & Leasing - 0.02%				Financial		14 .49%
TAL International Group Inc	243	11		Technology		13 .04%
				Industrial		10 .12%
				Communications		9.81%
Water- 0.02%				Energy		5.67%
American States Water Co	106	3		Basic Materials		0.70%
SJW Corp	118	3		Utilities		0.04%
York Water Co	270	6		Other Assets in Excess of Liabilities, Net		0.68%
		$12		TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS		$62,584
	Maturity
REPURCHASE AGREEMENTS - 4.52% Amount (000's)		Value(000	's)
Banks- 4.52%
Investment in Joint Trading Account; Barclays $	857	$857
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $874,518; 0.63% - 2.50%; dated
03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	601	601
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $612,163; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	237	236
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $241,367; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	773	773
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $788,309; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; December 2013	Long	34	$3,573	$3,643	$70
Total					$70
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS - 96.40%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.05%				Banks (continued)
Harte-Hanks Inc	2,324	$21		Ameris Bancorp (a)	851	$16
Marchex Inc	1,513	11		Ames National Corp	499	11
MDC Partners Inc	903	25		Arrow Financial Corp	531	14
		$57		Bancfirst Corp	1,200	65
				Banco Latinoamericano de Comercio Exterior	4,483	111
Aerospace & Defense - 1.84%				SA
AAR Corp	17,590	481		Bancorp Inc/DE (a)	982	17
Cubic Corp	647	35		BancorpSouth Inc	3,366	67
Curtiss-Wright Corp	4,476	210		Bank of Kentucky Financial Corp	1,114	31
Ducommun Inc (a)	572	16
Esterline Technologies Corp (a)	3,896	312		Bank of Marin Bancorp	287	12
				Banner Corp	3,469	133
Kaman Corp	511	19		Bar Harbor Bankshares	207	8
Kratos Defense & Security Solutions Inc (a)	2,357	19
LMI Aerospace Inc (a)	6,700	89		BBCN Bancorp Inc	8,069	111
				BNC Bancorp	2,381	32
M/A-COM Technology Solutions Holdings Inc	1,233	21		Boston Private Financial Holdings Inc	7,035	78
(a)
Moog Inc (a)	2,391	141		Bridge Bancorp Inc	453	10
				Bridge Capital Holdings (a)	514	9
National Presto Industries Inc	229	16		Bryn Mawr Bank Corp	729	20
Orbital Sciences Corp (a)	2,035	43
Teledyne Technologies Inc (a)	902	77		C&F Financial Corp	171	8
				Camden National Corp	1,211	50
Triumph Group Inc	8,400	590		Capital Bank Financial Corp (a)	759	17
		$2,069		Cardinal Financial Corp	13,718	227
Agriculture - 0.40%				Cathay General Bancorp	7,937	186
Alliance One International Inc (a)	4,618	13		Center Bancorp Inc	1,837	26
Andersons Inc/The	3,954	277		Century Bancorp Inc/MA	184	6
Universal Corp/VA	3,106	158		Chemical Financial Corp	3,150	88
		$448		Citizens & Northern Corp	4,254	85
				City Holding Co	4,612	199
Airlines - 1.32%				CNB Financial Corp/PA	666	11
Hawaiian Holdings Inc (a)	2,778	21		CoBiz Financial Inc	7,785	75
JetBlue Airways Corp (a)	7,060	47		Columbia Banking System Inc	4,111	102
Republic Airways Holdings Inc (a)	70,269	836		Community Bank System Inc	3,814	130
SkyWest Inc	34,844	506		Community Trust Bancorp Inc	4,249	173
US Airways Group Inc (a)	4,129	78		CommunityOne Bancorp (a)	3,400	34
		$1,488		CVB Financial Corp	28,522	385
				Eagle Bancorp Inc (a)	782	22
Apparel - 1.11%
Columbia Sportswear Co	434	26		East West Bancorp Inc	3,400	109
Crocs Inc (a)	647	9		Enterprise Bancorp Inc/MA	318	6
G-III Apparel Group Ltd (a)	1,919	105		Enterprise Financial Services Corp	9,356	157
				Farmers Capital Bank Corp (a)	400	9
Iconix Brand Group Inc (a)	10,057	334
Jones Group Inc/The	24,180	363		Fidelity Southern Corp	8,794	135
Maidenform Brands Inc (a)	809	19		Financial Institutions Inc	5,139	105
Perry Ellis International Inc	15,250	287		First Bancorp Inc/ME	972	16
				First BanCorp/Puerto Rico (a)	13,233	75
RG Barry Corp	2,600	49
Skechers U.S.A. Inc (a)	1,144	36		First Bancorp/Troy NC	2,764	40
Unifi Inc (a)	752	18		First Busey Corp	14,634	76
Weyco Group Inc	326	9		First Commonwealth Financial Corp	37,210	282
		$1,255		First Community Bancshares Inc/VA	7,348	120
				First Connecticut Bancorp Inc/Farmington CT	950	14
Automobile Manufacturers - 0.02%				First Financial Bancorp	8,740	133
Wabash National Corp (a)	2,207	26		First Financial Bankshares Inc	357	21
				First Financial Corp/IN	1,890	60
				First Financial Holdings Inc	2,658	147
Automobile Parts & Equipment - 0.64%				First Interstate Bancsystem Inc	15,169	366
American Axle & Manufacturing Holdings Inc	1,111	22		First Merchants Corp	4,996	86
(a)
				First Midwest Bancorp Inc/IL	11,355	171
Cooper Tire & Rubber Co	3,741	115		First NBC Bank Holding Co (a)	223	5
Dana Holding Corp	16,858	385		First of Long Island Corp/The	800	31
Meritor Inc (a)	3,414	27
Miller Industries Inc/TN	593	10		FirstMerit Corp	63,059	1,369
Modine Manufacturing Co (a)	1,638	24		FNB Corp/PA	13,589	165
				German American Bancorp Inc	1,474	37
Remy International Inc	4,856	98		Glacier Bancorp Inc	2,616	65
Standard Motor Products Inc	303	10		Great Southern Bancorp Inc	3,345	94
Superior Industries International Inc	818	15		Guaranty Bancorp	795	11
Titan International Inc	696	10		Hampton Roads Bankshares Inc (a)	5,800	8
		$716		Hancock Holding Co	2,979	93
Banks - 13.16%				Hanmi Financial Corp	45,104	747
1st Source Corp	1,803	48		Heartland Financial USA Inc	4,402	122
Access National Corp	394	6		Heritage Commerce Corp	1,096	8
American National Bankshares Inc	419	10		Heritage Oaks Bancorp (a)	1,093	7

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Banks (continued)				Banks (continued)
Home BancShares Inc/AR	1,169	$35		Webster Financial Corp	7,667	$196
Horizon Bancorp/IN	3,669	86		WesBanco Inc	15,487	460
Iberiabank Corp	3,150	163		West Bancorporation Inc	7,538	104
Independent Bank Corp/Rockland MA	4,772	171		Westamerica Bancorporation	960	48
International Bancshares Corp	1,939	42		Western Alliance Bancorp (a)	2,599	49
Intervest Bancshares Corp (a)	966	8		Wilshire Bancorp Inc	48,551	398
Lakeland Bancorp Inc	1,917	22		Wintrust Financial Corp	1,265	52
Lakeland Financial Corp	2,867	94				$14,822
LCNB Corp	324	6
Macatawa Bank Corp (a)	1,281	7		Biotechnology - 1.05%
				Arena Pharmaceuticals Inc (a)	1,389	7
MainSource Financial Group Inc	7,484	113		Astex Pharmaceuticals Inc (a)	2,780	24
MB Financial Inc	1,904	54		Cambrex Corp (a)	16,566	219
Mercantile Bank Corp	467	10		Celldex Therapeutics Inc (a)	10,881	386
Merchants Bancshares Inc	1,072	31		Emergent Biosolutions Inc (a)	1,089	21
Metro Bancorp Inc (a)	756	16
MetroCorp Bancshares Inc	2,900	40		Enzon Pharmaceuticals Inc	2,082	3
				FivePrime Therapeutics Inc (a)	4,600	60
Middleburg Financial Corp	282	5		Foundation Medicine Inc (a)	1,100	44
MidSouth Bancorp Inc	438	7		Harvard Bioscience Inc (a)	1,236	6
MidWestOne Financial Group Inc	362	9		ImmunoGen Inc (a)	1,070	18
National Bankshares Inc	366	13		NPS Pharmaceuticals Inc (a)	1,224	39
National Penn Bancshares Inc	14,274	144		OncoMed Pharmaceuticals Inc (a)	1,700	26
NBT Bancorp Inc	10,911	251		Onconova Therapeutics Inc (a)	1,900	50
Northrim BanCorp Inc	345	8		Puma Biotechnology Inc (a)	4,600	247
OFG Bancorp	17,701	287		RTI Surgical Inc (a)	2,808	11
Old National Bancorp/IN	3,531	50
Pacific Continental Corp	967	13		Spectrum Pharmaceuticals Inc	2,051	17
PacWest Bancorp	5,849	201				$1,178
Park National Corp	404	32		Building Materials - 0.24%
Park Sterling Corp	17,396	111		Comfort Systems USA Inc	968	16
Peapack Gladstone Financial Corp	487	9		Gibraltar Industries Inc (a)	1,099	16
Penns Woods Bancorp Inc	189	9		Griffon Corp	1,388	18
Peoples Bancorp Inc/OH	4,236	89		Louisiana-Pacific Corp (a)	1,402	25
Pinnacle Financial Partners Inc	19,803	590		LSI Industries Inc	1,800	15
Preferred Bank/Los Angeles CA (a)	5,517	98		Quanex Building Products Corp	1,121	21
PrivateBancorp Inc	27,730	594		Simpson Manufacturing Co Inc	1,322	43
Prosperity Bancshares Inc	2,189	135		Stock Building Supply Holdings Inc (a)	7,100	93
Renasant Corp	1,412	39		Universal Forest Products Inc	696	29
Republic Bancorp Inc/KY	2,135	59				$276
S&T Bancorp Inc	1,006	24
Sandy Spring Bancorp Inc	840	20		Chemicals - 1.38%
Seacoast Banking Corp of Florida (a)	3,960	9		A Schulman Inc	8,543	252
Sierra Bancorp	5,358	84		Aceto Corp	1,103	17
Simmons First National Corp	921	28		Axiall Corp	10,810	408
Southside Bancshares Inc	3,451	93		HB Fuller Co	1,700	77
Southwest Bancorp Inc/Stillwater OK (a)	17,653	261		Innospec Inc	900	42
State Bank Financial Corp	968	15		Intrepid Potash Inc	2,085	33
StellarOne Corp	3,696	83		Kraton Performance Polymers Inc (a)	983	19
Sterling Bancorp/NY	1,661	23		Minerals Technologies Inc	8,212	406
Sterling Financial Corp/WA	1,044	30		Oil-Dri Corp of America	268	9
Suffolk Bancorp (a)	625	11		Olin Corp	1,005	23
Susquehanna Bancshares Inc	17,992	226		OM Group Inc (a)	1,117	38
SY Bancorp Inc	2,053	58		Penford Corp (a)	432	6
Taylor Capital Group Inc (a)	2,500	55		Quaker Chemical Corp	370	27
Texas Capital Bancshares Inc (a)	1,258	58		Sensient Technologies Corp	1,538	74
Tompkins Financial Corp	1,724	79		Stepan Co	286	16
TowneBank/Portsmouth VA	1,424	21		Zep Inc	6,655	108
Trico Bancshares	838	19				$1,555
TrustCo Bank Corp NY	3,271	19		Coal - 0.31%
Trustmark Corp	5,457	139		Alpha Natural Resources Inc (a)	6,758	40
UMB Financial Corp	10,817	588		Arch Coal Inc	6,523	27
Umpqua Holdings Corp	3,985	65		Cloud Peak Energy Inc (a)	2,145	32
Union First Market Bankshares Corp	716	17		Hallador Energy Co	351	3
United Bankshares Inc/WV	1,751	51		L&L Energy Inc (a)	1,622	2
United Community Banks Inc/GA (a)	1,564	23
				SunCoke Energy Inc (a)	11,850	201
Univest Corp of Pennsylvania	898	17		Walter Energy Inc	1,244	17
ViewPoint Financial Group Inc	1,450	30		Westmoreland Coal Co (a)	2,283	30
Virginia Commerce Bancorp Inc (a)	6,000	93
Walker & Dunlop Inc (a)	888	14				$352
Washington Banking Co	825	12		Commercial Services - 5.18%
Washington Trust Bancorp Inc	2,401	76		ABM Industries Inc	11,256	300

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000 's)
Commercial Services (continued)				Consumer Products - 0.93%
Acacia Research Corp	1,229	$28		ACCO Brands Corp (a)	3,978	$26
Albany Molecular Research Inc (a)	1,256	16		CSS Industries Inc	520	12
ARC Document Solutions Inc (a)	23,886	109		Helen of Troy Ltd (a)	19,726	872
Ascent Capital Group Inc (a)	427	34		Prestige Brands Holdings Inc (a)	4,400	133
Bridgepoint Education Inc (a)	989	18				$1,043
Brink's Co/The	11,253	318
CBIZ Inc (a)	2,037	15		Cosmetics & Personal Care - 0.09%
				Elizabeth Arden Inc (a)	209	8
CDI Corp	3,712	57
Cenveo Inc (a)	58,534	173		Inter Parfums Inc	247	7
				Revlon Inc (a)	3,111	87
Consolidated Graphics Inc (a)	3,588	201
Convergys Corp	3,737	70				$102
Corinthian Colleges Inc (a)	17,594	38		Distribution & Wholesale - 0.65%
CRA International Inc (a)	546	10		Core-Mark Holding Co Inc	2,538	169
Cross Country Healthcare Inc (a)	1,454	9		Houston Wire & Cable Co	600	8
Deluxe Corp	578	24		Owens & Minor Inc	1,705	59
Electro Rent Corp	490	9		ScanSource Inc (a)	2,356	81
Ennis Inc	903	16		Speed Commerce Inc (a)	2,153	7
EVERTEC Inc	1,800	40		Titan Machinery Inc (a)	929	15
Franklin Covey Co (a)	222	4		United Stationers Inc	9,121	397
FTI Consulting Inc (a)	1,448	55
Global Cash Access Holdings Inc (a)	2,323	18				$736
Green Dot Corp (a)	28,099	740		Diversified Financial Services - 2.78%
Hackett Group Inc/The	978	7		Aircastle Ltd	8,250	143
Heidrick & Struggles International Inc	2,955	56		Arlington Asset Investment Corp	17,800	423
Huron Consulting Group Inc (a)	708	37		Artisan Partners Asset Management Inc	1,200	63
ICF International Inc (a)	686	24		BGC Partners Inc	20,800	118
Intersections Inc	510	5		Calamos Asset Management Inc	1,031	10
Kelly Services Inc	12,126	236		California First National Bancorp	120	2
Korn/Ferry International (a)	3,550	76		Consumer Portfolio Services Inc (a)	392	2
Live Nation Entertainment Inc (a)	9,516	176		Cowen Group Inc (a)	51,670	178
Mac-Gray Corp	1,335	20		Credit Acceptance Corp (a)	1,100	122
Matthews International Corp	525	20		DFC Global Corp (a)	15,581	172
McGrath RentCorp	398	14		Encore Capital Group Inc (a)	242	11
MoneyGram International Inc (a)	830	16		FBR & Co (a)	497	13
Monster Worldwide Inc (a)	3,683	16		Federal Agricultural Mortgage Corp	532	18
Multi-Color Corp	260	9		Gain Capital Holdings Inc	596	8
Navigant Consulting Inc (a)	8,889	138		Home Loan Servicing Solutions Ltd	2,580	57
PHH Corp (a)	21,403	509		INTL. FCStone Inc (a)	522	11
Quad/Graphics Inc	17,569	533		Investment Technology Group Inc (a)	4,135	65
Rent-A-Center Inc/TX	2,008	77		Janus Capital Group Inc	5,236	45
Resources Connection Inc	15,553	211		JMP Group Inc	848	5
RPX Corp (a)	29,777	522		Manning & Napier Inc	2,726	45
Steiner Leisure Ltd (a)	349	20		Marlin Business Services Corp	440	11
Stewart Enterprises Inc	368	5		Medley Capital Corp	1,549	21
TeleTech Holdings Inc (a)	4,177	105		Nelnet Inc	9,033	347
TMS International Corp	345	6		Nicholas Financial Inc	533	9
TrueBlue Inc (a)	16,200	389		Oppenheimer Holdings Inc	531	9
Valassis Communications Inc	1,349	39		Piper Jaffray Cos (a)	9,402	323
Viad Corp	9,399	235		Regional Management Corp (a)	9,641	307
Xoom Corp (a)	900	29		Stifel Financial Corp (a)	2,217	91
		$5,832		Walter Investment Management Corp (a)	1,294	51
				WhiteHorse Finance Inc	285	4
Computers - 1.88%				World Acceptance Corp (a)	4,900	441
Agilysys Inc (a)	764	9				$3,125
CACI International Inc (a)	798	55
Cray Inc (a)	673	16		Electric - 3.62%
Electronics For Imaging Inc (a)	6,645	211		Allete Inc	1,232	60
Insight Enterprises Inc (a)	12,340	233		Atlantic Power Corp	3,171	14
Mentor Graphics Corp	3,301	77		Avista Corp	1,790	47
Quantum Corp (a)	11,489	16		Black Hills Corp	1,756	88
Radisys Corp (a)	1,248	4		Cleco Corp	8,258	370
RealD Inc (a)	310	2		Dynegy Inc (a)	3,060	59
Silicon Graphics International Corp (a)	8,600	140		El Paso Electric Co	8,401	280
Spansion Inc (a)	39,973	403		Empire District Electric Co	6,186	134
Super Micro Computer Inc (a)	1,708	23		Genie Energy Ltd (a)	4,000	39
Sykes Enterprises Inc (a)	1,344	24		IDACORP Inc	11,114	538
Unisys Corp (a)	34,551	871		MGE Energy Inc	2,803	153
Violin Memory Inc (a)	4,700	35		NorthWestern Corp	8,266	371
		$2,119		Ormat Technologies Inc	543	15
				Otter Tail Corp	1,117	31
				Pike Electric Corp	636	7

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Electric (continued)				Entertainment - 0.27%
PNM Resources Inc	3,194	$72		Carmike Cinemas Inc (a)	889	$20
Portland General Electric Co	13,395	378		International Speedway Corp	984	32
UIL Holdings Corp	4,033	150		Isle of Capri Casinos Inc (a)	6,200	47
Unitil Corp	3,440	101		Marriott Vacations Worldwide Corp (a)	1,013	44
UNS Energy Corp	21,430	999		National CineMedia Inc	1,308	25
Westar Energy Inc	5,500	169		Pinnacle Entertainment Inc (a)	231	6
		$4,075		Reading International Inc (a)	934	6
				Scientific Games Corp (a)	644	10
Electrical Components & Equipment - 0.79%				Speedway Motorsports Inc	6,223	111
Advanced Energy Industries Inc (a)	132	2
Belden Inc	267	17				$301
Encore Wire Corp	503	20		Environmental Control - 0.33%
EnerSys Inc	9,634	584		Ceco Environmental Corp	4,867	69
General Cable Corp	1,612	51		Darling International Inc (a)	11,208	237
GrafTech International Ltd (a)	4,094	35		GSE Holding Inc (a)	2,600	5
Insteel Industries Inc	62	1		Tetra Tech Inc (a)	2,100	54
Littelfuse Inc	2,109	165		TRC Cos Inc (a)	866	7
Powell Industries Inc (a)	281	17				$372
		$892		Food - 1.31%
Electronics - 2.57%				Cal-Maine Foods Inc	107	5
American Science & Engineering Inc	368	22		Chiquita Brands International Inc (a)	30,517	387
Analogic Corp	230	19		Diamond Foods Inc (a)	681	16
Bel Fuse Inc	566	10		Dole Food Co Inc (a)	1,571	21
Benchmark Electronics Inc (a)	21,478	492		Fresh Del Monte Produce Inc	1,321	39
Brady Corp	6,819	208		Harris Teeter Supermarkets Inc	1,352	67
Checkpoint Systems Inc (a)	2,802	46		John B Sanfilippo & Son Inc	425	10
Coherent Inc	199	12		Pinnacle Foods Inc	7,751	205
CTS Corp	1,161	18		Post Holdings Inc (a)	1,173	47
ESCO Technologies Inc	627	21		Seaboard Corp	10	28
FARO Technologies Inc (a)	83	3		Seneca Foods Corp - Class A (a)	446	13
GSI Group Inc (a)	8,379	80		Snyders-Lance Inc	1,235	36
II-VI Inc (a)	1,789	34		Spartan Stores Inc	23,587	520
Itron Inc (a)	1,369	59		SUPERVALU Inc (a)	2,762	23
Measurement Specialties Inc (a)	94	5		Tootsie Roll Industries Inc	79	2
Methode Electronics Inc	562	16		TreeHouse Foods Inc (a)	453	30
Multi-Fineline Electronix Inc (a)	371	6		Village Super Market Inc	120	5
Newport Corp (a)	4,827	76		Weis Markets Inc	380	19
Park Electrochemical Corp	720	21				$1,473
Plexus Corp (a)	1,181	44
Rofin-Sinar Technologies Inc (a)	989	24		Forest Products & Paper - 0.63%
Rogers Corp (a)	325	19		Boise Inc	19,799	250
				Clearwater Paper Corp (a)	255	12
Sanmina Corp (a)	62,731	1,097
Sparton Corp (a)	552	14		Domtar Corp	1,200	95
Stoneridge Inc (a)	27,542	298		Neenah Paper Inc	521	20
TTM Technologies Inc (a)	11,944	116		Orchids Paper Products Co	41	1
Viasystems Group Inc (a)	205	3		PH Glatfelter Co	3,151	86
				Resolute Forest Products Inc (a)	11,359	150
Vishay Precision Group Inc (a)	658	10
Watts Water Technologies Inc	970	55		Schweitzer-Mauduit International Inc	1,517	92
Zagg Inc (a)	15,260	68				$706
		$2,896		Gas - 1.74%
Energy - Alternate Sources - 0.98%				Chesapeake Utilities Corp	1,671	87
FutureFuel Corp	1,833	33		Laclede Group Inc/The	6,108	275
Green Plains Renewable Energy Inc	20,835	335		New Jersey Resources Corp	5,617	248
Pattern Energy Group Inc	4,200	98		Northwest Natural Gas Co	6,617	278
Renewable Energy Group Inc (a)	38,205	579		Piedmont Natural Gas Co Inc	2,311	76
REX American Resources Corp (a)	1,768	54		South Jersey Industries Inc	1,295	76
		$1,099		Southwest Gas Corp	10,223	511
				WGL Holdings Inc	9,434	403
Engineering & Construction - 1.48%						$1,954
Aegion Corp (a)	1,163	28
Dycom Industries Inc (a)	728	20		Hand & Machine Tools - 0.09%
EMCOR Group Inc	16,202	634		Hardinge Inc	6,418	99
Engility Holdings Inc (a)	6,701	213
Granite Construction Inc	1,193	37		Healthcare - Products - 0.97%
Michael Baker Corp	5,664	229		Affymetrix Inc (a)	2,437	15
MYR Group Inc (a)	735	18		Alphatec Holdings Inc (a)	2,869	6
Tutor Perini Corp (a)	10,816	230		AngioDynamics Inc (a)	1,319	17
VSE Corp	5,420	254		ArthroCare Corp (a)	252	9
		$1,663		Chindex International Inc (a)	607	10
				CONMED Corp	959	33

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Healthcare - Products (continued)				Housewares - 0.08%
CryoLife Inc	1,476	$10		Lifetime Brands Inc	6,220	$95
Cutera Inc (a)	792	7
Cynosure Inc (a)	616	14
Exactech Inc (a)	353	7		Insurance - 4.27%
				Ambac Financial Group Inc (a)	1,092	20
Greatbatch Inc (a)	2,500	85
Hanger Inc (a)	672	23		American Equity Investment Life Holding Co	41,689	884
				American Safety Insurance Holdings Ltd (a)	1,575	47
ICU Medical Inc (a)	60	4
Integra LifeSciences Holdings Corp (a)	443	18		Amerisafe Inc	9,732	345
Invacare Corp	1,078	19		Amtrust Financial Services Inc	7,429	291
Medical Action Industries Inc (a)	472	3		Argo Group International Holdings Ltd	631	27
Merit Medical Systems Inc (a)	1,343	16		Aspen Insurance Holdings Ltd	5,700	207
NanoString Technologies Inc (a)	2,400	26		Assured Guaranty Ltd	9,200	173
Natus Medical Inc (a)	11,211	159		Baldwin & Lyons Inc	488	12
NuVasive Inc (a)	21,000	514		CNO Financial Group Inc	68,450	986
Orthofix International NV (a)	664	14		Crawford & Co	885	9
PhotoMedex Inc (a),(b)	519	8		Donegal Group Inc	391	5
Solta Medical Inc (a)	3,801	8		Eastern Insurance Holdings Inc	355	9
Symmetry Medical Inc (a)	2,012	17		EMC Insurance Group Inc	239	7
Tornier NV (a)	888	17		Employers Holdings Inc	503	15
				Enstar Group Ltd (a)	190	26
Wright Medical Group Inc (a)	1,332	35
				FBL Financial Group Inc	479	22
		$1,094		First American Financial Corp	3,773	92
Healthcare - Services - 1.14%				Fortegra Financial Corp (a)	357	3
Addus HomeCare Corp (a)	262	8		Greenlight Capital Re Ltd (a)	615	18
Alliance HealthCare Services Inc (a)	163	4		Hallmark Financial Services Inc (a)	701	6
Almost Family Inc	1,921	38		Hilltop Holdings Inc (a)	2,164	40
Amedisys Inc (a)	1,087	19		Horace Mann Educators Corp	2,182	62
Amsurg Corp (a)	720	29		Independence Holding Co	425	6
Ensign Group Inc/The	53	2		Infinity Property & Casualty Corp	314	20
Five Star Quality Care Inc (a)	2,282	12		Investors Title Co	65	5
HealthSouth Corp	504	17		Kansas City Life Insurance Co	221	10
Healthways Inc (a)	632	12		Maiden Holdings Ltd	20,737	245
Kindred Healthcare Inc	1,795	24		Markel Corp (a)	276	143
LHC Group Inc (a)	749	18		MGIC Investment Corp (a)	4,467	33
Magellan Health Services Inc (a)	925	55		Montpelier Re Holdings Ltd ADR	1,614	42
Molina Healthcare Inc (a)	18,950	675		National Western Life Insurance Co	86	17
National Healthcare Corp	357	17		Navigators Group Inc/The (a)	361	21
Select Medical Holdings Corp	2,612	21		OneBeacon Insurance Group Ltd	1,211	18
Skilled Healthcare Group Inc (a)	87	—		Platinum Underwriters Holdings Ltd	1,114	67
Triple-S Management Corp (a)	11,668	214		Primerica Inc	1,987	80
Universal American Corp/NY	1,995	15		Radian Group Inc	3,847	54
Vanguard Health Systems Inc (a)	228	5		RLI Corp	747	65
WellCare Health Plans Inc (a)	1,485	103		Safety Insurance Group Inc	442	23
		$1,288		Selective Insurance Group Inc	7,304	179
				Stewart Information Services Corp	3,943	126
Holding Companies - Diversified - 0.04%				Symetra Financial Corp	11,486	204
Harbinger Group Inc (a)	1,769	18
				Tower Group International Ltd	2,523	17
National Bank Holdings Corp	1,599	33		United Fire Group Inc	3,680	112
		$51		Universal Insurance Holdings Inc	1,434	10
Home Builders - 0.21%						$4,803
MDC Holdings Inc	3,883	116		Internet - 1.23%
Meritage Homes Corp (a)	342	15		1-800-Flowers.com Inc (a)	7,014	35
Standard Pacific Corp (a)	5,150	41		Active Network Inc/The (a)	18,059	259
WCI Communities Inc (a)	1,900	33		Angie's List Inc (a)	985	22
William Lyon Homes (a)	1,793	36		Bankrate Inc (a)	1,415	29
		$241		Bazaarvoice Inc (a)	2,300	21
				Blucora Inc (a)	817	19
Home Furnishings - 0.50%				Boingo Wireless Inc (a)	1,002	7
Daktronics Inc	1,464	16
Ethan Allen Interiors Inc	188	5		ePlus Inc	214	11
				FireEye Inc (a)	1,800	75
Flexsteel Industries Inc	263	7		Global Sources Ltd (a)	858	6
Hooker Furniture Corp	566	9		ICG Group Inc (a)	1,092	15
Kimball International Inc	21,023	233		Internap Network Services Corp (a)	2,874	20
Select La-Z-Boy Comfort Inc Corp (a)	1,293 180	29 4		IntraLinks Holdings Inc (a)	1,956	17
Skullcandy Inc (a)	17,444	108		magicJack VocalTec Ltd (a)	232	3
TiVo Inc (a)	2,374	30		PC-Tel Inc	1,469	13
Universal Electronics Inc (a)	2,970	107		Perficient Inc (a)	1,020	19
VOXX International Corp (a)	959	13		QuinStreet Inc (a)	8,394	79
				RingCentral Inc (a)	900	16
		$561		Shutterstock Inc (a)	125	9

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Internet (continued)				Media (continued)
TeleCommunication Systems Inc (a)	2,549	$6		Belo Corp	2,420	$33
Tremor Video Inc (a)	15,922	147		Courier Corp	6,945	110
United Online Inc	28,201	225		Crown Media Holdings Inc (a)	1,396	4
VASCO Data Security International Inc (a)	829	7		Cumulus Media Inc (a)	916	5
Vocus Inc (a)	1,500	14		Daily Journal Corp (a)	51	8
WebMD Health Corp (a)	11,100	317		Demand Media Inc (a)	1,954	12
		$1,391		Dex Media Inc (a)	925	8
				Digital Generation Inc (a)	1,308	17
Investment Companies - 1.07%				Entercom Communications Corp (a)	23,796	209
Apollo Investment Corp	31,930	260		EW Scripps Co (a)	33,768	619
BlackRock Kelso Capital Corp	2,564	24		Gray Television Inc (a)	2,539	20
Capital Southwest Corp	480	17		Journal Communications Inc (a)	23,067	198
Fifth Street Finance Corp	4,105	42		LIN Media LLC (a)	1,480	30
Garrison Capital Inc	322	5		McClatchy Co/The (a)	646	2
Gladstone Capital Corp	3,938	35		Media General Inc (a)	1,049	15
Golub Capital BDC Inc	1,208	21		Meredith Corp	1,286	61
KCAP Financial Inc	8,908	80		New York Times Co/The	4,480	56
Main Street Capital Corp	1,272	38		Saga Communications Inc	187	8
MCG Capital Corp	14,522	73		Salem Communications Corp	558	5
Medallion Financial Corp	968	14		Scholastic Corp	920	26
New Mountain Finance Corp	1,301	19		Sinclair Broadcast Group Inc	6,955	233
PennantPark Floating Rate Capital Ltd	787	11				$1,687
PennantPark Investment Corp	2,247	25
Prospect Capital Corp	38,704	433		Metal Fabrication & Hardware - 1.28%
Solar Capital Ltd	1,539	34		AM Castle & Co (a)	939	15
Stellus Capital Investment Corp	650	10		Ampco-Pittsburgh Corp	447	8
TCP Capital Corp	1,406	23		CIRCOR International Inc	555	35
TICC Capital Corp	1,784	17		Global Brass & Copper Holdings Inc (a)	6,500	114
Triangle Capital Corp	949	28		Haynes International Inc	377	17
		$1,209		Kaydon Corp	1,109	39
				LB Foster Co	5,514	252
Iron & Steel - 0.09%				NN Inc	9,413	146
AK Steel Holding Corp (a)	4,186	16
				Northwest Pipe Co (a)	501	17
Commercial Metals Co	3,591	61		Olympic Steel Inc	361	10
Schnitzer Steel Industries Inc	771	21		RTI International Metals Inc (a)	925	30
Shiloh Industries Inc	326	4		Worthington Industries Inc	22,000	757
		$102				$1,440
Leisure Products & Services - 0.14%				Mining - 0.58%
Brunswick Corp/DE	263	11		Allied Nevada Gold Corp (a)	3,180	13
Callaway Golf Co	1,985	14		AMCOL International Corp	645	21
Johnson Outdoors Inc	1,802	48		Century Aluminum Co (a)	1,580	13
Life Time Fitness Inc (a)	707	36
				Coeur Mining Inc (a)	24,902	300
WMS Industries Inc (a)	1,681	44
				Globe Specialty Metals Inc	6,820	105
		$153		Hecla Mining Co	8,764	27
Lodging - 0.04%				Horsehead Holding Corp (a)	1,338	17
Monarch Casino & Resort Inc (a)	212	4		Kaiser Aluminum Corp	682	49
Orient-Express Hotels Ltd (a)	2,955	38		Materion Corp	566	18
				Molycorp Inc (a)	3,795	25
		$42		Stillwater Mining Co (a)	3,643	40
Machinery - Construction & Mining - 0.28%				US Silica Holdings Inc	1,000	25
Astec Industries Inc	695	25				$653
Hyster-Yale Materials Handling Inc	3,300	296
		$321		Miscellaneous Manufacturing - 1.12%
				Actuant Corp	2,253	88
Machinery - Diversified - 1.11%				American Railcar Industries Inc	497	19
Alamo Group Inc	370	18		Barnes Group Inc	1,910	67
Albany International Corp	831	30		Chase Corp	236	7
Applied Industrial Technologies Inc	6,827	351		EnPro Industries Inc (a)	10,737	646
Briggs & Stratton Corp	23,380	471		Fabrinet (a)	1,519	26
Columbus McKinnon Corp/NY (a)	895	21		FreightCar America Inc	4,400	91
Gerber Scientific Inc (a),(b),(c)	1,974	—		Koppers Holdings Inc	1,600	68
Global Power Equipment Group Inc	921	19		Lydall Inc (a)	915	16
Gorman-Rupp Co/The	232	9		Movado Group Inc	579	25
Hurco Cos Inc	347	9		Myers Industries Inc	933	19
Kadant Inc	8,725	293		Park-Ohio Holdings Corp (a)	2,300	88
NACCO Industries Inc	291	16		Standex International Corp	1,634	97
Tecumseh Products Co (a)	991	9				$1,257
		$1,246
				Office Furnishings - 0.29%
Media - 1.50%				HNI Corp	129	5
AH Belo Corp	1,012	8		Knoll Inc	764	13

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Office Furnishings (continued)				Pharmaceuticals (continued)
Steelcase Inc	18,317	$304		Anika Therapeutics Inc (a)	268	$6
		$322		BioScrip Inc (a)	1,518	13
				Cornerstone Therapeutics Inc (a)	2,478	24
Oil & Gas - 3.03%				Derma Sciences Inc (a)	740	9
Adams Resources & Energy Inc	112	6		Hi-Tech Pharmacal Co Inc	351	15
Alon USA Energy Inc	1,256	13		Impax Laboratories Inc (a)	16,940	347
Apco Oil and Gas International Inc (a)	415	6
				Lannett Co Inc (a)	12,100	264
Berry Petroleum Co	4,549	196		Nature's Sunshine Products Inc	588	11
Bill Barrett Corp (a)	1,208	30
				Nektar Therapeutics (a)	1,099	12
Bonanza Creek Energy Inc (a)	2,100	101
Callon Petroleum Co (a)	2,130	12		Nutraceutical International Corp	468	11
				Omega Protein Corp (a)	1,028	11
Carrizo Oil & Gas Inc (a)	292	11
				Ophthotech Corp (a)	1,700	51
Comstock Resources Inc	1,724	27		PharMerica Corp (a)	1,605	21
CVR Energy Inc	2,100	81		Progenics Pharmaceuticals Inc (a)	5,900	30
Delek US Holdings Inc	13,091	276		Sciclone Pharmaceuticals Inc (a)	785	4
Energy XXI Bermuda Ltd	9,069	274		Targacept Inc (a)	1,507	8
EPL Oil & Gas Inc (a)	23,505	872
				TESARO Inc (a)	4,600	178
Equal Energy Ltd	1,922	9		XenoPort Inc (a)	46,800	266
EXCO Resources Inc	2,023	14				$1,295
Forest Oil Corp (a)	3,595	22
Halcon Resources Corp (a)	7,127	32		Pipelines - 0.07%
Hercules Offshore Inc (a)	5,563	41		SemGroup Corp	1,357	77
Magnum Hunter Resources Corp (a)	3,620	22
Magnum Hunter Resources Corp - Warrants	362	—
(a),(b),(c)				Private Equity - 0.24%
				American Capital Ltd (a)	12,300	169
Matador Resources Co (a)	1,756	29
Northern Oil and Gas Inc (a)	2,225	32		Fidus Investment Corp	3,047	59
Parker Drilling Co (a)	41,403	236		Gladstone Investment Corp	1,433	10
PDC Energy Inc (a)	1,095	65		Hercules Technology Growth Capital Inc	2,160	33
Resolute Energy Corp (a)	2,362	20				$271
Sanchez Energy Corp (a)	943	25		Publicly Traded Investment Fund - 0.02%
Stone Energy Corp (a)	16,438	533		THL Credit Inc	1,409	22
Swift Energy Co (a)	1,512	17
Vaalco Energy Inc (a)	14,754	83
W&T Offshore Inc	15,034	266		Real Estate - 0.34%
Warren Resources Inc (a)	3,095	9		Alexander & Baldwin Inc	9,105	328
				Forestar Group Inc (a)	1,057	22
Western Refining Inc	1,823	55
		$3,415		HFF Inc	275	7
				Kennedy-Wilson Holdings Inc	1,497	28
Oil & Gas Services - 2.17%						$385
Basic Energy Services Inc (a)	7,315	92
Bolt Technology Corp	459	8		REITS - 11.28%
C&J Energy Services Inc (a)	45,672	917		Acadia Realty Trust	3,886	96
CARBO Ceramics Inc	390	39		AG Mortgage Investment Trust Inc	817	14
Dawson Geophysical Co (a)	4,423	144		Agree Realty Corp	708	21
Exterran Holdings Inc (a)	2,009	55		Altisource Residential Corp	769	18
Forum Energy Technologies Inc (a)	7,186	193		American Assets Trust Inc	1,293	40
Gulf Island Fabrication Inc	781	19		American Campus Communities Inc	8,400	287
Helix Energy Solutions Group Inc (a)	19,713	500		American Capital Mortgage Investment Corp	1,790	35
Hornbeck Offshore Services Inc (a)	1,241	71		American Realty Capital Properties Inc	3,922	48
ION Geophysical Corp (a)	3,633	19		Anworth Mortgage Asset Corp	100,685	486
Key Energy Services Inc (a)	5,308	39		Apollo Commercial Real Estate Finance Inc	1,451	22
Matrix Service Co (a)	1,113	22		Apollo Residential Mortgage Inc	844	12
Mitcham Industries Inc (a)	693	11		ARMOUR Residential REIT Inc	11,360	48
Natural Gas Services Group Inc (a)	658	18		Ashford Hospitality Trust Inc	32,290	398
Newpark Resources Inc (a)	889	11		Associated Estates Realty Corp	1,982	30
Pioneer Energy Services Corp (a)	2,206	17		Campus Crest Communities Inc	2,618	28
SEACOR Holdings Inc	642	58		CapLease Inc	30,913	262
Superior Energy Services Inc (a)	5,476	137		Capstead Mortgage Corp	67,509	794
Tesco Corp (a)	1,079	18		Cedar Realty Trust Inc	30,600	159
Tetra Technologies Inc (a)	2,706	34		Chambers Street Properties	7,620	67
Willbros Group Inc (a)	2,158	20		Chatham Lodging Trust	6,465	115
		$2,442		Chesapeake Lodging Trust	11,230	264
				Colonial Properties Trust	3,305	74
Packaging & Containers - 0.64%				Colony Financial Inc	2,624	52
Graphic Packaging Holding Co (a)	40,900	350		CoreSite Realty Corp	12,200	414
Rock Tenn Co	3,600	364		Cousins Properties Inc	58,549	602
UFP Technologies Inc (a)	294	7		CubeSmart	5,156	92
		$721		CYS Investments Inc	22,139	180
				DCT Industrial Trust Inc	50,544	363
Pharmaceuticals - 1.15%				DiamondRock Hospitality Co	70,815	755
Agios Pharmaceuticals Inc (a)	500	14
				DuPont Fabros Technology Inc	1,085	28

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
REITS (continued)				Retail (continued)
Dynex Capital Inc	1,658	$15		Cracker Barrel Old Country Store Inc	5,100	$527
EastGroup Properties Inc	1,096	65		Del Frisco's Restaurant Group Inc (a)	324	7
Education Realty Trust Inc	4,251	39		Denny's Corp (a)	1,109	7
EPR Properties	4,735	230		Destination Maternity Corp	2,975	94
Equity One Inc	2,370	52		Dillard's Inc	2,900	227
Excel Trust Inc	1,907	23		DineEquity Inc	273	19
Extra Space Storage Inc	3,300	151		Ezcorp Inc (a)	5,280	89
FelCor Lodging Trust Inc (a)	23,299	143		Fifth & Pacific Cos Inc (a)	3,671	92
First Industrial Realty Trust Inc	44,873	731		Finish Line Inc/The	1,121	28
First Potomac Realty Trust	2,312	29		Fred's Inc	1,308	20
Franklin Street Properties Corp	3,543	45		Genesco Inc (a)	233	15
Geo Group Inc/The	5,787	193		Gordmans Stores Inc	360	4
Getty Realty Corp	3,582	69		Group 1 Automotive Inc	756	59
Gladstone Commercial Corp	752	14		Haverty Furniture Cos Inc	759	19
Government Properties Income Trust	4,338	104		hhgregg Inc (a)	16,693	299
Healthcare Realty Trust Inc	2,175	50		Jack in the Box Inc (a)	454	18
Hersha Hospitality Trust	119,836	670		Jos A Bank Clothiers Inc (a)	828	36
Highwoods Properties Inc	2,380	84		Kirkland's Inc (a)	9,120	168
Home Properties Inc	1,000	58		Men's Wearhouse Inc	1,747	59
Hudson Pacific Properties Inc	1,706	33		New York & Co Inc (a)	634	4
Inland Real Estate Corp	641	7		Office Depot Inc (a)	6,415	31
Invesco Mortgage Capital Inc	4,049	62		OfficeMax Inc	3,075	39
Investors Real Estate Trust	3,978	33		Pantry Inc/The (a)	22,500	249
iStar Financial Inc (a)	2,575	31		PC Connection Inc	476	7
Kite Realty Group Trust	46,198	274		Penske Automotive Group Inc	1,118	48
LaSalle Hotel Properties	5,096	146		Pep Boys-Manny Moe & Jack/The (a)	1,612	20
Lexington Realty Trust	6,575	74		Red Robin Gourmet Burgers Inc (a)	96	7
LTC Properties Inc	6,752	257		Regis Corp	1,739	26
Medical Properties Trust Inc	4,971	61		Rite Aid Corp (a)	279,709	1,331
Monmouth Real Estate Investment Corp	2,294	21		Roundy's Inc	21,560	186
New Residential Investment Corp	7,776	52		Ruby Tuesday Inc (a)	1,939	15
NorthStar Realty Finance Corp	7,375	68		Rush Enterprises Inc - Class A (a)	766	20
One Liberty Properties Inc	602	12		Ruth's Hospitality Group Inc	22,700	269
Parkway Properties Inc/Md	21,525	383		Saks Inc (a)	3,653	58
Pebblebrook Hotel Trust	2,290	66		Sears Hometown and Outlet Stores Inc (a)	164	5
Pennsylvania Real Estate Investment Trust	6,581	123		Shoe Carnival Inc	804	22
PennyMac Mortgage Investment Trust	2,168	49		Sonic Automotive Inc	1,008	24
Potlatch Corp	15,900	631		Sonic Corp (a)	591	11
RAIT Financial Trust	32,224	228		Stage Stores Inc	1,088	21
Ramco-Gershenson Properties Trust	8,226	127		Stein Mart Inc	10,303	142
Redwood Trust Inc	37,201	732		Tilly's Inc (a)	5,000	73
Resource Capital Corp	4,735	28		Trans World Entertainment Corp	2,171	10
Retail Opportunity Investments Corp	2,615	36		Tuesday Morning Corp (a)	1,489	23
RLJ Lodging Trust	4,820	113		West Marine Inc (a)	814	10
Rouse Properties Inc	674	14		World Fuel Services Corp	2,200	82
Ryman Hospitality Properties Inc	605	21		Zale Corp (a)	1,147	17
Sabra Health Care REIT Inc	865	20				$5,751
Select Income REIT	839	22
Sovran Self Storage Inc	136	10		Savings & Loans - 1.77%
STAG Industrial Inc	1,280	26		Astoria Financial Corp	2,659	33
Summit Hotel Properties Inc	2,229	21		Banc of California Inc	3,681	51
Sun Communities Inc	2,900	124		BankFinancial Corp	2,100	19
Sunstone Hotel Investors Inc	5,012	64		Berkshire Hills Bancorp Inc	3,280	82
Terreno Realty Corp	1,036	18		Brookline Bancorp Inc	2,426	23
UMH Properties Inc	687	7		Capitol Federal Financial Inc	5,269	65
Urstadt Biddle Properties Inc	310	6		Charter Financial Corp/MD	9,219	99
Washington Real Estate Investment Trust	1,474	37		Clifton Savings Bancorp Inc	398	5
Winthrop Realty Trust	8,763	97		Dime Community Bancshares Inc	1,095	18
		$12,703		ESB Financial Corp	667	9
				ESSA Bancorp Inc	481	5
Retail - 5.11%				EverBank Financial Corp	2,824	42
Asbury Automotive Group Inc (a)	170	9		First Defiance Financial Corp	3,521	82
Barnes & Noble Inc (a)	1,155	15		First Financial Northwest Inc	819	9
Biglari Holdings Inc (a)	51	21		First Niagara Financial Group Inc	11,546	120
Bob Evans Farms Inc	870	50		Flagstar Bancorp Inc (a)	31,065	459
Bravo Brio Restaurant Group Inc (a)	1,200	18		Flushing Financial Corp	5,376	99
Brown Shoe Co Inc	11,288	265		Fox Chase Bancorp Inc	667	12
Cash America International Inc	995	45		Hingham Institution for Savings	62	4
Cato Corp/The	765	21		Home Bancorp Inc (a)	365	7
Children's Place Retail Stores Inc/The (a)	8,334	482		Home Federal Bancorp Inc/ID	785	10
Conn's Inc (a)	5,762	288		HomeStreet Inc	10,294	198

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Savings & Loans (continued)				Software (continued)
Investors Bancorp Inc	1,657	$36		SYNNEX Corp (a)	10,512	$646
Northfield Bancorp Inc/NJ	1,377	17				$1,305
Northwest Bancshares Inc	2,870	38
OceanFirst Financial Corp	3,337	56		Storage & Warehousing - 0.06%
				Mobile Mini Inc (a)	1,161	39
Oritani Financial Corp	1,097	18		Wesco Aircraft Holdings Inc (a)	1,131	24
Provident Financial Holdings Inc	4,220	70
Provident Financial Services Inc	7,097	115				$63
Provident New York Bancorp	1,362	15		Telecommunications - 2.38%
Rockville Financial Inc	1,501	20		ADTRAN Inc	635	17
Territorial Bancorp Inc	589	13		Anaren Inc (a)	646	16
WSFS Financial Corp	2,364	143		Anixter International Inc (a)	381	33
		$1,992		ARRIS Group Inc (a)	743	13
				Aviat Networks Inc (a)	12,990	33
Semiconductors - 2.48%
Aeroflex Holding Corp (a)	1,060	7		Black Box Corp	573	18
				Calix Inc (a)	287	4
Alpha & Omega Semiconductor Ltd (a)	19,420	164
				Ciena Corp (a)	911	23
Amkor Technology Inc (a)	50,203	216
				Cincinnati Bell Inc (a)	5,299	14
ATMI Inc (a)	1,042	28
Brooks Automation Inc	2,305	21		Comtech Telecommunications Corp	4,202	102
				DigitalGlobe Inc (a)	2,279	72
Ceva Inc (a)	1,197	21
Cirrus Logic Inc (a)	22,603	513		EarthLink Inc	3,636	18
				Extreme Networks Inc (a)	11,121	58
Diodes Inc (a)	421	10
				Finisar Corp (a)	3,169	72
DSP Group Inc (a)	5,767	40
				Globecomm Systems Inc (a)	1,277	18
Emulex Corp (a)	3,014	23
				Harmonic Inc (a)	21,384	164
Entegris Inc (a)	8,041	82
				Hawaiian Telcom Holdco Inc (a)	549	15
Entropic Communications Inc (a)	4,621	20
First Solar Inc (a)	8,700	350		IDT Corp - Class B	7,261	129
GSI Technology Inc (a)	1,107	8		Inteliquent Inc	57,767	558
				Iridium Communications Inc (a)	2,292	16
Integrated Device Technology Inc (a)	3,228	30
				Leap Wireless International Inc (a)	1,290	20
Integrated Silicon Solution Inc (a)	21,264	232
				Netgear Inc (a)	1,334	41
International Rectifier Corp (a)	2,386	59
				NII Holdings Inc (a)	5,265	32
Intersil Corp	4,393	49		Oplink Communications Inc (a)	2,930	55
IXYS Corp	9,416	91
Lattice Semiconductor Corp (a)	2,638	12		Plantronics Inc	190	9
LTX-Credence Corp (a)	3,800	25		Preformed Line Products Co	111	8
				Premiere Global Services Inc (a)	7,689	77
Microsemi Corp (a)	714	17
				RF Micro Devices Inc (a)	1,914	11
MKS Instruments Inc	6,524	173
OmniVision Technologies Inc (a)	1,815	28		Shenandoah Telecommunications Co	131	3
				Sonus Networks Inc (a)	5,918	20
Pericom Semiconductor Corp (a)	7,566	59
				Straight Path Communications Inc (a)	3,550	19
Photronics Inc (a)	2,231	17
				Symmetricom Inc (a)	15,531	75
PMC - Sierra Inc (a)	4,041	27
				Telenav Inc (a)	28,888	168
QLogic Corp (a)	3,083	34
Richardson Electronics Ltd/United States	683	8		Tellabs Inc	208,003	472
Rudolph Technologies Inc (a)	1,449	16		Tessco Technologies Inc	275	9
Supertex Inc	552	14		USA Mobility Inc	8,885	126
				Vonage Holdings Corp (a)	42,253	133
Tessera Technologies Inc	1,583	31
TriQuint Semiconductor Inc (a)	4,503	37		West Corp	393	9
Ultra Clean Holdings Inc (a)	40,995	283				$2,680
Veeco Instruments Inc (a)	1,001	37		Textiles - 0.05%
Volterra Semiconductor Corp (a)	712	16		Culp Inc	55	1
		$2,798		G&K Services Inc	570	34
Software - 1.16%				UniFirst Corp/MA	230	24
Accelrys Inc (a)	1,901	19				$59
Actuate Corp (a)	9,600	71		Toys, Games & Hobbies - 0.02%
Acxiom Corp (a)	1,917	54		LeapFrog Enterprises Inc (a)	2,214	21
Aspen Technology Inc (a)	280	10
Audience Inc (a)	1,719	19
Avid Technology Inc (a)	15,000	90		Transportation - 0.99%
CSG Systems International Inc	5,171	129		Arkansas Best Corp	882	23
Digi International Inc (a)	1,380	14		Atlas Air Worldwide Holdings Inc (a)	904	42
Digital River Inc (a)	6,221	111		Bristow Group Inc	1,256	91
Ebix Inc	377	4		Celadon Group Inc	1,010	19
				Era Group Inc (a)	702	19
Epiq Systems Inc	1,580	21
ManTech International Corp/VA	790	23		GasLog Ltd	1,368	20
Omnicell Inc (a)	792	19		Gulfmark Offshore Inc	4,531	230
Progress Software Corp (a)	959	25		Heartland Express Inc	582	8
Proofpoint Inc (a)	800	26		International Shipholding Corp	301	8
Sapiens International Corp NV	725	4		Knightsbridge Tankers Ltd	14,583	148
Seachange International Inc (a)	1,767	20		Marten Transport Ltd	1,255	22
				Nordic American Tankers Ltd	1,899	16
				Pacer International Inc (a)	8,714	54

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

				(c) Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Board of Directors. At the end of the period, the fair value of these
Transportation (continued)				securities totaled $0 or 0.00% of net assets.
PHI Inc (a)	421	$16
Roadrunner Transportation Systems Inc (a)	482	14
Saia Inc (a)	1,600	50
				Portfolio Summary (unaudited)
Scorpio Tankers Inc	6,546	64		Sector	Percent
Ship Finance International Ltd	1,998	30
Swift Transportation Co (a)	8,000	162		Financial	38 .25%
Universal Truckload Services Inc	1,700	45		Industrial	13 .21%
Werner Enterprises Inc	1,174	27		Consumer, Non-cyclical	12 .22%
YRC Worldwide Inc (a)	391	7		Consumer, Cyclical	10 .51%
				Energy	6.56%
		$1,115		Utilities	5.56%
Trucking & Leasing - 0.45%				Technology	5.52%
AMERCO	2,400	442		Communications	5.17%
Greenbrier Cos Inc (a)	856	21		Basic Materials	2.68%
TAL International Group Inc	500	23		Diversified	0.04%
Textainer Group Holdings Ltd	433	17		Other Assets in Excess of Liabilities, Net	0.28%
		$503		TOTAL NET ASSETS	100.00%

Water - 0.21%
American States Water Co	3,742	103
Artesian Resources Corp	1,200	27
California Water Service Group	3,460	71
Consolidated Water Co Ltd	1,100	16
PICO Holdings Inc (a)	694	15
		$232
TOTAL COMMON STOCKS		$108,535
	Maturity
REPURCHASE AGREEMENTS - 3.32% Amount (000's)		Value(000	's)

Banks - 3.32%
Investment in Joint Trading Account; Barclays $	1,074	$1,073
Bank Repurchase Agreement; 0.06% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $1,095,040; 0.63% - 2.50%;
dated 03/31/15 - 07/15/16)
Investment in Joint Trading Account; Credit	751	751
Suisse Repurchase Agreement; 0.05%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $766,528; 0.00% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	297	297
Bank Repurchase Agreement; 0.10% dated
09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $302,231; 0.00% - 5.41%; dated
04/01/26 - 04/17/36)
Investment in Joint Trading Account; Merrill	968	968
Lynch Repurchase Agreement; 0.03%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $987,094; 0.00% - 5.50%; dated
03/15/14 - 09/15/39)
Investment in Joint Trading Account; Morgan	644	644
Stanley Repurchase Agreement; 0.02%
dated 09/30/2013 maturing 10/01/2013
(collateralized by US Government
Securities; $657,025; 1.00% - 1.38%; dated
03/31/17 - 07/31/18)
		$3,733
TOTAL REPURCHASE AGREEMENTS		$3,733
Total Investments		$112,268
Other Assets in Excess of Liabilities, Net - 0.28%		$313
TOTAL NET ASSETS - 100.00%		$112,581

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; December 2013	Long	47	$4,918	$5,036	$118
Total					$118
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedules of Investments September 30, 2013 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At September 30, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts was as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Balanced Account	$5,213	$(585)	$4,628	$45,973
Bond & Mortgage Securities Account	5,493	(7,150)	(1,657)	339,706
Bond Market Index Account	5,818	(20,769)	(14,951)	1,127,802
Diversified Balanced Account	90,485	(5,775)	84,710	702,114
Diversified Growth Account	247,479	(10,000)	237,479	1,668,573
Diversified Income Account	4,447	(1,515)	2,932	88,263
Diversified International Account	86,621	(5,902)	80,719	402,208
Equity Income Account	196,861	(8,229)	188,632	421,959
Government & High Quality Bond Account	9,071	(7,246)	1,825	393,612
Income Account	17,701	(3,781)	13,920	259,156
International Emerging Markets Account	8,678	(6,055)	2,623	108,378
LargeCap Blend Account II	29,267	(1,239)	28,028	128,916
LargeCap Growth Account	18,277	(805)	17,472	76,866
LargeCap Growth Account I	66,148	(1,798)	64,350	171,979
LargeCap S&P 500 Index Account	273,670	(23,037)	250,633	1,038,142
LargeCap Value Account	15,830	(1,363)	14,467	141,912
MidCap Account	221,357	(2,744)	218,613	418,538
Money Market Account	—	—	—	281,418
Principal Capital Appreciation Account	18,086	(92)	17,994	17,127
Principal LifeTime 2010 Account	4,062	(1,347)	2,715	44,673
Principal LifeTime 2020 Account	20,833	(7,598)	13,235	207,976
Principal LifeTime 2030 Account	11,830	(1,981)	9,849	93,887
Principal LifeTime 2040 Account	3,152	(823)	2,329	31,494
Principal LifeTime 2050 Account	2,034	(508)	1,526	18,348
Principal LifeTime 2060 Account	1	—	1	20
Principal LifeTime Strategic Income Account	2,325	(713)	1,612	30,655
Real Estate Securities Account	25,474	(2,370)	23,104	109,953
SAM Balanced Portfolio	117,052	(2,599)	114,453	881,244
SAM Conservative Balanced Portfolio	18,738	(559)	18,179	203,029
SAM Conservative Growth Portfolio	29,653	(1,070)	28,583	233,086
SAM Flexible Income Portfolio	17,123	(959)	16,164	215,664
SAM Strategic Growth Portfolio	20,272	(441)	19,831	173,034
Short-Term Income Account	4,093	(1,145)	2,948	251,680
SmallCap Blend Account	14,915	(640)	14,275	44,754
SmallCap Growth Account II	20,251	(1,470)	18,781	46,784
SmallCap Value Account I	23,054	(3,049)	20,005	92,263

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Income Account, and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. As of September 30, 2013, there were no transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Accounts' securities carried at value (amounts shown in thousands):

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds		$—	$9,649	$42	$9,691
Common Stocks*		31,551	—	—	31,551
Repurchase Agreements		—	1,043	—	1,043
Senior Floating Rate Interests		—	5	—	5
U.S. Government & Government Agency Obligations		—	8,311	—	8,311
	Total investments in securities $	31,551	$19,008	$42	$50,601
Liabilities
Equity Contracts**
Futures		$(2)	$—	$—	$(2)

Bond & Mortgage Securities Account
Bonds		$—	$185,526	$246	$185,772
Common Stocks*		—	—	—	—
Preferred Stocks
Financial		700	191	—	891
Repurchase Agreements		—	10,983	—	10,983
Senior Floating Rate Interests		—	12,069	—	12,069
U.S. Government & Government Agency Obligations		—	128,334	—	128,334
	Total investments in securities $	700	$337,103	$246	$338,049
Assets
Credit Contracts**
Credit Default Swaps		$—	$33	$—	$33
Interest Rate Contracts**
Interest Rate Swaps		—	120	—	120
Liabilities
Credit Contracts**
Credit Default Swaps		—	(72)	—	(72)
Exchange Cleared Credit Default Swaps		—	(191)	—	(191)

Bond Market Index Account
Bonds		$—	$363,595	$605	$364,200
Municipal Bonds		—	9,598	—	9,598
U.S. Government & Government Agency Obligations		—	739,053	—	739,053
	Total investments in securities $	—	$1,112,246	$605	$1,112,851

Diversified Balanced Account
Investment Companies		$786,824	$—	$—	$786,824
	Total investments in securities $	786,824	$—	$—	$786,824

Diversified Growth Account
Investment Companies		$1,906,052	$—	$—	$1,906,052
	Total investments in securities $	1,906,052	$—	$—	$1,906,052

Diversified Income Account
Investment Companies		$91,195	$—	$—	$91,195
	Total investments in securities $	91,195	$—	$—	$91,195

Diversified International Account
Common Stocks
Basic Materials		$4,060	$29,577	$—	$33,637
Communications		2,436	43,185	—	45,621
Consumer, Cyclical		8,878	68,659	—	77,537
Consumer, Non-cyclical		4,657	72,825	—	77,482
Diversified		602	727	—	1,329
Energy		18,055	15,515	—	33,570
Financial		14,680	115,408	—	130,088
Industrial		8,455	44,826	—	53,281
Technology		1,818	17,194	—	19,012
Utilities		992	5,437	—	6,429
Preferred Stocks
Basic Materials		—	1,569	—	1,569
Communications		—	368	—	368
Financial		—	1,053	—	1,053
Repurchase Agreements		—	1,951	—	1,951
	Total investments in securities $	64,633	$418,294	$—	$482,927

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Account
Common Stocks*		$607,474	$—	$—	$607,474
Repurchase Agreements		—	3,117	—	3,117
	Total investments in securities $	607,474	$3,117	$—	$610,591

Government & High Quality Bond Account
Bonds		$—	$126,440	$3,518	$129,958
Repurchase Agreements		—	7,352	—	7,352
U.S. Government & Government Agency Obligations		—	258,127	—	258,127
	Total investments in securities $	—	$391,919	$3,518	$395,437

Income Account
Bonds		$—	$201,347	$1,841	$203,188
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,459	—	3,459
Repurchase Agreements		—	4,300	—	4,300
Senior Floating Rate Interests		—	2,811	—	2,811
U.S. Government & Government Agency Obligations		—	59,318	—	59,318
	Total investments in securities $	—	$271,235	$1,841	$273,076

International Emerging Markets Account
Common Stocks
Basic Materials		$4,854	$5,518	$—	$10,372
Communications		3,476	12,653	—	16,129
Consumer, Cyclical		238	8,884	—	9,122
Consumer, Non-cyclical		7,394	2,151	—	9,545
Diversified		674	783	—	1,457
Energy		8,267	5,300	—	13,567
Financial		5,515	20,962	—	26,477
Industrial		317	6,475	—	6,792
Technology		—	11,514	—	11,514
Utilities		—	2,229	—	2,229
Preferred Stocks
Basic Materials		—	1,895	—	1,895
Communications		—	362	—	362
Financial		—	1,540	—	1,540
	Total investments in securities $	30,735	$80,266	$—	$111,001

LargeCap Blend Account II
Common Stocks*		$151,950	$—	$—	$151,950
Repurchase Agreements		—	4,994	—	4,994
	Total investments in securities $	151,950	$4,994	$—	$156,944
Liabilities
Equity Contracts**
Futures		$(24)	$—	$—	$(24)

LargeCap Growth Account
Common Stocks*		$93,489	$—	$—	$93,489
Repurchase Agreements		—	849	—	849
	Total investments in securities $	93,489	$849	$—	$94,338

LargeCap Growth Account I
Common Stocks*		$232,471	$—	$—	$232,471
Repurchase Agreements		—	3,858	—	3,858
	Total investments in securities $	232,471	$3,858	$—	$236,329
Liabilities
Equity Contracts**
Futures		$(23)	$—	$—	$(23)

LargeCap S&P 500 Index Account
Common Stocks*		$1,258,957	$—	$—	$1,258,957
Repurchase Agreements		—	29,818	—	29,818
	Total investments in securities $	1,258,957	$29,818	$—	$1,288,775
Liabilities
Equity Contracts**
Futures		$(425)	$—	$—	$(425)

LargeCap Value Account
Common Stocks*		$154,338	$—	$—	$154,338
Repurchase Agreements		—	2,041	—	2,041
	Total investments in securities $	154,338	$2,041	$—	$156,379
Liabilities
Equity Contracts**
Futures		$(21)	$—	$—	$(21)

The changes in investments measured at fair value for which the Accounts' have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Account	Value December 31, 2012	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)		Purchases	Proceeds from Sales		Transfers into Level 3*	Transfers Out of Level 3 **	Value September 30, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013
Short-Term Income Account
Bonds	$3,388	$	- $	-	$	- $	-	$-	$(3,388)	$-	$-
Total	$3,388	$	- $	-	$	- $	-	$-	$(3,388)	$-	$-

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2013 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 11/19/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 11/19/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/19/2013